UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06578

The Glenmede Portfolios

(Exact Name of Registrant as Specified in Charter)

1 Lincoln Street, Floor 8

SFC0805 Boston, MA 02111

(Address of Principal Executive Offices)(Zip Code)

Michael P. Malloy, Esq.

Secretary

Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 1-800-442-8299

Date of Fiscal Year End: October 31

Date of Reporting Period: October 31, 2022

Item 1. Reports to Stockholders.

(a)

The Glenmede Fund, Inc.
The Glenmede Portfolios
Annual Report
October 31, 2022

The performance for the portfolios shown on pages 2 to 22 represents past performance and is not a guarantee of future results. A portfolio’s share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than their original cost.
An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency or bank.
Unlike actual fund performance, performance of an index does not reflect any expenses or transaction costs. A direct investment in an unmanaged index is not possible.
The reports concerning the portfolios included in this shareholder report may contain certain forwardlooking statements about the factors that may affect the performance of the portfolios in the future. These statements are based on the adviser’s predictions and expectations concerning certain future events and their expected impact on the portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events and other factors that may influence the future performance of the portfolios. The adviser believes these forwardlooking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

The Glenmede Fund, Inc.
The Glenmede Portfolios

1

The Glenmede Fund, Inc. and the Glenmede Portfolios
President’s Letter
Dear Shareholder:
We are pleased to present the annual report of the Glenmede family of funds for the fiscal year ended October 31, 2022. At the fiscal year end on October 31, 2022, The Glenmede Fund, Inc. and The Glenmede Portfolios (collectively, the “Glenmede Funds”) consisted of 18 Portfolios with total assets of $5.9 billion.
The fiscal year was marked by extreme volatility across asset classes. The fiscal year started with positive investor sentiment, lower unemployment, and strong earnings in the latter part of 2021. However, sentiment quickly turned negative in 2022 as historic inflation, rising interest rates, and recessionary fears led to double-digit declines in both equities and fixed income for the fiscal year ended October 31, 2022.
Equity markets have been impacted by surging inflation, hawkish Fedspeak, Russia’s war with Ukraine, and China’s lockdowns for COVID. To combat inflation, the Federal Reserve (“Fed”) has been aggressively raising short-term interest rates. Given this backdrop, within equities, growth stocks were hit hardest as rising interest rates, elevated valuations, and earnings outlook concerns led to a risk-off market decline. The fiscal year ended October 31, 2022 saw all major equity indices declining with the S&P 500® Index1 down -14.6%. Small cap stocks, as represented by the Russell 2000® Index1, declined more than their large cap counterparts, falling -18.5%. International markets also fell with the MSCI World Ex-USA Index1 down -22.0% for the fiscal year.
To combat inflation, the Fed raised rates by 300 basis points2 beginning in March 2022 through October 2022. As expected, selling pressure on treasuries ensued with the 2-year treasury increasing by 400 basis points since the end of November 2021. The treasury curve flattened throughout the year as market participants feared recession or a significant stall in economic growth with higher interest rates. The spread between the 2-year treasury and 10-year treasury fell to -50 basis points. The uncertainty around recession caused risk markets to reprice as corporate bond spreads and muni bond yields shifted wider. For the fiscal year ended October 31, 2022, the Bloomberg U.S. Aggregate Bond Index returned -15.7% and the Bloomberg Municipal Bond Index declined -12.0%. Short duration municipal debt held up better during the period with the ICE BofAML 1-3 year US Municipal Securities Index declining -3.5%.
The Glenmede Quantitative U.S. Large Cap Growth Equity Portfolio achieved a five star (★★★★★) Overall Morningstar RatingTM3 among 1,129 Large Cap Growth Equity Funds for the period ended October 31, 2022 (based on risk adjusted returns). The Glenmede Quantitative U.S. Small Cap Equity Portfolio achieved a five star (★★★★★) Overall Morningstar RatingTM3 among 589 Small Blend Funds for the period ended October 31, 2022 (based on risk adjusted returns). The Glenmede Quantitative U.S. Total Market Equity Portfolio achieved a five star (★★★★★) Overall Morningstar RatingTM3 among 391 Mid Cap Value Equity Funds for the period ended October 31, 2022 (based on risk adjusted returns). The Glenmede Equity Income Portfolio achieved a four star (★★★★) Overall Morningstar RatingTM3 among 1,139 Large Value Equity Funds for the period ended October 31, 2022 (based on risk adjusted returns). The Glenmede Small Cap Equity Portfolio achieved a four star (★★★★) Overall Morningstar RatingTM3 among 589 Small Blend Funds for the period ended October 31, 2022 (based on risk adjusted returns). The Glenmede Quantitative U.S. Long/Short Equity Portfolio achieved a four star (★★★★) Overall Morningstar RatingTM3 among 178 Long-Short Equity Funds for the period ended October 31, 2022 (based on risk adjusted returns).
We have included Portfolio Highlights for each individual Portfolio in this report. We welcome any questions about the Glenmede Funds and thank our shareholders for their continued support.
Sincerely,
Kent E. Weaver, Jr.
President
November, 2022
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Past performance is no guarantee of future results.
Mutual fund investing involves risks. Principal loss is possible. Shareholders should consult each Portfolio’s prospectus for a complete listing of risks associated with their Portfolio(s). Certain Portfolios invest in foreign securities which, especially in emerging markets, will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Small Cap Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio invest in smaller companies, which will involve additional risks such as limited liquidity and greater volatility than larger companies. The Strategic Equity Portfolio, Equity Income Portfolio and Small Cap Equity Portfolio may invest in IPOs and the market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading, and limited information about the issuer. Short sales by the Quantitative U.S. Long/Short Equity Portfolio and the Quantitative U.S. Total Market Equity Portfolio involve leverage risk, credit exposure to brokers that execute the short sales and have potentially unlimited losses. Use of derivatives by the Secured Options Portfolio and the Global Secured Options Portfolio may involve greater liquidity, counterparty, credit and pricing risks. The Muni Intermediate Portfolio, High Yield Municipal Portfolio and Short Term Tax Aware Fixed Income Portfolio invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by political and economic factors in the issuer’s region. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Income from tax-exempt funds may be subject to state and local taxes and a portion of such income may be subject to the federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions. Investments in asset backed and mortgage backed securities by the Core Fixed Income Portfolio include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The High Yield Municipal Portfolio invests in “Junk Bonds” which are securities rated below investment grade and are high risk investments that have greater credit risk, are less liquid and have more volatile prices than investment grade bonds. The Secured Options Portfolio and the Global Secured Options Portfolio invest in options which have risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of the securities prices, interest rates and currency exchange rates. Covered call writing may limit the upside of an underlying security. This investment may not be suitable for all investors. The application of the social, governance and/or environmental standards of the Responsible ESG U.S. Equity Portfolio and the women in leadership criteria of the Women in Leadership U.S. Equity Portfolio will affect each Portfolio’s exposure to certain issuers, industries, sectors, regions and countries and may impact the relative performance of these Portfolios, either positively or negatively, depending on whether such investments are in or out of favor. The Equity Income Portfolio invests in dividend paying stocks. Issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. Dividend paying securities can fall out of favor with the market, causing the Portfolio during such periods to underperform funds that do not focus on dividends.
Diversification does not assure a profit or protect against a loss in a declining market.
An investment in a Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, any other government agency or bank.
[1]	The indices are defined on pages 23 to 25.
[2]	A basis point equals 0.01%.
[3]	©2022 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.
The Morningstar Rating™ for funds, or "star rating", is calculated for managed products (including mutual funds, variable annuity and variable life subaccounts, exchange-traded funds, closed-end funds, and separate accounts) with at least a three-year history. Exchange-traded funds and open-end mutual funds are considered a single population for comparative purposes. It is calculated based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a managed product’s monthly excess performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of products in each product category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The Overall Morningstar Rating™ for a managed product is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating™ metrics. The weights are: 100% three-year rating for 36-59 months of total returns, 60% five-year rating/40% three-year rating for 60-119 months of total returns, and 50% 10-year rating/30% five-year rating/20% three-year rating for 120 or more months of total returns. While the 10-year overall star rating formula seems to give the most weight to the 10-year period, the most recent three-year period actually has the greatest impact because it is included in all three rating periods.
As of October 31, 2022, the Glenmede Quantitative U.S. Large Cap Growth Equity Portfolio (Advisor Class and Institutional Class) was rated against the following numbers of U.S.-domiciled Large Cap Growth Equity funds over the following time periods: 1,129 funds overall and 1,129 funds in the last three years, 1,050 funds in the last five years and 784 funds in the last ten years. With respect to these Large Cap Growth Equity funds, the Glenmede Quantitative U.S. Large Cap Growth Equity Portfolio (Advisor Class) received an Overall Morningstar Rating™ of ★★★★★ stars and a Morningstar Rating™ of ★★★★ stars, ★★★★ stars and ★★★★★ stars for the
3

three-, five- and ten year periods, respectively. With respect to these Large Cap Growth Equity funds, the Glenmede Quantitative U.S. Large Cap Growth Equity Portfolio (Institutional Class) received an Overall Morningstar Rating™ of ★★★★ stars and a Morningstar Rating™ of ★★★★ stars, ★★★★ stars and ★★★★★ stars for the three-, five- and ten year periods, respectively. As of October 31, 2022, the Glenmede Quantitative U.S. Small Cap Equity Portfolio was rated against the following numbers of U.S.-domiciled Small Blend funds over the following time periods: 589 funds overall and 589 funds in the last three years. With respect to these Small Blend funds, the Glenmede Quantitative U.S. Small Cap Equity Portfolio received an Overall Morningstar Rating™ of ★★★★★ stars and a Morningstar Rating™ of ★★★★★ stars for the three-year period. As of October 31, 2022, the Quantitative U.S. Total Market Equity Portfolio was rated against the following numbers of U.S.- domiciled Mid-Cap Value funds over the following time periods: 391 funds overall, 391 funds in the last three years, 366 funds in the last five years and 269 funds in the last ten years. With respect to these Mid-Cap Value funds, the Quantitative U.S. Total Market Equity Portfolio received an Overall Morningstar Rating™ of ★★★★★ stars and a Morningstar Rating™ of ★★★★ stars, ★★★★ stars and ★★★★★ stars for the three-, five- and ten-year periods, respectively. As of October 31, 2022, the Glenmede Equity Income Portfolio was rated against the following numbers of U.S.- domiciled Large Value Equity funds over the following time periods: 1,139 funds overall, 1,139 funds in the last three years and 1,082 funds in the last five years. With respect to these Large Value Equity funds, the Glenmede Equity Income Portfolio received an Overall Morningstar Rating™ of ★★★★ stars and a Morningstar Rating™ of ★★★★ stars and ★★★★ stars for the three- and five- year periods, respectively. As of October 31, 2022, the Glenmede Small Cap Equity Portfolio (Advisor Class and Institutional Class) was rated against the following numbers of U.S.-domiciled Small Blend funds over the following time periods: 589 funds overall and 589 funds in the last three years, 545 funds in the last five years and 364 funds in the last ten years. With respect to these Small Blend funds, the Glenmede Small Cap Equity Portfolio (Advisor Class) received an Overall Morningstar Rating™ of ★★★ stars and a Morningstar Rating™ of ★★★★★ stars, ★★★ stars and ★★★ stars for the three-, five- and ten year periods, respectively. With respect to these Small Cap Equity funds, the Glenmede Small Cap Equity Portfolio (Institutional Class) received an Overall Morningstar Rating™ of ★★★★ stars and a Morningstar Rating™ of ★★★★★ stars, ★★★ stars and ★★★★ stars for the three-, five- and ten year periods, respectively. As of October 31, 2022, the Glenmede Quantitative U.S. Long/Short Equity Portfolio (Advisor Class and Institutional Class) was rated against the following numbers of U.S.-domiciled Long-Short Equity funds over the following time periods: 178 funds overall and 178 funds in the last three years, 161 funds in the last five years and 61 funds in the last ten years. With respect to these Long-Short Equity funds, the Glenmede Quantitative U.S. Long/Short Equity Portfolio (Advisor Class) received an Overall Morningstar Rating™ of ★★★ stars and a Morningstar Rating™ of ★★★★ stars, ★★★ stars and ★★★ stars for the three-, five- and ten year periods, respectively. With respect to these Long-Short Equity funds, the Glenmede Quantitative U.S. Long/Short Equity Portfolio (Institutional Class) received an Overall Morningstar Rating™ of ★★★★ stars and a Morningstar Rating™ of ★★★★ stars, ★★★ stars and ★★★ stars for the three-, five- and ten year periods, respectively.
This material must be preceded or accompanied by a current prospectus.
The Glenmede Fund, Inc. and The Glenmede Portfolios are distributed by Quasar Distributors, LLC. 12/22.
Bond ratings are grades given to bonds that indicate their credit quality as determined by a private independent rating service such as S&P Global Ratings. The firm evaluates a bond issuer’s financial strength, or its ability to pay a bond’s principal and interest in a timely fashion. Ratings are expressed as letters ranging from ’AAA’, which is the highest grade, to ’D’, which is the lowest grade. In limited situations when the rating agency has not issued a formal rating, the rating agency will classify the security as non-rated.
A Portfolio’s holdings and allocations are subject to change and are not recommendations to buy or sell any security. Current and future portfolio holdings are subject to risk. Please refer to a Portfolio’s Schedule of Portfolio Investments contained in this report for a full listing of portfolio holdings.
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The Glenmede Fund, Inc.

Quantitative U.S. Large Cap Core Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2022
Average Annual Total Return
		Return After Taxes on
Quantitative U.S. Large Cap Core Equity Portfolio – Advisor Class	Return Before Taxes	Distributions	Distributions and Sales of Fund Shares	Russell 1000® Index	Morningstar Large Blend Average
Year ended 10/31/22	-12.89%	-15.59%	-5.42%	-16.38%	-14.48%
Five Years ended 10/31/22	6.42%	4.35%	4.92%	10.19%	8.51%
Ten Years ended 10/31/22	11.73%	10.35%	9.59%	12.66%	10.81%
Inception (02/27/04) through 10/31/22[1]	8.84%	8.00%	7.45%	8.97%	7.49%
Quantitative U.S. Large Cap Core Equity Portfolio – Institutional Class
Year ended 10/31/22	-12.73%	-15.50%	-5.32%	-16.38%	-14.48%
Five Years Ended 10/31/22	6.64%	4.50%	5.07%	10.19%	8.51%
Inception (12/30/15) through 10/31/22[2]	8.96%	7.28%	7.03%	11.51%	9.94%
For the fiscal year ended October 31, 2022, the Portfolio outperformed the Russell 1000® Index by 3.49% and the Morningstar Large Blend Average by 1.59%, respectively. The Portfolio’s performance had positive contributions from multifactor stock selection models, including biases towards stocks with lower valuations, better fundamentals, more positive earnings trends and attractive technicals. The Portfolio benefitted from downside risk screens, avoiding stocks ranked poorly in multifactor sell models and negative earnings surprise signals. The Portfolio had positive relative stock performance in eight of eleven sectors. The most favorable contributions from stock selection came in the communication services and health care sectors. The most negative contributions from stock selection were in the energy and utilities sectors. Industry group biases had a net positive impact on performance, including relative overweightings in health care and energy, and relative underweightings in consumer discretionary and information technology stocks. The Portfolio’s gross annual operating expense ratios, as stated in the February 28, 2022 Prospectuses, are 0.85% (Advisor Shares) and 0.65% (Institutional Shares). These ratios can fluctuate and may differ from the expense ratios disclosed in the Financial Highlights section of this report.
Hypothetical Illustration of $10,000 Invested in
Quantitative U.S. Large Cap Core Equity Portfolio - Advisor Class vs.
Russell 1000® Index and
Morningstar Large Blend Average
10/31/12 through 10/31/22
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. Performance of the Institutional Class will vary from the Advisor Class due to differences in fees.

[1] Returns are for the period beginning March 1, 2004 for Morningstar Large Blend Average.
[2] Returns are for the period beginning January 1, 2016 for Morningstar Large Blend Average.
The indices and certain terms are defined on pages 23 to 25.
5

The Glenmede Fund, Inc.

Quantitative U.S. Large Cap Growth Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2022
Average Annual Total Return
		Return After Taxes on
Quantitative U.S. Large Cap Growth Equity Portfolio – Advisor Class	Return Before Taxes	Distributions	Distributions and Sales of Fund Shares	Russell 1000® Growth Index	Morningstar Large Growth Average
Year ended 10/31/22	-16.67%	-20.17%	-6.49%	-24.60%	-28.11%
Five Years ended 10/31/22	11.01%	7.84%	8.57%	12.59%	9.11%
Ten Years ended 10/31/22	14.79%	12.87%	12.24%	14.69%	11.95%
Inception (02/27/04) through 10/31/22[1]	10.40%	9.34%	8.88%	10.06%	8.04%
Quantitative U.S. Large Cap Growth Equity Portfolio – Institutional Class
Year ended 10/31/22	-16.49%	-20.06%	-6.38%	-24.60%	-28.11%
Five Years Ended 10/31/22	11.24%	8.00%	8.73%	12.59%	9.11%
Inception (11/05/15) through 10/31/22[2]	11.92%	9.52%	9.45%	13.20%	10.09%
For the fiscal year ended October 31, 2022, the Portfolio outperformed the Russell 1000® Growth Index by 7.93% and the Morningstar Large Growth Average by 11.44%, respectively. The Portfolio’s performance had positive contributions from multifactor stock selection models, including biases towards stocks with lower valuations, better fundamentals, more positive earnings trends and attractive technicals. The Portfolio benefitted from downside risk screens, avoiding stocks ranked poorly in multifactor sell models and negative earnings surprise signals. The Portfolio had positive relative stock performance in six of ten sectors. The most favorable contributions from stock selection came in the information technology and communication services sectors. The most negative contributions from stock selection were in the industrials and real estate sectors. Industry group biases had a net positive impact on performance, including relative overweightings in health care, consumer staples and energy, and relative underweightings in consumer discretionary and communication services stocks. The Portfolio’s gross annual operating expense ratios, as stated in the February 28, 2022 Prospectuses, are 0.85% (Advisor Shares) and 0.65% (Institutional Shares). These ratios can fluctuate and may differ from the expense ratios disclosed in the Financial Highlights section of this report.
Hypothetical Illustration of $10,000 Invested in
Quantitative U.S. Large Cap Growth Equity Portfolio-Advisor Class vs.
Russell 1000® Growth Index and Morningstar Large Growth Average
10/31/12 through 10/31/22
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Aftertax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. Performance of the Institutional Class will vary from the Advisor Class due to differences in fees.

[1] Returns are for the period beginning March 1, 2004 for Morningstar Large Growth Average.
[2] Returns are for the period beginning December 1, 2015 for Morningstar Large Growth Average.
The indices and certain terms are defined on pages 23 to 25.
6

The Glenmede Fund, Inc.

Quantitative U.S. Large Cap Value Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2022
Average Annual Total Return
		Return After Taxes on
Quantitative U.S. Large Cap Value Equity Portfolio	Return Before Taxes	Distributions	Distributions and Sales of Fund Shares	Russell 1000® Value Index	Morningstar Large Value Average
Year ended 10/31/22	-3.49%	-4.13%	-2.01%	-7.00%	-4.53%
Inception (11/13/17) through 10/31/22[1]	6.31%	5.79%	4.81%	7.25%	6.86%
For the fiscal year ended October 31, 2022, the Portfolio outperformed the Russell 1000® Value Index by 3.51% and outperformed the Morningstar Large Value Average by 1.04%, respectively. In the past year, the Portfolio’s performance had net positive contributions from multifactor stock selection models, including biases towards stocks with lower valuations, better fundamentals, more positive earnings trends and attractive technicals. The Portfolio had positive relative stock performance in seven of eleven sectors. The most favorable contributions from stock selection came in the health care and industrials sectors. The most negative contributions from stock selection were in the financials and energy sectors. Industry group biases had minor impacts on performance. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2022 Prospectus, is 2.45%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.
Hypothetical Illustration of $10,000 Invested in
Quantitative U.S. Large Cap Value Equity Portfolio vs.
Russell 1000® Value Index and
Morningstar Large Value Average
11/13/17 through 10/31/22
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1] Returns are for the period beginning December 1, 2017 for Morningstar Large Value Average.
The indices and certain terms are defined on pages 23 to 25.
7

The Glenmede Fund, Inc.

Quantitative U.S. Small Cap Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2022
Average Annual Total Return
		Return After Taxes on
Quantitative U.S. Small Cap Equity Portfolio	Return Before Taxes	Distributions	Distributions and Sales of Fund Shares	Russell 2000® Index	Morningstar Small Blend Average
Year ended 10/31/22	-2.97%	-5.41%	-0.15%	-18.54%	-13.55%
Inception (11/13/17) through 10/31/22[1]	8.46%	7.78%	6.63%	5.99%	4.74%
For the fiscal year ended October 31, 2022, the Portfolio outperformed the Russell 2000® Index by 15.57% and the Morningstar Small Blend Average by 10.58%, respectively. In the past year, the Portfolio’s performance had net positive contributions from multifactor stock selection models, including biases towards stocks with lower valuations, better fundamentals, more positive earnings trends and attractive technicals. The Portfolio benefited from underexposures to companies with negative earnings. The Portfolio had positive relative stock performance in ten of eleven sectors. The most favorable contributions from stock selection came in the information technology and health care sectors. The most negative contribution from stock selection was in the real estate sector. Industry group biases had a net positive impact on performance, including relative overweightings in energy and materials, and relative underweightings in information technology and health care stocks. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2022 Prospectus, is 3.45%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.
Hypothetical Illustration of $10,000 Invested in
Quantitative U.S. Small Cap Equity Portfolio vs.
Russell 2000® Index and
Morningstar Small Blend Average
11/13/17 through 10/31/22
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1] Returns are for the period beginning December 1, 2017 for Morningstar Small Blend Average.
The indices and certain terms are defined on pages 23 to 25.
8

The Glenmede Fund, Inc.

Quantitative International Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2022
Average Annual Total Return
		Return After Taxes on
Quantitative International Equity Portfolio	Return Before Taxes	Distributions	Distributions and Sales of Fund Shares	MSCI World ex-USA Index	Morningstar Foreign Large Value Average
Year ended 10/31/22	-17.89%	-19.08%	-10.40%	-22.04%	-18.49%
Five Years ended 10/31/22	-1.37%	-1.94%	-0.92%	0.41%	-1.24%
Ten Years ended 10/31/22	2.58%	2.15%	2.13%	4.11%	3.00%
Inception (11/17/88) through 10/31/22[1]	5.68%	4.52%	4.62%	4.27%	5.48%
For the fiscal year ended October 31, 2022, the Portfolio outperformed the MSCI World ex-USA Index by 4.15% and the Morningstar Foreign Large Value Average by 0.60%, respectively. The Portfolio’s performance had favorable contributions from multifactor stock selection models, including biases towards stocks with lower valuations, better fundamentals, more positive earnings trends and attractive technicals. The Portfolio had positive relative stock performance in nine of eleven sectors. The most favorable contributions from stock selection came in the information technology and financial sectors. The most negative contributions from stock selection were in the energy and materials sectors. Leading industry group indicators had a positive effect on performance, including relative overweightings of energy and materials, and underweightings of consumer discretionary and information technology stocks. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2022 Prospectus, is 1.19%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.
Hypothetical Illustration of $10,000 Invested in
Quantitative International Equity Portfolio vs.
MSCI World ex-USA Index and
Morningstar Foreign Large Value Average
10/31/12 through 10/31/22
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted above reflects fee waivers in effect during certain periods and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns other than after tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1] Returns are for the period beginning December 1, 1988 for Morningstar Foreign Large Value Average.
The indices and certain terms are defined on pages 23 to 25.
9

The Glenmede Fund, Inc.

Responsible ESG U.S. Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2022
Average Annual Total Return
		Return After Taxes on
Responsible ESG U.S. Equity Portfolio		Distributions	Distributions and Sales of Fund Shares	Russell 1000® Index	Morningstar Large Blend Average
Year ended 10/31/22	-14.02%	-16.10%	-6.66%	-16.38%	-14.48%
Five Years ended 10/31/22	7.31%	6.36%	5.69%	10.19%	8.51%
Inception (12/22/15) through 10/31/22[1]	10.29%	9.54%	8.26%	11.67%	9.94%
For the fiscal year ended October 31, 2022, the Portfolio outperformed the Russell 1000® Index by 2.36% and the Morningstar Large Blend Average by 0.46%, respectively. The Portfolio selects stocks based on a combination of multi-factor models that rank them based on certain criteria, including valuation ratios, profitability and earnings-related measures, and material environmental, social and governance (ESG) criteria. The Portfolio’s performance had positive contributions from multifactor stock selection models, including biases towards stocks with lower valuations, better fundamentals, more positive earnings trends and attractive technicals. The Portfolio benefitted from downside risk screens, avoiding stocks ranked poorly in multifactor sell models and negative earnings surprise signals. The Portfolio had positive relative stock performance in six of eleven sectors. The most favorable contributions from stock selection came in the communication services and consumer discretionary sectors. The most negative contributions from stock selection were in the financials and energy sectors. Industry group biases had a net positive impact on performance, including relative overweightings in energy and materials, and relative underweightings in consumer discretionary and information technology stocks. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2022 Prospectus, is 1.05%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.
Hypothetical Illustration of $10,000 Invested in
Responsible ESG U.S. Equity Portfolio vs.
Russell 1000® Index and
Morningstar Large Blend Average
12/22/15 through 10/31/22
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that a shareholder may pay on fund distributions or redemption of fund shares. After tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1] Returns are for the period beginning January 1, 2016 for Morningstar Large Blend Average.
The indices and certain terms are defined on pages 23 to 25.
10

The Glenmede Fund, Inc.

Women in Leadership U.S. Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2022
Average Annual Total Return
		Return After Taxes on
Women in Leadership U.S. Equity Portfolio		Distributions	Distributions and Sales of Fund Shares	Russell 1000® Index	Morningstar Large Value Average
Year ended 10/31/22	-13.15%	-17.06%	-4.58%	-16.38%	-4.53%
Five Years ended 10/31/22	6.77%	5.38%	5.30%	10.19%	7.43%
Inception (12/22/15) through 10/31/22[1]	9.42%	8.31%	7.55%	11.67%	9.12%
For the fiscal year ended October 31, 2022, the Portfolio outperformed the Russell 1000® Index by 3.23% and underperformed the Morningstar Large Value Average by 8.62%, respectively. The Portfolio selects stocks based on companies that meet specific women in leadership criteria (such as having a chairwoman, a female CEO, female board members or women in management positions) and gender diversity and equity metrics. The Portfolio’s performance had positive contributions from multifactor stock selection models, including biases towards stocks with lower valuations, better fundamentals, more positive earnings trends and attractive technicals. The Portfolio benefitted from downside risk screens, avoiding stocks ranked poorly in multifactor sell models and negative earnings surprise signals. The Portfolio had positive relative stock performance in six of eleven sectors. The most favorable contributions from stock selection came in the communication services and health care sectors. The most negative contributions from stock selection were in the consumer discretionary and energy sectors. Industry group biases had minor impacts on performance. The Portfolio’s gross annual operating expense ratio, as stated in February 28, 2022 Prospectus, is 1.04%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.
Hypothetical Illustration of $10,000 Invested in
Women in Leadership U.S. Equity Portfolio vs.
Russell 1000® Index and
Morningstar Large Value Average
12/22/15 through 10/31/22
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that a shareholder may pay on fund distributions or redemption of fund shares. After tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1] Returns are for the period beginning January 1, 2016 for Morningstar Large Value Average.
The indices and certain terms are defined on pages 23 to 25.
11

The Glenmede Fund, Inc.

Quantitative U.S. Long/Short Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2022
Average Annual Total Return
		Return After Taxes on
Quantitative U.S. Long/Short Equity Portfolio – Advisor Class		Distributions	Distributions and Sales of Fund Shares	Russell 3000® Index	Bloomberg U.S. Treasury Bellwethers 3-Month Index	Blended Index	Morningstar Long/Short Average
Year ended 10/31/22	8.66%	8.66%	5.13%	-16.52%	0.80%	-4.20%	-6.12%
Five Years ended 10/31/22	1.98%	1.94%	1.52%	9.87%	1.17%	4.09%	3.00%
Ten Years ended 10/31/22	4.32%	4.30%	3.43%	12.46%	0.71%	4.34%	4.00%
Inception (09/29/06) through 10/31/22[1]	2.47%	2.39%	1.94%	8.90%	1.01%	3.56%	2.47%
Quantitative U.S. Long/Short Equity Portfolio – Institutional Class
Year ended 10/31/22	8.86%	8.86%	5.24%	-16.52%	0.80%	-4.20%	-6.12%
Inception (09/13/19) through 10/31/22[2]	5.51%	5.47%	4.25%	9.79%	0.66%	3.91%	3.90%
For the fiscal year ended October 31, 2022, the Portfolio outperformed the Bloomberg U.S. Treasury Bellwethers 3-Month Index by 7.86%, the Russell 3000® Index by 25.18%, and the Morningstar Long-Short Average by 14.78%, respectively. Over the past year, the average net equity exposure for the Portfolio was about 35%. The Portfolio’s performance had favorable contributions from multifactor stock selection models, including biases towards stocks with lower valuations, attractive fundamentals and more positive earnings trends. The Portfolio’s long positions had positive relative stock performance in nine of eleven sectors. The most favorable contributions from stock selection came in the information technology and financial sectors. The most  negative contributions from stock selection were in the utilities and energy sectors. The Portfolio’s long stock positions (-5.5%) outperformed the short positions (-20.6%) by about 15.1%. The Portfolio’s gross annual operating expense ratios, as stated in the February 28, 2022 Prospectuses, are 2.88% (Advisor Shares) and 3.88% (Institutional Shares). These ratios can fluctuate and may differ from the expense ratios disclosed in the Financial Highlights section of this report.
Hypothetical Illustration of $10,000 Invested in
Quantitative U.S. Long/Short Equity Portfolio-Advisor Class vs.
Russell 3000® Index, Bloomberg U.S. Treasury Bellwethers 3-Month Index,
Blended Index and Morningstar Long/Short Average
10/31/12 through 10/31/22
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. After tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. Performance of the Institutional Class will vary from the Advisor Class due to differences in fees.

[1] Returns are for the period beginning October 1, 2006 for Morningstar Long/Short Average.
[2] Returns are for the period beginning October 1, 2019 for Morningstar Long/Short Average.
The indices and certain terms are defined on pages 23 to 25.
12

The Glenmede Fund, Inc.

Quantitative U.S. Total Market Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2022
Average Annual Total Return
		Return After Taxes on
Quantitative U.S. Total Market Equity Portfolio		Distributions	Distributions and Sales of Fund Shares	Russell 3000® Index	Morningstar Mid-Cap Value Average
Year ended 10/31/22	-7.76%	-11.26%	-1.80%	-16.52%	-5.76%
Five Years ended 10/31/22	8.46%	6.17%	6.43%	9.87%	6.55%
Ten Years ended 10/31/22	12.28%	10.87%	10.04%	12.46%	9.77%
Inception (12/21/06) through 10/31/22[1]	7.48%	6.61%	6.12%	8.56%	6.86%
For the fiscal year ended October 31, 2022, the Portfolio outperformed Russell 3000® Index by 8.76% and underperformed the Morningstar Mid-Cap Value Average by 2.00%, respectively. The Portfolio’s performance had favorable contributions from multifactor stock selection models, including biases towards stocks with lower valuations and more positive earnings trends. The Portfolio’s long positions had positive relative stock performance in nine of eleven sectors. The most favorable contributions from stock selection came in the information technology and communication services sectors. The most negative contributions from stock selection were in the consumer staples and utilities sectors. The Portfolio’s long stock positions (-8.6%) outperformed the short positions (-16.7%) by about 8.1%. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2022 Prospectus, is 2.23%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.
Hypothetical Illustration of $10,000 Invested in
Quantitative U.S. Total Market Equity Portfolio vs.
Russell 3000® Index and
Morningstar Mid-Cap Value Average
10/31/12 through 10/31/22
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that a shareholder may pay on fund distributions or redemption of fund shares. After tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1] Returns are for the period beginning January 1, 2007 for Morningstar Mid-Cap Value Average.
The indices and certain terms are defined on pages 23 to 25.
13

The Glenmede Fund, Inc.

Strategic Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2022
Average Annual Total Return
		Return After Taxes on
Strategic Equity Portfolio	Return Before Taxes	Distributions	Distributions and Sales of Fund Shares	S&P 500® Index	Dow Jones Industrial Average	Morningstar Large Blend Average
Year ended 10/31/22	-13.95%	-16.11%	-6.35%	-14.61%	-6.74%	-14.48%
Five Years ended 10/31/22	8.07%	6.61%	6.27%	10.44%	9.33%	8.51%
Ten Years ended 10/31/22	11.50%	9.62%	9.04%	12.79%	12.19%	10.81%
Inception (07/20/89) through 10/31/22[1]	8.81%	-7.40%	7.15%	9.90%	10.58%	8.31%
For the fiscal year ended October 31, 2022, the Strategic Equity Portfolio returned -13.95%. The S&P 500® Index returned -14.61% for the same period. The Portfolio started the year lagging the S&P 500® Index return, but then did steadily better as the S&P 500® Index posted most of its total decline over the back half of the fiscal year. This slide was precipitated by monetary tightening which pulled down valuation levels, particularly those of very highly valued growth stocks, and created concerns about future recession risks. The Portfolio performance was helped by holding stocks with more moderate valuations than the S&P 500® Index and avoiding businesses where cash flows are most at risk in economic downturns. The Portfolio seeks to generate outperformance over time by investing in those companies with strong profitability whose shares are trading at reasonable valuations relative to business fundamentals. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2022 Prospectus, is 0.85%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.
Hypothetical Illustration of $10,000 Invested in
Strategic Equity Portfolio vs.
S&P 500® Index, Dow Jones Industrial Average and
Morningstar Large Blend Average
10/31/12 through 10/31/22
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Aftertax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1] Returns are for the period beginning August 1, 1989 for Morningstar Large Blend Average.
The indices and certain terms are defined on pages 23 to 25.
14

The Glenmede Fund, Inc.

Small Cap Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2022
Average Annual Total Return
Small Cap Equity Portfolio – Advisor Class		Russell 2000® Index	Russell 2000® Value Index	S&P 500® Index	Morningstar Small Blend Average
Year ended 10/31/22	-6.59%	-18.54%	-10.73%	-14.61%	-13.55%
Five Years ended 10/31/22	7.28%	5.56%	5.31%	10.44%	5.22%
Ten Years ended 10/31/22	11.13%	9.93%	9.37%	12.79%	9.16%
Inception (03/01/91) through 10/31/22[1]	10.36%	9.52%	10.66%	9.92%	9.65%
Small Cap Equity Portfolio – Institutional Class
Year ended 10/31/22	-6.39%	-18.54%	-10.73%	-14.61%	-13.55%
Five Years ended 10/31/22	7.51%	5.56%	5.31%	10.44%	5.22%
Ten Years ended 10/31/22	11.35%	9.93%	9.37%	12.79%	9.16%
Inception (01/02/98) through 10/31/22[2]	8.38%	7.37%	7.92%	7.71%	7.79%
For the fiscal year ended October 31, 2022, the Small Cap Equity Portfolio Advisor Class returned -6.59% and the Institutional Class returned -6.39% compared to the Russell 2000® Index return of -18.54% and the Morningstar Small Blend Average return of -13.55%.  The healthcare sector accounted for the largest share of the outperformance, followed by the information technology and industrials sectors.  The real estate sector was the worst performing sector on a relative basis.  The Portfolio’s gross annual operating expense ratios, as stated in the February 28, 2022 Prospectuses are 0.92% and 0.72% for the Advisor and Institutional shares, respectively.  These ratios can fluctuate and may differ from the expense ratios disclosed in the Financial Highlights section of this report.
Hypothetical Illustration of $10,000 Invested in
Small Cap Equity Portfolio-Advisor Class vs.
S&P 500® Index,
Russell 2000® Index,
Russell 2000® Value Index and
Morningstar Small Blend Average
10/31/12 through 10/31/22
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns shown do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Performance shown of the Institutional Class will vary from the Advisor Class due to differences in fees.

[1] Returns are for the period beginning April 1, 1991 for Morningstar Small Blend Average.
[2] Returns are for the period beginning February 1, 1998 for Morningstar Small Blend Average.
The indices and certain terms are defined on pages 23 to 25.
15

The Glenmede Fund, Inc.

Equity Income Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2022
Average Annual Total Return
Equity Income Portfolio		S&P 500® Index	Russell 1000® Value Index	Morningstar Large Value Average
Year ended 10/31/22	-2.70%	-14.61%	-7.00%	-4.53%
Five Years ended 10/31/22	9.24%	10.44%	7.21%	7.43%
Inception (12/21/16) through10/31/22[1]	9.89%	11.57%	7.46%	8.21%
For the fiscal year ended October 31, 2022, the Equity Income Portfolio returned -2.70% versus -14.61% for the S&P 500® Index and -7.00% for the Russell 1000® Value Index. Comparing the Portfolio to the Russell 1000® Value Index, the outperformance was driven by the Portfolio’s focus on owning more stable growth businesses. This allowed its holdings to outperform across most economic sectors relative to that Index, particularly during the second half of the year when economic concerns began weighing on markets more. The strong relative performance versus the S&P 500® Index came largely from the valuation bias that the Portfolio maintains by seeking out attractive dividend yields. The Portfolio seeks to drive attractive total returns over time from a combination of current and future dividends along with price appreciation in its holdings. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2022 Prospectus, is 1.10%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.
Hypothetical Illustration of $10,000 Invested in
Equity Income Portfolio vs.
S&P 500® Index,
Russell 1000® Value Index and
Morningstar Large Value Average
12/21/16 through 10/31/22
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns shown do not reflect taxes that a shareholder may pay on fund distributions or redemption of fund shares.

[1] Returns are for the period beginning January 1, 2017 for Morningstar Large Value Average.
The indices and certain terms are defined on pages 23 to 25.
16

The Glenmede Fund, Inc.

Secured Options Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2022
Average Annual Total Return
Secured Options Portfolio – Advisor Class		CBOE S&P 500® PutWrite Index	S&P 500® Index
Year ended 10/31/22	-11.29%	-7.65%	-14.61%
Five Years ended 10/31/22	3.93%	3.99%	10.44%
Ten Years ended 10/31/22	5.65%	5.88%	12.79%
Inception (06/30/10) through 10/31/22	7.59%	7.54%	13.54%
Secured Options Portfolio – Institutional Class
Year ended 10/31/22	-11.16%	-7.65%	-14.61%
Five Years ended 10/31/22	4.14%	3.99%	10.44%
Inception (11/09/16) through October 31, 2022	4.52%	5.05%	12.25%
For the fiscal year ended October 31, 2022, the Secured Options Portfolio invested in cash-secured put options on the S&P 500® Index in an effort to reduce equity volatility, obtain option premiums and provide more stable returns. For this period, the Portfolio’s Advisor Class experienced a total return of -11.29% while its benchmark, the CBOE S&P 500® PutWrite Index, had a return of -7.65%. The Portfolio’s underperformance was driven primarily by the Portfolio’s active strike selection process, which seeks to identify the more advantageously priced options that expire in less than 3-months. In addition, the method for cycling through monthly expiration detracted from returns relative to the CBOE S&P 500® PutWrite Index. At each monthly expiration, the CBOE Put-Write Index is 100% cash from 9:30 am (when the previous month’s put expires) until to 11:30 am (when the new put is sold). Being in cash during this 2-hour window on each monthly expiration added 233 basis points to the benchmark. Generally speaking, cash or cash-like instruments are pledged to fully collateralize cash-secured written put options. In lieu of cash secured put options, the Portfolio may also pledge long equities to fully collateralize covered call options. The Portfolio’s gross annual operating expense ratios, as stated in the February 28, 2022 Prospectuses, are 0.86% and 0.66% for the Advisor and Institutional Classes, respectively. These ratios can fluctuate and may differ from the expense ratios disclosed in the Financial Highlights section of this report.
Hypothetical Illustration of $10,000 Invested in
Secured Options Portfolio - Advisor Class vs.
CBOE S&P 500® PutWrite Index
and S&P 500® Index
10/31/12 through 10/31/22
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns shown do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Performance shown of the Institutional Class will vary from the Advisor Class due to differences in fees.

The indices and certain terms are defined on pages 23 to 25.
17

The Glenmede Fund, Inc.

Global Secured Options Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2022
Average Annual Total Return
Global Secured Options Portfolio		MSCI All Country World Index	Blended PutWrite Index
Year ended 10/31/22	-13.35%	-19.96%	-9.28%
Five Years ended 10/31/22	2.35%	5.24%	0.38%
Ten Years ended 10/31/22	3.14%	7.98%	2.93%
Inception (09/28/12) through 10/31/22	3.26%	7.78%	2.98%
For the fiscal year ended October 31, 2022, the Global Secured Options Portfolio invested in cash-secured put options on the S&P 500® Index, Russell 2000® Index, iShares MSCI EAFE ETF (EFA) and iShares MSCI Emerging Market ETF (EEM) in an effort to reduce equity volatility, obtain option premiums and provide more stable returns. For this period, the Portfolio had a total return of -13.35% while its benchmark, the MSCI All Country World (ACWI) Index, returned -19.96% and our Blended CBOE® PutWrite Index (“Blended PutWrite Index”) returned -9.28%. Our Blended PutWrite Index is comprised of 40% CBOE S&P 500® PutWrite T-W (PWT) Index, 10% CBOE Russell 2000® PutWrite (PUTR) Index, 40% CBOE MSCI EAFE PutWrite (PXEA) Index and 10% CBOE MSCI Emerging Markets PutWrite (PXEF) Index. The Portfolio’s underperformance relative to the Blended PutWrite Index was driven primarily by the Portfolio’s option selection process that seeks to identify the most advantageously priced put options that expire in less than 3-months. Our relative underperformance was primarily driven by our slightly more bullish option positioning relative in CBOE S&P 500® PutWrite T-W (PWT) Index, the CBOE Russell 2000® PutWrite (PUTR) Index and CBOE MSCI EAFE PutWrite (PXEA) Index. The Portfolio’s outperformance relative to the MSCI All Country World Index was primarily driven by our lower exposure to equities during the global equity selloff. Generally speaking, cash or cash-like instruments are pledged to fully collateralize cash-secured written put options. In lieu of cash secured put options, the Portfolio may also pledge long equities to fully collateralize covered call options. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2022 Prospectus, is 1.31%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.
Hypothetical Illustration of $10,000 Invested in
Global Secured Options Portfolio vs.
MSCI All Country World Index
and Blended PutWrite Index
10/31/12 through 10/31/22
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted above reflects expense reimbursements in effect during certain periods and would have been lower in their absence. The total return was affected by a deficiency dividend paid during the period. If the deficiency dividend was not paid total return would have been lower. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns shown do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

The indices and certain terms are defined on pages 23 to 25.
18

The Glenmede Fund, Inc.

Core Fixed Income Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2022
Average Annual Total Return
Core Fixed Income Portfolio		Bloomberg U.S. Aggregate Bond Index	Morningstar Intermediate - Core Bond Average
Year ended 10/31/22	-15.80%	-15.68%	-15.94%
Five Years ended 10/31/22	-1.17%	-0.54%	-0.78%
Ten Years ended 10/31/22	0.10%	0.74%	0.64%
Inception (11/17/88) through 10/31/22[1]	4.81%	5.28%	4.71%
The Core Fixed Income Portfolio returned -15.80% for the year ended October 31, 2022. The benchmark, the Bloomberg U.S. Aggregate Bond Index, returned -15.68% for the year and the Portfolio’s peer group, the Morningstar Intermediate – Core Bond Average, returned -15.94% for the year. The Portfolio’s underperformance versus the Bloomberg U.S. Aggregate Bond Index can be attributed to the Portfolio’s bias towards higher credit quality corporate securities and less overall U.S. treasury exposure. For example, as the U.S. treasury curve inverted throughout the year, the overall treasury sector returned -14.09%, outperforming the overall corporate sector, which returned -19.57%. The Portfolio’s outperformance versus its peer group can also be attributed to the Portfolio’s high credit quality bias in corporate securities, the overall yield curve positioning, and low risk themes.
The Portfolio seeks to add value by monitoring yield curve exposure while utilizing sector and security selection. Diversification, liquidity, and low risk themes dominate the Portfolio’s investment discipline. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2022 prospectus, is 0.54%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.
Hypothetical Illustration of $10,000 Invested in
Core Fixed Income Portfolio vs.
Bloomberg U.S. Aggregate Bond Index and
Morningstar Intermediate-Core Bond Average
10/31/12 through 10/31/22
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns shown do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

[1] Returns are for the period beginning December 1, 1988 for Morningstar Intermediate - Core Bond Average.
The indices and certain terms are defined on pages 23 to 25.
19

The Glenmede Fund, Inc.

Short Term Tax Aware Fixed Income Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2022
Average Annual Total Return
		Return After Taxes on
Short Term Tax Aware Fixed Income Portfolio	Return Before Taxes	Distributions	Distributions and Sales of Fund Shares	ICE BofAML 1-3 Year U.S. Municipal Securities Index	Morningstar Muni National Short Average
Year ended 10/31/22	-3.40%	-3.67%	-1.97%	-3.47%	-4.08%
Five Years Ended 10/31/22	0.34%	0.21%	0.37%	0.60%	0.44%
Inception (06/29/16) through 10/31/22[1]	0.36%	0.24%	0.37%	0.60%	0.45%
For the fiscal year ended October 31, 2022, the Short Term Tax Aware Fixed Income Portfolio returned -3.40%. Its benchmark, the ICE BofAML 1-3 year U.S. Municipal Securities Index, returned -3.47% and the Portfolio’s peer group, the Morningstar Muni National Short Average, returned -4.08%. The Portfolio benefitted significantly from duration & curve positioning, while an allocation to high yield caused some performance drag. Security selection contributed positively to performance.
The Portfolio seeks to add value through active credit-quality and taxable exposure, as well as sector and security selection. Diversification, liquidity, and measured risk taking are the focus of the Portfolio’s investment discipline. The Portfolio’s gross annual operating expense ratio, as stated in the prospectus dated February 28, 2022, is 0.64%. This rate can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights in this report.
Hypothetical Illustration of $10,000 Invested in
Short Term Tax Aware Fixed Income Portfolio vs.
ICE BofAML 1-3 Year U.S. Municipal Securities Index and
Morningstar Muni National Short Average
06/29/16 through 10/31/22
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1] Returns are for the period beginning July 1, 2016 for Morningstar Muni National Short Average.
The indices and certain terms are defined on pages 23 to 25.
20

The Glenmede Fund, Inc.

High Yield Municipal Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2022
Average Annual Total Return
High Yield Municipal Portfolio		HY Muni Blended Index[1]	Bloomberg Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index	Bloomberg Muni BBB Index	Bloomberg Municipal Bond Index	Morningstar High Yield Muni Average
Year ended 10/31/22	-16.42%	-14.76%	-15.68%	-15.30%	-11.98%	-16.63%
Five Years ended 10/31/22	0.02%	1.19%	1.45%	0.75%	0.37%	0.24%
Inception (12/22/15) through 10/31/22[2]	1.22%	1.70%	2.45%	2.47%	1.03%	1.19%
The High Yield Municipal Portfolio (the “Portfolio”) trailed the Bloomberg Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index for the trailing 12 months through October 31, 2022. The Portfolio returned -16.42% while the Fund’s blended benchmark, HY Municipal Blended Index, returned -14.76%. Volatility increased significantly during the trailing 12-month period as yields marched meaningfully higher. Inflation was the main catalyst, surprising to the upside for much of 2022. Persistently high inflation has put the Federal Reserve in an increasingly challenged position and has forced it to raise short-term interest rates aggressively. Rapid repricing across the asset class has caused significant outflows across the municipal market, hurting bond prices. Bonds with longer duration and more credit sensitive areas of the market have been most adversely affected, causing abnormal drawdowns across the asset class. Since AllianceBernstein, LP ("AllianceBernstein") has taken over as the sub-advisor to the Portfolio, it has looked to selectively add credit risk as recent valuations are more attractive and issuer fundamentals remain strong. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2022 Prospectus, as supplemented, is 0.83%. These ratios can fluctuate and may differ from the expense ratios disclosed in the Financial Highlights section of this report.
Hypothetical Illustration of $10,000 Invested in
High Yield Municipal Portfolio vs.
HY Muni Blended Index,
Bloomberg Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index,
Bloomberg Muni BBB Index,
Bloomberg Municipal Bond Index and
Morningstar High Yield Muni Average
12/22/15 through 10/31/22
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect during certain periods and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent monthend returns. Returns shown do not reflect taxes that a shareholder may pay on fund distributions or redemption of fund shares.

[1] Effective September 29, 2022 the Portfolio’s benchmark changed from the Bloomberg Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index to the HY Muni Blended Index.
[2] Returns are for the period beginning January 1, 2017 for HY Muni Blended Index and January 1, 2016 for Morningstar High Yield Muni Average.
The indices and certain terms are defined on pages 23 to 25.
21

The Glenmede Portfolios

Muni Intermediate Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2022
Average Annual Total Return
Muni Intermediate Portfolio		Bloomberg Municipal 1-10 Year Blend Index	Morningstar Muni National Intermediate Average
Year ended 10/31/22	-7.51%	-7.53%	-11.18%
Five Years ended 10/31/22	0.46%	0.64%	0.16%
Ten Years ended 10/31/22	1.02%	1.37%	1.12%
Inception (06/05/92) through 10/31/22[1]	3.44%	3.78%	3.63%
For the fiscal year ended October 31, 2022, the Muni Intermediate Portfolio returned -7.51%. Its benchmark, the Bloomberg Municipal 1-10 Year Blend Index, returned -7.53% and the Portfolio’s peer group, the Morningstar Muni National Intermediate Average, returned -11.18% for the year. The Portfolio’s outperformance can be generally attributed to relative curve positioning and duration versus the benchmark. The Portfolio’s high credit quality bias also contributed positively to performance.
The Portfolio seeks to add value through active yield curve and credit-quality exposure, as well as sector and security selection. Diversification, liquidity, and measured risk taking are the focus of the Portfolio’s investment discipline. The Portfolio’s gross annual operating expense ratio, as stated in the prospectus dated February 28, 2022, is 0.24%. This rate can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights in this report.
Hypothetical Illustration of $10,000 Invested in
Muni Intermediate Portfolio vs.
Bloomberg Municipal 1-10 Year Blend Index and
Morningstar Muni National Intermediate Average
10/31/12 through 10/31/22
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns shown do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

[1] Returns are for the periods beginning June 30, 1993 for Bloomberg Municipal 1-10 Year Blend Index and July 1, 1992 for Morningstar Muni National Intermediate Average.
The indices and certain terms are defined on pages 23 to 25.
22

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

Glossary of Indices & Terms
Indices — It is not possible to invest directly in an index.
The Blended Index is comprised of two benchmarks, weighted 70% Bloomberg U.S. Treasury Bellwethers 3-Month Index and 30% Russell 3000® Index.
The HY Muni Blended Index is comprised of two benchmarks, weighted 75% Bloomberg Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index and 25% Bloomberg Municipal Index.
The Bloomberg U.S. Treasury Bellwethers 3-Month Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of 3 months, excluding zero coupon strips.
The Bloomberg Municipal 1-10 Year Blend Index is a composite index made up of several different broad sub-indices: the Bloomberg Municipal 1-Year Index; the Bloomberg Municipal 3-Year Index; the Bloomberg Municipal 5-Year Index; the Bloomberg Municipal 7-Year Index and the Bloomberg Municipal 10-Year Index. The total of all these indices represents all maturities between 1-10 Years.
The Bloomberg U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Indexes are rebalanced by market capitalization each month.
The Bloomberg Muni BBB Index is a sub-index of the Bloomberg U.S. Municipal Index that includes only bonds rated BBB on the day the Index resets.  The rating is established using the middle rating of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) and Fitch Ratings, Inc.
The Bloomberg Muni High Yield 5% Tobacco 2% Issuer Cap Index is an issuer constrained sub-index of the Bloomberg U.S. Municipal High Yield Index that caps issuer exposure to 2% and tobacco stocks to 5%.
The Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds with maturities greater than two years.
The Bloomberg High Yield Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the indices’ EM country definition, are excluded.
The ICE BofAML 1-3 Year U.S. Municipal Securities Index is a subset of the ICE BofAML U.S. Municipal Securities Index including all securities with a remaining term to final maturity less than 3 years.
The CBOE S&P 500® PutWrite Index is a benchmark index that measures the performance of a hypothetical portfolio that sells S&P 500® Index (SPX) put options against collateralized cash reserves held in a money market account.
The MSCI All Country World Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The MSCI All Country World Index is comprised of stocks from both developed and emerging markets.
The MSCI World ex-USA Index captures large and mid cap representation across 22 of 23 Developed Markets countries--excluding the United States. With 982 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.
The Russell 1000® Index is an unmanaged market capitalization weighted total return index which is comprised of the 1,000 largest companies in the Russell 3000® Index.
The Russell 1000® Growth Index is an unmanaged capitalization weighted total return index which is comprised of securities in the Russell 1000® Index with greater than average growth orientation.
The Russell 1000® Value Index is an unmanaged capitalization weighted total return index which is comprised of those securities in the Russell 1000® Index with a less than average growth orientation.
The Russell 2000® Index is an unmanaged market capitalization weighted total return index which measures the performance of the 2,000 smallest companies in the Russell 3000® Index.
The Russell 2000® Value Index is an index measuring the performance of approximately 2,000 small-cap companies in the Russell 3000® Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000® Value Index serves as a benchmark for small-cap stocks in the United States.
The Russell 3000® Index is an unmanaged capitalization weighted total return index which is comprised of the 3,000 largest U.S. companies based on total market capitalization. The Index re-balances annually.
The S&P 500® Index is a market capitalization weighted index comprised of 500 widely held common stocks.
Morningstar Foreign Large Value Average funds invest mainly in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. The blend style is assigned to funds where neither growth nor value characteristics predominate.
23

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

Glossary of Indices & Terms — (Continued)
Morningstar High Yield Muni Average funds invest at least 50% of assets in high-income municipal securities that are not rated or that are rated by a major agency such as S&P or Moody’s at the level of BBB (considered speculative in the municipal industry) and below.
Morningstar Intermediate-Core Bond Average contains bond funds that have average durations of greater than 3.5 years and less than 6 years. Most of the funds rotate among a variety of sectors in the bond market, based upon that which appears to offer better values.
Morningstar Large Blend Average funds are fairly representative of the overall U.S. Stock market in size, growth rates, and price. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds returns are often similar to those of the S&P 500 Index.
Morningstar Large Growth Average funds invest in big U.S. companies that are projected to grow faster than other large-cap stocks. This classification consists of stocks in the top 70% of the capitalization of the U.S. equity market defined as large-cap. Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields). Most of these funds focus on companies in rapidly expanding industries.
Morningstar Large Value Average funds focus on big companies that are less expensive or growing more slowly than other large-cap stocks. These funds often feature investments in energy, financial, or manufacturing sectors.
Morningstar Long/Short Average funds aim to deliberately exploit market movements through the use of a variety of derivative instruments. These can include (but are not limited to) futures, options, swaps, short sells along with physical positions.
Morningstar Mid-Cap Value Average funds invest primarily in mid-cap U.S. stocks that are value-oriented. Midcap stocks collectively represent 20% of the total capitalization of the U.S. equity market (large-cap stocks represent the top 70%). The mid-cap range for market capitalization typically falls between $1-$8 billion. Value is defined based on low valuations (low price ratios and high dividend yields) and slow growth (low growth rates for earnings, sales, book value, and cash flow).
Morningstar Muni National Short Average invests in bonds with an average duration of less than 4.5 years issued by state and local governments to fund projects. Such bonds are free from federal taxes and from state taxes in the issuing state.
Morningstar Small Blend Average funds favor firms at the smaller end of the market-capitalization range, and are flexible in the types of small caps they buy. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages.
The Morningstar Muni National Intermediate Average funds have an average duration of more than 4.5 years but less than seven years, or average maturity of more than five years but less than 12 years.
The Dow Jones Industrial Average (DJIA) is a price-weighted index that tracks 30 large, publicly-owned companies trading on the New York Stock Exchange and the NASDAQ.
The CBOE Russell 2000® PutWrite Index is designed to track the performance of a hypothetical strategy that sells a monthly at-the-money (ATM) Russell 2000® Index put option. The written Russell 2000® put option is collateralized by a money market account invested in one-month Treasury bills.
The Blended PutWrite Index is a weighted benchmark comprised of four indices: 40% CBOE S&P 500® PutWrite T-W (PWT) Index, 10% CBOE Russell 2000® PutWrite (PUTR) Index, 40% CBOE MSCI EAFE PutWrite Index (PXEA) and 10% CBOE MSCI Emerging Markets PutWrite (PXEF) Index.
Terms
Cash flow:    measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.
Duration:    is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.
Market Capitalization:    is the market price of an entire company, calculated by multiplying the number of shares outstanding by the price per share.
Total return:    consists of price appreciation/depreciation and income as a percentage of the original investment.
Dividend Yield:    The dividend yield or dividend-price ratio of a share is the dividend per share, divided by the price per share. It is also a company’s total annual dividend payments divided by its market capitalization, assuming the number of shares is constant.
24

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

Glossary of Indices & Terms — (Concluded)
Yield Curve: A yield curve is a line that plots yields (interest rates) of bonds having equal credit quality but differing maturity dates. The slope of the yield curve gives an idea of future interest rate changes and economic activity. There are three main types of yield curve shapes: normal (upward sloping curve), inverted (downward sloping curve) and flat.
Price-to-earnings ratio (P/E ratio):    is the ratio for valuing a company that measures its current share price relative to its per-share earnings (EPS).
Credit spread:    is the difference in yield between a U.S. Treasury bond and another debt security of the same maturity but different credit quality.
25

The Glenmede Fund, Inc.

Shareholder Expenses (Unaudited)
As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and, for certain classes, shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
Unless otherwise noted, the examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2022 to October 31, 2022.
Actual Expenses
The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
	Beginning Account Value (May 1, 2022)	Ending Account Value (October 31, 2022)	Annualized Expense Ratio	Expenses Paid During Period* (May 1, 2022 to October 31, 2022)
Quantitative U.S. Large Cap Core Equity Portfolio – Advisor
Actual	$1,000.00	$ 938.70	0.84%	$ 4.10
Hypothetical (5% return less expenses)	1,000.00	1,021.00	0.84	4.28
Quantitative U.S. Large Cap Core Equity Portfolio – Institutional
Actual	1,000.00	939.40	0.64	3.13
Hypothetical (5% return less expenses)	1,000.00	1,022.00	0.64	3.26
Quantitative U.S. Large Cap Growth Equity Portfolio – Advisor
Actual	1,000.00	956.10	0.83	4.09
Hypothetical (5% return less expenses)	1,000.00	1,021.00	0.83	4.23
Quantitative U.S. Large Cap Growth Equity Portfolio – Institutional
Actual	1,000.00	956.80	0.63	3.11
Hypothetical (5% return less expenses)	1,000.00	1,022.00	0.63	3.21
Quantitative U.S. Large Cap Value Equity Portfolio
Actual	1,000.00	981.40	0.86	4.30
Hypothetical (5% return less expenses)	1,000.00	1,020.90	0.86	4.38
Quantitative U.S. Small Cap Equity Portfolio
Actual	1,000.00	1,049.70	0.85	4.39
Hypothetical (5% return less expenses)	1,000.00	1,020.90	0.85	4.33
Quantitative International Equity Portfolio
Actual	1,000.00	883.20	1.00	4.75
Hypothetical (5% return less expenses)	1,000.00	1,020.20	1.00	5.09
Responsible ESG U.S. Equity Portfolio
Actual	1,000.00	952.70	0.85	4.18
Hypothetical (5% return less expenses)	1,000.00	1,020.90	0.85	4.33
Women in Leadership U.S. Equity Portfolio
Actual	1,000.00	946.30	0.85	4.17
Hypothetical (5% return less expenses)	1,000.00	1,020.90	0.85	4.33
Quantitative U.S. Long/Short Equity Portfolio – Advisor
Actual	1,000.00	1,028.50	2.17	11.10
Hypothetical (5% return less expenses)	1,000.00	1,014.30	2.17	11.02
Quantitative U.S. Long/Short Equity Portfolio – Institutional
Actual	1,000.00	1,030.60	1.99	10.19
Hypothetical (5% return less expenses)	1,000.00	1,015.20	1.99	10.11
26

The Glenmede Fund, Inc.

Shareholder Expenses (Unaudited) — (Concluded)
	Beginning Account Value (May 1, 2022)	Ending Account Value (October 31, 2022)	Annualized Expense Ratio	Expenses Paid During Period* (May 1, 2022 to October 31, 2022)
Quantitative U.S. Total Market Equity Portfolio
Actual	$1,000.00	$ 966.90	2.04%	$10.11
Hypothetical (5% return less expenses)	1,000.00	1,014.90	2.04	10.36
Strategic Equity Portfolio
Actual	1,000.00	955.60	0.85	4.19
Hypothetical (5% return less expenses)	1,000.00	1,020.90	0.85	4.33
Small Cap Equity Portfolio – Advisor
Actual	1,000.00	976.70	0.92	4.58
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.92	4.69
Small Cap Equity Portfolio – Institutional
Actual	1,000.00	977.90	0.72	3.59
Hypothetical (5% return less expenses)	1,000.00	1,021.60	0.72	3.67
Equity Income Portfolio
Actual	1,000.00	1,022.50	0.85	4.33
Hypothetical (5% return less expenses)	1,000.00	1,020.90	0.85	4.33
Secured Options Portfolio – Advisor
Actual	1,000.00	909.70	0.84	4.04
Hypothetical (5% return less expenses)	1,000.00	1,021.00	0.84	4.28
Secured Options Portfolio – Institutional
Actual	1,000.00	910.10	0.64	3.08
Hypothetical (5% return less expenses)	1,000.00	1,022.00	0.64	3.26
Global Secured Options Portfolio
Actual	1,000.00	908.10	1.00	4.81
Hypothetical (5% return less expenses)	1,000.00	1,020.20	1.00	5.09
Core Fixed Income Portfolio
Actual	1,000.00	931.70	0.54	2.63
Hypothetical (5% return less expenses)	1,000.00	1,022.50	0.54	2.75
Short Term Tax Aware Fixed Income Portfolio
Actual	1,000.00	997.50	0.55	2.77
Hypothetical (5% return less expenses)	1,000.00	1,022.40	0.55	2.80
High Yield Municipal Portfolio
Actual	1,000.00	913.00	0.90	4.34
Hypothetical (5% return less expenses)	1,000.00	1,020.70	0.90	4.58

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), which is net of fee waivers, and include dividends on securities sold short, interest expense and expense reimbursements, if any, multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the calendar year (365 days).
27

The Glenmede Portfolios

Shareholder Expenses (Unaudited)
As a shareholder of the Glenmede Muni Intermediate Portfolio, you incur ongoing costs, including shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Glenmede Muni Intermediate Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2022 to October 31, 2022.
Actual Expenses
The first line under the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line under the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Glenmede Muni Intermediate Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under the Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.
	Beginning Account Value (May 1, 2022)	Ending Account Value (October 31, 2022)	Annualized Expense Ratio	Expenses Paid During Period* (May 1, 2022 to October 31, 2022)
Muni Intermediate Portfolio
Actual	$1,000.00	$ 986.20	0.25%	$1.25
Hypothetical (5% return less expenses)	1,000.00	1,023.90	0.25	1.28

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the calendar year (365 days).
28

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities
October 31, 2022
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Assets:
Investments at value[1], 2	$ 994,454,987	$ 2,177,510,224	$ 1,668,053
Repurchase agreements at value[1]	4,676,818	5,897,397	15,324
Receivable from Advisor	—	—	1,635
Receivable for fund shares sold	563,315	180,314	—
Dividends receivable	863,523	518,239	2,590
Interest receivable	130	164	1
Securities lending income receivable	385	246	—
Prepaid expenses	8,303	13,437	15
Total assets	1,000,567,461	2,184,120,021	1,687,618
Liabilities:
Obligation to return securities lending collateral	6,920,115	14,174,543	11,978
Line of credit interest payable	829	734	—
Payable for fund shares redeemed	1,594,443	1,503,585	—
Payable for Management fees	444,453	979,124	729
Payable for Directors’ fees	32,903	64,201	66
Payable for Shareholder Servicing fees	151,206	198,658	265
Accrued expenses	253,776	497,018	9,727
Total liabilities	9,397,725	17,417,863	22,765
Net Assets	$ 991,169,736	$2,166,702,158	$ 1,664,853
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 39,414	$ 77,512	$ 135
Paid-in capital in excess of par value	660,922,425	1,641,560,393	1,336,122
Total distributable earnings	330,207,897	525,064,253	328,596
Total Net Assets	$ 991,169,736	$2,166,702,158	$ 1,664,853
Shares Outstanding[3]	39,414,495	77,511,960	134,622
Net Asset Value Per Share	$ —	$ —	$ 12.37
Advisor Class — based on net assets of $924,569,592 and $1,211,342,439, respectively and shares outstanding of 36,766,076 and 43,336,587, respectively	25.15	27.95	—
Institutional Class — based on net assets of $66,600,144 and $955,359,719, respectively and shares outstanding of 2,648,419 and 34,175,373, respectively	25.15	27.95	—
[1] Investments at cost	$ 840,126,550	$ 1,802,526,037	$ 1,419,322
[2] Market value of securities on loan	$ 6,790,940	$ 14,013,841	$ 11,754
[3] Authorized shares	—	—	80,000,000
Authorized shares - Advisor Class	155,000,000	240,000,000	—
Authorized shares - Institutional Class	155,000,000	140,000,000	—
See Notes to Financial Statements.
29

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
October 31, 2022
	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Assets:
Investments at value[1], 2	$ 1,527,102	$ 22,759,837	$ 24,230,760
Repurchase agreements at value[1]	23,575	—	22,398
Foreign currency[3]	—	7,307	—
Receivable from Advisor	2,136	4,906	2,348
Receivable for securities sold	—	42,834	123,807
Receivable for fund shares sold	—	—	35,115
Dividends receivable	149	46,266	31,244
Interest receivable	1	—	1
Securities lending income receivable	6	143	16
Foreign tax reclaims receivable	—	677,427	—
Prepaid expenses	9	283	182
Total assets	1,552,978	23,539,003	24,445,871
Liabilities:
Due to custodian	—	9,609	—
Obligation to return securities lending collateral	19,157	554,453	383,250
Line of credit interest payable	—	8	2
Payable for fund shares redeemed	—	—	108,026
Payable for Management fees	665	14,367	10,656
Payable for Directors’ fees	41	841	789
Payable for Shareholder Servicing fees	242	4,789	3,875
Accrued expenses	11,852	16,339	16,589
Total liabilities	31,957	600,406	523,187
Net Assets	$ 1,521,021	$ 22,938,597	$23,922,684
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 116	$ 1,869	$ 1,486
Paid-in capital in excess of par value	1,183,324	25,935,341	18,484,473
Total distributable earnings	337,581	(2,998,613)	5,436,725
Total Net Assets	$ 1,521,021	$ 22,938,597	$23,922,684
Shares Outstanding[4]	115,800	1,869,369	1,486,302
Net Asset Value Per Share	$ 13.13	$ 12.27	$ 16.10
[1] Investments at cost	$ 1,329,061	$ 24,879,185	$ 20,301,589
[2] Market value of securities on loan	$ 46,916	$ 682,304	$ 376,096
[3] Foreign currency at cost	$ —	$ 7,205	$ —
[4] Authorized shares	80,000,000	120,000,000	80,000,000
See Notes to Financial Statements.
30

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
October 31, 2022
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Assets:
Investments at value[1], 2	$ 22,129,922	$ 56,128,100	$ 56,119,056
Repurchase agreements at value[1]	94,339	—	251,238
Receivable from Advisor	2,426	4,110	2,187
Receivable for securities sold	171,985	875,147	—
Receivable for fund shares sold	30,356	59	10,726
Dividends receivable	31,923	29,542	45,015
Interest receivable	3	78,800	7
Securities lending income receivable	—	73	2
Cash collateral on deposit at broker (Note 1)	—	39,785,875	—
Prepaid expenses	169	437	207
Total assets	22,461,123	96,902,143	56,428,438
Liabilities:
Due to custodian	—	258,847	1,998
Payable for securities purchased	—	522,263	—
Obligation to return securities lending collateral	—	796,370	752,215
Line of credit interest payable	—	127	124
Payable for fund shares redeemed	258,414	6,094	71,641
Dividend payable on securities sold short	—	31,715	9,323
Payable for securities sold short, at value[3]	—	38,263,385	11,686,740
Payable for Management fees	9,880	40,331	30,335
Payable for Directors’ fees	669	1,679	1,204
Payable for Shareholder Servicing fees	3,593	8,064	7,138
Accrued expenses	16,569	33,080	31,831
Total liabilities	289,125	39,961,955	12,592,549
Net Assets	$22,171,998	$ 56,940,188	$ 43,835,889
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 1,618	$ 4,047	$ 2,462
Paid-in capital in excess of par value	19,213,180	34,683,700	29,494,860
Total distributable earnings	2,957,200	22,252,441	14,338,567
Total Net Assets	$22,171,998	$ 56,940,188	$ 43,835,889
Shares Outstanding[4]	1,617,936	4,047,212	2,461,522
Net Asset Value Per Share	$ 13.70	$ —	$ 17.81
Advisor Class — based on net assets of $48,369,594 and shares outstanding of 3,440,709	—	14.06	—
Institutional Class — based on net assets of $8,570,594 and shares outstanding of 606,503	—	14.13	—
[1] Investments at cost	$ 19,747,669	$ 43,011,923	$ 44,266,253
[2] Market value of securities on loan	$ —	$ 769,516	$ 776,207
[3] Proceeds from securities sold short	$ —	$ 47,826,711	$ 14,132,948
[4] Authorized shares	80,000,000	—	120,000,000
Authorized shares - Advisor Class	—	120,000,000	—
Authorized shares - Institutional Class	—	120,000,000	—
See Notes to Financial Statements.
31

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
October 31, 2022
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Assets:
Investments at value[1], 2	$ 190,722,170	$ 1,153,915,961	$ 21,656,422
Repurchase agreements at value[1]	386,351	15,116,000	251,190
Receivable from Advisor	—	—	1,822
Receivable for securities sold	6,486,197	—	—
Receivable for fund shares sold	8,000	186,803	1,968
Dividends receivable	131,202	103,565	18,129
Interest receivable	11	420	7
Securities lending income receivable	—	2,511	—
Prepaid expenses	1,569	8,573	130
Total assets	197,735,500	1,169,333,833	21,929,668
Liabilities:
Payable for securities purchased	5,762,219	—	—
Obligation to return securities lending collateral	—	56,703,980	—
Line of credit interest payable	2	28	—
Payable for fund shares redeemed	145,950	853,551	—
Payable for Management fees	86,235	491,112	9,664
Payable for Directors’ fees	6,210	36,768	599
Payable for Shareholder Servicing fees	31,358	119,951	3,514
Accrued expenses	57,635	322,414	13,795
Total liabilities	6,089,609	58,527,804	27,572
Net Assets	$191,645,891	$1,110,806,029	$21,902,096
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 6,983	$ 32,463	$ 1,502
Paid-in capital in excess of par value	80,028,659	789,626,080	15,807,303
Total distributable earnings	111,610,249	321,147,486	6,093,291
Total Net Assets	$191,645,891	$1,110,806,029	$21,902,096
Shares Outstanding[3]	6,982,594	32,462,640	1,502,266
Net Asset Value Per Share	$ 27.45	$ —	$ 14.58
Advisor Class — based on net assets of $468,156,948 and shares outstanding of 14,167,770	—	33.04	—
Institutional Class — based on net assets of $642,649,081 and shares outstanding of 18,294,870	—	35.13	—
[1] Investments at cost	$ 93,052,779	$ 935,550,436	$ 16,319,563
[2] Market value of securities on loan	$ —	$ 54,954,397	$ —
[3] Authorized shares	150,000,000	—	80,000,000
Authorized shares - Advisor Class	—	180,000,000	—
Authorized shares - Institutional Class	—	135,000,000	—
See Notes to Financial Statements.
32

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
October 31, 2022
	Secured Options Portfolio	Global Secured Options Portfolio	Core Fixed Income Portfolio
Assets:
Investments at value[1], 2	$ 1,183,880,522	$ 36,830,286	$ 326,032,333
Repurchase agreements at value[1]	206,701	46,292	1,239,627
Receivable from Advisor	—	2,017	—
Receivable for fund shares sold	309,162	13,075	164,000
Interest receivable	6	1	2,256,394
Securities lending income receivable	—	—	1,386
Cash collateral on deposit at broker (Note 1)	920,204	907,518	—
Foreign tax reclaims receivable	—	33,745	—
Prepaid expenses	2,493	85	2,587
Total assets	1,185,319,088	37,833,019	329,696,327
Liabilities:
Obligation to return securities lending collateral	—	—	9,685,150
Line of credit interest payable	—	2	—
Payable for fund shares redeemed	89,358	543	14,658
Options written, at value[3]	683,274,655	17,735,775	—
Payable for Management fees	230,907	8,891	96,227
Payable for Directors’ fees	12,718	502	10,239
Payable for Shareholder Servicing fees	11,812	3,233	27,493
Accrued expenses	115,636	22,025	89,918
Total liabilities	683,735,086	17,770,971	9,923,685
Net Assets	$ 501,584,002	$ 20,062,048	$319,772,642
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 42,806	$ 4,720	$ 34,927
Paid-in capital in excess of par value	543,034,500	29,199,315	380,727,265
Total distributable earnings	(41,493,304)	(9,141,987)	(60,989,550)
Total Net Assets	$ 501,584,002	$ 20,062,048	$319,772,642
Shares Outstanding[4]	42,806,054	4,719,666	34,927,003
Net Asset Value Per Share	$ —	$ 4.25	$ 9.16
Advisor Class — based on net assets of $70,446,997 and shares outstanding of 6,084,340	11.58	—	—
Institutional Class — based on net assets of $431,137,005 and shares outstanding of 36,721,714	11.74	—	—
[1] Investments at cost	$ 1,163,159,466	$ 37,561,220	$ 378,836,265
[2] Market value of securities on loan	$ —	$ —	$ 9,465,699
[3] Premiums received from options written	$ 684,328,318	$ 17,994,029	$ —
[4] Authorized shares	—	120,000,000	160,000,000
Authorized shares - Advisor Class	160,000,000	—	—
Authorized shares - Institutional Class	160,000,000	—	—
See Notes to Financial Statements.
33

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Concluded)
October 31, 2022
	Short Term Tax Aware Fixed Income Portfolio	High Yield Municipal Portfolio
Assets:
Investments at value[1]	$ 55,523,653	$ 152,733,827
Repurchase agreements at value[1]	235,803	—
Cash	—	656,085
Receivable from Advisor	4,034	—
Receivable for securities sold	—	1,960,181
Receivable for fund shares sold	551,500	—
Interest receivable	699,111	2,470,910
Prepaid expenses	322	1,656
Total assets	57,014,423	157,822,659
Liabilities:
Payable for when-issued securities purchased	—	281,622
Line of credit interest payable	32	507
Payable for fund shares redeemed	—	530,639
Payable for Management fees	16,811	89,499
Payable for Directors’ fees	1,527	6,730
Payable for Shareholder Servicing fees	4,803	23,552
Accrued expenses	27,840	80,091
Total liabilities	51,013	1,012,640
Net Assets	$56,963,410	$156,810,019
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 5,890	$ 17,536
Paid-in capital in excess of par value	59,049,711	190,731,871
Total distributable earnings	(2,092,191)	(33,939,388)
Total Net Assets	$56,963,410	$156,810,019
Shares Outstanding[2]	5,890,025	17,535,669
Net Asset Value Per Share	$ 9.67	$ 8.94
[1] Investments at cost	$ 57,310,795	$ 177,676,044
[2] Authorized shares	80,000,000	80,000,000
See Notes to Financial Statements.
34

The Glenmede Fund, Inc.

Statements Of Operations
For the Year Ended October 31, 2022
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Investment income:
Dividends	$ 21,577,929	$ 26,444,190	$ 59,719
Interest	5,478	14,220	34
Income from security lending	4,470	3,346	7
Total investment income	21,587,877	26,461,756	59,760
Expenses:
Management fees	6,615,381	12,995,994	13,106
Administration, transfer agent and custody fees	425,285	795,157	27,367
Professional fees	197,367	380,007	400
Shareholder report expenses	83,555	264,989	1,778
Shareholder servicing fees	—	—	4,766
Shareholder servicing fees (Advisor Class)	2,184,121	2,892,471	—
Directors’ fees and expenses	139,589	267,692	284
Interest expense	5,362	7,735	62
Registration and filing fees	45,383	91,175	3,644
Other expenses	178,370	322,467	2,620
Total expenses	9,874,413	18,017,687	54,027
Less expenses waived/reimbursed	—	—	(33,711)
Net expenses	9,874,413	18,017,687	20,316
Net investment income	11,713,464	8,444,069	39,444
Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	193,752,678	160,666,842	94,282
Net change in unrealized loss on:
Investments	(374,472,637)	(626,839,106)	(303,423)
Net realized and unrealized loss	(180,719,959)	(466,172,264)	(209,141)
Net decrease in net assets resulting from operations	$(169,006,495)	$(457,728,195)	$(169,697)
See Notes to Financial Statements.
35

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Year Ended October 31, 2022
	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Investment income:
Dividends[1]	$ 27,980	$ 1,167,676	$ 538,632
Interest	29	2,170	193
Income from security lending	112	22,898	159
Total investment income	28,121	1,192,744	538,984
Expenses:
Management fees	8,238	227,352	158,653
Administration, transfer agent and custody fees	32,723	39,778	39,972
Professional fees	238	4,343	4,779
Shareholder report expenses	1,735	5,368	3,326
Shareholder servicing fees	2,996	75,784	57,692
Directors’ fees and expenses	171	3,009	3,409
Interest expense	—	1,308	428
Registration and filing fees	3,638	20,175	18,833
Other expenses	2,515	8,753	6,224
Total expenses	52,254	385,870	293,316
Less expenses waived/reimbursed	(39,523)	(81,426)	(47,697)
Net expenses	12,731	304,444	245,619
Net investment income	15,390	888,300	293,365
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	117,592	(18,785)	1,659,372
Foreign currency transactions	—	(37,714)	—
Net realized gain (loss)	117,592	(56,499)	1,659,372
Net change in unrealized loss on:
Investments	(178,389)	(6,391,166)	(6,394,134)
Foreign currency translation	—	(4,701)	—
Net change in unrealized loss	(178,389)	(6,395,867)	(6,394,134)
Net realized and unrealized loss	(60,797)	(6,452,366)	(4,734,762)
Net decrease in net assets resulting from operations	$ (45,407)	$(5,564,066)	$(4,441,397)

[1]	The Quantitative U.S. Small Cap Equity Portfolio and the Quantitative International Equity Portfolio had foreign dividend withholding taxes of $79 and $124,626, respectively.
See Notes to Financial Statements.
36

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Year Ended October 31, 2022
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Investment income:
Dividends[1]	$ 521,801	$ 1,125,140	$ 1,054,434
Interest	187	181,706	284
Income from security lending	173	2,003	190
Total investment income	522,161	1,308,849	1,054,908
Expenses:
Management fees	135,183	742,885	534,025
Administration, transfer agent and custody fees	39,017	63,627	51,675
Professional fees	3,964	9,339	6,737
Shareholder report expenses	3,310	7,555	5,879
Shareholder servicing fees	49,158	—	89,004
Shareholder servicing fees (Advisor Class)	—	108,324	—
Dividends on securities sold short	—	687,085	229,984
Directors’ fees and expenses	2,798	6,088	5,022
Interest expense	40	874	214
Short position flex fees	—	—	96,962
Registration and filing fees	18,805	42,184	20,334
Other expenses	6,406	25,159	8,951
Total expenses	258,681	1,693,120	1,048,787
Less expenses waived/reimbursed	(49,722)	(246,812)	(165,351)
Net expenses	208,959	1,446,308	883,436
Net investment income (loss)	313,202	(137,459)	171,472
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	474,768	2,293,339	(401,204)
Securities sold short	—	(858,824)	190,496
Net realized gain (loss)	474,768	1,434,515	(210,708)
Net change in unrealized gain (loss) on:
Investments	(4,312,942)	(6,231,683)	(6,934,443)
Securities sold short	—	9,655,617	2,273,396
Net change in unrealized gain (loss)	(4,312,942)	3,423,934	(4,661,047)
Net realized and unrealized gain (loss)	(3,838,174)	4,858,449	(4,871,755)
Net increase (decrease) in net assets resulting from operations	$(3,524,972)	$ 4,720,990	$(4,700,283)

[1]	The Quantitative U.S. Long/Short Equity Portfolio had foreign dividend withholding taxes of $340.
See Notes to Financial Statements.
37

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Year Ended October 31, 2022
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Investment income:
Dividends	$ 2,811,370	$ 17,013,498	$ 533,255
Interest	2,578	30,582	1,049
Income from security lending	14	88,715	—
Total investment income	2,813,962	17,132,795	534,304
Expenses:
Management fees	1,250,486	7,387,860	121,580
Administration, transfer agent and custody fees	102,465	770,852	31,875
Professional fees	35,946	224,033	3,538
Shareholder report expenses	6,107	295,846	2,930
Shareholder servicing fees	454,722	—	44,211
Shareholder servicing fees (Advisor Class)	—	1,249,058	—
Shareholder servicing fees (Institutional Class)	—	421,812	—
Directors’ fees and expenses	26,351	156,622	2,509
Interest expense	280	7,667	—
Registration and filing fees	21,476	62,020	3,618
Other expenses	33,543	208,171	4,703
Total expenses	1,931,376	10,783,941	214,964
Less expenses waived/reimbursed	—	—	(27,068)
Net expenses	1,931,376	10,783,941	187,896
Net investment income	882,586	6,348,854	346,408
Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	15,175,687	142,991,756	627,015
Net change in unrealized loss on:
Investments	(51,143,682)	(259,705,445)	(1,601,958)
Net realized and unrealized loss	(35,967,995)	(116,713,689)	(974,943)
Net decrease in net assets resulting from operations	$(35,085,409)	$(110,364,835)	$ (628,535)
See Notes to Financial Statements.
38

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Year Ended October 31, 2022
	Secured Options Portfolio	Global Secured Options Portfolio	Core Fixed Income Portfolio
Investment income:
Dividends	$ 310,720	$ 55,299	$ —
Interest	1,224,685	46,143	8,494,070
Income from security lending	—	—	16,765
Total investment income	1,535,405	101,442	8,510,835
Expenses:
Management fees	2,601,151	102,596	1,315,910
Administration, transfer agent and custody fees	193,071	48,043	163,537
Professional fees	74,086	2,957	57,679
Shareholder report expenses	28,695	3,085	12,708
Shareholder servicing fees	—	37,308	375,974
Shareholder servicing fees (Advisor Class)	167,261	—	—
Directors’ fees and expenses	51,802	2,162	42,472
Interest expense	—	282	—
Registration and filing fees	47,474	19,489	11,990
Other expenses	71,428	11,725	50,757
Total expenses	3,234,968	227,647	2,031,027
Less expenses waived/reimbursed	—	(40,826)	—
Net expenses	3,234,968	186,821	2,031,027
Net investment income (loss)	(1,699,563)	(85,379)	6,479,808
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(11,935)	(447,395)	(8,937,362)
Written options	158,020,611	4,967,908	—
Purchased options	(218,442,787)	(6,474,287)	—
Net realized loss	(60,434,111)	(1,953,774)	(8,937,362)
Net change in unrealized gain (loss) on:
Investments	(4,647,754)	(962,339)	(61,619,614)
Written options	47,227,177	2,009,219	—
Purchased options	(38,710,807)	(1,655,383)	—
Net change in unrealized gain (loss)	3,868,616	(608,503)	(61,619,614)
Net realized and unrealized loss	(56,565,495)	(2,562,277)	(70,556,976)
Net decrease in net assets resulting from operations	$ (58,265,058)	$(2,647,656)	$(64,077,168)
See Notes to Financial Statements.
39

The Glenmede Fund, Inc.

Statements Of Operations — (Concluded)
For the Year Ended October 31, 2022
	Short Term Tax Aware Fixed Income Portfolio	High Yield Municipal Portfolio
Investment income:
Dividends	$ 10,679	$ —
Interest	765,340	9,115,398
Income from security lending	10,132	—
Total investment income	786,151	9,115,398
Expenses:
Management fees	198,122	1,511,778
Administration, transfer agent and custody fees	62,678	182,315
Professional fees	8,973	108,618
Shareholder report expenses	2,366	19,570
Shareholder servicing fees	56,606	510,432
Directors’ fees and expenses	6,322	29,032
Interest expense	154	4,250
Registration and filing fees	4,835	6,020
Other expenses	9,312	36,499
Total expenses	349,368	2,408,514
Less expenses waived/reimbursed	(37,879)	(63,806)
Net expenses	311,489	2,344,708
Net investment income	474,662	6,770,690
Realized and unrealized loss:
Net realized loss on:
Investment transactions	(419,029)	(9,361,228)
Net change in unrealized loss on:
Investments	(1,956,193)	(39,867,953)
Net realized and unrealized loss	(2,375,222)	(49,229,181)
Net decrease in net assets resulting from operations	$(1,900,560)	$(42,458,491)
See Notes to Financial Statements.
40

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets
For the Year Ended October 31, 2022
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 11,713,464	$ 8,444,069	$ 39,444
Net realized gain on:
Investment transactions	193,752,678	160,666,842	94,282
Net change in unrealized loss on:
Investments	(374,472,637)	(626,839,106)	(303,423)
Net increase (decrease) in net assets resulting from operations	(169,006,495)	(457,728,195)	(169,697)
Distributions from earnings	—	—	(37,841)
Distributions from earnings: Advisor Class	(150,805,227)	(302,740,550)	—
Distributions from earnings: Institutional Class	(19,740,872)	(104,880,062)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(90,178,388)	699,425,959	(614,744)
Net increase (decrease) in net assets	(429,730,982)	(165,922,848)	(822,282)
NET ASSETS:
Beginning of year	1,420,900,718	2,332,625,006	2,487,135
End of year	$ 991,169,736	$2,166,702,158	$1,664,853

For the Year Ended October 31, 2021
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 10,678,272	$ 4,403,265	$ 32,610
Net realized gain on:
Investment transactions	174,197,674	472,680,948	192,898
Net change in unrealized gain on:
Investments	303,612,374	383,735,184	531,814
Net increase in net assets resulting from operations	488,488,320	860,819,397	757,322
Distributions from earnings	—	—	(32,775)
Distributions from earnings: Advisor Class	(97,666,788)	(235,473,637)	—
Distributions from earnings: Institutional Class	(13,261,819)	(80,080,381)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(195,841,253)	(415,858,062)	175,088
Net increase in net assets	181,718,460	129,407,317	899,635
NET ASSETS:
Beginning of year	1,239,182,258	2,203,217,689	1,587,500
End of year	$1,420,900,718	$2,332,625,006	$2,487,135
See Notes to Financial Statements.
41

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Year Ended October 31, 2022
	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 15,390	$ 888,300	$ 293,365
Net realized gain (loss) on:
Investment transactions	117,592	(18,785)	1,659,372
Foreign currency transactions	—	(37,714)	—
Net change in unrealized loss on:
Investments	(178,389)	(6,391,166)	(6,394,134)
Foreign currency translations	—	(4,701)	—
Net increase (decrease) in net assets resulting from operations	(45,407)	(5,564,066)	(4,441,397)
Distributions from earnings	(155,187)	(1,140,214)	(3,071,064)
Net increase (decrease) in net assets from capital share transactions (See note 5)	166,061	(11,426,255)	(1,426,217)
Net increase (decrease) in net assets	(34,533)	(18,130,535)	(8,938,678)
NET ASSETS:
Beginning of year	1,555,554	41,069,132	32,861,362
End of year	$1,521,021	$ 22,938,597	$23,922,684

For the Year Ended October 31, 2021
	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 7,572	$ 1,207,251	$ 218,467
Net realized gain on:
Investment transactions	213,765	11,341,780	3,795,554
Foreign currency transactions	—	6,448	—
Net change in unrealized gain (loss) on:
Investments	351,970	2,809,057	6,354,818
Foreign currency translations	—	(578)	—
Net increase in net assets resulting from operations	573,307	15,363,958	10,368,839
Distributions from earnings	(7,665)	(1,099,884)	(218,408)
Net increase (decrease) in net assets from capital share transactions (See note 5)	7,588	(26,497,058)	369,382
Net increase (decrease) in net assets	573,230	(12,232,984)	10,519,813
NET ASSETS:
Beginning of year	982,324	53,302,116	22,341,549
End of year	$1,555,554	$ 41,069,132	$32,861,362
See Notes to Financial Statements.
42

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Year Ended October 31, 2022
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$ 313,202	$ (137,459)	$ 171,472
Net realized gain (loss) on:
Investment transactions	474,768	2,293,339	(401,204)
Securities sold short	—	(858,824)	190,496
Net change in unrealized gain (loss) on:
Investments	(4,312,942)	(6,231,683)	(6,934,443)
Securities sold short	—	9,655,617	2,273,396
Net increase (decrease) in net assets resulting from operations	(3,524,972)	4,720,990	(4,700,283)
Distributions from earnings	(4,758,943)	—	(5,752,261)
Net increase (decrease) in net assets from capital share transactions (See note 5)	2,569,045	(11,038,120)	18,327,845
Net increase (decrease) in net assets	(5,714,870)	(6,317,130)	7,875,301
NET ASSETS:
Beginning of year	27,886,868	63,257,318	35,960,588
End of year	$22,171,998	$ 56,940,188	$43,835,889

For the Year Ended October 31, 2021
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$ 277,748	$ (598,561)	$ 51,541
Net realized gain (loss) on:
Investment transactions	5,272,363	29,703,100	8,396,277
Securities sold short	—	(16,308,336)	(1,956,213)
Net change in unrealized gain (loss) on:
Investments	3,874,619	4,352,912	11,392,586
Securities sold short	—	(3,831,449)	(1,027,369)
Net increase in net assets resulting from operations	9,424,730	13,317,666	16,856,822
Distributions from earnings	(275,552)	—	(3,468,836)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(2,940,670)	(47,073,424)	(5,874,024)
Net increase (decrease) in net assets	6,208,508	(33,755,758)	7,513,962
NET ASSETS:
Beginning of year	21,678,360	97,013,076	28,446,626
End of year	$27,886,868	$ 63,257,318	$35,960,588
See Notes to Financial Statements.
43

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Year Ended October 31, 2022
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 882,586	$ 6,348,854	$ 346,408
Net realized gain on:
Investment transactions	15,175,687	142,991,756	627,015
Net change in unrealized loss on:
Investments	(51,143,682)	(259,705,445)	(1,601,958)
Net increase (decrease) in net assets resulting from operations	(35,085,409)	(110,364,835)	(628,535)
Distributions from earnings	(27,306,344)	—	(1,345,717)
Distributions from earnings: Advisor Class	—	(23,646,969)	—
Distributions from earnings: Institutional Class	—	(43,673,126)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(14,610,145)	(186,351,743)	1,580,234
Net increase (decrease) in net assets	(77,001,898)	(364,036,673)	(394,018)
NET ASSETS:
Beginning of year	268,647,789	1,474,842,702	22,296,114
End of year	$191,645,891	$1,110,806,029	$21,902,096

For the Year Ended October 31, 2021
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 977,487	$ 2,042,406	$ 326,851
Net realized gain on:
Investment transactions	28,403,863	279,610,445	1,138,498
Net change in unrealized gain on:
Investments	58,754,619	380,298,133	4,859,788
Net increase in net assets resulting from operations	88,135,969	661,950,984	6,325,137
Distributions from earnings	(13,949,594)	—	(333,966)
Distributions from earnings: Advisor Class	—	(675,464)	—
Distributions from earnings: Institutional Class	—	(2,355,570)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(24,985,150)	(423,401,927)	(2,254,877)
Net increase in net assets	49,201,225	235,518,023	3,736,294
NET ASSETS:
Beginning of year	219,446,564	1,239,324,679	18,559,820
End of year	$268,647,789	$1,474,842,702	$22,296,114
See Notes to Financial Statements.
44

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Year Ended October 31, 2022
	Secured Options Portfolio	Global Secured Options Portfolio	Core Fixed Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$ (1,699,563)	$ (85,379)	$ 6,479,808
Net realized gain (loss) on:
Investment transactions	(11,935)	(447,395)	(8,937,362)
Options written	158,020,611	4,967,908	—
Purchased options	(218,442,787)	(6,474,287)	—
Net change in unrealized gain (loss) on:
Investments	(4,647,754)	(962,339)	(61,619,614)
Options written	47,227,177	2,009,219	—
Purchased options	(38,710,807)	(1,655,383)	—
Net increase (decrease) in net assets resulting from operations	(58,265,058)	(2,647,656)	(64,077,168)
Distributions from earnings	—	(2,244,214)	(7,978,720)
Distributions from earnings: Advisor Class	(10,623,078)	—	—
Distributions from earnings: Institutional Class	(40,390,275)	—	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	179,474,929	7,801,745	(32,683,376)
Net increase (decrease) in net assets	70,196,518	2,909,875	(104,739,264)
NET ASSETS:
Beginning of year	431,387,484	17,152,173	424,511,906
End of year	$ 501,584,002	$20,062,048	$ 319,772,642

For the Year Ended October 31, 2021
	Secured Options Portfolio	Global Secured Options Portfolio	Core Fixed Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$ (2,580,041)	$ (128,344)	$ 5,437,783
Net realized gain (loss) on:
Investment transactions	—	17,310	2,358,755
Options written	(222,593,355)	(5,263,761)	—
Purchased options	305,688,495	7,368,696	—
Net change in unrealized gain (loss) on:
Investments	6,590,096	15,767	(16,338,405)
Options Written	(51,954,232)	(1,734,507)	—
Purchased options	68,158,398	2,129,858	—
Net increase (decrease) in net assets resulting from operations	103,309,361	2,405,019	(8,541,867)
Distributions from earnings	—	(425,289)	(14,413,019)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(122,296,786)	5,524,771	10,492,270
Net increase (decrease) in net assets	(18,987,425)	7,504,501	(12,462,616)
NET ASSETS:
Beginning of year	450,374,909	9,647,672	436,974,522
End of year	$ 431,387,484	$17,152,173	$424,511,906
See Notes to Financial Statements.
45

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Concluded)
For the Year Ended October 31, 2022
	Short Term Tax Aware Fixed Income Portfolio	High Yield Municipal Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 474,662	$ 6,770,690
Net realized loss on:
Investment transactions	(419,029)	(9,361,228)
Net change in unrealized loss on:
Investments	(1,956,193)	(39,867,953)
Net increase (decrease) in net assets resulting from operations	(1,900,560)	(42,458,491)
Distributions from earnings	(444,784)	(9,081,974)
Net increase (decrease) in net assets from capital share transactions (See note 5)	3,024,664	(74,161,112)
Net increase (decrease) in net assets	679,320	(125,701,577)
NET ASSETS:
Beginning of year	56,284,090	282,511,596
End of year	$56,963,410	$ 156,810,019

For the Year Ended October 31, 2021
	Short Term Tax Aware Fixed Income Portfolio	High Yield Municipal Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 410,158	$ 6,472,008
Net realized gain (loss) on:
Investment transactions	(30,408)	2,179,563
Net change in unrealized gain (loss) on:
Investments	(277,478)	7,807,991
Net increase in net assets resulting from operations	102,272	16,459,562
Distributions from earnings	(450,263)	(6,432,972)
Net increase in net assets from capital share transactions (See note 5)	3,107,433	39,702,451
Net increase in net assets	2,759,442	49,729,041
NET ASSETS:
Beginning of year	53,524,648	232,782,555
End of year	$56,284,090	$282,511,596
See Notes to Financial Statements.
46

The Glenmede Fund, Inc.

Statement Of Cash Flows
For the Year Ended October 31, 2022
Quantitative U.S. Long/Short Equity Portfolio
Cash flows from operating activities
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities
Net increase in net assets resulting from operations	$ 4,720,990
Investments purchased	(61,827,903)
Investments sold	63,549,711
Purchases to cover securities sold short	(54,903,699)
Securities sold short	59,091,894
(Purchase)/Sale of short term investments, net	23,297
Increase in Interest receivable	(78,800)
Increase in Receivable from Investment Advisor	(4,110)
Decrease in Cash collateral on deposit at broker	4,962,568
Decrease in Securities lending income receivable	69
Decrease in Dividends receivable	2,730
Decrease in Prepaid expenses	289
Increase in Obligation to return securities lending collateral	108,770
Increase in Line of credit interest payable	127
Increase in Dividends payable for securities sold short	14,830
Decrease in Payable for Management fees	(31,695)
Decrease in Payable for Directors’ fees	(1,147)
Decrease in Payable for Shareholder Servicing fees	(1,626)
Increase in Accrued expenses	10,117
Net realized gain from investments	(2,293,339)
Net realized loss from securities sold short	858,824
Net change in unrealized loss on investments	6,231,683
Net change in unrealized gain on securities sold short	(9,655,617)
Net cash provided by (used in) operating activities	10,777,963
Cash flows from financing activities
Proceeds from shares sold	16,408,642
Payments on shares redeemed	(27,445,452)
Net cash provided by (used in) financing activities	(11,036,810)
Net increase (decrease) in cash	(258,847)
Cash at beginning of period	—
Cash at end of period	$ (258,847)

Supplemental disclosure of cash flow information
The Portfolio did not pay any prime broker fees during the year ended October 31, 2022.
See Notes to Financial Statements.
47

The Glenmede Fund, Inc.

Statement Of Cash Flows — (Concluded)
For the Year Ended October 31, 2022
Quantitative U.S. Total Market Equity Portfolio
Cash flows from operating activities
Adjustments to reconcile net decrease in net assets from operations to net cash provided by (used in) operating activities
Net decrease in net assets resulting from operations	$ (4,700,283)
Investments purchased	(63,414,038)
Investments sold	46,674,688
Purchases to cover securities sold short	(13,019,955)
Securities sold short	17,028,832
(Purchase)/Sale of short term investments, net	(498,891)
Increase in Interest receivable	(7)
Increase in Receivable from Investment Advisor	(2,187)
Decrease in Securities lending income receivable	105
Increase in Dividends receivable	(30,619)
Increase in Prepaid expenses	(15)
Increase in Obligation to return securities lending collateral	435,257
Increase in Line of credit interest payable	124
Increase in Dividends payable for securities sold short	6,139
Decrease in Payable for Management fees	(5,523)
Increase in Payable for Directors’ fees	181
Increase in Payable for Shareholder Servicing fees	1,172
Increase in Accrued expenses	12,668
Net realized loss from investments	401,204
Net realized loss from securities sold short	(190,496)
Net change in unrealized loss on investments	6,934,443
Net change in unrealized gain on securities sold short	(2,273,396)
Net cash provided by (used in) operating activities	(12,640,597)
Cash flows from financing activities
Proceeds from shares sold	26,417,911
Payments on shares redeemed	(13,580,439)
Cash distributions paid	(198,873)
Net cash provided by (used in) financing activities	12,638,599
Net increase (decrease) in cash	(1,998)
Cash at beginning of period	—
Cash at end of period	$ (1,998)

Supplemental disclosure of cash flow information
Cash paid for interest was $96,962.
Non-cash financing activities not included herein consist of a reinvestment of dividends of $5,553,388.
The Portfolio did not pay any prime broker fees during the year ended October 31, 2022.
See Notes to Financial Statements.
48

The Glenmede Fund, Inc.

Financial Highlights
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Core Equity Portfolio Advisor Shares
	For The Year Ended October 31,
	2022 [1]	2021 [1]	2020 [1]	2019 [1]	2018 [1]
Net asset value, beginning of year	$ 32.97	$ 24.99	$ 26.89	$ 27.88	$ 28.08
Income from investment operations:
Net investment income	0.26	0.23	0.29	0.35	0.29
Net realized and unrealized gain (loss) on investments	(4.01)	10.15	(0.73)	1.18	0.95
Total from investment operations	(3.75)	10.38	(0.44)	1.53	1.24
Distributions to shareholders from:
Net investment income	(0.27)	(0.24)	(0.29)	(0.35)	(0.28)
Net realized capital gains	(3.80)	(2.16)	(1.17)	(2.17)	(1.16)
Total distributions	(4.07)	(2.40)	(1.46)	(2.52)	(1.44)
Net asset value, end of year	$ 25.15	$ 32.97	$ 24.99	$ 26.89	$ 27.88
Total return	(12.89)%	43.77%	(1.90)%	6.42%	4.42%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$924,570	$1,255,795	$1,066,153	$1,674,687	$2,075,264
Ratio of operating expenses to average net assets	0.84% [2]	0.85% [2]	0.87%	0.86%	0.85%
Ratio of net investment income to average net assets	0.96%	0.75%	1.15%	1.32%	1.02%
Portfolio turnover rate[3]	66%	41%	66%	80%	71%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The ratio of operating expenses excluding interest expense was 0.84% and 0.85% for the years ended October 31, 2022 and 2021, respectively.
[3]	Portfolio turnover is calculated at the fund level.

	Quantitative U.S. Large Cap Core Equity Portfolio Institutional Shares
	For The Year Ended October 31,
	2022 [1]	2021 [1]	2020 [1]	2019 [1]	2018
Net asset value, beginning of year	$ 32.98	$ 24.99	$ 26.91	$ 27.89	$ 28.09
Income from investment operations:
Net investment income	0.32	0.29	0.34	0.40	0.34
Net realized and unrealized gain (loss) on investments	(4.02)	10.16	(0.75)	1.20	0.95
Total from investment operations	(3.70)	10.45	(0.41)	1.60	1.29
Distributions to shareholders from:
Net investment income	(0.33)	(0.30)	(0.34)	(0.41)	(0.33)
Net realized capital gains	(3.80)	(2.16)	(1.17)	(2.17)	(1.16)
Total distributions	(4.13)	(2.46)	(1.51)	(2.58)	(1.49)
Net asset value, end of year	$ 25.15	$ 32.98	$ 24.99	$ 26.91	$ 27.89
Total return	(12.73)%	44.10%	(1.75)%	6.68%	4.61%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$66,600	$165,106	$173,029	$673,825	$767,117
Ratio of operating expenses to average net assets	0.64% [2]	0.65% [2]	0.67%	0.66%	0.65%
Ratio of net investment income to average net assets	1.14%	0.96%	1.32%	1.52%	1.22%
Portfolio turnover rate[3]	66%	41%	66%	80%	71%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The ratio of operating expenses excluding interest expense was 0.64% and 0.65% for the years ended October 31, 2022 and 2021, respectively .
[3]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
49

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Growth Equity Portfolio Advisor Shares
	For The Year Ended October 31,
	2022 [1]	2021 [1]	2020 [1]	2019 [1]	2018
Net asset value, beginning of year	$ 40.64	$ 32.02	$ 33.08	$ 32.52	$ 31.54
Income from investment operations:
Net investment income	0.09	0.05	0.12	0.16	0.16
Net realized and unrealized gain (loss) on investments	(5.65)	13.33	3.19	4.86	1.58
Total from investment operations	(5.56)	13.38	3.31	5.02	1.74
Distributions to shareholders from:
Net investment income	(0.09)	(0.05)	(0.14)	(0.15)	(0.17)
Net realized capital gains	(7.04)	(4.71)	(4.23)	(4.31)	(0.59)
Total distributions	(7.13)	(4.76)	(4.37)	(4.46)	(0.76)
Net asset value, end of year	$ 27.95	$ 40.64	$ 32.02	$ 33.08	$ 32.52
Total return	(16.67)%	46.17%	10.68%	18.50%	5.53%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$1,211,342	$1,751,370	$1,659,543	$2,237,727	$2,660,858
Ratio of operating expenses to average net assets	0.84% [2]	0.85% [2]	0.88%	0.86%	0.85%
Ratio of net investment income to average net assets	0.28%	0.15%	0.40%	0.53%	0.44%
Portfolio turnover rate[3]	85%	49%	69%	80%	63%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The ratio of operating expenses excluding interest expense was 0.84% and 0.85% for the years ended October 31, 2022 and 2021, respectively.
[3]	Portfolio turnover is calculated at the fund level.

	Quantitative U.S. Large Cap Growth Equity Portfolio Institutional Shares
	For The Year Ended October 31,
	2022 [1]	2021 [1]	2020 [1]	2019 [1]	2018
Net asset value, beginning of year	$ 40.64	$ 32.02	$ 33.09	$ 32.53	$ 31.55
Income from investment operations:
Net investment income	0.15	0.12	0.19	0.21	0.21
Net realized and unrealized gain (loss) on investments	(5.65)	13.34	3.18	4.88	1.59
Total from investment operations	(5.50)	13.46	3.37	5.09	1.80
Distributions to shareholders from:
Net investment income	(0.15)	(0.13)	(0.21)	(0.22)	(0.23)
Net realized capital gains	(7.04)	(4.71)	(4.23)	(4.31)	(0.59)
Total distributions	(7.19)	(4.84)	(4.44)	(4.53)	(0.82)
Net asset value, end of year	$ 27.95	$ 40.64	$ 32.02	$ 33.09	$ 32.53
Total return	(16.49)%	46.47%	10.89%	18.74%	5.74%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$955,360	$581,255	$543,675	$1,250,995	$746,030
Ratio of operating expenses to average net assets	0.64% [2]	0.65% [2]	0.68%	0.66%	0.65%
Ratio of net investment income to average net assets	0.49%	0.34%	0.62%	0.69%	0.64%
Portfolio turnover rate[3]	85%	49%	69%	80%	63%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The ratio of operating expenses excluding interest expense was 0.64% and 0.65% for the years ended October 31, 2022 and 2021, respectively .
[3]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
50

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Value Equity Portfolio
	For the Year Ended October 31,				For the Period November 13, 2017[1] through October 31, 2018
	2022 [2]	2021 [2]	2020 [2]	2019 [2]
Net asset value, beginning of year	$13.05	$ 9.03	$ 10.29	$ 9.82	$10.00
Income from investment operations:
Net investment income	0.21	0.18	0.20	0.21	0.14
Net realized and unrealized gain (loss) on investments	(0.67)	4.02	(1.26)	0.49	(0.20)
Total from investment operations	(0.46)	4.20	(1.06)	0.70	(0.06)
Distributions to shareholders from:
Net investment income	(0.22)	(0.18)	(0.20)	(0.23)	(0.12)
Total distributions	(0.22)	(0.18)	(0.20)	(0.23)	(0.12)
Net asset value, end of year	$12.37	$13.05	$ 9.03	$10.29	$ 9.82
Total return[3]	(3.49)%	46.66%	(10.19)%	7.33%	(0.69)% [4]
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$1,665	$2,487	$ 1,588	$2,040	$1,092
Ratio of operating expenses before waiver/reimbursement to average net assets	2.27%	2.45%	2.66%	3.20%	6.52% [5]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85% [6]	0.85%	0.85%	0.89%	1.00% [5]
Ratio of net investment income to average net assets	1.66%	1.48%	2.15%	2.08%	1.36% [5]
Portfolio turnover rate	76%	68%	95%	77%	61% [7]

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses excluding interest expense was 0.85% for the year ended October 31, 2022.
[7]	Calculations represent portfolio turnover for the Portfolio for the period of November 13, 2017 through October 31, 2018.

See Notes to Financial Statements.
51

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Small Cap Equity Portfolio
	For the Year Ended October 31,				For the Period November 13, 2017[1] through October 31, 2018
	2022 [2]	2021 [2]	2020 [2]	2019 [2]
Net asset value, beginning of year	$15.05	$ 9.55	$10.39	$10.25	$10.00
Income from investment operations:
Net investment income	0.14	0.07	0.06	0.05	0.05
Net realized and unrealized gain (loss) on investments	(0.57)	5.50	(0.82)	0.17	0.24
Total from investment operations	(0.43)	5.57	(0.76)	0.22	0.29
Distributions to shareholders from:
Net investment income	(0.15)	(0.07)	(0.08)	(0.08)	(0.04)
Net realized capital gains	(1.34)	—	—	—	—
Total distributions	(1.49)	(0.07)	(0.08)	(0.08)	(0.04)
Net asset value, end of year	$13.13	$15.05	$ 9.55	$10.39	$10.25
Total return[3]	(2.97)%	58.45%	(7.37)%	2.19%	2.85% [4]
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$1,521	$1,556	$ 982	$1,061	$1,074
Ratio of operating expenses before waiver/reimbursement to average net assets	3.49%	3.45%	4.63%	4.12%	6.48% [5]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85%	0.85%	0.85%	0.90%	1.00% [5]
Ratio of net investment income to average net assets	1.03%	0.53%	0.65%	0.53%	0.44% [5]
Portfolio turnover rate	94%	84%	101%	133%	80% [6]

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.
[6]	Calculations represent portfolio turnover for the Portfolio for the period of November 13, 2017 through October 31, 2018.

See Notes to Financial Statements.
52

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative International Equity Portfolio
	For the Year Ended October 31,
	2022 [1]	2021 [1]	2020 [1]	2019 [1]	2018
Net asset value, beginning of year	$ 15.54	$ 12.05	$ 13.97	$ 13.26	$ 15.16
Income from investment operations:
Net investment income	0.42	0.36	0.26	0.39	0.29
Net realized and unrealized gain (loss) on investments	(3.15)	3.48	(1.79)	0.73	(1.90)
Total from investment operations	(2.73)	3.84	(1.53)	1.12	(1.61)
Distributions to shareholders from:
Net investment income	(0.54)	(0.35)	(0.37)	(0.41)	(0.29)
Net return of capital	—	—	(0.02)	—	—
Total distributions	(0.54)	(0.35)	(0.39)	(0.41)	(0.29)
Net asset value, end of year	$ 12.27	$ 15.54	$ 12.05	$ 13.97	$ 13.26
Total return[2]	(17.89)%	31.96%	(11.10)%	8.60%	(10.80)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$22,939	$41,069	$53,302	$205,629	$387,188
Ratio of operating expenses before waiver/reimbursement to average net assets	1.27%	1.19%	1.15%	1.10%	1.07%
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00% [3]	1.00% [3]	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	2.93%	2.40%	1.99%	2.90%	1.90%
Portfolio turnover rate	91%	79%	76%	93%	78%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[3]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 1.00% and 1.00% for the years ended October 31, 2022 and 2021, respectively.

	Responsible ESG U.S. Equity Portfolio
	For the Year Ended October 31,
	2022 [1]	2021 [1]	2020 [1]	2019 [1]	2018 [1]
Net asset value, beginning of year	$ 20.71	$ 14.26	$ 14.34	$ 14.12	$ 13.61
Income from investment operations:
Net investment income	0.18	0.14	0.15	0.16	0.11
Net realized and unrealized gain (loss) on investments	(2.86)	6.45	(0.02)	0.74	0.57
Total from investment operations	(2.68)	6.59	0.13	0.90	0.68
Distributions to shareholders from:
Net investment income	(0.17)	(0.14)	(0.15)	(0.17)	(0.11)
Net realized capital gains	(1.76)	—	(0.06)	(0.51)	(0.06)
Total distributions	(1.93)	(0.14)	(0.21)	(0.68)	(0.17)
Net asset value, end of year	$ 16.10	$ 20.71	$ 14.26	$ 14.34	$ 14.12
Total return[2]	(14.02)%	46.31%	0.87%	6.78%	5.01%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$23,923	$32,861	$22,342	$23,231	$21,746
Ratio of operating expenses before waiver/reimbursement to average net assets	1.02%	1.05%	1.05%	1.07%	1.09%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85% [3]	0.85%	0.85%	0.90%	1.00%
Ratio of net investment income to average net assets	1.02%	0.74%	1.02%	1.17%	0.87%
Portfolio turnover rate	101%	74%	88%	102%	61%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[3]	The ratio of operating expenses excluding interest expense was 0.85% for the year ended October 31, 2022.

See Notes to Financial Statements.
53

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Women in Leadership U.S. Equity Portfolio
	For the Year Ended October 31,
	2022 [1]	2021 [1]	2020 [1]	2019 [1]	2018 [1]
Net asset value, beginning of year	$ 19.27	$ 13.52	$ 13.98	$ 13.34	$ 13.10
Income from investment operations:
Net investment income	0.19	0.18	0.16	0.15	0.12
Net realized and unrealized gain (loss) on investments	(2.33)	5.75	(0.47)	1.08	0.32
Total from investment operations	(2.14)	5.93	(0.31)	1.23	0.44
Distributions to shareholders from:
Net investment income	(0.19)	(0.18)	(0.15)	(0.15)	(0.11)
Net realized capital gains	(3.24)	—	—	(0.44)	(0.09)
Total distributions	(3.43)	(0.18)	(0.15)	(0.59)	(0.20)
Net asset value, end of year	$ 13.70	$ 19.27	$ 13.52	$ 13.98	$ 13.34
Total return[2]	(13.15)%	43.94%	(2.15)%	9.75%	3.36%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$22,172	$27,887	$21,678	$21,047	$18,974
Ratio of operating expenses before waiver/reimbursement to average net assets	1.05%	1.04%	1.08%	1.11%	1.11%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85% [3]	0.85% [3]	0.85%	0.90%	1.00%
Ratio of net investment income to average net assets	1.27%	1.01%	1.19%	1.14%	0.88%
Portfolio turnover rate	105%	81%	105%	89%	81%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[3]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.85% and 0.85% for the years ended October 31, 2022 and 2021, respectively.

See Notes to Financial Statements.
54

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Long/Short Equity Portfolio Advisor Shares
	For The Year Ended October 31,
	2022 [1]	2021 [1]	2020 [1]	2019 [1]	2018 [1]
Net asset value, beginning of year	$ 12.93	$ 11.05	$ 11.90	$ 12.55	$ 12.86
Income from investment operations:
Net investment income (loss)	(0.03)	(0.10)	(0.07)	0.11	0.03
Net realized and unrealized gain (loss) on investments	1.16	1.98	(0.77)	(0.65)	(0.34)
Total from investment operations	1.13	1.88	(0.84)	(0.54)	(0.31)
Distributions to shareholders from:
Net investment income	—	—	—	(0.11)	—
Net return of capital	—	—	(0.01)	—	—
Total distributions	—	—	(0.01)	(0.11)	—
Net asset value, end of year	$ 14.06	$ 12.93	$ 11.05	$ 11.90	$ 12.55
Total return[2]	8.74% [3]	17.01%	(7.07)%	(4.33)%	(2.41)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$48,370	$56,002	$96,702	$247,209	$333,806
Ratio of operating expenses before waiver/reimbursement to average net assets	2.76%	2.88%	2.99%	2.78%	2.61%
Ratio of operating expenses after waiver/reimbursement to average net assets[4]	2.36%	2.51%	2.63%	2.43%	2.26%
Ratio of net investment income (loss) to average net assets	(0.25)%	(0.78)%	(0.59)%	0.91%	0.24%
Portfolio turnover rate[5,6]	118%	115%	133%	108%	84%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[3]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[4]	The ratio of operating expenses after waiver/reimbursement excluding interest expenses, dividends on securities sold short and flex fees was 1.25%, 1.25%, 1.25%, 1.21% and 1.15% for the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively.
[5]	Portfolio turnover is calculated at the fund level.
[6]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.
55

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Long/Short Equity Portfolio Institutional Shares
	For The Year Ended October 31,			For the Period September 13, 2019[1] through October 31, 2019[2]
	2022 [2]	2021 [2]	2020 [2]
Net asset value, beginning of year	$12.97	$11.07	$11.89	$12.00
Income from investment operations:
Net investment income (loss)	—	(0.03)	(0.10)	0.01
Net realized and unrealized gain (loss) on investments	1.16	1.93	(0.71)	(0.08)
Total from investment operations	1.16	1.90	(0.81)	(0.07)
Distributions to shareholders from:
Net investment income	—	—	—	(0.04)
Net return of capital	—	—	(0.01)	—
Total distributions	—	—	(0.01)	(0.04)
Net asset value, end of year	$14.13	$12.97	$11.07	$11.89
Total return[3]	8.94% [4]	17.16% [4]	(6.78)%	(0.62)% [5]
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$8,571	$7,255	$ 311	$ 16
Ratio of operating expenses before waiver/reimbursement to average net assets	2.57%	3.88%	2.59%	2.36% [6]
Ratio of operating expenses after waiver/reimbursement to average net assets[7]	2.17%	3.52%	2.23%	2.01% [6]
Ratio of net investment income (loss) to average net assets	(0.01)%	(0.27)%	(0.89)%	0.36% [6]
Portfolio turnover rate[8,9]	118%	115%	133%	108%

[1]	Shareholder activity commenced on September 13, 2019.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[5]	Total return calculation is not annualized.
[6]	Annualized.
[7]	The ratio of operating expenses after waiver/reimbursement excluding interest expenses, dividends on securities sold short and flex fees was 1.05%, 1.05% and 1.05% for the years ended October 31, 2022, 2021 and 2020, respectively, and 1.01% for the period ended October 31, 2019.
[8]	Portfolio turnover is calculated at the fund level.
[9]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.
56

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Total Market Equity Portfolio
	For the Year Ended October 31,
	2022 [1]	2021 [1]	2020 [1]	2019 [1]	2018
Net asset value, beginning of year	$ 22.90	$ 15.34	$ 17.88	$ 18.85	$ 18.88
Income from investment operations:
Net investment income	0.07	0.03	0.07	0.11	0.07
Net realized and unrealized gain (loss) on investments	(1.57)	9.45	(1.52)	0.49	0.51
Total from investment operations	(1.50)	9.48	(1.45)	0.60	0.58
Distributions to shareholders from:
Net investment income	(0.08)	(0.03)	(0.11)	(0.11)	(0.06)
Net realized capital gains	(3.51)	(1.89)	(0.98)	(1.46)	(0.55)
Total distributions	(3.59)	(1.92)	(1.09)	(1.57)	(0.61)
Net asset value, end of year	$ 17.81	$ 22.90	$ 15.34	$ 17.88	$ 18.85
Total return[2]	(7.76)%	66.37%	(8.82)%	4.11%	3.01%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$43,836	$35,961	$28,447	$67,923	$90,610
Ratio of operating expenses before waiver/reimbursement to average net assets	2.36%	2.23%	2.56%	2.48%	2.31%
Ratio of operating expenses after waiver/reimbursement to average net assets[3]	1.99%	1.83%	2.06%	2.07%	1.96%
Ratio of net investment income to average net assets	0.39%	0.15%	0.45%	0.60%	0.37%
Portfolio turnover rate[4]	95%	71%	98%	92%	82%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[3]	The ratio of operating expenses after waiver/reimbursement excluding interest expense, dividends on securities sold short and flex fees was 1.25%, 1.25%, 1.25%, 1.25% and 1.25% for the years ended October 31, 2022, 2021, 2020, 2019 and 2018 respectively.
[4]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.
See Notes to Financial Statements.
57

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Strategic Equity Portfolio
	For the Year Ended October 31,
	2022 [1]	2021 [1]	2020 [1]	2019 [1]	2018
Net asset value, beginning of year	$ 35.56	$ 26.43	$ 27.22	$ 24.30	$ 24.90
Income from investment operations:
Net investment income	0.12	0.12	0.21	0.23	0.20
Net realized and unrealized gain (loss) on investments	(4.56)	10.73	(0.25)	3.22	1.07
Total from investment operations	(4.44)	10.85	(0.04)	3.45	1.27
Distributions to shareholders from:
Net investment income	(0.12)	(0.13)	(0.22)	(0.23)	(0.20)
Net realized capital gains	(3.55)	(1.59)	(0.53)	(0.30)	(1.67)
Total distributions	(3.67)	(1.72)	(0.75)	(0.53)	(1.87)
Net asset value, end of year	$ 27.45	$ 35.56	$ 26.43	$ 27.22	$ 24.30
Total return	(13.95)%	42.57%	(0.18)%	14.51%	5.14%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$191,646	$268,648	$219,447	$269,033	$226,032
Ratio of operating expenses to average net assets	0.85% [2]	0.85%	0.86%	0.84%	0.83%
Ratio of net investment income to average net assets	0.39%	0.38%	0.79%	0.89%	0.79%
Portfolio turnover rate	20%	14%	19%	19%	6%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The ratio of operating expenses excluding interest expense was 0.85% for the year ended October 31, 2022.

	Small Cap Equity Portfolio Advisor Shares
	For The Year Ended October 31,
	2022 [1]	2021 [1]	2020 [1]	2019 [1]	2018
Net asset value, beginning of year	$ 37.06	$ 23.23	$ 23.66	$ 28.82	$ 32.13
Income from investment operations:
Net investment income	0.12	—	0.02	0.05	0.02
Net realized and unrealized gain (loss) on investments	(2.47)	13.87	(0.41)	(1.04)	(0.10)
Total from investment operations	(2.35)	13.87	(0.39)	(0.99)	(0.08)
Distributions to shareholders from:
Net investment income	(0.11)	(0.04)	(0.04)	(0.07)	(0.02)
Net realized capital gains	(1.56)	—	—	(4.09)	(3.21)
Net return of capital	—	—	(0.00) [2]	(0.01)	—
Total distributions	(1.67)	(0.04)	(0.04)	(4.17)	(3.23)
Net asset value, end of year	$ 33.04	$ 37.06	$ 23.23	$ 23.66	$ 28.82
Total return	(6.59)%	59.75%	(1.63)%	(2.61)%	(0.58)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$468,157	$530,401	$403,309	$761,813	$1,390,136
Ratio of operating expenses to average net assets	0.93% [3]	0.92% [3]	0.94%	0.93%	0.90%
Ratio of net investment income to average net assets	0.35%	0.01%	0.11%	0.21%	0.07%
Portfolio turnover rate[4]	28%	41%	36%	54%	44%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.01 per share.
[3]	The ratio of operating expenses excluding interest expense was 0.93% and 0.92% for the years ended October 31, 2022 and 2021, respectively.
[4]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
58

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Small Cap Equity Portfolio Institutional Shares
	For The Year Ended October 31,
	2022 [1]	2021 [1]	2020 [1]	2019 [1]	2018
Net asset value, beginning of year	$ 39.29	$ 24.61	$ 25.07	$ 30.25	$ 33.54
Income from investment operations:
Net investment income	0.20	0.08	0.07	0.10	0.09
Net realized and unrealized gain (loss) on investments	(2.62)	14.68	(0.44)	(1.06)	(0.10)
Total from investment operations	(2.42)	14.76	(0.37)	(0.96)	(0.01)
Distributions to shareholders from:
Net investment income	(0.18)	(0.08)	(0.09)	(0.12)	(0.07)
Net realized capital gains	(1.56)	—	—	(4.09)	(3.21)
Net return of capital	—	—	(0.00) [2]	(0.01)	—
Total distributions	(1.74)	(0.08)	(0.09)	(4.22)	(3.28)
Net asset value, end of year	$ 35.13	$ 39.29	$ 24.61	$ 25.07	$ 30.25
Total return	(6.39)%	60.04%	(1.44)%	(2.38)%	(0.36)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$642,649	$944,442	$836,015	$1,279,693	$2,131,461
Ratio of operating expenses to average net assets	0.73% [3]	0.72% [3]	0.74%	0.73%	0.70%
Ratio of net investment income to average net assets	0.54%	0.22%	0.29%	0.39%	0.27%
Portfolio turnover rate[4]	28%	41%	36%	54%	44%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.01 per share.
[3]	The ratio of operating expenses excluding interest expense was 0.73% and 0.72% for the years ended October 31, 2022 and 2021, respectively .
[4]	Portfolio turnover is calculated at the fund level.

	Equity Income Portfolio
	For the Year Ended October 31,
	2022 [1]	2021 [1]	2020 [1]	2019 [1]	2018
Net asset value, beginning of year	$ 15.92	$ 11.88	$ 12.22	$ 11.15	$ 11.06
Income from investment operations:
Net investment income	0.23	0.22	0.26	0.25	0.22
Net realized and unrealized gain (loss) on investments	(0.63)	4.05	(0.32)	1.33	0.09
Total from investment operations	(0.40)	4.27	(0.06)	1.58	0.31
Distributions to shareholders from:
Net investment income	(0.23)	(0.23)	(0.28)	(0.25)	(0.22)
Net realized capital gains	(0.71)	—	—	(0.26)	(0.00) [2]
Total distributions	(0.94)	(0.23)	(0.28)	(0.51)	(0.22)
Net asset value, end of year	$ 14.58	$ 15.92	$ 11.88	$ 12.22	$ 11.15
Total return[3]	(2.70)%	36.12%	(0.38)%	14.69%	2.79%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$21,902	$22,296	$18,560	$23,900	$18,536
Ratio of operating expenses before waiver/reimbursement to average net assets	0.97%	1.10%	1.04% [4]	1.01%	1.11%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85%	0.85%	0.85% [4]	0.85%	0.85%
Ratio of net investment income to average net assets	1.57%	1.53%	2.21% [4]	2.19%	2.02%
Portfolio turnover rate	15%	27%	63%	39%	29%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.01 per share.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	This ratio does not include the expenses for any exchange-traded funds held in the Portfolio.

See Notes to Financial Statements.
59

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Secured Options Portfolio Advisor Shares
	For The Year Ended October 31,
	2022 [1]	2021 [1]	2020 [1]	2019 [1]	2018
Net asset value, beginning of year	$ 14.83	$ 11.67	$ 13.01	$ 12.30	$ 12.75
Income from investment operations:
Net investment income (loss)	(0.07)	(0.11)	(0.07)	(0.04)	(0.06)
Net realized and unrealized gain (loss) on investments	(1.40)	3.27	(0.34)	1.04	0.40
Total from investment operations	(1.47)	3.16	(0.41)	1.00	0.34
Distributions to shareholders from:
Net realized capital gains	(1.78)	—	(0.93)	(0.29)	(0.79)
Total distributions	(1.78)	—	(0.93)	(0.29)	(0.79)
Net asset value, end of year	$ 11.58	$ 14.83	$ 11.67	$ 13.01	$ 12.30
Total return	(11.29)%	27.08%	(3.50)%	8.43%	2.81%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$70,447	$90,143	$95,701	$268,478	$445,946
Ratio of operating expenses to average net assets[2]	0.85%	0.86%	0.88%	0.87% [3]	0.84%
Ratio of net investment income (loss) to average net assets[2]	(0.55)%	(0.77)%	(0.59)%	(0.34)%	(0.50)%
Portfolio turnover rate[4,5]	—%	—%	—%	—%	—%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	This ratio does not include the expenses for any exchange-traded funds held in the Portfolio.
[3]	The ratio of operating expenses excluding interest expense was 0.86% for the year ended October 31, 2019.
[4]	Portfolio turnover is calculated at the fund level.
[5]	All trading activity in the Portfolio during the year was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

	Secured Options Portfolio Institutional Shares
	For The Year Ended October 31,
	2022 [1]	2021 [1]	2020 [1]	2019 [1]	2018 [1]
Net asset value, beginning of year	$ 14.99	$ 11.77	$ 13.09	$ 12.34	$ 12.77
Income from investment operations:
Net investment income (loss)	(0.04)	(0.08)	(0.05)	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	(1.43)	3.30	(0.34)	1.06	0.40
Total from investment operations	(1.47)	3.22	(0.39)	1.04	0.36
Distributions to shareholders from:
Net realized capital gains	(1.78)	—	(0.93)	(0.29)	(0.79)
Total distributions	(1.78)	—	(0.93)	(0.29)	(0.79)
Net asset value, end of year	$ 11.74	$ 14.99	$ 11.77	$ 13.09	$ 12.34
Total return	(11.16)%	27.36%	(3.31)%	8.73%	2.97%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$431,137	$341,245	$354,674	$409,829	$396,523
Ratio of operating expenses to average net assets[2]	0.65%	0.66%	0.68%	0.67% [3]	0.64%
Ratio of net investment income (loss) to average net assets[2]	(0.32)%	(0.57)%	(0.44)%	(0.14)%	(0.30)%
Portfolio turnover rate[4,5]	—%	—%	—%	—%	—%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	This ratio does not include the expenses for any exchange-traded funds held in the Portfolio.
[3]	The ratio of operating expenses excluding interest expense was 0.66% for the year ended October 31, 2019.
[4]	Portfolio turnover is calculated at the fund level.
[5]	All trading activity in the Portfolio during the year was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.
60

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Global Secured Options Portfolio
	For the Year Ended October 31,
	2022 [1]	2021 [1]	2020 [1,2]	2019 [1,2]	2018 [1,2]
Net asset value, beginning of year	$ 5.64	$ 4.84	$ 4.90	$104.10	$105.80
Income from investment operations:
Net investment income (loss)	(0.02)	(0.05)	(0.04)	0.02	0.10
Net realized and unrealized gain (loss) on investments	(0.64)	1.07	(0.02)	(5.71)	(0.90)
Total from investment operations	(0.66)	1.02	(0.06)	(5.69)	(0.80)
Distributions to shareholders from:
Net investment income	—	—	(0.00) [3]	(0.01)	(0.90)
Net realized capital gains	(0.73)	(0.22)	—	(93.50)	—
Total distributions	(0.73)	(0.22)	(0.00) [3]	(93.51)	(0.90)
Net asset value, end of year	$ 4.25	$ 5.64	$ 4.84	$ 4.90	$104.10
Total return	(13.35)% [4]	21.59% [4]	(1.07)% [4]	8.56% [4]	(0.76)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$20,062	$17,152	$9,648	$ 1,220	$ 2,510
Ratio of operating expenses to average net assets[5]	—%	—%	—%	—%	1.17% [6]
Ratio of operating expenses before waiver/reimbursement to average net assets[5]	1.22%	1.30%	2.13%	9.76%	—%
Ratio of operating expenses after waiver/reimbursement to average net assets[5]	1.00% [6]	1.00%	1.00%	1.63% [6]	—%
Ratio of net investment income to average net assets[5]	(0.46)%	(0.96)%	(0.83)%	0.32%	0.08%
Portfolio turnover rate	152%	—% [7]	995%	685%	224%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The Board authorized a 1-for-10 reverse share split for the Global Secured Options Portfolio effective after the close of trading on March 16, 2020. The impact of the reverse share split was to decrease the number of shares outstanding by a factor of ten, while increasing the NAV of shares outstanding by a factor of ten, resulting in no effect to the net assets of the Portfolio. The financial statements for the Portfolio have been adjusted to reflect the reverse share split.
[3]	Amount rounds to less than $0.01 per share.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	This ratio does not include the expenses for any exchange-traded funds held in the Portfolio.
[6]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 1.00% for the year ended October 31, 2022 and the ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short and interest expense was 1.62% and 1.11% for the years ended October 31, 2019 and 2018, respectively.
[7]	All trading activity in the Portfolio during the year was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.
61

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Core Fixed Income Portfolio
	For the Year Ended October 31,
	2022 [1]	2021 [1]	2020 [1]	2019 [1]	2018
Net asset value, beginning of year	$ 11.11	$ 11.71	$ 11.31	$ 10.49	$ 11.04
Income from investment operations:
Net investment income	0.18	0.14	0.21	0.25	0.25
Net realized and unrealized gain (loss) on investments	(1.92)	(0.36)	0.44	0.83	(0.50)
Total from investment operations	(1.74)	(0.22)	0.65	1.08	(0.25)
Distributions to shareholders from:
Net investment income	(0.21)	(0.20)	(0.25)	(0.26)	(0.26)
Net realized capital gains	(0.00) [2]	(0.18)	—	—	(0.04)
Total distributions	(0.21)	(0.38)	(0.25)	(0.26)	(0.30)
Net asset value, end of year	$ 9.16	$ 11.11	$ 11.71	$ 11.31	$ 10.49
Total return	(15.80)%	(1.91)%	5.82%	10.46%	(2.32)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$319,773	$424,512	$436,975	$505,603	$485,201
Ratio of operating expenses to average net assets	0.54%	0.54%	0.54%	0.53%	0.52%
Ratio of net investment income to average net assets	1.72%	1.27%	1.78%	2.30%	2.24%
Portfolio turnover rate	28%	24%	52%	36%	29%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.01 per share.

	Short Term Tax Aware Fixed Income Portfolio
	For the Year Ended October 31,
	2022 [1]	2021 [1]	2020 [1]	2019 [1]	2018
Net asset value, beginning of year	$ 10.09	$ 10.16	$ 10.07	$ 9.90	$ 9.98
Income from investment operations:
Net investment income	0.08	0.08	0.11	0.13	0.09
Net realized and unrealized gain (loss) on investments	(0.42)	(0.06)	0.09	0.17	(0.08)
Total from investment operations	(0.34)	0.02	0.20	0.30	0.01
Distributions to shareholders from:
Net investment income	(0.08)	(0.09)	(0.11)	(0.13)	(0.09)
Total distributions	(0.08)	(0.09)	(0.11)	(0.13)	(0.09)
Net asset value, end of year	$ 9.67	$ 10.09	$ 10.16	$ 10.07	$ 9.90
Total return[2]	(3.40)%	0.15%	1.96%	3.03%	0.10%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$56,963	$56,284	$53,525	$50,939	$26,294
Ratio of operating expenses before waiver/reimbursement to average net assets[3]	0.62%	0.64%	0.63%	0.66%	0.61%
Ratio of operating expenses after waiver/reimbursement to average net assets[3]	0.55% [4]	0.55% [4]	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets[3]	0.84%	0.77%	1.08%	1.33%	0.92%
Portfolio turnover rate	56%	25%	59%	25%	19%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[3]	This ratio does not include the expenses for any exchange-traded funds and registered investment companies held in the Portfolio.
[4]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.55% and 0.55% for the years ended October 31, 2022 and 2021, respectively.

See Notes to Financial Statements.
62

The Glenmede Fund, Inc.

Financial Highlights — (Concluded)
For a share outstanding throughout each year
	High Yield Municipal Portfolio
	For the Year Ended October 31,
	2022 [1]	2021 [1]	2020 [1]	2019 [1]	2018
Net asset value, beginning of year	$ 11.09	$ 10.65	$ 10.84	$ 10.16	$ 10.35
Income from investment operations:
Net investment income	0.28	0.27	0.30	0.31	0.30
Net realized and unrealized gain (loss) on investments	(2.06)	0.44	(0.19)	0.68	(0.19)
Total from investment operations	(1.78)	0.71	0.11	0.99	0.11
Distributions to shareholders from:
Net investment income	(0.29)	(0.27)	(0.30)	(0.31)	(0.30)
Net realized capital gains	(0.08)	(0.00) [2]	—	—	—
Total distributions	(0.37)	(0.27)	(0.30)	(0.31)	(0.30)
Net asset value, end of year	$ 8.94	$ 11.09	$ 10.65	$ 10.84	$ 10.16
Total return	(16.42)%	6.68% [3]	1.09% [3]	9.90% [3]	1.04%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$156,810	$282,512	$232,783	$215,419	$192,319
Ratio of operating expenses to average net assets	—%	—%	—%	—%	0.99%
Ratio of operating expenses before waiver/reimbursement to average net assets	0.98%	1.01%	1.02%	1.00%	—%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.96% [4,5]	1.00%	1.00%	1.00%	—%
Ratio of net investment income to average net assets	2.76%	2.40%	2.85%	2.95%	2.90%
Portfolio turnover rate	28%	19%	28%	27%	44%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.01 per share.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Effective May 9, 2022, the management fee payable to the Advisor was reduced from 0.65% to 0.57% of the Portfolio’s average daily net assets. See Note 3.
[5]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.95% for the year ended October 31, 2022.
See Notes to Financial Statements.
63

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2022
Shares		Value
COMMON STOCKS* — 99.6%
	Aerospace & Defense — 1.7%
46,239	General Dynamics Corp.	$ 11,550,502
22,120	L3Harris Technologies, Inc.	5,451,917
		17,002,419
	Auto Components — 1.2%
306,913	BorgWarner, Inc.	11,518,445
	Banks — 4.2%
405,336	Citizens Financial Group, Inc.	16,578,242
857,832	Regions Financial Corp.	18,829,413
125,016	Wells Fargo & Co.	5,749,486
		41,157,141
	Biotechnology — 2.1%
78,206	Amgen, Inc.	21,142,992
	Building Products — 1.3%
311,801	Carrier Global Corp.	12,397,208
	Capital Markets — 3.4%
376,439	Franklin Resources, Inc.	8,827,495
62,596	Intercontinental Exchange, Inc.	5,982,300
54,115	Northern Trust Corp.	4,564,600
123,346	Raymond James Financial, Inc.	14,572,096
		33,946,491
	Chemicals — 1.3%
145,930	Corteva, Inc.	9,535,066
82,199	Dow, Inc.	3,841,981
		13,377,047
	Commercial Services & Supplies — 1.0%
77,628	Republic Services, Inc. - Class A	10,295,025
	Communications Equipment — 3.5%
119,828	Arista Networks, Inc.[1]	14,482,412
240,792	Cisco Systems, Inc.	10,939,180
302,441	Juniper Networks, Inc.	9,254,695
		34,676,287
	Consumer Finance — 1.8%
90,516	Capital One Financial Corp.	9,596,506
226,508	Synchrony Financial	8,054,625
		17,651,131
	Distributors — 2.6%
75,699	Genuine Parts Co.	13,463,824
228,180	LKQ Corp.	12,695,935
		26,159,759
	Diversified Consumer Services — 0.6%
105,624	Service Corp. International	6,401,871
	Diversified Telecommunication Services — 2.1%
237,854	AT&T, Inc.	4,336,078
922,682	Lumen Technologies, Inc.[2]	6,790,940
252,120	Verizon Communications, Inc.	9,421,724
		20,548,742
	Electric Utilities — 0.9%
100,298	American Electric Power Co., Inc.	8,818,200
See Notes to Financial Statements.
64

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
COMMON STOCKS* — (Continued)
	Electrical Equipment — 0.7%
51,285	AMETEK, Inc.	$ 6,649,613
	Energy Equipment & Services — 1.7%
601,644	Baker Hughes Co. Class A	16,641,473
	Entertainment — 0.9%
652,209	Warner Bros Discovery, Inc.[1]	8,478,717
	Equity Real Estate Investment Trusts — 2.4%
56,892	Crown Castle International Corp.	7,581,428
34,073	Extra Space Storage, Inc.	6,045,913
43,453	Life Storage, Inc. REIT	4,806,336
184,052	Weyerhaeuser Co.	5,692,729
		24,126,406
	Food & Staples Retailing — 1.6%
219,036	Kroger Co.	10,358,212
146,942	Walgreens Boots Alliance, Inc.	5,363,383
		15,721,595
	Food Products — 2.7%
94,888	Archer-Daniels-Midland Co.	9,202,238
217,599	General Mills, Inc.	17,751,727
		26,953,965
	Health Care Equipment & Supplies — 1.0%
37,774	Danaher Corp.	9,506,583
	Health Care Providers & Services — 6.6%
36,458	Cigna Corp.	11,778,122
107,690	CVS Health Corp.	10,198,243
174,729	DaVita, Inc.[1]	12,756,964
36,757	Elevance Health, Inc.	20,097,625
28,373	McKesson Corp.	11,047,595
		65,878,549
	Hotels, Restaurants & Leisure — 1.8%
5,726	Booking Holdings, Inc.[1]	10,704,643
78,788	Expedia Group, Inc.[1]	7,364,314
		18,068,957
	Household Durables — 1.1%
136,878	Lennar Corp. - Class A	11,046,055
	Household Products — 0.8%
59,011	Procter & Gamble Co.	7,947,011
	Insurance — 1.4%
188,161	MetLife, Inc.	13,775,267
	Interactive Media & Service — 1.7%
174,640	Alphabet, Inc. - Class A1	16,505,226
	Internet & Direct Marketing Retail — 1.0%
249,209	eBay, Inc.	9,928,487
	IT Services — 4.4%
54,964	Akamai Technologies, Inc.[1]	4,854,970
222,602	Amdocs, Ltd.	19,212,778
163,371	Cognizant Technology Solutions Corp. - Class A	10,169,845
110,953	PayPal Holdings, Inc.[1]	9,273,452
		43,511,045
See Notes to Financial Statements.
65

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
COMMON STOCKS* — (Continued)
	Life Sciences Tools & Services — 3.7%
108,355	Agilent Technologies, Inc.	$ 14,990,914
28,078	IQVIA Holdings, Inc.[1]	5,887,114
7,166	Mettler-Toledo International, Inc.[1]	9,064,488
13,052	Thermo Fisher Scientific, Inc.	6,708,337
		36,650,853
	Machinery — 2.1%
47,398	Parker-Hannifin Corp.	13,774,807
31,325	Snap-on, Inc.	6,955,716
		20,730,523
	Media — 4.4%
444,449	Comcast Corp. - Class A	14,106,811
380,341	Fox Corp. - Class A	10,980,445
188,239	Interpublic Group of Cos., Inc.	5,607,640
176,083	Omnicom Group, Inc.	12,810,038
		43,504,934
	Metals & Mining — 1.8%
138,865	Nucor Corp.	18,244,084
	Multi-Utilities — 0.9%
347,767	NiSource, Inc.	8,934,134
	Oil, Gas & Consumable Fuels — 4.8%
98,701	ConocoPhillips	12,445,209
390,194	Kinder Morgan, Inc.	7,070,315
131,201	Marathon Petroleum Corp.	14,907,058
127,458	Phillips 66	13,292,595
		47,715,177
	Pharmaceuticals — 2.9%
163,556	Bristol-Myers Squibb Co.	12,670,683
55,255	Merck & Co., Inc.	5,591,806
220,967	Pfizer, Inc.	10,286,014
		28,548,503
	Real Estate Management & Development — 0.6%
86,260	CBRE Group, Inc. - Class A1	6,119,284
	Road & Rail — 1.0%
351,576	CSX Corp.	10,216,799
	Semiconductors & Semiconductor Equipment — 4.6%
143,495	Advanced Micro Devices, Inc.[1]	8,618,310
29,628	KLA Corp.	9,375,780
216,439	ON Semiconductor Corp.[1]	13,295,848
57,496	Qorvo, Inc.[1]	4,949,256
104,660	Skyworks Solutions, Inc.	9,001,806
		45,241,000
	Software — 6.9%
32,850	Adobe, Inc.[1]	10,462,725
88,726	Cadence Design Systems, Inc.[1]	13,432,229
534,125	Dropbox, Inc. - Class A1	11,617,219
218,385	Fortinet, Inc.[1]	12,482,886
19,561	Microsoft Corp.	4,540,695
54,434	Synopsys, Inc.[1]	15,924,667
		68,460,421
See Notes to Financial Statements.
66

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — 2.4%
59,053	Lowe’s Cos., Inc.	$ 11,512,382
28,839	Ulta Beauty, Inc.[1]	12,094,212
		23,606,594
	Technology Hardware, Storage & Peripherals — 4.9%
257,503	Dell Technologies, Inc. - Class C	9,888,115
817,855	Hewlett Packard Enterprise Co.	11,670,791
577,284	HP, Inc.	15,944,584
159,237	NetApp, Inc.	11,030,347
		48,533,837
	Textiles, Apparel & Luxury Goods — 0.5%
163,331	Tapestry, Inc.	5,174,326
	Tobacco — 0.6%
65,571	Philip Morris International, Inc.	6,022,696
	TOTAL COMMON STOCKS (Cost $828,529,617)	987,534,872
Face Amount
REPURCHASE AGREEMENT* — 0.5%
$4,676,818	With Fixed Income Clearing Corp., dated 10/31/22, 1.00%, principal and interest in the amount of $4,676,948, due 11/1/22, (collateralized by a U.S. Treasury Note with a par value of $4,023,500, coupon rate of 0.625%, due 04/15/2023, market value of $4,770,408)	4,676,818
	TOTAL REPURCHASE AGREEMENT (Cost $4,676,818)	4,676,818
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.7%
6,920,115	State Street Navigator Securities Lending Government Money Market Portfolio[3]	6,920,115
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $6,920,115)	6,920,115
TOTAL INVESTMENTS (Cost $840,126,550)	100.8%	$999,131,805
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.8)	(7,962,069)
NET ASSETS	100.0%	$991,169,736

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
67

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2022
INDUSTRY DIVERSIFICATION
On October 31, 2022, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Software	6.9%	$ 68,460,421
Health Care Providers & Services	6.6	65,878,549
Technology Hardware, Storage & Peripherals	4.9	48,533,837
Oil, Gas & Consumable Fuels	4.8	47,715,177
Semiconductors & Semiconductor Equipment	4.6	45,241,000
IT Services	4.4	43,511,045
Media	4.4	43,504,934
Banks	4.2	41,157,141
Life Sciences Tools & Services	3.7	36,650,853
Communications Equipment	3.5	34,676,287
Capital Markets	3.4	33,946,491
Pharmaceuticals	2.9	28,548,503
Food Products	2.7	26,953,965
Distributors	2.6	26,159,759
Equity Real Estate Investment Trusts	2.4	24,126,406
Specialty Retail	2.4	23,606,594
Biotechnology	2.1	21,142,992
Machinery	2.1	20,730,523
Diversified Telecommunication Services	2.1	20,548,742
Metals & Mining	1.8	18,244,084
Hotels, Restaurants & Leisure	1.8	18,068,957
Consumer Finance	1.8	17,651,131
Aerospace & Defense	1.7	17,002,419
Energy Equipment & Services	1.7	16,641,473
Interactive Media & Service	1.7	16,505,226
Food & Staples Retailing	1.6	15,721,595
Insurance	1.4	13,775,267
Chemicals	1.3	13,377,047
Building Products	1.3	12,397,208
Auto Components	1.2	11,518,445
Household Durables	1.1	11,046,055
Commercial Services & Supplies	1.0	10,295,025
Road & Rail	1.0	10,216,799
Internet & Direct Marketing Retail	1.0	9,928,487
Health Care Equipment & Supplies	1.0	9,506,583
Multi-Utilities	0.9	8,934,134
Electric Utilities	0.9	8,818,200
Entertainment	0.9	8,478,717
Household Products	0.8	7,947,011
Electrical Equipment	0.7	6,649,613
Diversified Consumer Services	0.6	6,401,871
Real Estate Management & Development	0.6	6,119,284
Tobacco	0.6	6,022,696
Textiles, Apparel & Luxury Goods	0.5	5,174,326
TOTAL COMMON STOCKS	99.6%	$987,534,872
REPURCHASE AGREEMENT	0.5	4,676,818
INVESTMENT OF SECURITY LENDING COLLATERAL	0.7	6,920,115
TOTAL INVESTMENTS	100.8%	$999,131,805
See Notes to Financial Statements.
68

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2022
Shares		Value
COMMON STOCKS* — 99.8%
	Air Freight & Logistics — 0.9%
190,246	Expeditors International of Washington, Inc.	$ 18,615,571
	Beverages — 1.2%
440,853	Coca-Cola Co.	26,385,052
	Biotechnology — 5.7%
79,627	Amgen, Inc.	21,527,159
79,582	Regeneron Pharmaceuticals, Inc.[1]	59,587,023
136,576	Vertex Pharmaceuticals, Inc.[1]	42,611,712
		123,725,894
	Building Products — 1.5%
180,994	Fortune Brands Home & Security, Inc.	10,917,558
139,872	Trane Technologies PLC	22,327,767
		33,245,325
	Capital Markets — 3.0%
218,924	Charles Schwab Corp.	17,441,675
164,932	Intercontinental Exchange, Inc.	15,762,551
261,055	Raymond James Financial, Inc.	30,841,038
		64,045,264
	Chemicals — 1.7%
682,412	Mosaic Co.	36,679,645
	Communications Equipment — 2.8%
494,365	Arista Networks, Inc.[1]	59,748,954
	Containers & Packaging — 0.7%
87,436	Avery Dennison Corp.	14,824,774
	Distributors — 2.2%
267,408	Genuine Parts Co.	47,561,187
	Electronic Equipment, Instruments & Components — 8.0%
788,481	Amphenol Corp. - Class A	59,790,514
299,147	CDW Corp.	51,695,593
229,226	Jabil, Inc.	14,727,771
277,452	Keysight Technologies, Inc.[1]	48,318,266
		174,532,144
	Entertainment — 3.1%
217,914	Electronic Arts, Inc.	27,448,447
3,055,375	Warner Bros Discovery, Inc.[1]	39,719,875
		67,168,322
	Equity Real Estate Investment Trusts — 1.1%
117,943	American Tower Corp.	24,436,610
	Food & Staples Retailing — 2.1%
207,373	BJ’s Wholesale Club Holdings, Inc.[1]	16,050,670
57,589	Costco Wholesale Corp.	28,880,884
		44,931,554
	Food Products — 2.3%
636,797	Kellogg Co.	48,918,746
	Health Care Equipment & Supplies — 1.0%
106,755	Abbott Laboratories	10,562,340
41,461	Danaher Corp.	10,434,490
		20,996,830
See Notes to Financial Statements.
69

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Providers & Services — 5.7%
39,053	Cigna Corp.	$ 12,616,462
255,885	DaVita, Inc.[1]	18,682,164
70,027	Elevance Health, Inc.	38,288,663
95,438	UnitedHealth Group, Inc.	52,982,405
		122,569,694
	Hotels, Restaurants & Leisure — 2.9%
143,832	Airbnb, Inc. Class A1	15,377,079
237,088	Expedia Group, Inc.[1]	22,160,615
326,586	Wyndham Hotels & Resorts, Inc.	24,797,675
		62,335,369
	Household Durables — 1.2%
319,651	Lennar Corp. - Class A	25,795,836
	Insurance — 0.6%
77,763	Marsh & McLennan Cos., Inc.	12,557,947
	Interactive Media & Services — 3.4%
560,800	Alphabet, Inc. - Class A1	53,001,208
866,964	Pinterest, Inc. Class A1	21,327,314
		74,328,522
	Internet & Direct Marketing Retail — 0.9%
499,853	eBay, Inc.	19,914,143
	IT Services — 8.6%
263,568	Automatic Data Processing, Inc.	63,704,386
462,771	Paychex, Inc.	54,750,437
247,226	PayPal Holdings, Inc.[1]	20,663,149
227,643	Visa, Inc. Class A	47,158,524
		186,276,496
	Life Sciences Tools & Services — 1.7%
181,159	Agilent Technologies, Inc.	25,063,348
24,149	Thermo Fisher Scientific, Inc.	12,411,861
		37,475,209
	Machinery — 2.2%
86,297	Lincoln Electric Holdings, Inc.	12,254,174
122,656	Parker-Hannifin Corp.	35,646,287
		47,900,461
	Media — 1.2%
154,075	Nexstar Media Group, Inc.	26,393,047
	Multi-line Retail — 2.2%
186,431	Dollar General Corp.	47,549,227
	Oil, Gas & Consumable Fuels — 2.6%
1,001,408	Coterra Energy, Inc.	31,173,831
192,544	EOG Resources, Inc.	26,286,107
		57,459,938
	Professional Services — 1.3%
109,917	Booz Allen Hamilton Holding Corp.	11,964,466
199,505	Robert Half International, Inc.	15,254,152
		27,218,618
	Road & Rail — 0.8%
619,483	CSX Corp.	18,002,176
See Notes to Financial Statements.
70

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
COMMON STOCKS* — (Continued)
	Semiconductors & Semiconductor Equipment — 5.3%
714,662	Advanced Micro Devices, Inc.[1]	$ 42,922,600
130,138	KLA Corp.	41,182,170
64,687	Monolithic Power Systems, Inc.	21,958,002
161,907	ON Semiconductor Corp.[1]	9,945,947
		116,008,719
	Software — 12.3%
71,460	Adobe, Inc.[1]	22,760,010
338,814	Cadence Design Systems, Inc.[1]	51,293,052
1,276,764	Dropbox, Inc. - Class A1	27,769,617
1,002,065	Fortinet, Inc.[1]	57,278,035
242,608	Microsoft Corp.	56,316,595
174,644	Synopsys, Inc.[1]	51,092,102
		266,509,411
	Specialty Retail — 5.4%
211,978	Lowe’s Cos., Inc.	41,325,111
125,454	Ulta Beauty, Inc.[1]	52,611,644
189,458	Williams-Sonoma, Inc.[2]	23,460,584
		117,397,339
	Technology Hardware, Storage & Peripherals — 3.7%
309,556	Apple, Inc.	47,467,317
1,209,464	HP, Inc.	33,405,396
		80,872,713
	Textiles, Apparel & Luxury Goods — 0.5%
345,800	Tapestry, Inc.	10,954,944
	TOTAL COMMON STOCKS (Cost $1,782,454,097)	2,163,335,681
Face Amount
REPURCHASE AGREEMENT* — 0.3%
$ 5,897,397	With Fixed Income Clearing Corp., dated 10/31/22, 1.00%, principal and interest in the amount of $5,897,561, due 11/1/22, (collateralized by a U.S. Treasury Note with a par value of $5,073,600, coupon rate of 0.625%, due 04/15/2023, market value of $6,015,445)	5,897,397
	TOTAL REPURCHASE AGREEMENT (Cost $5,897,397)	5,897,397
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.7%
14,174,543	State Street Navigator Securities Lending Government Money Market Portfolio[3]	14,174,543
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $14,174,543)	14,174,543
TOTAL INVESTMENTS (Cost $1,802,526,037)	100.8%	$2,183,407,621
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.8)	(16,705,463)
NET ASSETS	100.0%	$2,166,702,158

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
71

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2022
INDUSTRY DIVERSIFICATION
On October 31, 2022, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Software	12.3%	$ 266,509,411
IT Services	8.6	186,276,496
Electronic Equipment, Instruments & Components	8.0	174,532,144
Biotechnology	5.7	123,725,894
Health Care Providers & Services	5.7	122,569,694
Specialty Retail	5.4	117,397,339
Semiconductors & Semiconductor Equipment	5.3	116,008,719
Technology Hardware, Storage & Peripherals	3.7	80,872,713
Interactive Media & Services	3.4	74,328,522
Entertainment	3.1	67,168,322
Capital Markets	3.0	64,045,264
Hotels, Restaurants & Leisure	2.9	62,335,369
Communications Equipment	2.8	59,748,954
Oil, Gas & Consumable Fuels	2.6	57,459,938
Food Products	2.3	48,918,746
Machinery	2.2	47,900,461
Distributors	2.2	47,561,187
Multi-line Retail	2.2	47,549,227
Food & Staples Retailing	2.1	44,931,554
Life Sciences Tools & Services	1.7	37,475,209
Chemicals	1.7	36,679,645
Building Products	1.5	33,245,325
Professional Services	1.3	27,218,618
Media	1.2	26,393,047
Beverages	1.2	26,385,052
Household Durables	1.2	25,795,836
Equity Real Estate Investment Trusts	1.1	24,436,610
Health Care Equipment & Supplies	1.0	20,996,830
Internet & Direct Marketing Retail	0.9	19,914,143
Air Freight & Logistics	0.9	18,615,571
Road & Rail	0.8	18,002,176
Containers & Packaging	0.7	14,824,774
Insurance	0.6	12,557,947
Textiles, Apparel & Luxury Goods	0.5	10,954,944
TOTAL COMMON STOCKS	99.8%	$2,163,335,681
REPURCHASE AGREEMENT	0.3	5,897,397
INVESTMENT OF SECURITY LENDING COLLATERAL	0.7	14,174,543
TOTAL INVESTMENTS	100.8%	$2,183,407,621
See Notes to Financial Statements.
72

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2022
Shares		Value
COMMON STOCKS* — 99.5%
	Aerospace & Defense — 2.3%
155	General Dynamics Corp.	$ 38,719
	Auto Components — 1.0%
439	BorgWarner, Inc.	16,476
	Automobiles — 0.4%
530	Ford Motor Co.	7,086
	Banks — 7.2%
672	Citigroup, Inc.	30,818
479	Citizens Financial Group, Inc.	19,591
105	Comerica, Inc.	7,403
372	Fifth Third Bancorp	13,277
869	KeyCorp	15,529
1,530	Regions Financial Corp.	33,583
		120,201
	Biotechnology — 3.6%
531	Gilead Sciences, Inc.	41,662
56	Vertex Pharmaceuticals, Inc.[1]	17,472
		59,134
	Building Products — 1.5%
431	Carrier Global Corp.	17,137
139	Fortune Brands Home & Security, Inc.	8,384
		25,521
	Capital Markets — 4.6%
1,241	Franklin Resources, Inc.	29,101
191	Intercontinental Exchange, Inc.	18,254
467	Nasdaq, Inc.	29,066
		76,421
	Chemicals — 0.8%
274	Dow, Inc.	12,807
	Communications Equipment — 0.7%
254	Cisco Systems, Inc.	11,539
	Consumer Finance — 3.2%
620	Ally Financial, Inc.	17,087
1,031	Synchrony Financial	36,663
		53,750
	Containers & Packaging — 1.3%
374	International Paper Co.	12,570
244	Westrock Co.	8,311
		20,881
	Distributors — 0.6%
166	LKQ Corp.	9,236
	Diversified Consumer Services — 0.9%
253	Service Corp. International	15,334
	Diversified Financial Services — 1.0%
564	Equitable Holdings, Inc.	17,270
	Diversified Telecommunication Services — 2.7%
1,801	AT&T, Inc.	32,832
1,597	Lumen Technologies, Inc.[2]	11,754
		44,586
See Notes to Financial Statements.
73

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
COMMON STOCKS* — (Continued)
	Electric Utilities — 0.5%
100	American Electric Power Co., Inc.	$ 8,792
	Equity Real Estate Investment Trusts — 2.3%
44	Extra Space Storage, Inc.	7,807
479	Host Hotels & Resorts, Inc.	9,044
701	Weyerhaeuser Co.	21,682
		38,533
	Food & Staples Retailing — 1.8%
441	Kroger Co.	20,855
238	Walgreens Boots Alliance, Inc.	8,687
		29,542
	Food Products — 4.7%
371	Archer-Daniels-Midland Co.	35,980
261	General Mills, Inc.	21,292
236	Kraft Heinz Co.	9,079
160	Tyson Foods, Inc. Class A	10,936
		77,287
	Health Care Providers & Services — 8.2%
110	Centene Corp.[1]	9,364
75	Cigna Corp.	24,230
279	CVS Health Corp.	26,421
67	Elevance Health, Inc.	36,634
33	Laboratory Corp. of America Holdings	7,321
84	McKesson Corp.	32,707
		136,677
	Independent Power & Renewable Electricity Producer — 1.5%
930	AES Corp.	24,354
	Insurance — 2.8%
296	American International Group, Inc.	16,872
282	MetLife, Inc.	20,645
86	Prudential Financial, Inc.	9,047
		46,564
	Interactive Media & Service — 0.7%
113	Alphabet, Inc. - Class A1	10,680
	IT Services — 2.5%
144	Amdocs, Ltd.	12,429
480	Cognizant Technology Solutions Corp. - Class A	29,880
		42,309
	Life Sciences Tools & Services — 1.8%
229	PerkinElmer, Inc.	30,590
	Machinery — 3.8%
80	Cummins, Inc.	19,561
72	Parker-Hannifin Corp.	20,925
104	Snap-on, Inc.	23,093
		63,579
	Media — 5.7%
1,039	Comcast Corp. - Class A	32,978
255	Fox Corp. - Class A	7,362
486	Fox Corp. Class B	13,219
979	Interpublic Group of Cos., Inc.	29,165
See Notes to Financial Statements.
74

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
COMMON STOCKS* — (Continued)
	Media — (Continued)
171	Omnicom Group, Inc.	$ 12,440
		95,164
	Metals & Mining — 3.2%
278	Nucor Corp.	36,524
86	Reliance Steel & Aluminum Co.	17,327
		53,851
	Multi-line Retail — 1.1%
877	Macy’s, Inc.	18,285
	Multi-Utilities — 2.5%
274	Sempra Energy	41,358
	Oil, Gas & Consumable Fuels — 9.4%
359	ConocoPhillips	45,266
1,449	Kinder Morgan, Inc.	26,256
365	Marathon Petroleum Corp.	41,471
330	Phillips 66	34,416
77	Valero Energy Corp.	9,667
		157,076
	Pharmaceuticals — 5.7%
562	Bristol-Myers Squibb Co.	43,538
115	Merck & Co., Inc.	11,638
867	Pfizer, Inc.	40,359
		95,535
	Professional Services — 0.6%
99	Leidos Holdings, Inc.	10,057
	Real Estate Management & Development — 2.1%
302	CBRE Group, Inc. - Class A1	21,424
83	Jones Lang LaSalle, Inc.[1]	13,204
		34,628
	Road & Rail — 0.7%
394	CSX Corp.	11,450
	Semiconductors & Semiconductor Equipment — 1.8%
267	Micron Technology, Inc.	14,445
243	ON Semiconductor Corp.[1]	14,927
		29,372
	Software — 0.5%
101	Zoom Video Communications, Inc. Class A1	8,427
	Specialty Retail — 1.0%
135	Williams-Sonoma, Inc.	16,717
	Technology Hardware, Storage & Peripherals — 2.0%
2,349	Hewlett Packard Enterprise Co.	33,520
	Textiles, Apparel & Luxury Goods — 0.8%
403	Tapestry, Inc.	12,767
	TOTAL COMMON STOCKS (Cost $1,392,020)	1,656,075
See Notes to Financial Statements.
75

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
REPURCHASE AGREEMENT* — 0.9%
$15,324
With Fixed Income Clearing Corp., dated 10/31/22, 1.00%, principal and interest in the amount of $15,325, due 11/1/22, (collateralized by a U.S. Treasury Note with a par value of $13,200, coupon rate of 0.625%, due 04/15/2023, market value of $15,650)
		$ 15,324
TOTAL REPURCHASE AGREEMENT (Cost $15,324)		15,324
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.7%
11,978	State Street Navigator Securities Lending Government Money Market Portfolio[3]	11,978
TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $11,978)		11,978
TOTAL INVESTMENTS (Cost $1,419,322)	101.1%	$1,683,377
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.1)	(18,524)
NET ASSETS	100.0%	$1,664,853

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
76

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2022
INDUSTRY DIVERSIFICATION
On October 31, 2022, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Oil, Gas & Consumable Fuels	9.4%	$ 157,076
Health Care Providers & Services	8.2	136,677
Banks	7.2	120,201
Pharmaceuticals	5.7	95,535
Media	5.7	95,164
Food Products	4.7	77,287
Capital Markets	4.6	76,421
Machinery	3.8	63,579
Biotechnology	3.6	59,134
Metals & Mining	3.2	53,851
Consumer Finance	3.2	53,750
Insurance	2.8	46,564
Diversified Telecommunication Services	2.7	44,586
IT Services	2.5	42,309
Multi-Utilities	2.5	41,358
Aerospace & Defense	2.3	38,719
Equity Real Estate Investment Trusts	2.3	38,533
Real Estate Management & Development	2.1	34,628
Technology Hardware, Storage & Peripherals	2.0	33,520
Life Sciences Tools & Services	1.8	30,590
Food & Staples Retailing	1.8	29,542
Semiconductors & Semiconductor Equipment	1.8	29,372
Building Products	1.5	25,521
Independent Power & Renewable Electricity Producer	1.5	24,354
Containers & Packaging	1.3	20,881
Multi-line Retail	1.1	18,285
Diversified Financial Services	1.0	17,270
Specialty Retail	1.0	16,717
Auto Components	1.0	16,476
Diversified Consumer Services	0.9	15,334
Chemicals	0.8	12,807
Textiles, Apparel & Luxury Goods	0.8	12,767
Communications Equipment	0.7	11,539
Road & Rail	0.7	11,450
Interactive Media & Service	0.7	10,680
Professional Services	0.6	10,057
Distributors	0.6	9,236
Electric Utilities	0.5	8,792
Software	0.5	8,427
Automobiles	0.4	7,086
TOTAL COMMON STOCKS	99.5%	$1,656,075
REPURCHASE AGREEMENT	0.9	15,324
INVESTMENT OF SECURITY LENDING COLLATERAL	0.7	11,978
TOTAL INVESTMENTS	101.1%	$1,683,377
See Notes to Financial Statements.
77

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2022
Shares		Value
COMMON STOCKS* — 99.1%
	Aerospace & Defense — 0.4%
77	Moog, Inc. Class A	$ 6,526
	Air Freight & Logistics — 0.8%
118	Atlas Air Worldwide Holdings, Inc.[1]	11,935
	Auto Components — 1.1%
340	Adient PLC[1]	11,893
434	Goodyear Tire & Rubber Co.[1]	5,512
		17,405
	Automobiles — 0.7%
176	Winnebago Industries, Inc.	10,505
	Banks — 9.6%
583	Associated Banc-Corp.	14,196
137	Cathay General Bancorp	6,247
519	Central Pacific Financial Corp.	10,650
333	Eastern Bankshares, Inc.	6,384
337	Financial Institutions, Inc.	8,031
1,455	First BanCorp	22,974
211	First Financial Corp.	10,231
334	Hanmi Financial Corp.	8,945
853	Hope Bancorp, Inc.	11,575
232	Midland States Bancorp, Inc.	6,505
410	Northwest Bancshares, Inc.	6,175
283	OceanFirst Financial Corp.	6,390
421	OFG Bancorp	11,738
420	S&T Bancorp, Inc.	15,880
		145,921
	Biotechnology — 8.4%
814	Atara Biotherapeutics, Inc.[1]	3,793
1,932	Bluebird Bio, Inc.[1]	12,114
1,973	Catalyst Pharmaceuticals, Inc.[1]	27,365
271	Eagle Pharmaceuticals, Inc.[1]	8,528
862	Intercept Pharmaceuticals, Inc.[1]	11,956
593	iTeos Therapeutics, Inc.[1]	11,552
2,226	Karyopharm Therapeutics, Inc.[1]	10,596
2,228	Sutro Biopharma, Inc.[1,2]	16,331
664	uniQure NV1	12,364
467	Xencor, Inc.[1]	13,076
		127,675
	Building Products — 1.8%
263	Griffon Corp.	8,453
337	Quanex Building Products Corp.	7,468
504	Resideo Technologies, Inc.[1]	11,904
		27,825
	Capital Markets — 0.8%
301	Donnelley Financial Solutions, Inc.[1]	12,169
	Commercial Services & Supplies — 1.1%
128	ABM Industries, Inc.	5,698
727	ACCO Brands Corp.	3,344
859	GEO Group, Inc.[1]	7,267
		16,309
	Communications Equipment — 2.0%
1,347	Harmonic, Inc.[1]	20,811
See Notes to Financial Statements.
78

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
COMMON STOCKS* — (Continued)
	Communications Equipment — (Continued)
281	NetScout Systems, Inc.[1]	$ 10,094
		30,905
	Construction & Engineering — 1.1%
135	Comfort Systems USA, Inc.	16,643
	Consumer Finance — 2.1%
100	Encore Capital Group, Inc.[1]	5,092
1,789	EZCORP, Inc. Class A1	17,282
530	Green Dot Corp. Class A1	10,086
		32,460
	Containers & Packaging — 1.7%
176	Greif, Inc. Class A	11,653
859	O-I Glass, Inc.[1]	14,010
		25,663
	Diversified Consumer Services — 1.8%
639	2U, Inc.[1]	3,956
520	Chegg, Inc.[1]	11,216
375	Stride, Inc.[1]	12,566
		27,738
	Diversified Financial Services — 0.7%
332	A-Mark Precious Metals, Inc.	10,096
	Diversified Telecommunication Services — 2.1%
438	Bandwidth, Inc. Class A1	5,199
480	EchoStar Corp. Class A1	9,058
1,164	Liberty Latin America Ltd. Class C1	9,067
560	Ooma, Inc.[1]	9,089
		32,413
	Electric Utilities — 1.5%
221	ALLETE, Inc.	12,436
157	Otter Tail Corp.	10,585
		23,021
	Electronic Equipment, Instruments & Components — 2.0%
230	Sanmina Corp.[1]	12,892
778	TTM Technologies, Inc.[1]	11,911
252	Vishay Intertechnology, Inc.	5,269
		30,072
	Energy Equipment & Services — 1.2%
1,254	U.S. Silica Holdings, Inc.[1]	18,045
	Equity Real Estate Investment Trusts — 5.8%
822	City Office REIT, Inc.	8,730
1,325	DiamondRock Hospitality Co.	12,376
61	EastGroup Properties, Inc.	9,558
343	Essential Properties Realty Trust, Inc. REIT	7,381
331	National Storage Affiliates Trust	14,120
1,367	Paramount Group, Inc. REIT	8,844
175	Phillips Edison & Co., Inc. REIT	5,275
487	RLJ Lodging Trust	5,927
181	STAG Industrial, Inc.	5,718
961	Sunstone Hotel Investors, Inc.	10,715
		88,644
See Notes to Financial Statements.
79

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
COMMON STOCKS* — (Continued)
	Food & Staples Retailing — 1.8%
364	SpartanNash Co.	$ 12,998
483	Sprouts Farmers Market, Inc.[1]	14,249
		27,247
	Food Products — 1.4%
534	Hostess Brands, Inc.[1]	14,140
200	Simply Good Foods Co.[1]	7,660
		21,800
	Health Care Equipment & Supplies — 3.3%
5,088	Accuray, Inc.[1,2]	10,380
2,484	Cue Health, Inc.[1]	9,861
489	Inogen, Inc.[1]	11,081
363	Meridian Bioscience, Inc.[1]	11,605
462	Orthofix Medical, Inc.[1]	7,420
		50,347
	Health Care Providers & Services — 2.8%
2,738	Brookdale Senior Living, Inc.[1]	12,239
1,000	PetIQ, Inc.[1]	8,220
615	Select Medical Holdings Corp.	15,793
150	Tenet Healthcare Corp.[1]	6,654
		42,906
	Health Care Technology — 0.5%
535	Allscripts Healthcare Solutions, Inc.[1]	7,864
	Hotels, Restaurants & Leisure — 0.9%
687	International Game Technology PLC[2]	13,774
	Household Durables — 2.0%
115	Skyline Champion Corp.[1]	6,694
476	Taylor Morrison Home Corp.[1]	12,538
629	Tri Pointe Homes, Inc.[1]	10,536
		29,768
	Insurance — 0.8%
2,683	Genworth Financial, Inc. Class A1	12,530
	Interactive Media & Service — 0.4%
171	Yelp, Inc.[1]	6,568
	Internet & Direct Marketing Retail — 0.3%
2,081	Qurate Retail, Inc.	4,870
	IT Services — 3.5%
2,811	Conduent, Inc.[1]	11,581
122	CSG Systems International, Inc.	7,890
710	Hackett Group, Inc.	15,507
4,405	Paysafe Ltd.[1,2]	6,431
1,130	StoneCo Ltd. Class A1	11,865
		53,274
	Leisure Equipment & Products — 0.9%
453	Vista Outdoor, Inc.[1]	13,155
	Machinery — 1.4%
173	Altra Industrial Motion Corp.	10,404
239	Hillenbrand, Inc.	10,559
		20,963
See Notes to Financial Statements.
80

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
COMMON STOCKS* — (Continued)
	Media — 0.6%
628	Gray Television, Inc.	$ 8,886
	Metals & Mining — 2.2%
420	Commercial Metals Co.	19,110
776	TimkenSteel Corp.[1]	13,533
		32,643
	Multi-Utilities — 1.0%
274	Unitil Corp.	14,443
	Oil, Gas & Consumable Fuels — 7.8%
169	California Resources Corp.	7,624
706	CVR Energy, Inc.	27,576
192	Delek U.S. Holdings, Inc.	5,695
990	Dorian LPG Ltd.	17,889
593	PBF Energy, Inc. Class A1	26,240
300	Talos Energy, Inc.[1]	6,384
572	Teekay Tankers Ltd. Class A1	18,012
363	World Fuel Services Corp.	9,253
		118,673
	Paper & Forest Products — 0.8%
289	Clearwater Paper Corp.[1]	12,855
	Personal Products — 0.7%
235	BellRing Brands, Inc.[1]	5,692
266	Herbalife Nutrition Ltd.[1]	5,655
		11,347
	Pharmaceuticals — 1.7%
380	Amphastar Pharmaceuticals, Inc.[1]	11,742
763	Collegium Pharmaceutical, Inc.[1]	13,688
		25,430
	Professional Services — 2.0%
314	Heidrick & Struggles International, Inc.	8,842
202	Korn Ferry	11,229
543	Resources Connection, Inc.	9,921
		29,992
	Semiconductors & Semiconductor Equipment — 2.3%
160	Diodes, Inc.[1]	11,467
192	Kulicke & Soffa Industries, Inc.	8,052
957	Photronics, Inc.[1]	15,523
		35,042
	Software — 2.4%
366	Adeia, Inc.	4,092
585	eGain Corp.[1]	4,709
222	Progress Software Corp.	11,329
146	Xperi, Inc.[1]	2,039
2,659	Yext, Inc.[1]	14,146
		36,315
	Specialty Retail — 3.1%
245	Academy Sports & Outdoors, Inc.	10,787
62	Group 1 Automotive, Inc.	10,726
239	MarineMax, Inc.[1]	7,722
90	Signet Jewelers Ltd.	5,872
See Notes to Financial Statements.
81

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — (Continued)
247	Sonic Automotive, Inc. Class A	$ 11,547
		46,654
	Thrifts & Mortgage Finance — 2.0%
248	Enact Holdings, Inc.	6,358
576	Provident Financial Services, Inc.	12,914
540	Radian Group, Inc.	11,270
		30,542
	Trading Companies & Distributors — 4.9%
194	Boise Cascade Co.	12,954
120	GMS, Inc.[1]	5,664
1,707	NOW, Inc.[1]	21,730
215	Rush Enterprises, Inc. Class A	10,726
175	WESCO International, Inc.[1]	24,110
		75,184
	Wireless Telecommunication Services — 0.9%
759	Telephone & Data Systems, Inc.	12,903
	TOTAL COMMON STOCKS (Cost $1,286,329)	1,507,945
Face Amount
REPURCHASE AGREEMENT* — 1.5%
$23,575	With Fixed Income Clearing Corp., dated 10/31/22, 1.00%, principal and interest in the amount of $23,576, due 11/1/22, (collateralized by a U.S. Treasury Note with a par value of $20,300, coupon rate of 0.625%, due 04/15/2023, market value of $24,068)	23,575
	TOTAL REPURCHASE AGREEMENT (Cost $23,575)	23,575
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.3%
19,157	State Street Navigator Securities Lending Government Money Market Portfolio[3]	19,157
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $19,157)	19,157
TOTAL INVESTMENTS (Cost $1,329,061)	101.9%	$1,550,677
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.9)	(29,656)
NET ASSETS	100.0%	$1,521,021

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
82

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2022
INDUSTRY DIVERSIFICATION
On October 31, 2022, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Banks	9.6%	$ 145,921
Biotechnology	8.4	127,675
Oil, Gas & Consumable Fuels	7.8	118,673
Equity Real Estate Investment Trusts	5.8	88,644
Trading Companies & Distributors	4.9	75,184
IT Services	3.5	53,274
Health Care Equipment & Supplies	3.3	50,347
Specialty Retail	3.1	46,654
Health Care Providers & Services	2.8	42,906
Software	2.4	36,315
Semiconductors & Semiconductor Equipment	2.3	35,042
Metals & Mining	2.2	32,643
Consumer Finance	2.1	32,460
Diversified Telecommunication Services	2.1	32,413
Communications Equipment	2.0	30,905
Thrifts & Mortgage Finance	2.0	30,542
Electronic Equipment, Instruments & Components	2.0	30,072
Professional Services	2.0	29,992
Household Durables	2.0	29,768
Building Products	1.8	27,825
Diversified Consumer Services	1.8	27,738
Food & Staples Retailing	1.8	27,247
Containers & Packaging	1.7	25,663
Pharmaceuticals	1.7	25,430
Electric Utilities	1.5	23,021
Food Products	1.4	21,800
Machinery	1.4	20,963
Energy Equipment & Services	1.2	18,045
Auto Components	1.1	17,405
Construction & Engineering	1.1	16,643
Commercial Services & Supplies	1.1	16,309
Multi-Utilities	1.0	14,443
Hotels, Restaurants & Leisure	0.9	13,774
Leisure Equipment & Products	0.9	13,155
Wireless Telecommunication Services	0.9	12,903
Paper & Forest Products	0.8	12,855
Insurance	0.8	12,530
Capital Markets	0.8	12,169
Air Freight & Logistics	0.8	11,935
Personal Products	0.7	11,347
Automobiles	0.7	10,505
Diversified Financial Services	0.7	10,096
Media	0.6	8,886
Health Care Technology	0.5	7,864
Interactive Media & Service	0.4	6,568
Aerospace & Defense	0.4	6,526
Internet & Direct Marketing Retail	0.3	4,870
TOTAL COMMON STOCKS	99.1%	$1,507,945
REPURCHASE AGREEMENT	1.5	23,575
INVESTMENT OF SECURITY LENDING COLLATERAL	1.3	19,157
TOTAL INVESTMENTS	101.9%	$1,550,677
See Notes to Financial Statements.
83

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2022
Shares		Value
COMMON STOCKS* — 95.4%
	Japan — 19.8%
19,600	Canon, Inc.	$ 415,740
1,900	Daito Trust Construction Co. Ltd.	187,962
8,500	Dentsu Group, Inc.	264,955
16,200	Honda Motor Co. Ltd.	367,481
9,600	ITOCHU Corp.	248,498
26,300	Japan Post Holdings Co. Ltd.	176,801
17,600	Japan Tobacco, Inc.	291,647
15,900	Mitsui & Co. Ltd.	352,121
17,151	Nitto Denko Corp., ADR[1]	448,670
18,400	SBI Holdings, Inc.	332,622
19,500	Sekisui House Ltd.	324,574
9,100	SUMCO Corp.	115,605
111,200	Sumitomo Chemical Co. Ltd.	374,668
8,700	Suntory Beverage & Food Ltd.	291,375
400	Tokyo Electron Ltd.	106,231
26,700	Unilever PLC, ADR	233,969
		4,532,919
	France — 13.2%
1,050	Arkema SA	83,137
16,300	AXA SA	402,712
2,151	Capgemini SE	353,402
2,700	Cie de Saint-Gobain	110,467
2,300	Danone SA	114,421
3,900	Eiffage SA	352,811
5,595	Publicis Groupe SA	313,730
7,082	Sanofi	611,204
1,900	Sodexo SA	168,502
7,490	TotalEnergies SE, ADR	407,850
1,300	Vinci SA	119,711
		3,037,947
	United Kingdom — 13.1%
28,000	BAE Systems PLC	261,507
91,100	Barclays PLC	154,370
15,000	Burberry Group PLC	312,216
23,783	GSK PLC	389,696
2,700	Reckitt Benckiser Group PLC	178,969
13,100	RELX PLC[1]	351,690
21,870	Schroders PLC	98,240
14,800	Shell PLC	408,022
9,200	SSE PLC	164,167
7,912	Unilever PLC, ADR[1]	360,075
278,700	Vodafone Group PLC	324,855
		3,003,807
	Canada — 9.5%
6,460	Bank of Nova Scotia	312,147
7,400	Barrick Gold Corp.	111,298
4,300	Canadian Natural Resources Ltd.	257,902
1,500	CGI, Inc.[2]	120,828
4,700	Dollarama, Inc.	279,271
19,456	Manulife Financial Corp.	321,997
3,800	Nutrien Ltd.	321,076
7,100	Toronto-Dominion Bank	454,398
		2,178,917
See Notes to Financial Statements.
84

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
COMMON STOCKS* — (Continued)
	Germany — 7.0%
3,300	Bayer AG	$ 173,562
3,600	Bayerische Motoren Werke AG	282,908
1,400	Deutsche Boerse AG	227,802
9,639	Deutsche Post AG	342,069
3,500	GEA Group AG	122,444
2,600	HeidelbergCement AG	119,865
13,900	Infineon Technologies AG	338,472
		1,607,122
	Spain — 5.2%
22,050	Iberdrola SA	223,901
16,900	Industria de Diseno Textil SA	383,131
41,587	Repsol SA	564,897
2,624	Telefonica SA	9,037
		1,180,966
	Switzerland — 4.7%
2,700	Holcim AG	122,630
500	Kuehne & Nagel International AG	106,556
4,200	Novartis AG	339,322
1,560	Roche Holding AG	518,079
		1,086,587
	Denmark — 4.6%
18,607	Carlsberg AS, ADR	436,706
3,800	Novo Nordisk AS Class B	413,121
4,000	Pandora AS	210,823
		1,060,650
	Australia — 4.4%
6,500	ASX Ltd.[1]	281,478
25,000	Australia & New Zealand Banking Group Ltd.	408,736
2,400	Cochlear Ltd.	306,587
		996,801
	Hong Kong — 2.1%
64,300	CK Asset Holdings Ltd.	355,509
231,900	WH Group Ltd.[3]	117,284
		472,793
	Israel — 2.0%
36,600	Bank Leumi Le-Israel BM	349,577
20,500	Israel Discount Bank Ltd. Class A	116,727
		466,304
	Netherlands — 1.7%
9,300	Koninklijke Ahold Delhaize NV	259,638
44,600	Koninklijke KPN NV	124,779
		384,417
	Sweden — 1.6%
23,000	Volvo AB Class B	376,626
	Singapore — 1.5%
17,515	United Overseas Bank Ltd.	343,470
	New Zealand — 1.4%
110,900	Spark New Zealand Ltd.	330,124
See Notes to Financial Statements.
85

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
COMMON STOCKS* — (Continued)
	Austria — 1.0%
14,200	Mondi PLC	$ 238,161
	Norway — 0.9%
5,600	Equinor ASA	204,880
	Italy — 0.6%
1,100	DiaSorin SpA	143,820
	Portugal — 0.6%
6,500	Jeronimo Martins SGPS SA	134,768
	China — 0.5%
33,700	BOC Hong Kong Holdings Ltd.	104,754
	TOTAL COMMON STOCKS (Cost $23,959,348)	21,885,833
PREFERRED STOCKS* — 1.4%
	Germany — 1.4%
2,500	Volkswagen AG	319,551
	TOTAL PREFERRED STOCKS (Cost $365,384)	319,551
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.4%
554,453	State Street Navigator Securities Lending Government Money Market Portfolio[4]	554,453
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $554,453)	554,453
TOTAL INVESTMENTS (Cost $24,879,185)	99.2%	$22,759,837
OTHER ASSETS IN EXCESS OF LIABILITIES	0.8	178,760
NET ASSETS	100.0%	$22,938,597

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers. At October 31, 2022, these securities, which are not illiquid, amounted to $117,284 or 0.5% of net assets for the Fund.
[4]	Represents an investment of securities lending cash collateral.

Abbreviations:
ADR — American Depositary Receipt
See Notes to Financial Statements.
86

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2022
INDUSTRY DIVERSIFICATION
On October 31, 2022, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Pharmaceuticals	10.7%	$ 2,444,984
Banks	9.9	2,244,179
Oil, Gas & Consumable Fuels	8.1	1,843,551
Chemicals	5.4	1,227,551
Automobiles	4.2	969,940
Capital Markets	4.0	940,142
Insurance	3.9	901,510
Trading Companies & Distributors	3.6	834,588
Beverages	3.2	728,081
Media	2.6	578,685
Semiconductors & Semiconductor Equipment	2.5	560,308
Textiles, Apparel & Luxury Goods	2.3	523,039
Machinery	2.1	499,070
IT Services	2.0	474,230
Construction & Engineering	2.0	472,522
Diversified Telecommunication Services	2.0	463,940
Health Care Equipment & Supplies	2.0	450,407
Technology Hardware, Storage & Peripherals	1.8	415,740
Food & Staples Retailing	1.7	394,406
Electric Utilities	1.7	388,068
Specialty Retail	1.7	383,131
Personal Products	1.6	360,075
Real Estate Management & Development	1.6	355,509
Professional Services	1.5	351,690
Air Freight & Logistics	1.5	342,069
Wireless Telecommunication Services	1.4	324,855
Household Durables	1.4	324,574
Tobacco	1.3	291,647
Multi-line Retail	1.2	279,271
Aerospace & Defense	1.1	261,507
Construction Materials	1.0	242,495
Paper & Forest Products	1.0	238,161
Food Products	1.0	231,705
Unknown GI	0.8	187,962
Household Products	0.8	178,969
Hotels, Restaurants & Leisure	0.7	168,502
Metals & Mining	0.5	111,298
Building Products	0.5	110,467
Marine	0.5	106,556
TOTAL COMMON STOCKS	96.8%	$22,205,384
INVESTMENT OF SECURITY LENDING COLLATERAL	2.4	554,453
TOTAL INVESTMENTS	99.2%	$22,759,837
See Notes to Financial Statements.
87

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2022
Shares		Value
COMMON STOCKS* — 99.7%
	Aerospace & Defense — 0.8%
419	Lockheed Martin Corp.	$ 203,919
	Auto Components — 0.9%
1,502	Lear Corp.	208,342
	Automobiles — 2.1%
11,907	Harley-Davidson, Inc.	512,001
	Banks — 3.7%
3,642	Bank of America Corp.	131,258
23,006	Regions Financial Corp.	504,982
4,694	Zions Bancorp NA	243,806
		880,046
	Biotechnology — 3.1%
2,144	Amgen, Inc.	579,630
212	Regeneron Pharmaceuticals, Inc.[1]	158,735
		738,365
	Building Products — 2.2%
7,815	Carrier Global Corp.	310,724
2,416	Owens Corning	206,834
		517,558
	Capital Markets — 3.2%
3,696	Intercontinental Exchange, Inc.	353,227
6,537	Nasdaq, Inc.	406,863
		760,090
	Chemicals — 2.2%
7,393	Dow, Inc.	345,549
2,300	LyondellBasell Industries NV Class A	175,835
		521,384
	Commercial Services & Supplies — 0.9%
1,705	Republic Services, Inc. - Class A	226,117
	Communications Equipment — 3.9%
3,007	Arista Networks, Inc.[1]	363,426
8,370	Cisco Systems, Inc.	380,249
5,963	Juniper Networks, Inc.	182,468
		926,143
	Construction & Engineering — 1.1%
3,358	AECOM	252,790
	Consumer Finance — 1.7%
11,551	Synchrony Financial	410,754
	Distributors — 2.5%
866	Genuine Parts Co.	154,027
7,788	LKQ Corp.	433,324
		587,351
	Diversified Consumer Services — 0.6%
3,671	H&R Block, Inc.	151,062
	Diversified Telecommunication Services — 2.5%
11,996	AT&T, Inc.	218,687
51,100	Lumen Technologies, Inc.[2]	376,096
		594,783
See Notes to Financial Statements.
88

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — 1.2%
1,674	Keysight Technologies, Inc.[1]	$ 291,527
	Equity Real Estate Investment Trusts — 1.4%
10,716	Weyerhaeuser Co.	331,446
	Food & Staples Retailing — 1.6%
7,997	Kroger Co.	378,178
	Food Products — 3.9%
2,781	Archer-Daniels-Midland Co.	269,701
8,143	General Mills, Inc.	664,306
		934,007
	Health Care Equipment & Supplies — 1.3%
1,273	Danaher Corp.	320,376
	Health Care Providers & Services — 6.3%
2,711	AmerisourceBergen Corp.	426,223
1,426	Cigna Corp.	460,684
1,152	Elevance Health, Inc.	629,879
		1,516,786
	Hotels, Restaurants & Leisure — 1.6%
199	Booking Holdings, Inc.[1]	372,027
	Household Durables — 0.6%
32	NVR, Inc.[1]	135,608
	Insurance — 1.8%
5,003	American International Group, Inc.	285,171
2,049	MetLife, Inc.	150,007
		435,178
	Interactive Media & Service — 2.2%
5,520	Alphabet, Inc. - Class A1	521,695
	IT Services — 1.4%
1,941	Cognizant Technology Solutions Corp. - Class A	120,827
2,600	PayPal Holdings, Inc.[1]	217,308
		338,135
	Life Sciences Tools & Services — 3.2%
245	Mettler-Toledo International, Inc.[1]	309,908
877	Thermo Fisher Scientific, Inc.	450,752
		760,660
	Machinery — 1.6%
819	Cummins, Inc.	200,254
2,100	Oshkosh Corp.	184,800
		385,054
	Media — 4.5%
9,414	Comcast Corp. - Class A	298,800
14,762	Interpublic Group of Cos., Inc.	439,760
4,608	Omnicom Group, Inc.	335,232
		1,073,792
	Metals & Mining — 1.6%
2,868	Nucor Corp.	376,798
	Multi-Utilities — 1.9%
17,781	NiSource, Inc.	456,794
See Notes to Financial Statements.
89

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — 6.4%
1,474	Exxon Mobil Corp.	$ 163,334
5,525	HF Sinclair Corp.	337,964
22,757	Kinder Morgan, Inc.	412,357
4,400	Marathon Petroleum Corp.	499,928
3,800	Williams Cos., Inc.	124,374
		1,537,957
	Pharmaceuticals — 2.0%
1,600	Bristol-Myers Squibb Co.	123,952
7,598	Pfizer, Inc.	353,687
		477,639
	Real Estate Management & Development — 1.8%
6,194	CBRE Group, Inc. - Class A1	439,402
	Road & Rail — 0.6%
3,136	Knight-Swift Transportation Holdings, Inc.	150,622
	Semiconductors & Semiconductor Equipment — 4.2%
5,400	Advanced Micro Devices, Inc.[1]	324,324
5,820	ON Semiconductor Corp.[1]	357,523
3,705	Skyworks Solutions, Inc.	318,667
		1,000,514
	Software — 9.9%
3,776	Cadence Design Systems, Inc.[1]	571,649
3,300	DocuSign, Inc.[1]	159,390
7,352	Dropbox, Inc. - Class A1	159,906
10,920	Fortinet, Inc.[1]	624,187
2,155	Microsoft Corp.	500,240
1,241	Synopsys, Inc.[1]	363,055
		2,378,427
	Specialty Retail — 3.5%
716	Lowe’s Cos., Inc.	139,584
941	Ulta Beauty, Inc.[1]	394,627
2,455	Williams-Sonoma, Inc.	304,003
		838,214
	Technology Hardware, Storage & Peripherals — 3.3%
12,767	Hewlett Packard Enterprise Co.	182,185
14,636	HP, Inc.	404,246
6,600	Pure Storage, Inc. Class A1	203,676
		790,107
	Textiles, Apparel & Luxury Goods — 0.5%
1,250	Ralph Lauren Corp.	115,862
	TOTAL COMMON STOCKS (Cost $19,895,941)	23,847,510
Face Amount
REPURCHASE AGREEMENT* — 0.1%
$ 22,398	With Fixed Income Clearing Corp., dated 10/31/22, 1.00%, principal and interest in the amount of $22,398, due 11/1/22, (collateralized by a U.S. Treasury Note with a par value of $19,300, coupon rate of 0.625%, due 04/15/2023, market value of $22,883)	22,398
	TOTAL REPURCHASE AGREEMENT (Cost $22,398)	22,398
See Notes to Financial Statements.
90

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.6%
383,250	State Street Navigator Securities Lending Government Money Market Portfolio[3]	$ 383,250
TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $383,250)		383,250
TOTAL INVESTMENTS (Cost $20,301,589)	101.4%	$24,253,158
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.4)	(330,474)
NET ASSETS	100.0%	$23,922,684

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
91

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2022
INDUSTRY DIVERSIFICATION
On October 31, 2022, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Software	9.9%	$ 2,378,427
Oil, Gas & Consumable Fuels	6.4	1,537,957
Health Care Providers & Services	6.3	1,516,786
Media	4.5	1,073,792
Semiconductors & Semiconductor Equipment	4.2	1,000,514
Food Products	3.9	934,007
Communications Equipment	3.9	926,143
Banks	3.7	880,046
Specialty Retail	3.5	838,214
Technology Hardware, Storage & Peripherals	3.3	790,107
Life Sciences Tools & Services	3.2	760,660
Capital Markets	3.2	760,090
Biotechnology	3.1	738,365
Diversified Telecommunication Services	2.5	594,783
Distributors	2.5	587,351
Interactive Media & Service	2.2	521,695
Chemicals	2.2	521,384
Building Products	2.2	517,558
Automobiles	2.1	512,001
Pharmaceuticals	2.0	477,639
Multi-Utilities	1.9	456,794
Real Estate Management & Development	1.8	439,402
Insurance	1.8	435,178
Consumer Finance	1.7	410,754
Machinery	1.6	385,054
Food & Staples Retailing	1.6	378,178
Metals & Mining	1.6	376,798
Hotels, Restaurants & Leisure	1.6	372,027
IT Services	1.4	338,135
Equity Real Estate Investment Trusts	1.4	331,446
Health Care Equipment & Supplies	1.3	320,376
Electronic Equipment, Instruments & Components	1.2	291,527
Construction & Engineering	1.1	252,790
Commercial Services & Supplies	0.9	226,117
Auto Components	0.9	208,342
Aerospace & Defense	0.8	203,919
Diversified Consumer Services	0.6	151,062
Road & Rail	0.6	150,622
Household Durables	0.6	135,608
Textiles, Apparel & Luxury Goods	0.5	115,862
TOTAL COMMON STOCKS	99.7%	$23,847,510
REPURCHASE AGREEMENT	0.1	22,398
INVESTMENT OF SECURITY LENDING COLLATERAL	1.6	383,250
TOTAL INVESTMENTS	101.4%	$24,253,158
See Notes to Financial Statements.
92

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2022
Shares		Value
COMMON STOCKS* — 99.8%
	Aerospace & Defense — 3.6%
2,055	General Dynamics Corp.	$ 513,339
537	Northrop Grumman Corp.	294,818
		808,157
	Auto Components — 1.0%
6,200	BorgWarner, Inc.	232,686
	Banks — 3.3%
4,795	Citizens Financial Group, Inc.	196,116
4,925	East West Bancorp, Inc.	352,482
3,378	Zions Bancorp NA	175,453
		724,051
	Beverages — 0.7%
2,448	Coca-Cola Co.	146,513
	Biotechnology — 6.0%
2,709	Amgen, Inc.	732,378
1,066	Biogen, Inc.[1]	302,147
931	Vertex Pharmaceuticals, Inc.[1]	290,472
		1,324,997
	Capital Markets — 3.5%
2,900	Intercontinental Exchange, Inc.	277,153
4,211	Raymond James Financial, Inc.	497,488
		774,641
	Chemicals — 1.3%
2,891	Corteva, Inc.	188,898
2,285	Dow, Inc.	106,801
		295,699
	Commercial Services & Supplies — 1.0%
1,682	Republic Services, Inc. - Class A	223,067
	Communications Equipment — 3.7%
3,691	Arista Networks, Inc.[1]	446,094
8,458	Cisco Systems, Inc.	384,247
		830,341
	Consumer Finance — 1.4%
8,622	Synchrony Financial	306,598
	Containers & Packaging — 0.4%
2,838	Westrock Co.	96,662
	Diversified Consumer Services — 0.6%
3,016	H&R Block, Inc.	124,108
	Diversified Telecommunication Services — 1.3%
15,264	AT&T, Inc.	278,263
	Electrical Equipment — 1.8%
10,934	nVent Electric PLC	399,091
	Energy Equipment & Services — 2.0%
16,036	Baker Hughes Co. Class A	443,556
	Equity Real Estate Investment Trusts — 3.0%
551	American Tower Corp.	114,162
190	Equinix, Inc.	107,624
See Notes to Financial Statements.
93

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
COMMON STOCKS* — (Continued)
	Equity Real Estate Investment Trusts — (Continued)
14,535	Weyerhaeuser Co.	$ 449,567
		671,353
	Food & Staples Retailing — 1.6%
7,357	Kroger Co.	347,913
	Food Products — 3.2%
5,715	General Mills, Inc.	466,230
515	Hershey Co.	122,967
1,834	Mondelez International, Inc. - Class A	112,754
		701,951
	Gas Utilities — 1.0%
6,139	UGI Corp.	216,891
	Health Care Providers & Services — 6.9%
4,694	Centene Corp.[1]	399,600
3,090	CVS Health Corp.	292,623
326	Elevance Health, Inc.	178,247
3,845	Quest Diagnostics, Inc.	552,334
212	UnitedHealth Group, Inc.	117,692
		1,540,496
	Hotels, Restaurants & Leisure — 2.6%
252	Booking Holdings, Inc.[1]	471,109
1,069	Expedia Group, Inc.[1]	99,919
		571,028
	Household Products — 1.0%
1,648	Procter & Gamble Co.	221,936
	Insurance — 2.6%
3,024	Fidelity National Financial, Inc.	119,085
2,548	MetLife, Inc.	186,539
6,100	Unum Group	278,099
		583,723
	Interactive Media & Service — 1.9%
4,416	Alphabet, Inc. - Class A1	417,356
	IT Services — 5.3%
1,236	Akamai Technologies, Inc.[1]	109,176
3,900	Amdocs, Ltd.	336,609
6,104	Cognizant Technology Solutions Corp. - Class A	379,974
780	Gartner, Inc.[1]	235,498
2,516	Genpact Ltd.	122,026
		1,183,283
	Media — 5.3%
17,864	Interpublic Group of Cos., Inc.	532,168
20,049	News Corp. Class A	338,227
4,063	Omnicom Group, Inc.	295,583
		1,165,978
	Metals & Mining — 1.8%
9,400	Newmont Corp.	397,808
	Multi-Utilities — 0.5%
4,364	NiSource, Inc.	112,111
See Notes to Financial Statements.
94

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — 4.4%
2,282	Exxon Mobil Corp.	$ 252,868
5,198	Marathon Petroleum Corp.	590,597
1,303	Phillips 66	135,890
		979,355
	Pharmaceuticals — 3.8%
4,500	Bristol-Myers Squibb Co.	348,615
4,813	Merck & Co., Inc.	487,076
		835,691
	Road & Rail — 0.8%
860	Union Pacific Corp.	169,540
	Semiconductors & Semiconductor Equipment — 3.7%
2,752	Advanced Micro Devices, Inc.[1]	165,285
5,128	Applied Materials, Inc.	452,751
3,905	Micron Technology, Inc.	211,261
		829,297
	Software — 6.7%
22,498	Dropbox, Inc. - Class A1	489,332
1,298	Microsoft Corp.	301,305
1,099	Salesforce, Inc.[1]	178,686
1,760	Synopsys, Inc.[1]	514,888
		1,484,211
	Specialty Retail — 6.3%
2,379	Lowe’s Cos., Inc.	463,786
1,120	Ulta Beauty, Inc.[1]	469,695
3,739	Williams-Sonoma, Inc.	463,000
		1,396,481
	Technology Hardware, Storage & Peripherals — 4.4%
27,008	Hewlett Packard Enterprise Co.	385,404
8,624	NetApp, Inc.	597,385
		982,789
	Textiles, Apparel & Luxury Goods — 1.4%
9,858	Tapestry, Inc.	312,301
	TOTAL COMMON STOCKS (Cost $19,653,330)	22,129,922
Face Amount
REPURCHASE AGREEMENT* — 0.4%
$94,339	With Fixed Income Clearing Corp., dated 10/31/22, 1.00%, principal and interest in the amount of $94,342, due 11/1/22, (collateralized by a U.S. Treasury Note with a par value of $81,200, coupon rate of 0.625%, due 04/15/2023, market value of $96,274)	94,339
	TOTAL REPURCHASE AGREEMENT (Cost $94,339)	94,339
TOTAL INVESTMENTS (Cost $19,747,669)	100.2%	$22,224,261
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)	(52,263)
NET ASSETS	100.0%	$22,171,998
See Notes to Financial Statements.
95

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
96

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2022
INDUSTRY DIVERSIFICATION
On October 31, 2022, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Health Care Providers & Services	6.9%	$ 1,540,496
Software	6.7	1,484,211
Specialty Retail	6.3	1,396,481
Biotechnology	6.0	1,324,997
IT Services	5.3	1,183,283
Media	5.3	1,165,978
Technology Hardware, Storage & Peripherals	4.4	982,789
Oil, Gas & Consumable Fuels	4.4	979,355
Pharmaceuticals	3.8	835,691
Communications Equipment	3.7	830,341
Semiconductors & Semiconductor Equipment	3.7	829,297
Aerospace & Defense	3.6	808,157
Capital Markets	3.5	774,641
Banks	3.3	724,051
Food Products	3.2	701,951
Equity Real Estate Investment Trusts	3.0	671,353
Insurance	2.6	583,723
Hotels, Restaurants & Leisure	2.6	571,028
Energy Equipment & Services	2.0	443,556
Interactive Media & Service	1.9	417,356
Electrical Equipment	1.8	399,091
Metals & Mining	1.8	397,808
Food & Staples Retailing	1.6	347,913
Textiles, Apparel & Luxury Goods	1.4	312,301
Consumer Finance	1.4	306,598
Chemicals	1.3	295,699
Diversified Telecommunication Services	1.3	278,263
Auto Components	1.0	232,686
Commercial Services & Supplies	1.0	223,067
Household Products	1.0	221,936
Gas Utilities	1.0	216,891
Road & Rail	0.8	169,540
Beverages	0.7	146,513
Diversified Consumer Services	0.6	124,108
Multi-Utilities	0.5	112,111
Containers & Packaging	0.4	96,662
TOTAL COMMON STOCKS	99.8%	$22,129,922
REPURCHASE AGREEMENT	0.4	94,339
TOTAL INVESTMENTS	100.2%	$22,224,261
See Notes to Financial Statements.
97

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2022
Shares		Value
COMMON STOCKS* — 97.2%
	Aerospace & Defense — 1.6%
12,960	Howmet Aerospace, Inc.[1]	$ 460,728
9,620	Parsons Corp.[1,2]	450,986
		911,714
	Air Freight & Logistics — 2.6%
9,520	Expeditors International of Washington, Inc.	931,532
7,240	Hub Group, Inc. Class A2	561,824
		1,493,356
	Automobiles — 2.7%
17,300	General Motors Co.	679,025
19,720	Harley-Davidson, Inc.	847,960
		1,526,985
	Banks — 3.8%
16,020	Bank OZK	688,540
4,460	East West Bancorp, Inc.	319,202
78,220	FNB Corp.	1,130,279
		2,138,021
	Biotechnology — 1.0%
34,500	Exelixis, Inc.[2]	572,010
	Building Products — 1.1%
16,320	Carrier Global Corp.[1]	648,883
	Capital Markets — 1.1%
8,900	Federated Hermes, Inc.	309,275
4,840	Nasdaq, Inc.	301,242
		610,517
	Chemicals — 4.4%
10,960	Corteva, Inc.	716,126
5,960	Dow, Inc.	278,570
24,560	Huntsman Corp.	657,226
15,980	Mosaic Co.	858,925
		2,510,847
	Commercial Services & Supplies — 0.8%
3,420	Republic Services, Inc. - Class A	453,560
	Communications Equipment — 1.2%
14,620	Cisco Systems, Inc.	664,187
	Construction & Engineering — 3.5%
10,200	AECOM[1]	767,856
8,725	EMCOR Group, Inc.[1]	1,231,097
		1,998,953
	Consumer Finance — 2.3%
51,840	SLM Corp.	860,026
12,940	Synchrony Financial	460,146
		1,320,172
	Containers & Packaging — 0.5%
8,520	Westrock Co.	290,191
	Distributors — 1.8%
18,600	LKQ Corp.	1,034,904
See Notes to Financial Statements.
98

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
COMMON STOCKS* — (Continued)
	Diversified Consumer Services — 1.9%
13,880	H&R Block, Inc.	$ 571,162
4,860	Service Corp. International	294,564
6,000	Stride, Inc.[2]	201,060
		1,066,786
	Diversified Financial Services — 0.6%
12,080	Equitable Holdings, Inc.	369,890
	Diversified Telecommunication Services — 2.1%
32,700	AT&T, Inc.	596,121
15,820	Verizon Communications, Inc.	591,193
		1,187,314
	Electric Utilities — 2.1%
3,260	American Electric Power Co., Inc.	286,619
9,740	Evergy, Inc.	595,406
7,620	Exelon Corp.	294,056
		1,176,081
	Electronic Equipment, Instruments & Components — 4.7%
16,200	Jabil, Inc.	1,040,850
15,740	Sanmina Corp.[2]	882,227
35,000	Vishay Intertechnology, Inc.	731,850
		2,654,927
	Energy Equipment & Services — 0.8%
16,560	Baker Hughes Co. Class A	458,050
	Entertainment — 0.9%
6,440	World Wrestling Entertainment, Inc. Class A	508,052
	Equity Real Estate Investment Trusts — 6.7%
39,880	Apple Hospitality REIT, Inc.[1]	682,745
29,760	Brixmor Property Group, Inc.[1]	634,186
10,760	Regency Centers Corp. REIT[1]	651,088
61,280	Sunstone Hotel Investors, Inc.[1]	683,272
36,280	VICI Properties, Inc.[1]	1,161,685
		3,812,976
	Food & Staples Retailing — 1.0%
18,660	Sprouts Farmers Market, Inc.[2]	550,470
	Food Products — 3.8%
9,460	Archer-Daniels-Midland Co.	917,431
9,200	General Mills, Inc.	750,536
7,620	Tyson Foods, Inc. Class A	520,827
		2,188,794
	Gas Utilities — 0.6%
4,940	National Fuel Gas Co.	333,401
	Health Care Equipment & Supplies — 1.0%
19,240	Dentsply Sirona, Inc.	592,977
	Health Care Providers & Services — 2.6%
12,760	Centene Corp.[2]	1,086,259
4,300	CVS Health Corp.	407,210
		1,493,469
	Health Care Technology — 0.5%
8,920	Evolent Health, Inc. Class A2	283,745
See Notes to Financial Statements.
99

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
COMMON STOCKS* — (Continued)
	Hotels, Restaurants & Leisure — 1.3%
38,360	International Game Technology PLC[3]	$ 769,118
	Household Durables — 1.6%
22,900	PulteGroup, Inc.	915,771
	Household Products — 1.0%
7,820	Colgate-Palmolive Co.	577,429
	Insurance — 4.0%
12,520	American International Group, Inc.	713,640
12,580	Arch Capital Group Ltd.[2]	723,350
18,120	Unum Group	826,091
		2,263,081
	IT Services — 5.6%
13,120	Amdocs, Ltd.[1]	1,132,387
9,900	CSG Systems International, Inc.[1]	640,233
23,460	Genpact Ltd.[1]	1,137,810
5,420	SS&C Technologies Holdings, Inc.[1]	278,696
		3,189,126
	Life Sciences Tools & Services — 0.5%
16,760	Maravai LifeSciences Holdings, Inc. Class A2	278,216
	Media — 2.2%
18,380	Comcast Corp. - Class A	583,381
40,900	News Corp. Class A	689,983
		1,273,364
	Metals & Mining — 1.9%
5,260	Reliance Steel & Aluminum Co.	1,059,785
	Multi-line Retail — 1.0%
28,184	Macy’s, Inc.	587,636
	Multi-Utilities — 0.9%
19,140	NiSource, Inc.	491,707
	Oil, Gas & Consumable Fuels — 3.4%
14,280	HF Sinclair Corp.	873,508
9,260	Marathon Petroleum Corp.	1,052,121
		1,925,629
	Paper & Forest Products — 0.6%
5,740	Louisiana-Pacific Corp.	325,171
	Pharmaceuticals — 1.0%
12,294	Pfizer, Inc.	572,286
	Professional Services — 2.3%
2,520	ASGN, Inc.[2]	213,646
9,580	CBIZ, Inc.[2]	475,551
12,480	KBR, Inc.[3]	621,129
		1,310,326
	Semiconductors & Semiconductor Equipment — 2.4%
46,700	Amkor Technology, Inc.	970,893
5,880	Diodes, Inc.[2]	421,419
		1,392,312
	Software — 3.9%
24,840	ACI Worldwide, Inc.[1,2]	604,357
See Notes to Financial Statements.
100

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
COMMON STOCKS* — (Continued)
	Software — (Continued)
13,220	Box, Inc. Class A1,2	$ 384,041
40,941	Dropbox, Inc. - Class A1,2	890,467
7,100	Progress Software Corp.[1]	362,313
		2,241,178
	Technology Hardware, Storage & Peripherals — 0.9%
15,760	Pure Storage, Inc. Class A2	486,354
	Textiles, Apparel & Luxury Goods — 1.0%
18,480	Tapestry, Inc.	585,446
	Thrifts & Mortgage Finance — 1.5%
61,260	MGIC Investment Corp.	836,199
	Trading Companies & Distributors — 2.5%
14,780	Rush Enterprises, Inc. Class A1	737,374
26,020	Univar Solutions, Inc.[1,2]	662,990
		1,400,364
	TOTAL COMMON STOCKS (Cost $42,215,553)	55,331,730
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.4%
796,370	State Street Navigator Securities Lending Government Money Market Portfolio[4]	796,370
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $796,370)	796,370
TOTAL LONG INVESTMENTS (Cost $43,011,923)	98.6%	$ 56,128,100
COMMON STOCKS SOLD SHORT* — (67.2)%
	Aerospace & Defense — (2.7)%
(3,720)	Boeing Co.[2]	(530,137)
(4,040)	Raytheon Technologies Corp.	(383,073)
(1,060)	TransDigm Group, Inc.	(610,305)
		(1,523,515)
	Banks — (3.2)%
(4,980)	First Republic Bank	(598,098)
(11,420)	Glacier Bancorp, Inc.	(654,138)
(2,440)	SVB Financial Group[2]	(563,542)
		(1,815,778)
	Beverages — (1.0)%
(1,560)	Boston Beer Co., Inc. Class A2	(582,332)
	Building Products — (0.6)%
(4,980)	AAON, Inc.	(321,160)
	Capital Markets — (2.1)%
(780)	BlackRock, Inc.	(503,810)
(1,680)	MarketAxess Holdings, Inc.	(409,987)
(1,140)	Moody’s Corp.	(301,952)
		(1,215,749)
	Chemicals — (4.1)%
(2,080)	Air Products & Chemicals, Inc.	(520,832)
(3,680)	Ecolab, Inc.	(578,018)
(4,480)	International Flavors & Fragrances, Inc.	(437,293)
(5,320)	PPG Industries, Inc.	(607,437)
See Notes to Financial Statements.
101

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Chemicals — (Continued)
(4,600)	Scotts Miracle-Gro Co.	$ (211,186)
		(2,354,766)
	Commercial Services & Supplies — (2.0)%
(4,240)	MSA Safety, Inc.	(569,178)
(13,140)	Stericycle, Inc.[2]	(585,781)
		(1,154,959)
	Communications Equipment — (0.7)%
(1,660)	Motorola Solutions, Inc.	(414,519)
	Construction & Engineering — (0.5)%
(1,920)	Quanta Services, Inc.	(272,717)
	Containers & Packaging — (1.7)%
(5,240)	AptarGroup, Inc.	(519,546)
(8,840)	Ball Corp.	(436,608)
		(956,154)
	Diversified Consumer Services — (0.8)%
(6,840)	Bright Horizons Family Solutions, Inc.[2]	(446,789)
	Electric Utilities — (1.9)%
(13,620)	FirstEnergy Corp.	(513,610)
(8,300)	MGE Energy, Inc.	(565,147)
		(1,078,757)
	Electrical Equipment — (1.0)%
(2,200)	Rockwell Automation, Inc.	(561,660)
	Electronic Equipment, Instruments & Components — (3.7)%
(8,380)	Cognex Corp.	(387,407)
(19,740)	Corning, Inc.	(635,036)
(1,500)	Teledyne Technologies, Inc.[2]	(596,970)
(1,800)	Zebra Technologies Corp. Class A2	(509,796)
		(2,129,209)
	Entertainment — (1.1)%
(5,660)	Walt Disney Co.[2]	(603,016)
	Equity Real Estate Investment Trusts — (6.4)%
(4,420)	Digital Realty Trust, Inc.	(443,105)
(28,680)	Elme Communities	(547,501)
(27,160)	Healthcare Realty Trust, Inc. Class A	(552,163)
(19,700)	Healthpeak Properties, Inc.	(467,481)
(11,000)	National Health Investors, Inc. REIT	(623,700)
(13,340)	SL Green Realty Corp. REIT	(529,331)
(19,240)	Vornado Realty Trust	(453,872)
		(3,617,153)
	Food Products — (2.1)%
(4,040)	J&J Snack Foods Corp.	(596,344)
(7,440)	McCormick & Co., Inc.	(585,082)
		(1,181,426)
	Health Care Equipment & Supplies — (2.5)%
(2,680)	Becton Dickinson & Co.	(632,400)
(1,160)	Stryker Corp.	(265,918)
(4,480)	Zimmer Biomet Holdings, Inc.	(507,808)
		(1,406,126)
See Notes to Financial Statements.
102

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Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Hotels, Restaurants & Leisure — (1.9)%
(7,060)	Cracker Barrel Old Country Store, Inc.	$ (806,393)
(7,820)	Las Vegas Sands Corp.[2]	(297,238)
		(1,103,631)
	Household Durables — (0.9)%
(38,400)	Newell Brands, Inc.	(530,304)
	Household Products — (0.6)%
(2,840)	Kimberly-Clark Corp.	(353,466)
	Insurance — (5.3)%
(4,320)	Allstate Corp.	(545,400)
(2,820)	Cincinnati Financial Corp.	(291,362)
(3,480)	Erie Indemnity Co. Class A	(894,395)
(9,400)	First American Financial Corp.	(473,760)
(11,700)	Kemper Corp.	(557,739)
(9,620)	Mercury General Corp.	(278,980)
		(3,041,636)
	Internet & Direct Marketing Retail — (0.7)%
(4,000)	Amazon.com, Inc.[2]	(409,760)
	IT Services — (0.8)%
(3,440)	International Business Machines Corp.	(475,718)
	Life Sciences Tools & Services — (0.3)%
(740)	Illumina, Inc.[2]	(169,327)
	Machinery — (2.8)%
(1,580)	Deere & Co.	(625,395)
(4,600)	Stanley Black & Decker, Inc.	(361,054)
(5,820)	Toro Co.	(613,603)
		(1,600,052)
	Multi-Utilities — (1.0)%
(10,100)	Public Service Enterprise Group, Inc.	(566,307)
	Oil, Gas & Consumable Fuels — (1.3)%
(5,260)	Hess Corp.	(742,081)
	Professional Services — (1.0)%
(3,240)	Equifax, Inc.	(549,310)
	Real Estate Management & Development — (0.1)%
(16,740)	Opendoor Technologies, Inc.[2]	(43,357)
	Road & Rail — (2.1)%
(1,120)	AMERCO	(644,213)
(2,720)	Union Pacific Corp.	(536,221)
		(1,180,434)
	Semiconductors & Semiconductor Equipment — (1.2)%
(2,960)	Analog Devices, Inc.	(422,155)
(4,980)	Micron Technology, Inc.	(269,418)
		(691,573)
	Software — (5.6)%
(2,300)	ANSYS, Inc.[2]	(508,668)
(3,020)	Autodesk, Inc.[2]	(647,186)
(8,960)	Oracle Corp.	(699,507)
(4,840)	Pegasystems, Inc.	(180,096)
(5,000)	PTC, Inc.[2]	(589,150)
See Notes to Financial Statements.
103

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Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Software — (Continued)
(1,820)	Tyler Technologies, Inc.[2]	$ (588,461)
		(3,213,068)
	Specialty Retail — (1.6)%
(19,400)	Monro, Inc.	(926,350)
	Textiles, Apparel & Luxury Goods — (0.7)%
(13,000)	VF Corp.	(367,250)
	Water Utilities — (1.2)%
(7,340)	American States Water Co.	(663,976)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(47,826,711))	(38,263,385)
TOTAL SHORT INVESTMENTS (Proceeds $(47,826,711))	(67.2)%	$(38,263,385)
TOTAL INVESTMENTS (Cost $(4,814,788))	31.4%	$ 17,864,715
OTHER ASSETS IN EXCESS OF LIABILITIES	68.6	39,075,473
NET ASSETS	100.0%	$ 56,940,188

*	Percentages indicated are based on net assets.
[1]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $8,694,623.
[2]	Non income-producing security.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
104

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Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
INDUSTRY DIVERSIFICATION
On October 31, 2022, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Long Positions:
Equity Real Estate Investment Trusts	6.7%	$ 3,812,976
IT Services	5.6	3,189,126
Electronic Equipment, Instruments & Components	4.7	2,654,927
Chemicals	4.4	2,510,847
Insurance	4.0	2,263,081
Software	3.9	2,241,178
Food Products	3.8	2,188,794
Banks	3.8	2,138,021
Construction & Engineering	3.5	1,998,953
Oil, Gas & Consumable Fuels	3.4	1,925,629
Automobiles	2.7	1,526,985
Health Care Providers & Services	2.6	1,493,469
Air Freight & Logistics	2.6	1,493,356
Trading Companies & Distributors	2.5	1,400,364
Semiconductors & Semiconductor Equipment	2.4	1,392,312
Consumer Finance	2.3	1,320,172
Professional Services	2.3	1,310,326
Media	2.2	1,273,364
Diversified Telecommunication Services	2.1	1,187,314
Electric Utilities	2.1	1,176,081
Diversified Consumer Services	1.9	1,066,786
Metals & Mining	1.9	1,059,785
Distributors	1.8	1,034,904
Household Durables	1.6	915,771
Aerospace & Defense	1.6	911,714
Thrifts & Mortgage Finance	1.5	836,199
Hotels, Restaurants & Leisure	1.3	769,118
Communications Equipment	1.2	664,187
Building Products	1.1	648,883
Capital Markets	1.1	610,517
Health Care Equipment & Supplies	1.0	592,977
Multi-line Retail	1.0	587,636
Textiles, Apparel & Luxury Goods	1.0	585,446
Household Products	1.0	577,429
Pharmaceuticals	1.0	572,286
Biotechnology	1.0	572,010
Food & Staples Retailing	1.0	550,470
Entertainment	0.9	508,052
Multi-Utilities	0.9	491,707
Technology Hardware, Storage & Peripherals	0.9	486,354
Energy Equipment & Services	0.8	458,050
Commercial Services & Supplies	0.8	453,560
Diversified Financial Services	0.6	369,890
Gas Utilities	0.6	333,401
Paper & Forest Products	0.6	325,171
Containers & Packaging	0.5	290,191
Health Care Technology	0.5	283,745
Life Sciences Tools & Services	0.5	278,216
Short Positions:
Real Estate Management & Development	(0.1)	(43,357)
Life Sciences Tools & Services	(0.3)	(169,327)
Construction & Engineering	(0.5)	(272,717)
Building Products	(0.6)	(321,160)
See Notes to Financial Statements.
105

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Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2022
	% of Net Assets	Value
INDUSTRIES: — (Continued)
Short Positions: — (Continued)
Household Products	(0.6)%	$ (353,466)
Textiles, Apparel & Luxury Goods	(0.7)	(367,250)
Internet & Direct Marketing Retail	(0.7)	(409,760)
Communications Equipment	(0.7)	(414,519)
Diversified Consumer Services	(0.8)	(446,789)
IT Services	(0.8)	(475,718)
Household Durables	(0.9)	(530,304)
Professional Services	(1.0)	(549,310)
Electrical Equipment	(1.0)	(561,660)
Multi-Utilities	(1.0)	(566,307)
Beverages	(1.0)	(582,332)
Entertainment	(1.1)	(603,016)
Water Utilities	(1.2)	(663,976)
Semiconductors & Semiconductor Equipment	(1.2)	(691,573)
Oil, Gas & Consumable Fuels	(1.3)	(742,081)
Specialty Retail	(1.6)	(926,350)
Containers & Packaging	(1.7)	(956,154)
Electric Utilities	(1.9)	(1,078,757)
Hotels, Restaurants & Leisure	(1.9)	(1,103,631)
Commercial Services & Supplies	(2.0)	(1,154,959)
Road & Rail	(2.1)	(1,180,434)
Food Products	(2.1)	(1,181,426)
Capital Markets	(2.1)	(1,215,749)
Health Care Equipment & Supplies	(2.5)	(1,406,126)
Aerospace & Defense	(2.7)	(1,523,515)
Machinery	(2.8)	(1,600,052)
Banks	(3.2)	(1,815,778)
Electronic Equipment, Instruments & Components	(3.7)	(2,129,209)
Chemicals	(4.1)	(2,354,766)
Insurance	(5.3)	(3,041,636)
Software	(5.6)	(3,213,068)
Equity Real Estate Investment Trusts	(6.4)	(3,617,153)
TOTAL COMMON STOCKS	30.0%	$17,068,345
INVESTMENT OF SECURITY LENDING COLLATERAL	1.4	796,370
TOTAL INVESTMENTS	31.4%	$17,864,715
See Notes to Financial Statements.
106

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2022
Shares		Value
COMMON STOCKS* — 126.3%
	Aerospace & Defense — 0.7%
9,000	Howmet Aerospace, Inc.[1]	$ 319,950
	Air Freight & Logistics — 1.6%
9,080	Hub Group, Inc. Class A1,2	704,608
	Auto Components — 0.8%
9,780	BorgWarner, Inc.	367,043
	Automobiles — 3.0%
40,400	Ford Motor Co.[1]	540,148
18,520	Harley-Davidson, Inc.	796,360
		1,336,508
	Banks — 3.3%
11,160	Citizens Financial Group, Inc.[1]	456,444
52,540	FNB Corp.	759,203
9,620	Regions Financial Corp.[1]	211,159
		1,426,806
	Biotechnology — 1.2%
32,140	Exelixis, Inc.[2]	532,881
	Building Products — 2.3%
14,660	Carrier Global Corp.[1]	582,882
7,260	Fortune Brands Home & Security, Inc.[1]	437,923
		1,020,805
	Capital Markets — 1.7%
11,640	Nasdaq, Inc.[1]	724,474
	Chemicals — 3.9%
7,680	Corteva, Inc.[1]	501,811
18,600	Huntsman Corp.[1]	497,736
12,800	Mosaic Co.[1]	688,000
		1,687,547
	Commercial Services & Supplies — 0.8%
2,700	Republic Services, Inc. - Class A1	358,074
	Communications Equipment — 1.9%
13,020	Cisco Systems, Inc.[1]	591,499
7,940	Juniper Networks, Inc.	242,964
		834,463
	Construction & Engineering — 2.4%
7,340	EMCOR Group, Inc.[1]	1,035,674
	Consumer Finance — 3.1%
44,620	SLM Corp.	740,246
17,280	Synchrony Financial[1]	614,477
		1,354,723
	Containers & Packaging — 1.8%
10,960	Silgan Holdings, Inc.	519,066
7,740	Westrock Co.[1]	263,624
		782,690
	Distributors — 1.8%
14,560	LKQ Corp.[1]	810,118
	Diversified Consumer Services — 1.8%
12,340	H&R Block, Inc.	507,791
See Notes to Financial Statements.
107

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Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
COMMON STOCKS* — (Continued)
	Diversified Consumer Services — (Continued)
8,880	Stride, Inc.[2]	$ 297,569
		805,360
	Diversified Financial Services — 1.1%
7,000	Voya Financial, Inc.	478,520
	Diversified Telecommunication Services — 2.5%
28,820	AT&T, Inc.[1]	525,389
80,000	Lumen Technologies, Inc.[3]	588,800
		1,114,189
	Electric Utilities — 1.4%
10,280	Evergy, Inc.[1]	628,416
	Electrical Equipment — 0.9%
10,300	nVent Electric PLC[1]	375,950
	Electronic Equipment, Instruments & Components — 2.5%
4,220	Arrow Electronics, Inc.[2]	427,317
11,760	Sanmina Corp.[2]	659,148
		1,086,465
	Energy Equipment & Services — 1.3%
20,660	Baker Hughes Co. Class A	571,456
	Entertainment — 1.2%
6,580	World Wrestling Entertainment, Inc. Class A	519,096
	Equity Real Estate Investment Trusts — 6.7%
26,940	Brixmor Property Group, Inc.[1]	574,091
36,540	Host Hotels & Resorts, Inc.[1]	689,875
6,340	Lamar Advertising Co. Class A1	584,738
12,860	National Retail Properties, Inc.[1]	540,506
16,680	VICI Properties, Inc.[1]	534,094
		2,923,304
	Food & Staples Retailing — 2.8%
12,700	Kroger Co.[1]	600,583
21,700	Sprouts Farmers Market, Inc.[2]	640,150
		1,240,733
	Food Products — 4.6%
2,600	Archer-Daniels-Midland Co.[1]	252,148
4,860	Cal-Maine Foods, Inc.	274,639
11,380	Darling Ingredients, Inc.[1,2]	893,102
7,360	General Mills, Inc.[1]	600,429
		2,020,318
	Gas Utilities — 1.1%
3,720	National Fuel Gas Co.[1]	251,063
6,900	UGI Corp.[1]	243,777
		494,840
	Health Care Equipment & Supplies — 1.3%
18,720	Dentsply Sirona, Inc.	576,950
	Health Care Providers & Services — 4.5%
7,780	Centene Corp.[1,2]	662,311
5,480	DaVita, Inc.[2]	400,095
2,548	Molina Healthcare, Inc.[1,2]	914,375
		1,976,781
See Notes to Financial Statements.
108

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Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
COMMON STOCKS* — (Continued)
	Hotels, Restaurants & Leisure — 1.5%
32,660	International Game Technology PLC[3]	$ 654,833
	Household Durables — 1.7%
4,337	PulteGroup, Inc.[1]	173,437
22,480	Taylor Morrison Home Corp.[1,2]	592,123
		765,560
	Insurance — 3.4%
9,920	Arch Capital Group Ltd.[1,2]	570,400
4,140	Axis Capital Holdings Ltd.[1]	226,334
14,880	Unum Group[1]	678,379
		1,475,113
	Internet & Direct Marketing Retail — 1.3%
13,900	eBay, Inc.	553,776
	IT Services — 6.7%
6,320	Akamai Technologies, Inc.[2]	558,245
8,000	Amdocs, Ltd.[1]	690,480
10,540	CSG Systems International, Inc.	681,622
16,560	Genpact Ltd.	803,160
3,880	SS&C Technologies Holdings, Inc.[1]	199,510
		2,933,017
	Leisure Product — 0.3%
2,160	Brunswick Corp.[1]	152,647
	Life Sciences Tools & Services — 3.1%
25,320	Maravai LifeSciences Holdings, Inc. Class A2	420,312
4,260	Medpace Holdings, Inc.[2]	945,635
		1,365,947
	Machinery — 1.5%
8,880	Hillenbrand, Inc.	392,319
2,580	PACCAR, Inc.[1]	249,821
		642,140
	Media — 5.3%
17,600	Comcast Corp. - Class A1	558,624
19,040	Interpublic Group of Cos., Inc.	567,202
33,821	News Corp. Class A	570,560
8,480	Omnicom Group, Inc.	616,920
		2,313,306
	Metals & Mining — 1.2%
2,546	Reliance Steel & Aluminum Co.[1]	512,968
	Multi-Utilities — 1.3%
22,020	NiSource, Inc.[1]	565,694
	Oil, Gas & Consumable Fuels — 5.0%
20,800	HF Sinclair Corp.	1,272,336
8,020	Marathon Petroleum Corp.[1]	911,232
		2,183,568
	Pharmaceuticals — 4.8%
10,160	Amphastar Pharmaceuticals, Inc.[2]	313,944
17,360	Perrigo Co. PLC	699,261
13,360	Pfizer, Inc.[1]	621,908
13,580	Supernus Pharmaceuticals, Inc.[2]	465,386
		2,100,499
See Notes to Financial Statements.
109

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Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
COMMON STOCKS* — (Continued)
	Professional Services — 1.5%
1,700	ASGN, Inc.[1,2]	$ 144,127
6,400	CBIZ, Inc.[2]	317,696
2,660	Robert Half International, Inc.[1]	203,384
		665,207
	Road & Rail — 0.8%
7,080	Knight-Swift Transportation Holdings, Inc.[1]	340,052
	Semiconductors & Semiconductor Equipment — 4.4%
26,460	Amkor Technology, Inc.	550,104
3,140	Cirrus Logic, Inc.[2]	210,757
8,860	Diodes, Inc.[2]	634,996
10,020	FormFactor, Inc.[2]	202,504
5,180	ON Semiconductor Corp.[1,2]	318,207
		1,916,568
	Software — 6.3%
24,560	Box, Inc. Class A2	713,468
29,080	Dropbox, Inc. - Class A2	632,490
12,780	Progress Software Corp.	652,163
6,120	SPS Commerce, Inc.[2]	774,303
		2,772,424
	Specialty Retail — 2.3%
20,040	Foot Locker, Inc.	635,268
2,860	Williams-Sonoma, Inc.	354,154
		989,422
	Technology Hardware, Storage & Peripherals — 5.1%
43,460	Hewlett Packard Enterprise Co.	620,174
9,500	HP, Inc.[1]	262,390
9,580	NetApp, Inc.	663,607
22,540	Pure Storage, Inc. Class A2	695,584
		2,241,755
	Thrifts & Mortgage Finance — 1.8%
58,820	MGIC Investment Corp.	802,893
	Trading Companies & Distributors — 3.0%
23,000	Univar Solutions, Inc.[1,2]	586,040
5,260	WESCO International, Inc.[1,2]	724,670
		1,310,710
	TOTAL COMMON STOCKS (Cost $43,262,800)	55,366,841
Face Amount
REPURCHASE AGREEMENT* — 0.6%
$251,238	With Fixed Income Clearing Corp., dated 10/31/22, 1.00%, principal and interest in the amount of $251,245, due 11/1/22, (collateralized by a U.S. Treasury Note with a par value of $216,200, coupon rate of 0.625%, due 04/15/2023, market value of $256,335)	251,238
	TOTAL REPURCHASE AGREEMENT (Cost $251,238)	251,238
See Notes to Financial Statements.
110

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Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.7%
752,215	State Street Navigator Securities Lending Government Money Market Portfolio[4]	$ 752,215
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $752,215)	752,215
TOTAL LONG INVESTMENTS (Cost $44,266,253)	128.6%	$ 56,370,294
COMMON STOCKS SOLD SHORT* — (26.7)%
	Aerospace & Defense — (1.7)%
(1,020)	Boeing Co.[2]	(145,360)
(2,400)	Hexcel Corp.	(133,680)
(800)	L3Harris Technologies, Inc.	(197,176)
(2,020)	Mercury Systems, Inc.[2]	(97,768)
(2,040)	Raytheon Technologies Corp.	(193,433)
		(767,417)
	Air Freight & Logistics — (0.3)%
(700)	United Parcel Service, Inc. Class B	(117,439)
	Auto Components — (0.3)%
(4,440)	Gentex Corp.	(117,616)
	Banks — (0.9)%
(1,000)	First Republic Bank	(120,100)
(3,500)	Glacier Bancorp, Inc.	(200,480)
(400)	SVB Financial Group[2]	(92,384)
		(412,964)
	Beverages — (0.9)%
(500)	Boston Beer Co., Inc. Class A2	(186,645)
(1,100)	PepsiCo, Inc.	(199,738)
		(386,383)
	Building Products — (0.7)%
(1,820)	AAON, Inc.	(117,372)
(1,100)	Advanced Drainage Systems, Inc.	(127,468)
(1,200)	Trex Co., Inc.[2]	(57,708)
		(302,548)
	Capital Markets — (0.3)%
(240)	MarketAxess Holdings, Inc.	(58,570)
(300)	Moody’s Corp.	(79,461)
		(138,031)
	Chemicals — (1.6)%
(800)	Air Products & Chemicals, Inc.	(200,320)
(1,100)	Ecolab, Inc.	(172,777)
(1,600)	International Flavors & Fragrances, Inc.	(156,176)
(1,120)	PPG Industries, Inc.	(127,881)
(1,380)	Scotts Miracle-Gro Co.	(63,356)
		(720,510)
	Commercial Services & Supplies — (0.9)%
(1,440)	MSA Safety, Inc.	(193,306)
(4,040)	Stericycle, Inc.[2]	(180,103)
		(373,409)
	Communications Equipment — (0.8)%
(800)	F5, Inc.[2]	(114,328)
See Notes to Financial Statements.
111

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Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Communications Equipment — (Continued)
(900)	Motorola Solutions, Inc.	$ (224,739)
		(339,067)
	Construction & Engineering — (0.5)%
(1,500)	Quanta Services, Inc.	(213,060)
	Construction Materials — (0.8)%
(500)	Martin Marietta Materials, Inc.	(167,990)
(1,000)	Vulcan Materials Co.	(163,700)
		(331,690)
	Containers & Packaging — (0.6)%
(1,620)	AptarGroup, Inc.	(160,623)
(1,800)	Ball Corp.	(88,902)
		(249,525)
	Diversified Consumer Services — (0.1)%
(634)	Bright Horizons Family Solutions, Inc.[2]	(41,413)
	Electric Utilities — (0.6)%
(2,780)	FirstEnergy Corp.	(104,834)
(2,280)	MGE Energy, Inc.	(155,245)
		(260,079)
	Electrical Equipment — (1.0)%
(7,340)	Array Technologies, Inc.[2]	(132,854)
(600)	Hubbell, Inc.	(142,488)
(600)	Rockwell Automation, Inc.	(153,180)
		(428,522)
	Electronic Equipment, Instruments & Components — (0.4)%
(1,980)	Cognex Corp.	(91,536)
(360)	Zebra Technologies Corp. Class A2	(101,959)
		(193,495)
	Equity Real Estate Investment Trusts — (3.5)%
(1,000)	Alexandria Real Estate Equities, Inc.	(145,300)
(1,420)	Digital Realty Trust, Inc.	(142,355)
(5,500)	Equity Commonwealth	(143,880)
(6,940)	Healthcare Realty Trust, Inc. Class A	(141,090)
(5,640)	Healthpeak Properties, Inc.	(133,837)
(3,300)	National Health Investors, Inc. REIT	(187,110)
(3,860)	SL Green Realty Corp. REIT	(153,165)
(2,920)	Ventas, Inc.	(114,260)
(7,786)	Veris Residential, Inc.[2]	(123,252)
(6,260)	Vornado Realty Trust	(147,673)
(1,800)	Welltower, Inc. REIT	(109,872)
		(1,541,794)
	Food Products — (0.6)%
(800)	J&J Snack Foods Corp.	(118,088)
(2,100)	McCormick & Co., Inc.	(165,144)
		(283,232)
	Health Care Equipment & Supplies — (0.3)%
(500)	Stryker Corp.	(114,620)
	Hotels, Restaurants & Leisure — (1.2)%
(1,580)	Cracker Barrel Old Country Store, Inc.	(180,468)
(2,620)	Las Vegas Sands Corp.[2]	(99,586)
See Notes to Financial Statements.
112

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Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Hotels, Restaurants & Leisure — (Continued)
(1,880)	Papa John’s International, Inc.	$ (136,544)
(1,580)	Wynn Resorts Ltd.[2]	(100,962)
		(517,560)
	Household Durables — (0.4)%
(5,320)	Leggett & Platt, Inc.	(179,550)
	Industrial Conglomerates — (0.3)%
(1,051)	3M Co.	(132,205)
	Insurance — (2.5)%
(1,580)	Allstate Corp.	(199,475)
(720)	Erie Indemnity Co. Class A	(185,047)
(3,120)	First American Financial Corp.	(157,248)
(1,700)	Globe Life, Inc.	(196,384)
(3,860)	Kemper Corp.	(184,006)
(1,480)	Progressive Corp.	(190,032)
		(1,112,192)
	Internet & Direct Marketing Retail — (0.2)%
(800)	Amazon.com, Inc.[2]	(81,952)
	Leisure Product — (0.5)%
(1,980)	Polaris Industries, Inc.	(201,168)
	Machinery — (0.7)%
(500)	Deere & Co.	(197,910)
(1,580)	Stanley Black & Decker, Inc.	(124,014)
		(321,924)
	Multi-Utilities — (0.3)%
(1,300)	DTE Energy Co.	(145,743)
	Professional Services — (0.3)%
(900)	Equifax, Inc.	(152,586)
	Road & Rail — (1.3)%
(380)	AMERCO	(218,572)
(740)	Norfolk Southern Corp.	(168,772)
(900)	Union Pacific Corp.	(177,426)
		(564,770)
	Software — (0.7)%
(280)	ANSYS, Inc.[2]	(61,925)
(500)	Autodesk, Inc.[2]	(107,150)
(400)	Tyler Technologies, Inc.[2]	(129,332)
		(298,407)
	Specialty Retail — (0.2)%
(1,500)	CarMax, Inc.[2]	(94,515)
	Textiles, Apparel & Luxury Goods — (0.1)%
(1,660)	VF Corp.	(46,895)
	Water Utilities — (1.2)%
(2,000)	American States Water Co.	(180,920)
(3,660)	California Water Service Group	(227,139)
See Notes to Financial Statements.
113

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
Water Utilities — (Continued)
(2,180)	Essential Utilities, Inc.	$ (96,400)
		(504,459)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(14,132,948))		(11,686,740)
TOTAL SHORT INVESTMENTS (Proceeds $(14,132,948))	(26.7)%	$(11,686,740)
TOTAL INVESTMENTS (Cost $30,133,305)	101.9%	$ 44,683,554
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.9)	(847,665)
NET ASSETS	100.0%	$ 43,835,889

*	Percentages indicated are based on net assets.
[1]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $13,843,279.
[2]	Non income-producing security.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
114

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
INDUSTRY DIVERSIFICATION
On October 31, 2022, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Long Positions:
IT Services	6.7%	$ 2,933,017
Equity Real Estate Investment Trusts	6.7	2,923,304
Software	6.3	2,772,424
Media	5.3	2,313,306
Technology Hardware, Storage & Peripherals	5.1	2,241,755
Oil, Gas & Consumable Fuels	5.0	2,183,568
Pharmaceuticals	4.8	2,100,499
Food Products	4.6	2,020,318
Health Care Providers & Services	4.5	1,976,781
Semiconductors & Semiconductor Equipment	4.4	1,916,568
Chemicals	3.9	1,687,547
Insurance	3.4	1,475,113
Banks	3.3	1,426,806
Life Sciences Tools & Services	3.1	1,365,947
Consumer Finance	3.1	1,354,723
Automobiles	3.0	1,336,508
Trading Companies & Distributors	3.0	1,310,710
Food & Staples Retailing	2.8	1,240,733
Diversified Telecommunication Services	2.5	1,114,189
Electronic Equipment, Instruments & Components	2.5	1,086,465
Construction & Engineering	2.4	1,035,674
Building Products	2.3	1,020,805
Specialty Retail	2.3	989,422
Communications Equipment	1.9	834,463
Distributors	1.8	810,118
Diversified Consumer Services	1.8	805,360
Thrifts & Mortgage Finance	1.8	802,893
Containers & Packaging	1.8	782,690
Household Durables	1.7	765,560
Capital Markets	1.7	724,474
Air Freight & Logistics	1.6	704,608
Professional Services	1.5	665,207
Hotels, Restaurants & Leisure	1.5	654,833
Machinery	1.5	642,140
Electric Utilities	1.4	628,416
Health Care Equipment & Supplies	1.3	576,950
Energy Equipment & Services	1.3	571,456
Multi-Utilities	1.3	565,694
Internet & Direct Marketing Retail	1.3	553,776
Biotechnology	1.2	532,881
Entertainment	1.2	519,096
Metals & Mining	1.2	512,968
Gas Utilities	1.1	494,840
Diversified Financial Services	1.1	478,520
Electrical Equipment	0.9	375,950
Auto Components	0.8	367,043
Commercial Services & Supplies	0.8	358,074
Road & Rail	0.8	340,052
Aerospace & Defense	0.7	319,950
Leisure Product	0.3	152,647
Short Positions:
Diversified Consumer Services	(0.1)	(41,413)
Textiles, Apparel & Luxury Goods	(0.1)	(46,895)
See Notes to Financial Statements.
115

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2022
	% of Net Assets	Value
INDUSTRIES: — (Continued)
Short Positions: — (Continued)
Internet & Direct Marketing Retail	(0.2)%	$ (81,952)
Specialty Retail	(0.2)	(94,515)
Health Care Equipment & Supplies	(0.3)	(114,620)
Air Freight & Logistics	(0.3)	(117,439)
Auto Components	(0.3)	(117,616)
Industrial Conglomerates	(0.3)	(132,205)
Capital Markets	(0.3)	(138,031)
Multi-Utilities	(0.3)	(145,743)
Professional Services	(0.3)	(152,586)
Household Durables	(0.4)	(179,550)
Electronic Equipment, Instruments & Components	(0.4)	(193,495)
Leisure Product	(0.5)	(201,168)
Construction & Engineering	(0.5)	(213,060)
Containers & Packaging	(0.6)	(249,525)
Electric Utilities	(0.6)	(260,079)
Food Products	(0.6)	(283,232)
Software	(0.7)	(298,407)
Building Products	(0.7)	(302,548)
Machinery	(0.7)	(321,924)
Construction Materials	(0.8)	(331,690)
Communications Equipment	(0.8)	(339,067)
Commercial Services & Supplies	(0.9)	(373,409)
Beverages	(0.9)	(386,383)
Banks	(0.9)	(412,964)
Electrical Equipment	(1.0)	(428,522)
Water Utilities	(1.2)	(504,459)
Hotels, Restaurants & Leisure	(1.2)	(517,560)
Road & Rail	(1.3)	(564,770)
Chemicals	(1.6)	(720,510)
Aerospace & Defense	(1.7)	(767,417)
Insurance	(2.5)	(1,112,192)
Equity Real Estate Investment Trusts	(3.5)	(1,541,794)
TOTAL COMMON STOCKS	99.6%	$43,680,101
REPURCHASE AGREEMENT	0.6	251,238
INVESTMENT OF SECURITY LENDING COLLATERAL	1.7	752,215
TOTAL INVESTMENTS	101.9%	$44,683,554
See Notes to Financial Statements.
116

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2022
Shares		Value
COMMON STOCKS* — 99.5%
	Aerospace & Defense — 3.4%
69,410	Raytheon Technologies Corp.	$ 6,581,456
	Banks — 5.0%
33,609	JPMorgan Chase & Co.	4,230,701
32,645	PNC Financial Services Group, Inc.	5,282,940
		9,513,641
	Beverages — 2.5%
25,968	PepsiCo, Inc.	4,715,269
	Capital Markets — 1.5%
34,489	Northern Trust Corp.	2,909,147
	Chemicals — 1.5%
24,492	PPG Industries, Inc.	2,796,497
	Communications Equipment — 1.9%
80,409	Cisco Systems, Inc.	3,652,981
	Construction Materials — 2.9%
16,640	Martin Marietta Materials, Inc.	5,590,707
	Electrical Equipment — 3.1%
45,871	AMETEK, Inc.	5,947,634
	Electronic Equipment, Instruments & Components — 3.6%
92,008	Amphenol Corp. - Class A	6,976,967
	Health Care Equipment & Supplies — 3.7%
29,426	Abbott Laboratories	2,911,408
18,506	Stryker Corp.	4,242,316
		7,153,724
	Health Care Providers & Services — 3.9%
21,520	Laboratory Corp. of America Holdings	4,774,427
4,923	UnitedHealth Group, Inc.	2,733,004
		7,507,431
	Hotels, Restaurants & Leisure — 3.0%
3,069	Booking Holdings, Inc.[1]	5,737,434
	Household Products — 1.4%
37,168	Church & Dwight Co., Inc.	2,755,264
	Insurance — 3.1%
27,945	Chubb, Ltd.	6,005,101
	Interactive Media & Service — 4.6%
92,395	Alphabet, Inc. - Class C1	8,746,111
	Internet & Direct Marketing Retail — 0.7%
13,179	Amazon.com, Inc.[1]	1,350,057
	IT Services — 10.9%
13,952	Accenture PLC - Class A	3,960,973
15,037	Gartner, Inc.[1]	4,539,971
34,918	Global Payments, Inc.	3,989,731
25,545	Mastercard, Inc. - Class A	8,383,358
		20,874,033
	Life Sciences Tools & Services — 2.3%
14,849	Waters Corp.[1]	4,442,375
	Machinery — 2.2%
14,317	Parker-Hannifin Corp.	4,160,806
See Notes to Financial Statements.
117

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
COMMON STOCKS* — (Continued)
	Multi-line Retail — 2.6%
19,111	Dollar General Corp.	$ 4,874,260
	Oil, Gas & Consumable Fuels — 4.1%
43,460	Chevron Corp.	7,861,914
	Pharmaceuticals — 7.2%
60,228	Bristol-Myers Squibb Co.	4,665,863
16,302	Eli Lilly & Co.	5,902,791
21,512	Zoetis, Inc.	3,243,580
		13,812,234
	Road & Rail — 3.6%
14,889	Old Dominion Freight Line, Inc.	4,088,519
14,662	Union Pacific Corp.	2,890,467
		6,978,986
	Software — 8.3%
6,834	Adobe, Inc.[1]	2,176,629
40,977	Microsoft Corp.	9,511,991
54,040	Oracle Corp.	4,218,903
		15,907,523
	Specialty Retail — 7.9%
13,655	Home Depot, Inc.	4,043,655
57,160	Ross Stores, Inc.	5,469,640
13,321	Ulta Beauty, Inc.[1]	5,586,428
		15,099,723
	Technology Hardware, Storage & Peripherals — 4.6%
57,199	Apple, Inc.	8,770,895
	TOTAL COMMON STOCKS (Cost $92,666,428)	190,722,170
Face Amount
REPURCHASE AGREEMENT* — 0.2%
$386,351	With Fixed Income Clearing Corp., dated 10/31/22, 1.00%, principal and interest in the amount of $386,362, due 11/1/22, (collateralized by a U.S. Treasury Note with a par value of $332,400, coupon rate of 0.625%, due 04/15/2023, market value of $394,106)	386,351
	TOTAL REPURCHASE AGREEMENT (Cost $386,351)	386,351
TOTAL INVESTMENTS (Cost $93,052,779)	99.7%	$191,108,521
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	537,370
NET ASSETS	100.0%	$191,645,891

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
118

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2022
INDUSTRY DIVERSIFICATION
On October 31, 2022, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
IT Services	10.9%	$ 20,874,033
Software	8.3	15,907,523
Specialty Retail	7.9	15,099,723
Pharmaceuticals	7.2	13,812,234
Banks	5.0	9,513,641
Technology Hardware, Storage & Peripherals	4.6	8,770,895
Interactive Media & Service	4.6	8,746,111
Oil, Gas & Consumable Fuels	4.1	7,861,914
Health Care Providers & Services	3.9	7,507,431
Health Care Equipment & Supplies	3.7	7,153,724
Road & Rail	3.6	6,978,986
Electronic Equipment, Instruments & Components	3.6	6,976,967
Aerospace & Defense	3.4	6,581,456
Insurance	3.1	6,005,101
Electrical Equipment	3.1	5,947,634
Hotels, Restaurants & Leisure	3.0	5,737,434
Construction Materials	2.9	5,590,707
Multi-line Retail	2.6	4,874,260
Beverages	2.5	4,715,269
Life Sciences Tools & Services	2.3	4,442,375
Machinery	2.2	4,160,806
Communications Equipment	1.9	3,652,981
Capital Markets	1.5	2,909,147
Chemicals	1.5	2,796,497
Household Products	1.4	2,755,264
Internet & Direct Marketing Retail	0.7	1,350,057
TOTAL COMMON STOCKS	99.5%	$190,722,170
REPURCHASE AGREEMENT	0.2	386,351
TOTAL INVESTMENTS	99.7%	$191,108,521
See Notes to Financial Statements.
119

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Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2022
Shares		Value
COMMON STOCKS* — 98.8%
	Auto Components — 0.8%
82,305	LCI Industries	$ 8,733,384
	Banks — 11.2%
321,275	Ameris Bancorp	16,548,875
277,086	BankUnited, Inc.	9,961,242
311,288	Cathay General Bancorp	14,194,733
1,395,752	FNB Corp.	20,168,616
336,992	Hancock Whitney Corp.	18,827,743
472,703	Simmons First National Corp. Class A	11,283,421
906,613	Umpqua Holdings Corp.	18,023,466
167,690	Wintrust Financial Corp.	15,699,138
		124,707,234
	Biotechnology — 3.6%
499,736	Alkermes PLC[1]	11,344,007
352,345	Halozyme Therapeutics, Inc.[1]	16,845,615
1,062,677	Ironwood Pharmaceuticals, Inc.[1,2]	11,625,686
		39,815,308
	Building Products — 0.9%
140,721	Masonite International Corp.[1]	10,065,773
	Capital Markets — 3.1%
107,489	Evercore, Inc. Class A	11,297,094
224,314	Stifel Financial Corp.	13,878,307
419,293	Virtu Financial, Inc. Class A	9,383,777
		34,559,178
	Chemicals — 2.4%
171,353	Ingevity Corp.[1]	11,526,916
533,011	Valvoline, Inc.	15,649,203
		27,176,119
	Construction & Engineering — 5.2%
201,208	Arcosa, Inc.	12,917,554
118,133	Dycom Industries, Inc.[1]	13,960,958
118,134	EMCOR Group, Inc.	16,668,707
182,517	MasTec, Inc.[1]	14,068,410
		57,615,629
	Containers & Packaging — 2.3%
597,657	Graphic Packaging Holding Co.	13,722,205
250,276	Silgan Holdings, Inc.	11,853,071
		25,575,276
	Diversified Consumer Services — 1.0%
484,009	Frontdoor, Inc.[1]	10,677,239
	Electric Utilities — 1.0%
235,174	Portland General Electric Co.[2]	10,568,720
	Electrical Equipment — 1.0%
165,087	EnerSys	10,943,617
	Electronic Equipment, Instruments & Components — 1.1%
818,340	TTM Technologies, Inc.[1]	12,528,785
	Energy Equipment & Services — 1.1%
254,293	Helmerich & Payne, Inc.	12,590,046
	Equity Real Estate Investment Trusts — 4.4%
1,041,485	LXP Industrial Trust	10,081,575
507,565	Outfront Media, Inc.[2]	9,161,548
See Notes to Financial Statements.
120

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
COMMON STOCKS* — (Continued)
	Equity Real Estate Investment Trusts — (Continued)
858,317	Piedmont Office Realty Trust, Inc. Class A	$ 8,969,413
353,166	STAG Industrial, Inc.	11,156,514
1,165,619	Uniti Group, Inc.	9,045,203
		48,414,253
	Food & Staples Retailing — 1.1%
236,101	Performance Food Group Co.[1]	12,286,696
	Food Products — 2.2%
905,055	Hostess Brands, Inc.[1]	23,965,856
	Gas Utilities — 1.1%
278,771	New Jersey Resources Corp.	12,444,337
	Health Care Equipment & Supplies — 4.2%
108,008	CONMED Corp.[2]	8,611,478
213,928	Merit Medical Systems, Inc.[1]	14,711,828
48,052	Mesa Laboratories, Inc.[2]	6,352,955
536,188	Neogen Corp.[1]	7,077,682
216,790	NuVasive, Inc.[1]	9,566,943
		46,320,886
	Health Care Providers & Services — 4.1%
156,559	AMN Healthcare Services, Inc.[1]	19,648,155
233,964	HealthEquity, Inc.[1]	18,228,135
444,339	R1 RCM, Inc.[1]	7,847,027
		45,723,317
	Health Care Technology — 2.1%
664,211	Certara, Inc.[1]	8,123,301
495,752	Evolent Health, Inc. Class A1	15,769,871
		23,893,172
	Hotels, Restaurants & Leisure — 1.6%
313,365	Boyd Gaming Corp.	18,099,962
	Household Durables — 1.5%
333,454	La-Z-Boy, Inc.	8,259,656
486,796	Tri Pointe Homes, Inc.[1]	8,153,833
		16,413,489
	Household Products — 0.9%
344,262	Energizer Holdings, Inc.	9,945,729
	Insurance — 0.8%
217,304	Stewart Information Services Corp.	8,466,164
	Interactive Media & Services — 1.6%
587,955	Cargurus, Inc.[1]	8,560,625
116,835	Ziff Davis, Inc.[1]	9,041,860
		17,602,485
	IT Services — 0.9%
291,039	DigitalOcean Holdings, Inc.[1]	10,454,121
	Leisure Product — 0.8%
260,857	YETI Holdings, Inc.[1]	8,368,293
	Life Sciences Tools & Services — 2.7%
94,176	Medpace Holdings, Inc.[1]	20,905,189
1,162,795	NeoGenomics, Inc.[1]	8,843,056
		29,748,245
See Notes to Financial Statements.
121

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Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
COMMON STOCKS* — (Continued)
	Machinery — 1.3%
317,260	Hillenbrand, Inc.	$ 14,016,547
	Media — 1.3%
83,084	Nexstar Media Group, Inc.	14,232,289
	Multi-line Retail — 1.1%
391,107	Kohl’s Corp.	11,713,655
	Oil, Gas & Consumable Fuels — 7.7%
979,830	CNX Resources Corp.[1]	16,470,942
322,193	Matador Resources Co.	21,409,725
208,256	PDC Energy, Inc.	15,023,588
403,976	SM Energy Co.	18,170,840
655,263	Talos Energy, Inc.[1]	13,943,997
		85,019,092
	Pharmaceuticals — 2.2%
185,117	Pacira BioSciences, Inc.[1]	9,581,656
280,132	Prestige Consumer Healthcare, Inc.[1]	15,261,591
		24,843,247
	Professional Services — 2.4%
142,799	ASGN, Inc.[1]	12,106,499
48,553	CACI International, Inc. Class A1	14,761,569
		26,868,068
	Real Estate Management & Development — 1.6%
738,146	Cushman & Wakefield PLC[1,2]	8,525,586
543,101	Kennedy-Wilson Holdings, Inc.	9,020,908
		17,546,494
	Semiconductors & Semiconductor Equipment — 2.7%
211,855	Diodes, Inc.[1]	15,183,648
509,384	Rambus, Inc.[1]	15,363,021
		30,546,669
	Software — 4.2%
221,980	CommVault Systems, Inc.[1]	13,516,362
257,286	Progress Software Corp.	13,129,305
95,027	SPS Commerce, Inc.[1]	12,022,816
237,116	Verint Systems, Inc.[1]	8,401,020
		47,069,503
	Specialty Retail — 2.4%
78,671	Asbury Automotive Group, Inc.[1,2]	12,410,350
467,372	Foot Locker, Inc.	14,815,693
		27,226,043
	Textiles, Apparel & Luxury Goods — 1.0%
318,103	Kontoor Brands, Inc.[2]	11,356,277
	Thrifts & Mortgage Finance — 0.9%
473,555	Radian Group, Inc.	9,883,093
	Trading Companies & Distributors — 5.3%
283,770	Beacon Roofing Supply, Inc.[1]	15,990,440
185,633	Boise Cascade Co.	12,394,715
601,032	Univar Solutions, Inc.[1]	15,314,295
112,421	WESCO International, Inc.[1]	15,488,241
		59,187,691
	TOTAL COMMON STOCKS (Cost $863,730,456)	1,097,211,981
See Notes to Financial Statements.
122

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Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
REPURCHASE AGREEMENT* — 1.3%
$15,116,000
With Fixed Income Clearing Corp., dated 10/31/22, 1.00%, principal and interest in the amount of $15,116,420, due 11/1/22, (collateralized by a U.S. Treasury Note with a par value of $13,004,300, coupon rate of 0.625%, due 04/15/2023, market value of $15,418,371)
		$ 15,116,000
TOTAL REPURCHASE AGREEMENT (Cost $15,116,000)		15,116,000
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 5.1%
56,703,980	State Street Navigator Securities Lending Government Money Market Portfolio[3]	56,703,980
TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $56,703,980)		56,703,980
TOTAL INVESTMENTS (Cost $935,550,436)	105.2%	$1,169,031,961
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.2)	(58,225,932)
NET ASSETS	100.0%	$1,110,806,029

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
123

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2022
INDUSTRY DIVERSIFICATION
On October 31, 2022, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Banks	11.2%	$ 124,707,234
Oil, Gas & Consumable Fuels	7.7	85,019,092
Trading Companies & Distributors	5.3	59,187,691
Construction & Engineering	5.2	57,615,629
Equity Real Estate Investment Trusts	4.4	48,414,253
Software	4.2	47,069,503
Health Care Equipment & Supplies	4.2	46,320,886
Health Care Providers & Services	4.1	45,723,317
Biotechnology	3.6	39,815,308
Capital Markets	3.1	34,559,178
Semiconductors & Semiconductor Equipment	2.7	30,546,669
Life Sciences Tools & Services	2.7	29,748,245
Specialty Retail	2.4	27,226,043
Chemicals	2.4	27,176,119
Professional Services	2.4	26,868,068
Containers & Packaging	2.3	25,575,276
Pharmaceuticals	2.2	24,843,247
Food Products	2.2	23,965,856
Health Care Technology	2.1	23,893,172
Hotels, Restaurants & Leisure	1.6	18,099,962
Interactive Media & Services	1.6	17,602,485
Real Estate Management & Development	1.6	17,546,494
Household Durables	1.5	16,413,489
Media	1.3	14,232,289
Machinery	1.3	14,016,547
Energy Equipment & Services	1.1	12,590,046
Electronic Equipment, Instruments & Components	1.1	12,528,785
Gas Utilities	1.1	12,444,337
Food & Staples Retailing	1.1	12,286,696
Multi-line Retail	1.1	11,713,655
Textiles, Apparel & Luxury Goods	1.0	11,356,277
Electrical Equipment	1.0	10,943,617
Diversified Consumer Services	1.0	10,677,239
Electric Utilities	1.0	10,568,720
IT Services	0.9	10,454,121
Building Products	0.9	10,065,773
Household Products	0.9	9,945,729
Thrifts & Mortgage Finance	0.9	9,883,093
Auto Components	0.8	8,733,384
Insurance	0.8	8,466,164
Leisure Product	0.8	8,368,293
TOTAL COMMON STOCKS	98.8%	$1,097,211,981
REPURCHASE AGREEMENT	1.3	15,116,000
INVESTMENT OF SECURITY LENDING COLLATERAL	5.1	56,703,980
TOTAL INVESTMENTS	105.2%	$1,169,031,961
See Notes to Financial Statements.
124

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2022
Shares		Value
COMMON STOCKS* — 98.9%
	Aerospace & Defense — 2.4%
5,460	Raytheon Technologies Corp.	$ 517,717
	Air Freight & Logistics — 1.6%
2,155	United Parcel Service, Inc. - Class B	361,544
	Banks — 2.6%
4,517	JPMorgan Chase & Co.	568,600
	Beverages — 3.0%
3,564	PepsiCo, Inc.	647,151
	Biotechnology — 2.5%
2,046	Amgen, Inc.	553,136
	Capital Markets — 5.8%
1,361	Ameriprise Financial, Inc.	420,712
427	BlackRock, Inc.	275,804
4,420	Charles Schwab Corp.	352,141
2,750	Northern Trust Corp.	231,963
		1,280,620
	Chemicals — 3.0%
1,301	Air Products & Chemicals, Inc.	325,771
2,879	PPG Industries, Inc.	328,724
		654,495
	Communications Equipment — 1.7%
8,030	Cisco Systems, Inc.	364,803
	Distributors — 1.7%
2,104	Genuine Parts Co.	374,217
	Electric Utilities — 1.6%
8,877	Exelon Corp.	342,563
	Electrical Equipment — 3.5%
2,741	Eaton Corp. PLC	411,342
1,409	Rockwell Automation, Inc.	359,718
		771,060
	Electronic Equipment, Instruments & Components — 1.9%
3,325	TE Connectivity Ltd.	406,415
	Food Products — 3.6%
2,006	Hershey Co.	478,973
5,078	Mondelez International, Inc. - Class A	312,195
		791,168
	Health Care Equipment & Supplies — 3.0%
3,507	Abbott Laboratories	346,983
3,641	Medtronic PLC	318,005
		664,988
	Health Care Providers & Services — 2.1%
3,211	Quest Diagnostics, Inc.	461,260
	Hotels, Restaurants & Leisure — 3.8%
2,000	McDonald’s Corp.	545,320
3,242	Starbucks Corp.	280,725
		826,045
	Household Products — 3.5%
5,084	Colgate-Palmolive Co.	375,402
See Notes to Financial Statements.
125

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Shares		Value
COMMON STOCKS* — (Continued)
	Household Products — (Continued)
2,879	Procter & Gamble Co.	$ 387,715
		763,117
	Insurance — 8.2%
6,196	Aflac, Inc.	403,422
3,354	Allstate Corp.	423,442
1,331	Everest Re Group, Ltd.	429,460
6,244	Principal Financial Group, Inc.	550,284
		1,806,608
	IT Services — 4.7%
731	Accenture PLC - Class A	207,531
4,662	Fidelity National Information Services, Inc.	386,899
3,758	Paychex, Inc.	444,609
		1,039,039
	Machinery — 5.4%
1,609	Cummins, Inc.	393,416
1,439	Illinois Tool Works, Inc.	307,270
2,194	Snap-on, Inc.	487,178
		1,187,864
	Media — 3.3%
10,843	Comcast Corp. - Class A	344,157
12,574	Interpublic Group of Cos., Inc.	374,579
		718,736
	Multi-Utilities — 3.1%
5,501	Dominion Energy, Inc.	384,905
2,552	DTE Energy Co.	286,105
		671,010
	Oil, Gas & Consumable Fuels — 5.1%
3,575	Chevron Corp.	646,718
4,452	Phillips 66	464,299
		1,111,017
	Pharmaceuticals — 9.6%
7,556	Bristol-Myers Squibb Co.	585,363
1,543	Eli Lilly & Co.	558,705
3,792	Johnson & Johnson	659,694
6,463	Pfizer, Inc.	300,853
		2,104,615
	Road & Rail — 1.8%
2,035	Union Pacific Corp.	401,180
	Semiconductors & Semiconductor Equipment — 2.6%
3,593	Texas Instruments, Inc.	577,144
	Software — 2.0%
5,556	Oracle Corp.	433,757
	Specialty Retail — 4.1%
1,707	Home Depot, Inc.	505,494
4,018	Ross Stores, Inc.	384,482
		889,976
	Technology Hardware, Storage & Peripherals — 1.7%
5,292	NetApp, Inc.	366,577
	TOTAL COMMON STOCKS (Cost $16,068,373)	21,656,422
See Notes to Financial Statements.
126

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
REPURCHASE AGREEMENT* — 1.1%
$251,190
With Fixed Income Clearing Corp., dated 10/31/22, 1.00%, principal and interest in the amount of $251,197, due 11/1/22, (collateralized by a U.S. Treasury Note with a par value of $216,100, coupon rate of 0.625%, due 04/15/2023, market value of $256,216)
		$ 251,190
TOTAL REPURCHASE AGREEMENT (Cost $251,190)		251,190
TOTAL INVESTMENTS (Cost $16,319,563)	100.0%	$21,907,612
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(5,516)
NET ASSETS	100.0%	$21,902,096

*	Percentages indicated are based on net assets.
See Notes to Financial Statements.
127

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2022
INDUSTRY DIVERSIFICATION
On October 31, 2022, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Pharmaceuticals	9.6%	$ 2,104,615
Insurance	8.2	1,806,608
Capital Markets	5.8	1,280,620
Machinery	5.4	1,187,864
Oil, Gas & Consumable Fuels	5.1	1,111,017
IT Services	4.7	1,039,039
Specialty Retail	4.1	889,976
Hotels, Restaurants & Leisure	3.8	826,045
Food Products	3.6	791,168
Electrical Equipment	3.5	771,060
Household Products	3.5	763,117
Media	3.3	718,736
Multi-Utilities	3.1	671,010
Health Care Equipment & Supplies	3.0	664,988
Chemicals	3.0	654,495
Beverages	3.0	647,151
Semiconductors & Semiconductor Equipment	2.6	577,144
Banks	2.6	568,600
Biotechnology	2.5	553,136
Aerospace & Defense	2.4	517,717
Health Care Providers & Services	2.1	461,260
Software	2.0	433,757
Electronic Equipment, Instruments & Components	1.9	406,415
Road & Rail	1.8	401,180
Distributors	1.7	374,217
Technology Hardware, Storage & Peripherals	1.7	366,577
Communications Equipment	1.7	364,803
Air Freight & Logistics	1.6	361,544
Electric Utilities	1.6	342,563
TOTAL COMMON STOCKS	98.9%	$21,656,422
REPURCHASE AGREEMENT	1.1	251,190
TOTAL INVESTMENTS	100.0%	$21,907,612
See Notes to Financial Statements.
128

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2022
Shares		Value
EXCHANGE-TRADED FUNDS* — 3.8%
22,100	SPDR S&P 500 ETF Trust[1]	$ 8,535,241
30,000	Vanguard S&P 500 ETF[1]	10,648,500
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)	19,183,741
Face Amount
U.S. TREASURY BILLS* — 26.1%
$49,500,000	U.S. Treasury Bill, 2.450% due 02/23/23[1]	48,857,847
54,000,000	U.S. Treasury Bill, 1.761% due 03/23/23[1]	53,105,799
20,000,000	U.S. Treasury Bill, 3.113% due 07/13/23[1]	19,403,806
10,000,000	U.S. Treasury Bill, 3.960% due 09/7/23[1]	9,628,754
	TOTAL U.S. TREASURY BILLS (Cost $132,016,469)	130,996,206
REPURCHASE AGREEMENT* — 0.1%
206,701	With Fixed Income Clearing Corp., dated 10/31/22, 1.00%, principal and interest in the amount of $206,707, due 11/1/22, (collateralized by a U.S. Treasury Note with a par value of $177,900, coupon rate of 0.625%, due 04/15/2023, market value of $210,925)	206,701
	TOTAL REPURCHASE AGREEMENT (Cost $206,701)	206,701
TOTAL PURCHASED OPTIONS (Cost $1,024,505,687)	206.1%	1,033,700,575
TOTAL INVESTMENTS (Cost $1,163,159,466)	236.1%	$1,184,087,223
LIABILITIES IN EXCESS OF OTHER ASSETS	(136.1)	(682,503,221)
NET ASSETS[2]	100.0%	$ 501,584,002

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $920,204 is held as collateral to secure the open written call and put options contracts.
See Notes to Financial Statements.
129

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2022
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	12/16/22	USD	1,874	$ 725,609,052	$ 537,491,310	$ 532,494,809	$ 4,996,501
S&P 500 Index	OCC**	1,000.00	03/17/23	USD	1,727	668,690,946	495,294,965	489,675,307	5,619,658
TOTAL CALLS						$ 1,394,299,998	$1,032,786,275	$1,022,170,116	$10,616,159
PUTS:
S&P 500 Index	OCC**	2,000.00	12/16/22	USD	1,874	725,609,052	42,165	563,669	(521,504)
S&P 500 Index	OCC**	2,000.00	03/17/23	USD	1,727	668,690,946	872,135	1,771,902	(899,767)
TOTAL PUTS						$ 1,394,299,998	$ 914,300	$ 2,335,571	$ (1,421,271)
TOTAL PURCHASED OPTIONS						$ 2,788,599,996	$1,033,700,575	$1,024,505,687	$ 9,194,888
WRITTEN OPTIONS
CALLS:
S&P 500 Index	OCC**	2,000.00	12/16/22	USD	1,874	(725,609,052)	(351,084,530)	(347,197,001)	(3,887,529)
S&P 500 Index	OCC**	2,000.00	03/17/23	USD	1,727	(668,690,946)	(326,247,570)	(321,962,883)	(4,284,687)
TOTAL CALLS						$(1,394,299,998)	$ (677,332,100)	$ (669,159,884)	$ (8,172,216)
PUTS:
S&P 500 Index	OCC**	3,500.00	11/18/22	USD	99	(38,332,602)	(69,300)	(435,452)	366,152
S&P 500 Index	OCC**	3,675.00	11/18/22	USD	396	(153,330,408)	(1,029,600)	(3,335,211)	2,305,611
S&P 500 Index	OCC**	3,800.00	11/18/22	USD	143	(55,369,314)	(844,415)	(2,769,754)	1,925,339
S&P 500 Index	OCC**	3,850.00	11/18/22	USD	496	(192,050,208)	(3,903,520)	(8,368,958)	4,465,438
S&P 500 Index	OCC**	1,000.00	12/16/22	USD	1,874	(725,609,052)	(9,370)	(44,911)	35,541
S&P 500 Index	OCC**	1,000.00	03/17/23	USD	1,727	(668,690,946)	(86,350)	(214,148)	127,798
TOTAL PUTS						$(1,833,382,530)	$ (5,942,555)	$ (15,168,434)	$ 9,225,879
TOTAL WRITTEN OPTIONS						$(3,227,682,528)	$ (683,274,655)	$ (684,328,318)	$ 1,053,663

**	The Options Clearing Corp
SECTOR DIVERSIFICATION*
On October 31, 2022, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
SECTOR:
Purchased Options	206.1%	$ 1,033,700,575
U.S. Treasury Bills	26.1	130,996,206
Exchange-Traded Funds	3.8	19,183,741
TOTAL	236.0%	$1,183,880,522
REPURCHASE AGREEMENT	0.1	206,701
TOTAL INVESTMENTS	236.1%	$1,184,087,223

*	This table does not include written options. Please refer to the Schedule of Portfolio Investments for information on written options.
See Notes to Financial Statements.
130

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2022
Shares		Value
EXCHANGE-TRADED FUNDS* — 29.9%
46,900	iShares MSCI EAFE ETF	$ 2,781,639
94,000	iShares MSCI Emerging Markets ETF	3,213,860
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,881,525)	5,995,499
Face Amount
U.S. TREASURY BILLS* — 20.6%
$2,000,000	U.S. Treasury Bill, 2.450% due 02/23/23[1]	1,974,054
2,200,000	U.S. Treasury Bill, 1.761% due 03/23/23[1]	2,163,570
	TOTAL U.S. TREASURY BILLS (Cost $4,169,612)	4,137,624
REPURCHASE AGREEMENT* — 0.2%
46,292	With Fixed Income Clearing Corp., dated 10/31/22, 1.00%, principal and interest in the amount of $46,293, due 11/1/22, (collateralized by a U.S. Treasury Note with a par value of $39,900, coupon rate of 0.625%, due 04/15/2023, market value of $47,307)	46,292
	TOTAL REPURCHASE AGREEMENT (Cost $46,292)	46,292
TOTAL PURCHASED OPTIONS (Cost $26,463,791)	133.1%	26,697,163
TOTAL INVESTMENTS (Cost $37,561,220)	183.8%	$ 36,876,578
LIABILITIES IN EXCESS OF OTHER ASSETS	(83.8)	(16,814,530)
NET ASSETS[2]	100.0%	$ 20,062,048

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $907,518 is held as collateral to secure the open written call and put options contracts.
See Notes to Financial Statements.
131

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2022
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	12/16/22	USD	47	$ 18,198,306	$ 13,480,305	$ 13,359,562	$ 120,743
S&P 500 Index	OCC**	1,000.00	03/17/23	USD	46	17,811,108	13,192,570	13,042,886	149,684
TOTAL CALLS						$ 36,009,414	$ 26,672,875	$ 26,402,448	$ 270,427
PUTS:
S&P 500 Index	OCC**	2,000.00	12/16/22	USD	47	18,198,306	1,058	14,147	(13,089)
S&P 500 Index	OCC**	2,000.00	03/17/23	USD	46	17,811,108	23,230	47,196	(23,966)
TOTAL PUTS						$ 36,009,414	$ 24,288	$ 61,343	$ (37,055)
TOTAL PURCHASED OPTIONS						$ 72,018,828	$ 26,697,163	$ 26,463,791	$ 233,372
WRITTEN OPTIONS
CALLS:
S&P 500 Index	OCC**	2,000.00	12/16/22	USD	47	(18,198,306)	(8,805,215)	(8,712,343)	(92,872)
S&P 500 Index	OCC**	2,000.00	03/17/23	USD	46	(17,811,108)	(8,689,860)	(8,575,734)	(114,126)
TOTAL CALLS						$(36,009,414)	$(17,495,075)	$(17,288,077)	$(206,998)
PUTS:
iShares MSCI Emerging Market ETF	OCC**	35.00	11/18/22	USD	130	(444,470)	(15,730)	(23,565)	7,835
iShares MSCI EAFE ETF	OCC**	60.00	11/18/22	USD	100	(593,100)	(17,100)	(31,220)	14,120
iShares MSCI EAFE ETF	OCC**	65.00	11/18/22	USD	40	(237,240)	(23,500)	(30,110)	6,610
Russell 2000 Index	OCC**	1,800.00	11/18/22	USD	11	(2,031,546)	(34,210)	(130,005)	95,795
S&P 500 Index	OCC**	3,800.00	11/18/22	USD	25	(9,679,950)	(147,625)	(484,220)	336,595
S&P 500 Index	OCC**	1,000.00	12/16/22	USD	47	(18,198,306)	(235)	(1,128)	893
S&P 500 Index	OCC**	1,000.00	03/17/23	USD	46	(17,811,108)	(2,300)	(5,704)	3,404
TOTAL PUTS						$(48,995,720)	$ (240,700)	$ (705,952)	$ 465,252
TOTAL WRITTEN OPTIONS						$(85,005,134)	$(17,735,775)	$(17,994,029)	$ 258,254

**	The Options Clearing Corp
SECTOR DIVERSIFICATION*
On October 31, 2022, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
SECTOR:
Purchased Options	133.1%	$ 26,697,163
Exchange-Traded Funds	29.9	5,995,499
U.S. Treasury Bills	20.6	4,137,624
TOTAL	183.6%	$36,830,286
REPURCHASE AGREEMENT	0.2	46,292
TOTAL INVESTMENTS	183.8%	$36,876,578

*	This table does not include written options. Please refer to the Schedule of Portfolio Investments for information on written options.
See Notes to Financial Statements.
132

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2022
Face Amount		Value
AGENCY NOTES* — 12.8%
	Federal Home Loan Bank — 9.8%
$15,000,000	2.750% due 12/13/24	$ 14,425,891
7,000,000	0.375% due 9/23/25[1]	6,227,544
11,500,000	3.250% due 11/16/28[1]	10,845,168
		31,498,603
	Federal National Mortgage Association — 3.0%
6,000,000	2.625% due 9/6/24[1]	5,788,485
3,960,000	2.125% due 4/24/26[1]	3,666,407
		9,454,892
	TOTAL AGENCY NOTES (Cost $44,824,581)	40,953,495
MORTGAGE-BACKED SECURITIES*,2 — 30.9%
	Federal Home Loan Mortgage Corporation — 15.1%
2,218	# G13396, 5.500% due 12/1/23	2,214
25,383	# D78677, 8.000% due 3/1/27	25,464
42,597	# C00742, 6.500% due 4/1/29	43,967
1,412,231	# J38111, 3.000% due 12/1/32	1,305,261
11,846	# A68937, 6.000% due 11/1/37	11,959
135,690	# A69653, 5.500% due 12/1/37	138,787
168,306	# A73370, 5.000% due 2/1/38	168,691
127,264	# A90421, 4.500% due 12/1/39	123,299
40,014	# A92890, 4.500% due 7/1/40	37,997
508,472	# A97620, 4.500% due 3/1/41	492,687
813,271	# C03770, 3.500% due 2/1/42	738,830
423,598	# Q07651, 3.500% due 4/1/42	383,037
890,872	# Q41208, 3.500% due 6/1/46	804,058
3,549,001	# G08737, 3.000% due 12/1/46	3,082,269
1,250,128	# Q45735, 3.000% due 1/1/47	1,084,752
2,277,366	# Q46279, 3.500% due 2/1/47	2,051,240
2,373,006	# Q47596, 4.000% due 4/1/47	2,205,441
7,433,826	# RA3173, 3.000% due 7/1/50	6,359,118
11,392,522	# SD8152, 3.000% due 6/1/51	9,734,003
7,668,317	# SD8196, 3.500% due 2/1/52	6,752,926
14,849,348	# SD8201, 3.000% due 3/1/52	12,661,697
		48,207,697
	Federal National Mortgage Association — 15.7%
162	# 125275, 7.000% due 3/1/24	162
141,518	# AH6827, 4.000% due 3/1/26	138,476
135,322	# AI1657, 4.000% due 4/1/26	132,714
259,582	# AB3900, 3.000% due 11/1/26	250,802
12,084	# 373328, 8.000% due 3/1/27	12,071
412,910	# AK4751, 3.000% due 4/1/27	399,222
2,698	# 390895, 8.000% due 6/1/27	2,692
744,600	# AO0533, 3.000% due 6/1/27	718,097
22,132	# 397602, 8.000% due 8/1/27	22,168
2,374	# 252806, 7.500% due 10/1/29	2,481
133	# 523497, 7.500% due 11/1/29	135
1,701,098	# BC2462, 3.000% due 2/1/31	1,596,039
759	# 588945, 7.000% due 6/1/31	764
3,599,872	# AS7429, 2.500% due 6/1/31	3,345,116
33,069	# 607862, 7.000% due 9/1/31	33,075
1,615	# 656872, 6.500% due 8/1/32	1,665
2,365,227	# MA3391, 3.000% due 6/1/33	2,183,074
72,901	# 789856, 6.000% due 8/1/34	73,671
16,434	# 829202, 5.000% due 7/1/35	16,167
55,055	# 826586, 5.000% due 8/1/35	55,112
15,101	# 256216, 7.000% due 4/1/36	15,819
41,772	# 898412, 5.000% due 10/1/36	40,390
See Notes to Financial Statements.
133

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Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)
$ 6,111	# 910894, 5.000% due 2/1/37	$ 5,906
14,043	# 912456, 6.500% due 3/1/37	14,479
174,711	# 973241, 5.000% due 3/1/38	174,893
41,843	# 975593, 5.000% due 6/1/38	41,737
72,040	# 257573, 5.500% due 2/1/39	73,870
172,576	# AD7128, 4.500% due 7/1/40	166,302
8,627,947	# MA4152, 2.000% due 10/1/40	7,131,823
1,781,698	# AH1568, 4.500% due 12/1/40	1,724,284
686,795	# AH6991, 4.000% due 1/1/41	644,579
466,067	# AH4004, 4.500% due 3/1/41	450,575
420,496	# AH8351, 4.000% due 3/1/41	394,642
469,767	# AJ1315, 4.000% due 9/1/41	442,880
555,488	# AI8779, 4.000% due 11/1/41	521,330
818,451	# AJ5958, 4.000% due 12/1/41	768,116
271,395	# AK5070, 3.500% due 3/1/42	246,065
1,182,648	# AK5426, 3.500% due 3/1/42	1,073,059
3,123,862	# AT7682, 3.500% due 6/1/43	2,832,441
1,470,298	# AS6326, 3.500% due 12/1/45	1,323,034
1,178,394	# AS6881, 3.500% due 3/1/46	1,060,361
1,571,656	# BC0960, 4.000% due 6/1/46	1,461,938
869,662	# AS8966, 4.000% due 3/1/47	810,737
1,203,341	# AS9988, 4.500% due 7/1/47	1,147,600
1,554,168	# MA3210, 3.500% due 12/1/47	1,392,695
1,253,142	# BJ9251, 3.500% due 6/1/48	1,123,025
4,976,074	# FM3727, 3.000% due 7/1/50	4,258,861
5,276,703	# BQ2863, 2.500% due 9/1/50	4,366,887
8,867,559	# CA7231, 2.500% due 10/1/50	7,314,520
		50,006,551
	Government National Mortgage Association* — 0.1%
7,959	# 476259, 7.000% due 8/15/28	7,958
1,624	# 485264, 7.500% due 2/15/31	1,624
6,099	# 559304, 7.000% due 9/15/31	6,109
115,066	# 651859, 5.000% due 6/15/36	115,256
77,984	# 782150, 5.500% due 4/15/37	80,081
12,928	# 662521, 6.000% due 8/15/37	13,418
19,019	# 677545, 6.000% due 11/15/37	19,407
19,712	# 676291, 6.000% due 12/15/37	20,117
18,974	# 685836, 5.500% due 4/15/38	19,070
140,968	# 698235, 5.000% due 6/15/39	141,475
		424,515
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $116,749,825)	98,638,763
CORPORATE NOTES* — 22.7%
	Banking — 5.0%
5,000,000	Bank of America Corp., (3M USD LIBOR * 1.51 + 3.71%), 3.705% due 4/24/28[3]	4,523,247
6,000,000	JPMorgan Chase & Co., (3M USD LIBOR * 0.95 + 3.51%), 3.509% due 1/23/29[3]	5,296,136
6,500,000	PNC Bank NA, 3.250% due 6/1/25	6,181,415
		16,000,798
	Beverages, Food & Tobacco — 2.7%
10,000,000	Archer-Daniels-Midland Co., 3.250% due 3/27/30	8,820,163
See Notes to Financial Statements.
134

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Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
CORPORATE NOTES* — (Continued)
	Computer Software & Processing — 2.3%
$ 1,000,000	Alphabet, Inc., 2.050% due 8/15/50	$ 571,814
8,000,000	Microsoft Corp., 3.450% due 8/8/36	6,854,974
		7,426,788
	Electric Utilities — 1.0%
4,140,000	DTE Electric Co., 4.300% due 7/1/44	3,347,787
	Electronics — 2.1%
4,000,000	Emerson Electric Co., 1.800% due 10/15/27	3,425,861
4,000,000	QUALCOMM, Inc., 1.300% due 5/20/28	3,274,060
		6,699,921
	Heavy Machinery — 2.5%
4,000,000	Caterpillar, Inc., 2.600% due 4/9/30	3,383,452
4,750,000	John Deere Capital Corp., 0.700% due 7/5/23	4,623,470
		8,006,922
	Insurance — 2.7%
5,100,000	Aflac, Inc., 2.875% due 10/15/26	4,704,270
4,000,000	MetLife, Inc., 4.550% due 3/23/30	3,797,826
		8,502,096
	Media - Broadcasting & Publishing — 2.0%
7,000,000	Comcast Corp., 3.150% due 2/15/28	6,306,795
	Pharmaceuticals — 2.4%
5,000,000	Johnson & Johnson, 2.450% due 9/1/60	2,825,502
5,000,000	Merck & Co., Inc., 2.750% due 2/10/25	4,776,936
		7,602,438
	TOTAL CORPORATE NOTES (Cost $85,330,605)	72,713,708
U.S. TREASURY BILL* — 0.6%
2,000,000	U.S. Treasury Bill, 3.497% due 03/9/23	1,970,240
	TOTAL U.S. TREASURY BILL (Cost $1,975,584)	1,970,240
U.S. TREASURY NOTES/BONDS* — 31.9%
4,000,000	U.S. Treasury Bonds, 6.625% due 2/15/27	4,346,875
7,000,000	U.S. Treasury Bonds, 3.500% due 2/15/39	6,355,234
4,000,000	U.S. Treasury Bonds, 3.125% due 11/15/41	3,319,844
5,000,000	U.S. Treasury Bonds, 3.250% due 5/15/42	4,227,344
9,000,000	U.S. Treasury Bonds, 3.750% due 11/15/43	8,125,664
See Notes to Financial Statements.
135

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Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
U.S. TREASURY NOTES/BONDS* — (Continued)
$10,000,000	U.S. Treasury Bonds, 2.250% due 8/15/46	$ 6,767,969
9,000,000	U.S. Treasury Bonds, 3.000% due 5/15/47	7,079,414
4,000,000	U.S. Treasury Notes, 1.625% due 5/31/23[1]	3,933,125
5,000,000	U.S. Treasury Notes, 3.000% due 7/31/24	4,866,602
9,000,000	U.S. Treasury Notes, 2.875% due 5/31/25	8,648,438
10,000,000	U.S. Treasury Notes, 1.875% due 7/31/26	9,142,187
6,000,000	U.S. Treasury Notes, 2.250% due 8/15/27	5,475,938
5,000,000	U.S. Treasury Notes, 3.125% due 11/15/28	4,699,219
8,000,000	U.S. Treasury Notes, 2.750% due 5/31/29	7,325,312
10,000,000	U.S. Treasury Notes, 3.250% due 6/30/29	9,442,187
10,000,000	U.S. Treasury Notes, 1.875% due 2/15/32	8,315,625
	TOTAL U.S. TREASURY NOTES/BONDS (Cost $119,030,893)	102,070,977
REPURCHASE AGREEMENT* — 0.4%
1,239,627	With Fixed Income Clearing Corp., dated 10/31/22, 1.00%, principal and interest in the amount of $1,239,662, due 11/1/22, (collateralized by a U.S. Treasury Note with a par value of $1,066,500, coupon rate of 0.625%, due 04/15/2023, market value of $1,264,481)	1,239,627
	TOTAL REPURCHASE AGREEMENT (Cost $1,239,627)	1,239,627
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.0%
9,685,150	State Street Navigator Securities Lending Government Money Market Portfolio[4]	9,685,150
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $9,685,150)	9,685,150
TOTAL INVESTMENTS (Cost $378,836,265)	102.3%	$327,271,960
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.3)	(7,499,318)
NET ASSETS	100.0%	$319,772,642

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents current face amount at October 31, 2022.
[3]	Floating Rate Bond. Rate shown is as of October 31, 2022.
[4]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
136

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Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2022
SECTOR DIVERSIFICATION
On October 31, 2022, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
Sector:
U.S. Treasury Notes/Bonds	31.9%	$ 102,070,977
Corporate	22.7	72,713,708
Federal National Mortgage Association	18.7	59,461,443
Federal Home Loan Mortgage Corporation	15.1	48,207,697
Federal Home Loan Bank	9.8	31,498,603
U.S. Treasury Bill	0.6	1,970,240
Government National Mortgage Association	0.1	424,515
TOTAL	98.9%	$316,347,183
REPURCHASE AGREEMENT	0.4	1,239,627
INVESTMENT OF SECURITY LENDING COLLATERAL	3.0	9,685,150
TOTAL INVESTMENTS	102.3%	$327,271,960
See Notes to Financial Statements.
137

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2022
Face Amount		Value
CORPORATE NOTES* — 1.8%
	Health Care Services — 1.8%
$1,000,000	CommonSpirit Health, 6.073% due 11/1/27	$ 1,001,639
	TOTAL CORPORATE NOTES (Cost $1,000,000)	1,001,639
MUNICIPAL BONDS* — 95.7%
	Alabama — 2.0%
185,000	Black Belt Energy Gas District, AL, Revenue Bonds, Series A, 4.000% due 12/1/48[1]	183,898
150,000	Black Belt Energy Gas District, AL, Revenue Bonds, Series D1, 4.000% due 12/1/24	148,734
225,000	City of Birmingham, AL, General Obligation Limited, Prerefunded 09/01/25 @100, 5.000% due 3/1/45	235,495
230,000	City of Homewood, AL, General Obligation Unlimited, Warrants, Refunding, 5.000% due 9/1/26	243,552
200,000	County of Mobile, AL, General Obligation Unlimited, Warrants, Refunding, Series B, 5.000% due 8/1/26	211,552
100,000	Southeast Energy Authority, AL, Cooperative District, Project No.1, Revenue Bonds, Series A, 4.000% due 10/1/23	99,444
		1,122,675
	Arizona — 1.6%
200,000	City of Phoenix, AZ, Civic Improvement Corp, Revenue Bonds, Series A, 5.000% due 7/1/26	206,713
250,000	City of Phoenix, AZ, Civic Improvement Corp., Junior Line Airport, Revenue Bonds, AMT, Series B, 5.000% due 7/1/23	252,114
175,000	City of Yuma, AZ, Revenue Bonds, Refunding, 4.000% due 7/1/23	175,814
250,000	Pima County Unified School District No. 10 Amphitheater, AZ, General Obligation, Refunding, 5.000% due 7/1/26	263,270
		897,911
	California — 6.5%
320,000	California Health Facilities Financing Authority, Revenue Bonds, Series A, Prerefunded 11/15/25 @ 100, 3.250% due 11/15/36	319,698
400,000	California Infrastructure and Economic Development Bank, Revenue Bonds, Refunding, 4.000% due 4/1/26	410,917
350,000	City of Los Angeles, CA, Department of Airports, Revenue Bonds, AMT, Series D, 5.000% due 5/15/23	352,322
500,000	City of Los Angeles, CA, Department of Airports, Revenue Bonds, Refunding, AMT, Series A, 5.000% due 5/15/25	514,917
200,000	Foothill-De Anza Community College District, CA, General Obligation Unlimited, Refunding Bonds, 4.000% due 8/1/25	204,494
450,000	Golden State Tobacco Securitization Corp, CA, Revenue Bonds, Taxable Refunding, (State Appropriations), 1.400% due 6/1/25	409,497
350,000	San Francisco City & County Airport Comm-San Francisco International Airport, CA, Revenue Bonds, Series A, 5.000% due 5/1/25	364,028
315,000	San Francisco Unified School District, CA, General Obligation Unlimited, Proposition A, Series F&C, 5.000% due 6/15/26	323,520
180,000	Santa Barbara Unified School District, CA, General Obligation Unlimited, Refunding, Series B, 5.000% due 8/1/25	188,794
605,000	State of California, General Obligation Unlimited, 5.000% due 3/1/26	628,575
		3,716,762
	Colorado — 1.6%
200,000	City & County of Denver, CO, Airport System Revenue, Revenue Bonds, Refunding, Series D, 5.000% due 11/15/31[1]	200,073
See Notes to Financial Statements.
138

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Colorado — (Continued)
$ 750,000	E-470 Public Highway Authority, CO, Revenue Bonds, Variable Refunding, Series B, (SOFR*0.67+0.35%), 2.394% due 9/1/39[2]	$ 738,610
		938,683
	Connecticut — 4.9%
750,000	Connecticut State Health and Educational Facilities Authority, Revenue Bonds, Series 2014A, 1.100% due 7/1/48[1]	744,264
500,000	State of Connecticut, General Obligation Unlimited, Series D, 5.000% due 9/15/26	529,172
500,000	State of Connecticut, Special Tax Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 1/1/23	501,429
500,000	State of Connecticut, Special Tax Revenue, Revenue Bonds, Series A, 5.000% due 8/1/26	521,381
250,000	University of Connecticut, Revenue Bonds, Refunding, Series A, 5.000% due 11/15/23	250,348
250,000	University of Connecticut, Revenue Bonds, Series A, 5.000% due 8/15/26	252,799
		2,799,393
	Delaware — 0.4%
250,000	Delaware River & Bay Authority, DE, Revenue Bonds, Refunding, 5.000% due 1/1/24	254,578
	District Of Columbia — 1.8%
1,000,000	Metropolitan Washington Airports Authority Aviation Revenue, DC, Revenue Bonds, AMT, Refunding, Series A, 5.000% due 10/1/24	1,022,428
	Florida — 10.8%
275,000	Central Florida Expressway Authority, Senior Line, Revenue Bonds, Series A, 5.000% due 7/1/23	277,886
335,000	County of Broward, FL, Airport System Revenue, Revenue Bonds, AMT, Series A, Prerefunded 10/01/23 @ 100, 5.250% due 10/1/27	340,567
500,000	County of Broward, FL, Port Facilities Revenue, Revenue Bonds, AMT, Refunding, Subordinate Bond, Series D, 5.000% due 9/1/24	511,211
200,000	County of Miami-Dade, FL, Aviation Revenue, Revenue Bonds, Refunding, 5.000% due 10/1/23	202,824
250,000	County of Miami-Dade, FL, Aviation Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/25	259,233
955,000	County of Miami-Dade, FL, Seaport Department, Revenue Bonds, Prerefunded, Series A, 5.500% due 10/1/25	973,866
175,000	Florida Department of Management Services, Certificate of Participation, Series A, 5.000% due 11/1/25	183,309
250,000	Hillsborough County School Board, FL, Master Lease Program,Certificate Participation, Refunding, 5.000% due 7/1/26	259,342
385,000	Hillsborough County School Board, FL, Revenue Bonds, Refunding, (AGMC Insured), 5.000% due 10/1/23	390,679
390,000	Manatee County Port Authority, FL, Revenue Bonds,Taxable Refunding, 0.619% due 10/1/24	360,629
515,000	Miami-Dade County Expressway Authority, FL, Revenue Bonds, Refunding, Series B, 5.000% due 7/1/28	524,421
500,000	Orange County School Board, FL, Certificate of Participation, Refunding, 5.000% due 8/1/26	526,718
	Orlando Utilities Commission, FL, Revenue Bonds, Refunding, Series A:
535,000	5.000% due 10/1/23	543,520
275,000	5.000% due 10/1/25	287,402
260,000	School Board of Miami-Dade County, FL, Certificate Participation, Refunding, Series D, 5.000% due 2/1/26	271,559
See Notes to Financial Statements.
139

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)
$ 245,000	School District of Broward County, FL, Certificate Participation, Refunding, (BAM-TCRS Insured), 5.000% due 7/1/23	$ 247,410
		6,160,576
	Georgia — 0.2%
105,000	Municipal Electric Authority of Georgia, Project No.1, Revenue Bonds, Taxable Refunding, Series B, 1.421% due 1/1/25	97,083
	Illinois — 8.0%
500,000	Chicago O’Hare International Airport, IL, Revenue Bonds, Refunding, 5.000% due 1/1/24	506,581
250,000	City of Chicago, IL, General Obligation Unlimited, Refunding, Series A, 5.000% due 1/1/24	250,820
300,000	Cook County School District No. 100 South Berwyn, IL, General Obligation Unlimited, Refunding, (BAM Insured), 4.000% due 12/1/23	301,651
500,000	County of Cook, IL, General Obligation Unlimited, Refunding, Series B, 4.000% due 11/15/23	502,655
500,000	DeKalb County Community Unit School District No. 428 DeKalb, IL, General Obligation Unlimited, Refunding, 5.000% due 1/1/24	509,213
325,000	Illinois Finance Authority, Revenue Bonds, 5.000% due 1/1/25	336,440
150,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Centre, Series A, 5.000% due 11/15/23	152,310
255,000	McHenry County Conservation District, IL, General Obligation Unlimited, Refunding, 5.000% due 2/1/24	260,172
500,000	State of Illinois, General Obligation Unlimited, Refunding, Series C, 4.000% due 3/1/24	497,878
	State of Illinois, General Obligation Unlimited, Series A:
350,000	5.000% due 12/1/24	352,942
400,000	5.000% due 3/1/25	403,121
500,000	State of Illinois, Sales Tax Revenue, Revenue Bonds, Series B, 0.941% due 6/15/24	465,201
		4,538,984
	Indiana — 0.5%
250,000	Hanover Middle School Building Corp, IN, Redunding and Improvement Bonds, Revenue Bonds, Refunding, (State Intercept Program), Series A, 5.000% due 1/15/26	261,517
	Kansas — 0.7%
375,000	Wyandotte County-Kansas City Unified Government, KS, General Obligation Unlimited, Series A, (AGMC Insured), 4.000% due 8/1/24	378,866
	Kentucky — 2.8%
435,000	Kentucky Public Energy Authority, Revenue Bonds, Series A, 4.000% due 4/1/48[1]	429,709
185,000	Kentucky State Property & Building Commission, Revenue Bonds, Refunding, Project No. 108, Series B, 5.000% due 8/1/24	190,113
285,000	Kentucky State Property & Building Commission, Revenue Bonds, Refunding, Project No. 112, Series B, (State Appropriations), 5.000% due 11/1/24	293,143
250,000	Kentucky State Property & Building Commission, Revenue Bonds, Refunding, Project No. 127, Series B, 3.887% due 6/1/23	248,115
	Louisville & Jefferson County Metropolitan Government, KY, Health System Revenue, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 10/1/23	303,559
125,000	5.000% due 10/1/24	127,664
		1,592,303
See Notes to Financial Statements.
140

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Louisiana — 0.4%
$ 250,000	Jefferson Parish Consolidated Waterworks District No 2, LA, Revenue Bonds, Refunding, (BAM Insured), 4.000% due 2/1/26	$ 254,902
	Maryland — 0.6%
300,000	University System of Maryland, Revenue Bonds, Series A, 5.000% due 4/1/26	316,431
	Michigan — 4.1%
500,000	Eaton Rapids Public Schools, MI, General Obligation Unlimited, Refunding (QSBLF Insured), 4.000% due 5/1/25	506,712
500,000	Hazel Park School District, MI, General Obligation Unlimited, Refunding (QSBLF Insured), 4.000% due 5/1/24	502,936
425,000	Maple Valley Schools, MI, General Obligation Unlimited, Refunding (QSBLF Insured), 4.000% due 5/1/23	426,431
200,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/23	201,667
200,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series MI-1, 5.000% due 12/1/23	203,352
500,000	Michigan Finance Authority, Revenue Bonds, Series 2019B, 3.500% due 11/15/44[1]	500,006
		2,341,104
	Minnesota — 2.8%
	Minneapolis-St Paul Metropolitan Airports Commission, MN, Revenue Bonds, AMT, Refunding, Series B:
500,000	5.000% due 1/1/25	509,211
1,065,000	5.000% due 1/1/26	1,089,446
		1,598,657
	Mississippi — 0.5%
250,000	Mississippi Development Bank, Jackson Public School District, Revenue Bond, General Obligation (BAM Insured), 5.000% due 10/1/24	257,051
	Nebraska — 0.7%
400,000	City of Lincoln, NE, Electric System Revenue, Revenue Bonds, Refunding, 5.000% due 9/1/26	422,536
	Nevada — 1.0%
210,000	Clark County School District, NV, General Obligation Limited, Refunding, Series A, 5.000% due 6/15/24	215,079
240,000	Clark County School District, NV, General Obligation Limited, Series D, 5.000% due 6/15/24	245,804
125,000	State of Nevada, General Obligation Limited, Refunding, Series H1, 5.000% due 6/1/24	126,246
		587,129
	New Jersey — 3.4%
300,000	Maple Shade Township School District, NJ, General Obligation Unlimited, Refunding, (SBRF Insured), 5.000% due 10/1/25	312,513
195,000	New Jersey Economic Development Authority, Revenue Bonds, Refunding, Series B, 4.000% due 11/1/25	195,313
200,000	New Jersey Economic Development Authority, Revenue Bonds, Refunding, Series II, 5.000% due 3/1/23	200,680
375,000	New Jersey Economic Development Authority, State Government Building Project, Revenue Bonds, Series A, 5.000% due 6/15/25	384,818
500,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, 5.000% due 6/15/24	510,112
155,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series A, 4.000% due 12/15/23	155,473
180,000	New Jersey Turnpike Authority, Revenue Bonds, Series B, 5.000% due 1/1/23	180,490
		1,939,399
See Notes to Financial Statements.
141

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Mexico — 0.6%
$ 335,000	State of New Mexico Severance Tax Permanent Fund, Revenue Bonds, Refunding, Series B, 4.000% due 7/1/24	$ 339,020
	New York — 6.3%
300,000	City of New York, NY, General Obligation Unlimited, Refunding, Series C, 5.000% due 8/1/25	313,046
260,000	City of New York, NY, General Obligation Unlimited, Series C, 5.000% due 8/1/26	274,924
425,000	Long Island Power Authority, NY, Revenue Bonds, 5.000% due 9/1/26	450,041
185,000	New York City Transitional Finance Authority Future Tax Secured Revenue, NY, Revenue Bonds, Series D-S, 5.000% due 11/1/26	195,764
125,000	New York State Dormitory Authority, Personal Income Tax, Revenue Bonds, Refunding, Series A, Escrowed to Maturity, 4.000% due 12/15/22	125,139
250,000	New York State Dormitory Authority, Revenue Bonds, Refunding, Series A, 5.000% due 3/15/25	259,182
225,000	New York State Dormitory Authority, Revenue Bonds, Refunding, Series A, Escrowed to Maturity, 5.000% due 3/15/24	230,540
	New York State Dormitory Authority, Sales Tax Revenue, Revenue Bonds, Series 2015B-A:
210,000	5.000% due 3/15/23	211,452
150,000	5.000% due 3/15/24	153,552
500,000	New York State Urban Development Corp., Personal Income Tax, Revenue Bonds, Refunding, 5.000% due 3/15/24	511,894
200,000	Port Authority of New York & New Jersey, Revenue Bonds, AMT, Refunding, Series 226, 5.000% due 10/15/23	202,095
500,000	Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Series 231, 5.000% due 8/1/27	518,271
150,000	Port Authority of New York & New Jersey, Revenue Bonds, Series 179, 5.000% due 12/1/26	152,802
		3,598,702
	North Carolina — 0.5%
250,000	City of Charlotte, NC, General Obligation Unlimited, Series A, 5.000% due 6/1/24	256,886
	Ohio — 2.9%
	City of Akron, OH, Income Tax Revenue, Revenue Bonds:
355,000	4.000% due 12/1/22	355,239
360,000	4.000% due 12/1/23	362,933
265,000	Miami University, OH, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/24	272,743
325,000	Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding, 5.000% due 10/1/23	329,735
340,000	State of Ohio, Hospital Facilities Revenue, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/26	355,284
		1,675,934
	Oregon — 1.0%
350,000	City of Portland, OR, Sewer System Revenue, Revenue Bonds, Series A, 5.000% due 5/1/26	369,605
195,000	Washington Clackamas & Yamhill Counties School District No. 88J, OR, General Obligation Unlimited, Refunding, (School Bond Guaranty), 5.000% due 6/15/24	200,336
		569,941
	Pennsylvania — 11.9%
500,000	Allegheny County Higher Education Building Authority, PA, Revenue Bonds, (SOFR*0.70+0.29%), 2.425% due 2/1/33[2]	473,276
See Notes to Financial Statements.
142

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
	Allegheny County Hospital Development Authority, PA, Revenue Bonds, Refunding, University of Pittsburgh Medical Center, Series A:
$ 300,000	5.000% due 7/15/23	$ 303,216
325,000	5.000% due 7/15/25	336,451
250,000	Allegheny County Sanitary Authority, PA, Revenue Bonds, Refunding, (AGMC Insured), 5.000% due 12/1/25	262,091
215,000	Bensalem Township School District, PA, General Obligation Limited, Taxable Refunding (State Aid Withholding), 1.972% due 6/1/24	205,452
160,000	Bensalem Township School District, PA, General Obligation Limited, Taxable Refunding, Series B (State Aid Withholding), 1.917% due 6/1/23	157,287
515,000	City of Philadelphia, PA, Airport Revenue, Revenue Bonds, AMT, Refunding, Series B, 5.000% due 7/1/24	523,589
500,000	City of Philadelphia, PA, General Obligation Unlimited, Series A, 5.000% due 5/1/26	522,120
400,000	County of Lehigh, PA, General Purpose Hospital, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/23	403,540
125,000	Cumberland County Municipal Authority, PA, Revenue Bonds, 5.000% due 11/1/26	129,810
750,000	Delaware Valley Regional Finance Authority, PA, Revenue Bonds, Series B, 5.000% due 11/1/24	772,891
425,000	Montgomery County Higher Education and Health Authority, PA, Revenue Bonds, Refunding, Thomas Jefferson University Project, 5.000% due 9/1/23	429,622
100,000	Montgomery County Industrial Development Authority, PA, Revenue Bonds, Refunding, Waverly Heights Ltd. Project, 4.000% due 12/1/22	100,007
400,000	New Castle Area School District, PA, General Obligation Limited, Refunding, (BAM Insured, State Aid withholding), 3.000% due 3/1/23	399,286
500,000	Pennsbury School District, PA, General Obligation Limited, Refunding (State Aid Withholding), 4.000% due 8/1/25	508,338
525,000	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Revenue Bonds, Refunding, Series B, 4.000% due 12/1/23	528,388
190,000	Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Series A-2, 5.000% due 12/1/24	196,564
105,000	Public Parking Authority of Pittsburgh, PA, Revenue Bonds, Prerefunded, Series A, Escrowed to Maturity, 5.000% due 12/1/23	106,883
195,000	Public Parking Authority of Pittsburgh, PA, Revenue Bonds, Unrefunded, Series A, Unrefunded portion, 5.000% due 12/1/23	197,604
200,000	School District of Philadelphia, PA, General Obligation Limited, Series A (State Aid Withholding), 5.000% due 9/1/23	202,454
		6,758,869
	South Carolina — 1.5%
250,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/24	256,354
400,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/24	410,167
200,000	South Carolina Public Service Authority, Revenue Bonds, Series B, 5.000% due 12/1/24	205,084
		871,605
	Tennessee — 0.8%
200,000	County of Maury, TN, General Obligation Unlimited, Refunding, 5.000% due 4/1/25	207,901
250,000	Memphis-Shelby County Airport Authority, TN, Revenue Bonds, Refunding, Series C, 5.000% due 7/1/23	251,885
		459,786
See Notes to Financial Statements.
143

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — 8.5%
$ 310,000	Arlington Higher Education Finance Corp., TX, Revenue Bonds, Series A, (PSF Guaranteed), 5.000% due 8/15/23	$ 314,074
100,000	Central Texas Regional Mobility Authority, Revenue Bonds, Taxable Refunding, Series C, 1.345% due 1/1/24	95,672
260,000	City of Grand Prairie, TX, Sales and USE Tax, Revenue Bonds, 3.000% due 2/15/24	257,211
170,000	City of Houston, TX, Airport System Revenue, Revenue Bonds, AMT, Refunding, Series C, 5.000% due 7/1/24	172,479
425,000	City of Houston, TX, Airport System Revenue, Revenue Bonds, Refunding, Series D, 5.000% due 7/1/26	446,065
500,000	Dallas Fort Worth International Airport, TX, Revenue Bonds, Refunding, Series A, 5.000% due 11/1/24	513,896
400,000	Glen Rose Independent School District Unlimited, TX, General Obligation Unlimited, Refunding Bonds, Series 2020, (PSF Guaranteed), 5.000% due 8/15/24	411,563
225,000	Houston Community College system, TX, General Obligation Limited, 5.000% due 2/15/23	226,197
1,000,000	Lower Colorado River Authority, TX, Revenue Bonds, Refunding, Series 2022, 5.000% due 5/15/24	1,023,505
230,000	North Texas Municipal Water District, Revenue Bonds, Refunding and Improvement Bonds, 5.000% due 6/1/24	236,120
555,000	North Texas Tollway Authority, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/23	556,623
200,000	Pleasanton Independent School District, TX, General Obligation Unlimited, (PSF Guaranteed), 5.000% due 8/15/23	202,722
400,000	Sunnyvale Independent School District, TX, General Obligation Unlimited, Refunding, Series A, (PSF Guaranteed), 5.000% due 2/15/24	408,809
		4,864,936
	Virginia — 2.2%
1,000,000	County of Loudoun, VA, General Obligation Unlimited, Refunding, Series B, (State Aid Withholding), 5.000% due 12/1/23	1,019,214
250,000	Greater Richmond Convention Center Authority, VA, Revenue Bonds, Refunding, 5.000% due 6/15/23	252,614
		1,271,828
	Washington — 1.5%
350,000	Chelan County Public Utility District No 1, WA, Revenue Bonds, Refunding, Series A, (NPFG Insured), 0.000% due 6/1/23[3]	342,943
500,000	Clark County Public Utility District No. 1 Generating System Revenue, WA, Revenue Bonds, 5.000% due 1/1/24	509,098
		852,041
	Wisconsin — 2.3%
215,000	City of Eau Claire, WI, General Obligation Unlimited, Refunding, Series D, 1.400% due 4/1/24	206,832
300,000	City of Milwaukee, WI, General Obligation Unlimited, Refunding, Series N-4, 5.000% due 4/1/25	309,456
	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding:
250,000	5.000% due 11/15/23	253,977
220,000	5.000% due 11/15/25	226,065
300,000	5.000% due 11/15/26	307,396
		1,303,726
	Wyoming — 0.4%
200,000	Wyoming Community Development Authority, Revenue Bonds, Series 1, 1.950% due 12/1/22	199,772
	TOTAL MUNICIPAL BONDS (Cost $56,074,992)	54,522,014
See Notes to Financial Statements.
144

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
REPURCHASE AGREEMENT* — 0.4%
$ 235,803
With Fixed Income Clearing Corp., dated 10/31/22, 1.00%, principal and interest in the amount of $235,809, due 11/1/22, (collateralized by a U.S. Treasury Note with a par value of $202,900, coupon rate of 0.625%, due 04/15/2023, market value of $240,566)
		$ 235,803
TOTAL REPURCHASE AGREEMENT (Cost $235,803)		235,803
TOTAL INVESTMENTS (Cost $57,310,795)	97.9%	$55,759,456
OTHER ASSETS IN EXCESS OF LIABILITIES	2.1	1,203,954
NET ASSETS	100.0%	$56,963,410

*	Percentages indicated are based on net assets.
[1]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of October 31, 2022.
[2]	Floating Rate Bond. Rate shown is as of October 31, 2022.
[3]	Zero Coupon Bond.

Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
AMT — Alternative Minimum Tax
BAM — Build America Mutual
NPFG — National Public Finance Guarantee Corporation
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
SBRF — School Bond Reserve Fund
See Notes to Financial Statements.
145

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2022
SECTOR DIVERSIFICATION
On October 31, 2022, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
SECTOR:
Municipal Bonds	95.7%	$ 54,522,014
Corporate Notes	1.8	1,001,639
TOTAL	97.5%	$55,523,653
REPURCHASE AGREEMENT	0.4	235,803
TOTAL INVESTMENTS	97.9%	$55,759,456
See Notes to Financial Statements.
146

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2022
Face Amount		Value
CORPORATE NOTES* — 0.6%
	Lodging — 0.6%
$ 1,000,000	Wild Rivers Water Park, 8.500% due 11/1/51	$ 865,000
	TOTAL CORPORATE NOTES (Cost $842,928)	865,000
MUNICIPAL BONDS* — 96.8%
	Alabama — 1.7%
500,000	County of Jefferson, AL, Sewer Revenue, Revenue Bonds, Warrants, Series B, (AGMC Insured), 0.000% due 10/1/25[1]	444,851
1,070,000	County of Jefferson, AL, Sewer Revenue, Revenue Bonds, Warrants, Series D, 6.000% due 10/1/42	1,141,029
500,000	County of Jefferson, AL, Sewer Revenue, Revenue Bonds, Warrants, Series E, 0.000% due 10/1/34[1]	215,420
500,000	Montgomery Medical Clinic Board, AL, Health Care Facility Revenue, Revenue Bonds, Refunding, 5.000% due 3/1/30	472,652
500,000	Sumter County Industrial Development Authority, AL, Exempt Facilities Revenue, Revenue Bonds, 6.000% due 7/15/52	451,436
		2,725,388
	Alaska — 0.1%
1,675,000	Northern Tobacco Securitization Corp., AK, Revenue Bonds, Refunding, Series B-2, 0.000% due 6/1/66[1]	145,866
	Arizona — 4.1%
555,000	Arizona Industrial Development Authority, Economic Development Revenue, Revenue Bonds, Series A, 7.750% due 7/1/50[2]	486,878
500,000	Arizona Industrial Development Authority, Economic Development Revenue, Revenue Bonds, Series C, 6.750% due 7/1/30[2]	424,277
300,000	Arizona Industrial Development Authority, Education Revenue, Basis Schools Projects, Revenue Bonds, Refunding, Series A, 5.250% due 7/1/47[2]	280,708
250,000	Arizona Industrial Development Authority, Education Revenue, Cadence Campus Project, Revenue Bonds, Series A, 4.000% due 7/15/50[2]	178,568
315,000	Arizona Industrial Development Authority, Education Revenue, Macombs Fac Project, Revenue Bonds, Series A, 4.000% due 7/1/36	267,010
500,000	Arizona Industrial Development Authority, Education Revenue, Revenue Bonds, Refunding, Series A, 4.000% due 7/1/42	395,470
	Arizona Industrial Development Authority, Education Revenue, Revenue Bonds, Series A:
250,000	5.000% due 7/1/49[2]	210,520
125,000	5.000% due 7/15/49[2]	105,390
300,000	Arizona Industrial Development Authority, Education Revenue, Revenue Bonds, Series B, 5.500% due 7/1/38[2]	295,951
25,000	Florence Town, Inc., AZ, Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds, Escrowed to Maturity, 5.000% due 7/1/23[2]	25,251
250,000	Glendale Industrial Development Authority, AZ, Senior Living Facility, Revenue Bonds, Refunding, 5.000% due 5/15/39	227,916
	Industrial Development Authority of the City of Phoenix, AZ, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding:
500,000	5.000% due 7/1/35[2]	484,461
250,000	5.000% due 7/1/45[2]	226,395
	Industrial Development Authority of the City of Phoenix, AZ, Education Revenue, Legacy Traditional Schools Project, Revenue Bonds, Series A:
135,000	5.750% due 7/1/24[2]	136,179
500,000	6.750% due 7/1/44[2]	515,129
500,000	Industrial Development Authority of the City of Phoenix, AZ, Education Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[2]	441,216
See Notes to Financial Statements.
147

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Arizona — (Continued)
$ 110,000	Industrial Development Authority of the County of Pima, AZ, Education Revenue, Revenue Bonds, Refunding, 4.000% due 6/15/41[2]	$ 82,488
290,000	La Paz County Industrial Development Authority, AZ, Revenue Bonds,Series A, 5.000% due 2/15/46[2]	228,816
750,000	Maricopa County Industrial Development Authority, AZ, Educational Revenue, Paradise Schools Project, Revenue Bonds, Refunding, 5.000% due 7/1/36[2]	706,001
375,000	Maricopa County Industrial Development Authority, AZ, Revenue Bonds, Series A, 6.000% due 7/1/52[2]	376,390
150,000	Tempe Industrial Development Authority, AZ, Revenue Bonds, 5.000% due 12/1/54	120,161
250,000	Tempe Industrial Development Authority, AZ, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/38	192,170
		6,407,345
	California — 6.5%
2,500,000	California Community Housing Agency, Revenue Bonds, Series A-2, 0.000% due 8/1/65[1,2]	110,554
1,000,000	California Community Housing Agency, Revenue Bonds, Series B, 5.500% due 2/1/40[2]	832,613
250,000	California Community Housing Agency, Verdant at Green Valley Project, Revenue Bonds, Series A, 5.000% due 8/1/49[2]	206,811
285,838	California Housing Finance Agency, Revenue Bonds, Series A-1, 4.250% due 1/15/35	272,092
335,311	California Housing Finance Agency, Revenue Bonds, Series A-3, 3.145% due 8/20/36	274,459
1,875,000	California Infrastructure & Economic Development Bank, Cabs-Sub-WFCS- Portfolio Project, Revenue Bonds, Series B, 0.000% due 1/1/61[1,2]	77,023
	California Municipal Finance Authority, Educational Revenue, Revenue Bonds, Refunding, Series A:
360,000	5.000% due 6/1/36	358,988
500,000	5.000% due 6/1/46	466,468
300,000	California Municipal Finance Authority, Higher Education Revenue, Revenue Bonds, Series A, 5.000% due 11/1/46[2]	278,262
750,000	California Municipal Finance Authority, Student Housing Revenue Bonds, Series 2021, (BAM Insured), 3.000% due 5/15/51	478,844
335,000	California School Finance Authority, Rocketship Education Obligated Group, Revenue Bonds, Series A, 5.250% due 6/1/52[2]	292,899
250,000	California Statewide Communities Development Authority, CHF Irvine LLC, Revenue Bonds, Refunding, 5.000% due 5/15/29	254,449
500,000	California Statewide Communities Development Authority, Revenue Bonds, Series A, 5.250% due 12/1/56[2]	454,056
645,000	California Statewide Communities Development Authority, Student Housing Revenue, Revenue Bonds, 4.305% due 7/1/32	560,494
110,000	Chino Valley Unified School District, CA, General Obligation Unlimited, Election of 2016, Series C, 0.000% due 8/1/35[1]	61,259
250,000	City & County of San Francisco, CA, Community Facilities District No. 2016, Revenue Bond, Series 2022-A, 4.000% due 9/1/42[2]	207,307
465,000	CMFA Special Finance Agency XII, CA,Revenue Bonds, Series A-1, 3.250% due 2/1/57[2]	288,213
	CSCDA Community Improvement Authority, CA, Revenue Bonds, Series A-2:
500,000	3.250% due 7/1/56[2]	298,135
390,000	3.250% due 4/1/57[2]	242,896
500,000	3.125% due 6/1/57[2]	299,795
875,000	4.000% due 6/1/58[2]	620,850
100,000	CSCDA Community Improvement Authority, CA, Revenue Bonds, Series B, 4.000% due 12/1/56[2]	64,244
	Hastings Campus Housing Finance Authority, CA, Revenue Bonds, Series A:
600,000	5.000% due 7/1/45[2]	492,134
500,000	5.000% due 7/1/61[2]	381,369
See Notes to Financial Statements.
148

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	California — (Continued)
$ 720,000	Madera Unified School District, CA, General Obligation Unlimited, (NPFG Insured), 0.000% due 5/1/30[1]	$ 530,065
250,000	River Islands Public Financing Authority, CA, Special Tax, Series 1, 4.000% due 9/1/41	208,345
500,000	River Islands Public Financing Authority, CA, Special Tax, Series A, 5.000% due 9/1/48	468,419
500,000	River Islands Public Financing Authority, CA, Special Tax, Series B, 5.750% due 9/1/52	441,652
1,000,000	Riverside County Redevelopment Successor Agency, CA, Tax Allocation, Series B, 0.000% due 10/1/39[1]	420,048
200,000	Seal Beach Community Facilities District No. 2005-1, CA, Special Tax, Refunding, 3.000% due 9/1/29	176,434
		10,119,177
	Colorado — 8.9%
500,000	Amber Creek Metropolitan District, CO, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/47	421,427
500,000	Arkansas River Power Authority, CO, Power Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/33	497,865
500,000	Banning Lewis Ranch Metropolitan District No. 8, CO, General Obligation Limited, Series A, 4.875% due 12/1/51[2]	364,774
500,000	Base Village Metropolitan District No. 2, CO, General Obligation Limited, Refunding, Series A, 5.750% due 12/1/46	473,630
206,000	Bradburn Metropolitan District No. 2, CO, General Obligation Limited, Refunding, Series A, 4.000% due 12/1/28	190,909
525,000	Broadway Park North Metropolitan District No 2, CO, General Obligation Limited, 5.000% due 12/1/49[2]	446,199
740,000	Buffalo Ridge Metropolitan District, CO, General Obligation Limited, Series B, 7.375% due 12/15/47	660,676
500,000	Clear Creek Station Metropolitan District No. 2, CO, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/47	430,556
	Colorado Health Facilities Authority, Frasier Project, Revenue Bonds, Refunding, Series A:
55,000	4.000% due 5/15/41[3]	41,784
215,000	4.000% due 5/15/48[3]	149,757
500,000	Colorado Health Facilities Authority, Hospital Revenue, Christian Living Neighborhoods Project, Revenue Bonds, Refunding, 5.000% due 1/1/31	461,970
250,000	Colorado Health Facilities Authority, Hospital Revenue, Parkview Medical Center Project, Revenue Bonds, Series A, 4.000% due 9/1/50	184,727
	Colorado Health Facilities Authority, Hospital Revenue, Revenue Bonds, Refunding:
400,000	5.000% due 1/1/37	346,298
35,000	4.000% due 1/1/42	24,704
250,000	Colorado Health Facilities Authority, Revenue Bonds, 5.000% due 1/1/38	213,295
300,000	Copper Ridge Metropolitan District, CO, Revenue Bonds, 4.000% due 12/1/29	266,919
245,000	Denver Urban Renewal Authority, CO, Tax Allocation, Series A, 5.250% due 12/1/39[2]	237,469
590,000	DIATC Metropolitan District, CO, General Obligation Limited, 3.250% due 12/1/29[2]	502,407
490,000	Dinosaur Ridge Metropolitan District, CO, Special Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/49	409,406
1,000,000	Gardens on Havana Metropolitan District No. 3, CO, Revenue Bonds, Series A, 4.625% due 12/1/27	964,631
500,000	Hunters Overlook Metropolitan District No. 5, CO, General Obligation Limited, Series A, 5.000% due 12/1/49	417,285
500,000	Independence Metropolitan District No 3, CO, General Obligation Limited, Series A, 6.250% due 12/1/49	420,835
500,000	Leyden Ranch Metropolitan District, CO, General Obligation Unlimited, Series A, 5.125% due 12/1/47	432,971
See Notes to Financial Statements.
149

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Colorado — (Continued)
$ 750,000	Longs Peak Metropolitan District, CO, General Obligation Limited, Series 2021, 5.250% due 12/1/51[2]	$ 582,337
500,000	Parkside at City Centre Business Improvement District, CO, Company Special Revenue, Revenue Bonds, Series A, 6.250% due 12/1/48	442,290
200,000	Rampart Range Metropolitan District No. 5, CO, Revenue Bonds, 4.000% due 12/1/51	128,624
500,000	Senac South Metropolitan District No 1, CO, General Obligation Limited, Series A-3, 5.250% due 12/1/51	393,062
750,000	Southglenn Metropolitan District, CO, Special Revenue, General Obligation Limited, Refunding, 5.000% due 12/1/30	721,417
	Southlands Metropolitan District No. 1, CO, General Obligation Unlimited, Series A-2:
215,000	3.500% due 12/1/27	192,964
325,000	5.000% due 12/1/47	280,480
555,000	STC Metropolitan District No 2, CO, General Obligation Limited, Refunding, Series A, 3.000% due 12/1/25	515,960
520,000	Thompson Crossing Metropolitan District No. 4, CO, General Obligation Limited, Refunding, 3.500% due 12/1/29	453,078
160,000	Vauxmont Metropolitan District, CO, General Obligation Limited, Refunding, (AGMC Insured), 5.000% due 12/15/32	168,980
250,000	Vauxmont Metropolitan District, General, CO, Obligation Limited, Refunding, (AGMC Insured), 5.000% due 12/1/32	267,936
500,000	Waterfront at Foster Lake Metropolitan District No 2, CO, Revenue Bonds, Series 2022, 4.625% due 12/1/28	442,278
500,000	Westcreek Metropolitan District No 2, CO, General Obligation Limited, Series A, 5.375% due 12/1/48	436,822
500,000	Westerly Metropolitan District No. 4, CO, General Obligation Limited, Series A-1, 5.000% due 12/1/50	395,633
		13,982,355
	Connecticut — 0.9%
425,000	Connecticut State Health & Educational Facilities Authority, Church Home of Hartford, Inc. Project, Revenue Bonds, Series A, 5.000% due 9/1/53[2]	354,721
165,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds Refunding, Series G-1, 5.000% due 7/1/50[2]	135,467
125,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 1/1/55[2]	107,111
125,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Series E, 4.000% due 7/1/41	101,092
125,000	Harbor Point Infrastructure Improvement District, CT, Special Obligation Revenue, Tax Allocation, Harbor Point Project, Refunding, 5.000% due 4/1/30[2]	123,171
500,000	Mohegan Tribe of Indians of Connecticut, Gaming Authority, Revenue Bonds, Series A, 5.500% due 8/1/26[2]	500,817
45,000	SteelPoint Infrastructure Improvement District, CT, Special Obligation Tax Allocation, Steelpointe Harbor Project, 4.000% due 4/1/51[2]	33,433
		1,355,812
	District Of Columbia — 1.1%
3,415,000	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 0.000% due 6/15/46[1]	660,234
225,000	District of Columbia, KIPP Obligated Group, Revenue Bonds, Refunding, Series A, (MBIA Insured), 5.000% due 7/1/27	231,184
2,000,000	Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC, Revenue Bonds, Series B, (AGMC Insured), 0.000% due 10/1/40[1]	790,311
		1,681,729
See Notes to Financial Statements.
150

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Florida — 5.2%
$ 105,000	Alachua County Health Facilities Authourity, FL, Revenue Bonds, Series 2021, 4.000% due 10/1/40	$ 84,110
170,000	Capital Trust Agency Inc, FL, Educational Facilities Revenue, Advantage Academy of Hillsborough Projects, Revenue Bonds, Series A, 4.000% due 12/15/24	167,289
160,000	Capital Trust Agency Inc, FL, Educational Facilities Revenue, Viera Charter School, Inc. Project, Revenue Bonds, Series A, 5.000% due 10/15/37[2]	147,012
290,000	Capital Trust Agency Inc, FL, Revenue Bonds, Series A-1, 5.000% due 7/1/56[2]	241,386
6,500,000	Capital Trust Agency Inc, FL, Revenue Bonds, Series B, 0.000% due 7/1/61[1,2]	263,005
250,000	Capital Trust Agency Inc, FL, Viera Charter Schools Inc Project, Revenue Bonds, Series A, 5.000% due 10/15/49[2]	212,379
	City of Atlantic Beach, FL, Healthcare Facilities, Fleet Landing Project, Revenue Bonds, Series A:
505,000	5.000% due 11/15/33	502,873
250,000	5.000% due 11/15/53	230,096
500,000	City of Pompano Beach, FL, John Knox Vlg Project, Revenue Bonds, Series 2021-A, 4.000% due 9/1/56	342,930
250,000	Florida Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School, Inc. Projects, Revenue Bonds, Refunding, 6.000% due 8/15/57[2]	212,136
225,000	Florida Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School, Inc. Projects, Revenue Bonds, Refunding, Series A, 4.000% due 2/1/52	160,611
145,000	Florida Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School, Inc. Projects, Revenue Bonds, Refunding, Series C, 5.000% due 9/15/50[2]	121,875
100,000	Florida Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School, Inc. Projects, Revenue Bonds, Series 2022, 5.250% due 6/15/29[2]	94,743
900,000	Florida Housing Finance Corp., Revenue Bonds, Series 2, (GNMA/FNMA/FHLMC Insured), 3.000% due 7/1/52	844,834
300,000	Lakewood Ranch Stewardship District, FL, Special Assessment Revenue, Lakewood National & Polo Run Project, 5.375% due 5/1/47	280,170
285,000	Lee County Industrial Development Authority, FL, Healthcare Facilities, Healthpark Florida Inc Project, Revenue Bonds, Series A, 5.250% due 10/1/57	232,399
500,000	Lee County Industrial Development Authority, FL, Shell Point/Waterside Health Project, Revenue Bonds, 5.000% due 11/15/39	487,125
750,000	Orange County Health Facilities Authority, FL, Revenue Bonds, 5.000% due 8/1/40	753,940
55,000	Palm Beach County Health Facilities Authority, FL, Lifespace Communities, Revenue Bonds, Refunding, Series C, 5.000% due 5/15/25	54,792
	Palm Beach County Health Facilities Authority, FL, Revenue Bonds, Series A:
100,000	11.500% due 7/1/27[2]	95,823
145,000	5.000% due 6/1/55	124,715
5,000	Palm Beach County Health Facilities Authority, FL, Revenue Bonds, Series B, 5.000% due 11/15/42	4,658
	Sarasota County Health Facilities Authority, FL, Retirement Facilities Revenue, Village on the Isle Project, Revenue Bonds, Series A:
550,000	5.000% due 1/1/37	492,157
250,000	5.000% due 1/1/42	214,852
210,000	Sawyers Landing Community Development District, FL, Special Assessment, 4.250% due 5/1/53	163,203
500,000	Southeast Overtown Park, FL, West Community Redevelopment Agency, Tax Allocation, Series A-1, 5.000% due 3/1/30[2]	504,324
145,000	Town Center at Palm Coast Community Development District, FL, Special Assessment, 6.000% due 5/1/36	144,607
See Notes to Financial Statements.
151

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)
	Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment, Refunding:
$ 650,000	3.750% due 5/1/31	$ 575,699
500,000	4.125% due 5/1/37	447,540
		8,201,283
	Georgia — 0.9%
150,000	Atlanta Urban Redevelopment Agency, GA, Revenue Bonds, Series 2021, 3.625% due 7/1/42[2]	116,602
375,000	DeKalb County Housing Authority, GA, Senior Living Revenue, Revenue Bonds, Refunding, Series A, 5.250% due 1/1/54[2]	237,259
125,000	Development Authority of Monroe County, GA, Revenue Bonds, Series A, 1.500% due 1/1/39[4]	115,407
390,000	Georgia Housing & Finance Authority, Revenue Bonds, Refunding, Series A, 4.000% due 6/1/50	382,344
340,000	Macon-Bibb County Urban Development Authority, GA, Revenue Bonds, Series A, 5.750% due 6/15/37[2]	328,251
200,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds, Series A, 5.000% due 7/1/60	184,334
		1,364,197
	Guam — 0.4%
175,000	Guam Department of Education, Certificate Participation, Refunding, Series A, 5.000% due 2/1/40	156,440
	Territory of Guam, Revenue Bonds, Refunding, Series F:
105,000	4.000% due 1/1/36	88,560
500,000	4.000% due 1/1/42	391,557
		636,557
	Idaho — 1.1%
	Idaho Health Facilities Authority, Kootenai Health Project, Revenue Bonds, Series A:
250,000	4.375% due 7/1/34	243,238
500,000	4.750% due 7/1/44	476,422
250,000	Idaho Housing & Finance Association, Nonprofit Facilities Revenue, Compass Charter School Project, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/40[2]	230,394
735,000	Idaho Housing & Finance Association, Nonprofit Facilities Revenue, Compass Charter School Project, Revenue Bonds, Series A, 6.000% due 7/1/39[2]	759,103
		1,709,157
	Illinois — 8.0%
100,000	Chicago Board of Education, IL, General Obligation Unlimited, Refunding, Series A, 7.000% due 12/1/44	104,413
	Chicago Board of Education, IL, General Obligation Unlimited, Series A, (NPFG Insured):
150,000	0.000% due 12/1/23[1]	143,193
710,000	0.000% due 12/1/25[1]	616,736
170,000	5.500% due 12/1/26	176,026
550,000	0.000% due 12/1/29[1]	387,480
1,205,000	0.000% due 12/1/31[1]	754,295
1,150,000	Chicago Board of Education, IL, General Obligation Unlimited, Series B1, (NPFG Insured), 0.000% due 12/1/31[1]	719,866
500,000	Chicago Board of Education, IL, General Obligation Unlimited, Series H, 5.000% due 12/1/46	434,995
600,000	City of Chicago, IL, General Obligation Unlimited, (NPFG Insured), 0.000% due 1/1/31[1]	405,700
	City of Chicago, IL, General Obligation Unlimited, Refunding, Series C:
250,000	0.000% due 1/1/27[1]	207,437
435,000	0.000% due 1/1/31[1]	289,714
305,000	City of Chicago, IL, Wastewater Transmission Revenue, Revenue Bonds, Refunding, (NPFG Insured), 5.500% due 1/1/30	319,067
See Notes to Financial Statements.
152

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
$ 150,000	City of Chicago, IL, Waterworks Revenue, Revenue Bonds, Refunding, (AMBAC Insured), 5.750% due 11/1/30	$ 157,180
500,000	Cook County Community College District No. 508, IL, General Obligation Unlimited, 5.250% due 12/1/43	477,097
320,000	Illinois Finance Authority, Charter School Revenue, Refunding and Improvement, Chicago International Charter School Project, Revenue Bonds, 5.000% due 12/1/47	298,478
400,000	Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds, Refunding, 5.000% due 5/15/36	352,764
	Illinois Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, Series A:
250,000	5.000% due 7/1/35	205,410
500,000	5.000% due 7/1/47	359,525
355,000	Illinois Housing Development Authority, Revenue Bonds, Refunding, Series C, 3.500% due 8/1/46	346,735
	Illinois Housing Development Authority, Revenue Bonds, Series A, (FHLMC/ FNMA / GNMA Insured):
270,000	4.250% due 10/1/49	266,952
290,000	3.000% due 4/1/51	273,347
475,000	Illinois Sports Facilities Authority, Revenue Bonds, Refunding, 5.000% due 6/15/24	478,350
440,000	Illinois Sports Facilities Authority, State Tax Supported, Capital Apprec, Revenue Bonds, (AMBAC Insured), 0.000% due 6/15/26[1]	375,826
250,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Refunding, (BAM, NPFG Insured), 0.000% due 6/15/28[1]	195,016
525,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Refunding, Series B-1, (AGMC Insured), 0.000% due 6/15/27[1]	429,954
	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series A, (NPFG Insured):
485,000	0.000% due 6/15/31[1]	314,364
1,000,000	0.000% due 6/15/36[1]	473,234
2,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax, Revenue Bonds, Series A, (AGMC, MBIA Insured), 0.000% due 12/15/29[1]	1,449,819
175,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project, Revenue Bonds, Refunding, Series A, 0.000% due 12/15/37[1]	74,199
500,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project, Revenue Bonds, Refunding, Series B, 5.000% due 12/15/40	476,497
250,000	United City of Yorkville, IL, Special Tax, Refunding, (AGMC Insured), 4.000% due 3/1/36	238,267
250,000	Village of Bolingbrook, IL, Special Service Area No 1, Special Tax, Refunding, 5.250% due 3/1/41	215,170
500,000	Volo Village, IL, Special Service Area No. 3 & 6, Special Tax, Symphony Meadows/Lancaster Falls Project, Refunding, (AGMC Insured), 2.875% due 3/1/25	484,813
		12,501,919
	Indiana — 1.9%
	Indiana Finance Authority, Greencroft Obligated Group, Revenue Bonds, Series A:
345,000	5.750% due 11/15/28	352,681
330,000	6.500% due 11/15/33	339,605
250,000	Indiana Finance Authority, Ohio Valley Electric Corp Project, Revenue Bonds, Series B, 3.000% due 11/1/30	211,899
260,000	Indiana Finance Authority, Pollution Control, Ohio Valley Electric Corp Project, Revenue Bonds, Series B, 2.500% due 11/1/30	212,608
1,000,000	Indiana Finance Authority, Revenue Bonds, Refunding, Series 2019, 7.000% due 3/1/39[2]	727,915
See Notes to Financial Statements.
153

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Indiana — (Continued)
	Indiana Finance Authority, Revenue Bonds, Refunding, Series A:
$ 250,000	1.400% due 8/1/29	$ 200,060
455,000	4.000% due 11/15/43	339,971
	Indiana Finance Authority, Revenue Bonds, Series A:
600,000	5.000% due 11/15/38	564,028
100,000	5.250% due 11/15/46	92,792
		3,041,559
	Iowa — 0.4%
730,000	Iowa Finance Authority, Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Revenue Bonds, Refunding, 5.000% due 12/1/50	630,546
	Kansas — 0.1%
150,000	Wyandotte County-Kansas City Unified Government, KS, Revenue Bonds, Refunding, 5.000% due 12/1/34	133,787
35,000	Wyandotte County-Kansas City Unified Government, KS, Wyandotte Plaza Project, Revenue Bonds, Refunding, 4.000% due 12/1/28	31,465
		165,252
	Kentucky — 1.2%
305,000	City of Ashland, KY, Medical Center Revenue, Revenue Bonds, Refunding, Series A, 4.000% due 2/1/32	280,485
350,000	City of Ashland, KY, Revenue Bonds, Refunding, Series A, 4.000% due 2/1/36	298,749
	Kentucky Economic Development Finance Authority, Healthcare Revenue, Revenue Bonds, Series B, (NPFG Insured):
500,000	0.000% due 10/1/26[1]	422,682
500,000	0.000% due 10/1/27[1]	403,622
250,000	Kentucky Economic Development Finance Authority, Healthcare Revenue, Rosedale Green Project, Revenue Bonds, Refunding, 5.750% due 11/15/45	208,295
95,000	Kentucky Public Transportation Infrastructure Authority, Revenue Bonds, Refunding, Series B, (AGMC Insured), 4.000% due 7/1/53	80,456
250,000	Louisville & Jefferson County Metropolitan Government, KY, Healthcare System, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/31	255,102
		1,949,391
	Louisiana — 1.5%
250,000	Calcasieu Parish Memorial Hospital Service District, LA, Hospital Revenue, Lake Charles Memorial Hospital Project, Revenue Bonds, Refunding, 5.000% due 12/1/34	246,521
860,000	Juban Crossing Economic Development District, LA, Gen Infrastructure Project, Revenue Bonds, Refunding, Series C, 7.000% due 9/15/44[2]	701,513
1,250,000	Louisiana Local Government Environmental Facility & Community Development Authority, Entergy Louisiana LLC Project, Revenue Bonds, Series B, 2.500% due 4/1/36	923,547
500,000	Louisiana Public Facilities Authority, Revenue Bonds, Louisiana State University Greenhouse District Phase III Project, Series A, 5.000% due 7/1/59	475,503
		2,347,084
	Maryland — 2.8%
1,125,000	City of Baltimore, MD, Special Obligation, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/38	1,072,792
250,000	City of Brunswick, MD, Special Obligation, Special Tax, Refunding, 5.000% due 7/1/36	242,298
See Notes to Financial Statements.
154

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Maryland — (Continued)
$ 250,000	County of Howard, MD, Special Obligation, Tax Allocation, Downtown Columbia Project, Series A, 4.125% due 2/15/34[2]	$ 222,332
500,000	County of Prince George’s, MD, Special Obligation, PGC Hampton Park Project, Revenue Bonds, Series A, 4.375% due 7/1/48[2]	400,341
260,000	Maryland Community Development Administration, Department Housing & Community Development, Revenue Bonds, Refunding, Series A, 4.500% due 9/1/48	258,629
710,000	Maryland Community Development Administration, Revenue Bonds, Refunding, Series A, 3.000% due 9/1/51	670,994
285,000	Maryland Community Development Administration, Revenue Bonds, Refunding, Series C, 3.000% due 9/1/51	266,723
500,000	Maryland Economic Development Corp., Morgan State University Project, Revenue Bonds, 5.000% due 7/1/56	438,400
90,000	Maryland Economic Development Corp., Special Obligation, Metro Centre Owings Mills Project, Tax Allocation, 3.750% due 7/1/27	84,865
250,000	Maryland Economic Development Corp., Special Obligation, Tax Allocation, Metro Centre Owings Mills Project, 4.500% due 7/1/44	211,872
500,000	Prince George’s County Revenue Authority, MD, Tax Allocation, Suitland-Naylor Road Project, 5.000% due 7/1/46[2]	481,112
		4,350,358
	Massachusetts — 0.1%
100,000	Massachusetts Development Finance Agency, Revenue Bonds, Refunding, 5.125% due 1/1/40	87,868
	Michigan — 1.3%
250,000	City of Detroit, MI, General Obligation Unlimited, 5.000% due 4/1/34	248,889
125,000	City of Detroit, MI, General Obligation Unlimited, Series A, 5.000% due 4/1/46	114,437
250,000	Flint Hospital Building Authority, MI, Revenue Bonds, Refunding, Series A, 4.000% due 7/1/38	206,259
280,000	Flint Hospital Building Authority, MI, Revenue Bonds, Series A, 5.250% due 7/1/39	275,264
	Grand Rapids Economic Development Corp., MI, Beacon Hill Eastgate Project, Revenue Bonds, Refunding, Series A:
600,000	5.000% due 11/1/37	512,023
250,000	5.000% due 11/1/55	186,707
325,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series B-2, 0.000% due 6/1/65[1]	21,774
520,000	Michigan State Housing Development Authority, Safe Mortgage Revenue, Revenue Bonds, Series A, 2.700% due 10/1/56	296,028
3,500,000	Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Series C, 0.000% due 6/1/58[1]	138,054
		1,999,435
	Minnesota — 0.1%
172,855	Minnesota Housing Finance Agency, Non AMT Non ACE SF Mortgage, Revenue Bonds, Series I, (GNMA / FNMA / FHLMC Insured), 2.800% due 12/1/47	162,195
	Mississippi — 0.1%
220,000	Mississippi Business Finance Corp., Revenue Bonds, 2.375% due 6/1/44	130,946
	Missouri — 2.0%
380,000	Cape Girardeau County Industrial Development Authority, MO, Southeast Health, Revenue Bonds, Refunding, Series A, 6.000% due 3/1/33	393,693
See Notes to Financial Statements.
155

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Missouri — (Continued)
$ 100,000	Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services, Revenue Bonds, 5.000% due 2/1/25	$ 100,436
250,000	Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior SVC Project, Revenue Bonds, Series A, 5.000% due 2/1/42	232,723
	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds:
1,000,000	5.000% due 2/1/26	1,003,160
250,000	5.000% due 8/1/45	229,915
100,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, Series A, 5.000% due 2/1/28	100,200
400,000	Maryland Heights Industrial Development Authority, MO, State Louis Community ICE Center Project, Revenue Bonds, Series A, 4.375% due 3/15/30	359,404
60,000	Plaza at Noah’s Ark Community Improvement District, MO, Refunding, Revenue Bonds, 3.000% due 5/1/26	55,792
355,000	St. Louis County Industrial Development Authority, MO, Senior Living Facilities, Revenue Bonds, Refunding, 5.000% due 9/1/32	321,285
500,000	St. Louis County Industrial Development Authority, MO, Senior Living Facilities, Revenue Bonds, Series A, 5.250% due 9/1/53	407,032
		3,203,640
	Nebraska — 0.1%
135,000	Nebraska Investment Finance Authority, Safe Housing Revenue, Revenue Bonds, Series C, 4.000% due 9/1/48	132,800
	Nevada — 1.4%
100,000	City of Las Vegas, NV, Sales Tax Increment Revenue, Revenue Bonds, 3.500% due 6/15/25[2]	93,996
225,000	City of Las Vegas, NV, Special Improvement District No. 816, Sales Tax Increment, Special Assessment, 2.750% due 6/1/31	180,042
380,000	City of North Las Vegas, NV, Local Improvement, Special Assessment, 4.625% due 6/1/49	322,490
1,000,000	City of Sparks, NV, Tourism improvement district, Revenue Bonds, Series A, 2.750% due 6/15/28[2]	865,010
	State of Nevada Department of Business & Industry, Revenue Bonds, Series A:
335,000	5.000% due 7/15/27[2]	329,882
500,000	5.000% due 12/15/48[2]	440,398
		2,231,818
	New Jersey — 4.0%
345,000	New Jersey Economic Development Authority, Foundation Academy Charter School Project, Revenue Bonds, Series A, 5.000% due 7/1/38	329,141
500,000	New Jersey Economic Development Authority, Revenue Bonds, Refunding, Series I, (State Appropriations), (SIFMA MUNI SWAP INDEX + 1.60%), 3.640% due 3/1/28[5]	500,318
635,000	New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Series C, 4.750% due 10/1/50	635,127
	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series A:
1,000,000	0.000% due 12/15/35[1]	506,942
1,300,000	0.000% due 12/15/39[1]	510,559
185,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series C, (AGMC Insured), 0.000% due 12/15/32[1]	114,411
550,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series C, (AMBAC Insured), 0.000% due 12/15/35[1]	282,046
1,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series C, (NPFG Insured), 0.000% due 12/15/31[1]	652,425
1,000,000	Tobacco Settlement Financing Corp., NJ, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/29	1,033,447
See Notes to Financial Statements.
156

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$ 1,880,000	Tobacco Settlement Financing Corp., NJ, Revenue Bonds, Refunding, Series B, 5.000% due 6/1/46	$ 1,726,299
		6,290,715
	New Mexico — 0.5%
275,000	City of Santa Fe, NM, Retirement Facility Revenue, EL Castillo Retirement Project, Revenue Bonds, Series A, 5.000% due 5/15/34	245,367
250,000	New Mexico Hospital Equipment Loan Council, Revenue Bonds, LA Vida Llena Expansion Project, Series A, 5.000% due 7/1/49	192,665
420,000	New Mexico Mortgage Finance Authority, Revenue Bonds, Series A-1, Class I, (GNMA / FNMA / FHLMC Insured), 4.250% due 1/1/50	415,234
		853,266
	New York — 2.2%
435,000	Brookhaven Local Development Corp., NY, Jefferson’s Ferry Project, Revenue Bonds, Series A, 4.000% due 11/1/55	326,087
100,000	Build NYC Resource Corp, NY, Revenue Bonds, Series A, 4.000% due 6/15/51	68,872
500,000	Glen Cove Local Economic Assistance Corp., NY, Revenue Bonds, Series C, 0.000% due 1/1/55[1]	386,535
250,000	Huntington Local Development Corp., NY, Fountaingate Garden Project, Revenue Bonds, Series A, 5.250% due 7/1/56	191,567
395,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Refunding, Series D-2-B, (AGMC Insured), (SOFR* 0.67 + 0.55%), 3.096% due 11/1/32[5]	386,178
250,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series C-1, 4.750% due 11/15/45	221,499
500,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series C-2, 0.000% due 11/15/32[1]	310,618
115,000	Monroe County Industrial Development Corp, NY, St. Ann’s Community Project, Revenue Bonds, 5.000% due 1/1/50	86,530
150,000	Monroe County Industrial Development Corp, NY, St. Ann’s Community Project, Revenue Bonds, Refunding, 5.000% due 1/1/40	121,574
500,000	New York City Industrial Development Agency, NY, Revenue Bonds, Refunding, (AGMC Insured), 3.000% due 1/1/46	326,909
230,000	Niagara Area Development Corp., NY, Catholic Health System Inc Project, Revenue Bonds, 5.000% due 7/1/52	173,760
245,000	State of New York Mortgage Agency, Homeowner Mortgage, Revenue Bonds, Refunding, Series 195, 4.000% due 10/1/46	242,739
150,000	Sullivan County, NY, Special Assessment, Adelaar Infrastructure Project, Special Assessment, Series E-1, 4.850% due 11/1/31[2]	135,848
500,000	Sullivan County, NY, Special Assessment, Adelaar Infrastructure Project, Special Assessment, Series E-2, 5.350% due 11/1/49[2]	418,043
		3,396,759
	North Carolina — 0.9%
920,000	North Carolina Housing Finance Agency, Revenue Bonds, Series 46-A, (GNMA / FNMA / FHLMC Insured), 3.000% due 7/1/51	867,264
500,000	North Carolina Medical Care Commission, Retirement Facilities Revenue, 1st Mortgage-Carolina Vlg Project, Revenue Bonds, Series B, 5.000% due 4/1/47	410,372
215,000	North Carolina Medical Care Commission, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/34	204,044
		1,481,680
	North Dakota — 0.4%
500,000	County of Ward, ND, Healthcare Facilities Revenue, Revenue Bonds, Series C, 5.000% due 6/1/43	412,064
See Notes to Financial Statements.
157

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	North Dakota — (Continued)
$ 190,000	North Dakota Housing Finance Agency, Revenue Bonds, Series A, 3.000% due 1/1/52	$ 179,010
		591,074
	Ohio — 1.9%
600,000	City of Centerville, OH, Healthcare Revenue, Revenue Bonds, Refunding, 5.250% due 11/1/50	502,518
100,000	Cleveland-Cuyahoga County Port Authority, OH, Tax Allocation, Sub-Flats East Bank Project, Refunding, Series B, 4.500% due 12/1/55[2]	73,222
345,000	County of Franklin, OH, Revenue Bonds, Refunding, 5.250% due 11/15/55	285,859
700,000	County of Washington, OH, Hospital Revenue, Revenue Bonds, Refunding, 6.750% due 12/1/52	623,391
475,000	Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/50	412,014
	State of Ohio, Revenue Bonds, Refunding:
250,000	5.000% due 12/1/28[2]	236,283
420,000	5.000% due 12/1/33[2]	373,442
250,000	5.000% due 12/1/38[2]	210,888
300,000	5.000% due 12/1/48[2]	235,965
		2,953,582
	Oklahoma — 0.9%
635,000	Norman Regional Hospital Authority, OK, Revenue Bonds, Refunding, 4.000% due 9/1/37	537,720
	Oklahoma Development Finance Authority, Revenue Bonds, Series A:
1,000,000	5.500% due 8/15/44	867,302
375,000	5.000% due 8/1/52[6]	375
		1,405,397
	Oregon — 0.9%
125,000	Clackamas County Hospital Facility Authority, OR, Oregon Senior Living, Rose Villa Project, Revenue Bonds, Refunding, Series A, 5.125% due 11/15/40	109,789
250,000	Hospital Facilities Authority of Multnomah Country Oregon, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/56	165,445
395,000	Polk County Hospital Facility Authority, OR, Dollas Retirement Vlg Project, Revenue Bonds, Series A, 5.125% due 7/1/55	308,195
1,000,000	Salem Hospital Facility Authority, OR, Oregon Revenue, Capital Manor Project, Revenue Bonds, Refunding, 4.000% due 5/15/40	792,247
		1,375,676
	Pennsylvania — 3.8%
	Berks County Industrial Development Authority, PA, Tower Health Project, Revenue Bonds, Refunding:
1,000,000	5.000% due 11/1/47	679,375
250,000	4.000% due 11/1/47	142,240
325,000	Berks County Municipal Authority, PA, Tower Health Project, Revenue Bonds, Refunding, Series A, 5.000% due 2/1/28	285,998
150,000	Berks County Municipal Authority, PA, Tower Health Project, Revenue Bonds, Series B-3, 5.000% due 2/1/40[4]	125,279
270,000	Bucks Country Industrial Development Authority, PA, Grand view Hospital Project, Revenue Bonds, 4.000% due 7/1/46	188,458
125,000	Chester County Industrial Development Authority, PA, Revenue Bonds, Avon Grove Chart School Project, Refunding, Series A, 5.000% due 12/15/51	112,065
	Crawford County Hospital Authority, PA, Revenue Bonds, Refunding, Series A:
400,000	6.000% due 6/1/36	404,738
250,000	6.000% due 6/1/46	246,536
500,000	Cumberland County Municipal Authority, PA, Revenue Bonds, Refunding, 5.000% due 1/1/29	485,011
See Notes to Financial Statements.
158

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$ 250,000	Delaware Valley Regional Finance Authority, PA, Revenue Bonds, Series C, (3M USD LIBOR * 0.67 + 0.75%), 2.815% due 6/1/37[5]	$ 220,014
200,000	Franklin County Industrial Development Authority, PA, Menno-Haven, Inc. Project, Revenue Bonds, Refunding, 5.000% due 12/1/43	160,167
445,000	Montgomery County Higher Education and Health Authority, PA, Revenue Bonds, Refunding, 5.000% due 12/1/47	404,780
	Montgomery County Industrial Development Authority, PA, Revenue Bonds, Refunding:
500,000	5.000% due 11/15/36	480,959
100,000	5.000% due 12/1/46	92,848
250,000	Montgomery County Industrial Development Authority, PA, Waverly Heights, Limited. Project, Revenue Bonds, Refunding, 5.000% due 12/1/44	251,526
800,000	Pennsylvania Economic Development Financing Authority, PA, Revenue Bonds, Series 2022, 7.000% due 12/1/29	759,786
	Philadelphia Authority for Industrial Development, PA, Revenue Bonds, Refunding:
100,000	5.000% due 8/1/30	100,448
115,000	5.000% due 6/15/40[2]	102,474
425,000	5.000% due 8/1/40	399,210
150,000	Redevelopment Authority of The County of Washington, PA, Tax Allocation, Refunding, 5.000% due 7/1/28	146,026
100,000	Westmoreland County Industrial Development Authority, PA, Excela Health Project, Revenue Bonds, Refunding, Series A, 4.000% due 7/1/25	99,000
		5,886,938
	Puerto Rico — 7.4%
785,000	Commonwealth of Puerto Rico, Notes, 5.069% due 11/1/51	334,606
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Series A:
1,500,000	5.000% due 7/1/35[2]	1,374,964
250,000	5.000% due 7/1/37[2]	225,281
25,000	Puerto Rico Electric Power Authority, Revenue Bonds, (AGMC Insured), 5.000% due 7/1/27	25,467
610,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series DDD, (AGMC Insured), 3.625% due 7/1/23	606,795
75,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series SS, (AGMC Insured), 5.000% due 7/1/30	76,400
900,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series UU, (AGMC Insured), (3M USD LIBOR * 0.67 + 0.52%), 3.036% due 7/1/29[5]	843,195
	Puerto Rico Electric Power Authority, Revenue Bonds, Series A:
85,000	5.000% due 7/1/29	63,750
500,000	7.000% due 7/1/40	383,750
300,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series NN, (NPFG Insured), 4.750% due 7/1/33	280,796
510,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series RR, (AGC Insured), 5.000% due 7/1/28	519,521
1,000,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series XX, 5.250% due 7/1/40	750,000
10,000	Puerto Rico Highway & Transportation Authority, Revenue Bonds, (AMBAC Insured), 0.000% due 7/1/25[1]	8,745
455,000	Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding, Series N, (AMBAC Insured), (Consumer Price Index YoY + 1.12%), 9.383% due 7/1/28[5]	419,919
430,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, (NPFG Insured), 4.500% due 10/1/29	430,424
See Notes to Financial Statements.
159

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, Refunding:
$ 250,000	5.000% due 10/1/31	$ 250,183
400,000	4.000% due 7/1/40	320,127
	Puerto Rico of Commonwealth, General Obligation Unlimited, Restructured, Series A-1:
54,010	5.250% due 7/1/23	54,090
32,339	0.000% due 7/1/24[1]	29,414
107,721	5.375% due 7/1/25	107,659
106,745	5.625% due 7/1/27	107,496
105,012	5.625% due 7/1/29	105,619
101,998	5.750% due 7/1/31	102,611
96,721	4.000% due 7/1/33	81,842
124,470	0.000% due 7/1/33[1]	63,250
86,939	4.000% due 7/1/35	71,054
74,617	4.000% due 7/1/37	59,350
1,651,605	Puerto Rico of Commonwealth, Series A-1, 0.000% due 11/1/43[1]	753,545
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Revenue Bonds, Series A, Class 2, (AMBAC Insured):
209,663	0.000% due 8/1/47[1]	72,874
323,124	0.000% due 8/1/54[1]	79,911
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Revenue Bonds, Series A-1:
5,000	0.000% due 7/1/24[1]	4,591
14,000	0.000% due 7/1/29[1]	9,711
18,000	0.000% due 7/1/31[1]	10,985
3,188,000	0.000% due 7/1/46[1]	690,376
11,743,000	0.000% due 7/1/51[1]	1,812,922
185,000	University of Puerto Rico, Revenue Bonds, Refunding, Series P, (NPFG Insured), 5.000% due 6/1/25	184,329
	University of Puerto Rico, Revenue Bonds, Series Q:
100,000	5.000% due 6/1/25	97,528
150,000	5.000% due 6/1/36	137,753
		11,550,833
	Rhode Island — 0.2%
350,000	Rhode Island Housing and Mortgage Finance Corp., Revenue Bonds, Series 69-B, (GNMA / FNMA / FHLMC Insured), 4.000% due 10/1/48	342,499
	South Carolina — 2.3%
2,760,004	Connector 2000 Association, Inc., SC, Revenue Bonds, Series A-1, 0.000% due 1/1/42[1]	592,867
500,000	Connector 2000 Association, Inc., SC, Toll Road Revenue, Revenue Bonds, Series A-1, 0.000% due 1/1/32[1]	249,972
380,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue, Revenue Bonds, 0.000% due 6/1/52[1]	231,962
105,000	South Carolina Jobs-Economic Development Authority, Green Charter Schools Project, Revenue Bonds, Refunding, Series A, 4.000% due 6/1/56[2]	69,016
	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue, Revenue Bonds, Refunding:
410,000	5.000% due 10/1/36[2]	374,921
1,090,000	5.000% due 10/1/41[2]	955,358
300,000	South Carolina Jobs-Economic Development Authority, Solid Waste Disposal Revenue, Revenue Bonds, 6.250% due 6/1/40[2]	217,213
200,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/33	201,912
500,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series B, 5.000% due 12/1/37	494,954
See Notes to Financial Statements.
160

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	South Carolina — (Continued)
$ 160,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds, Series A, (GNMA / FNMA / FHLMC/ FHA Insured), 4.000% due 7/1/36	$ 158,052
		3,546,227
	Tennessee — 0.4%
1,000,000	Bristol Industrial Development Board, TN, Revenue Bonds, Series B, 0.000% due 12/1/31[1,2]	591,419
40,000	Metropolitan Government Nashville & Davidson Country Industrial Development Board, TN, Special Assessment, Series 2021A, 4.000% due 6/1/51[2]	29,088
300,000	Metropolitan Government Nashville & Davidson Country Industrial Development Board, TN, Special Assessment, Series 2021B, 0.000% due 6/1/43[1,2]	83,364
		703,871
	Texas — 5.5%
500,000	Arlington Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds, Refunding, Series 2021, 4.500% due 6/15/56[2]	471,704
645,000	Arlington Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/51	588,468
295,000	Arlington Higher Education Finance Corp., TX, Revenue Bonds, Refunding, Uplift Education, Series A, 2.750% due 12/1/26	267,496
650,000	Brazoria County Industrial Development Corp., TX, Revenue Bonds, Series 2022, 10.000% due 6/1/42[2]	637,201
500,000	City of Plano, TX, Special Assessment, 4.000% due 9/15/51[2]	365,173
360,000	Fort Bend County Industrial Development Corp., TX, NRG Energy, Inc., Revenue Bonds, Series A, 4.750% due 5/1/38	329,305
1,510,000	Harris County Cultural Education Facilities Finance Corp., TX, Brazos Presbyterian Homes Project, Revenue Bonds, Refunding, 5.000% due 1/1/48	1,221,541
150,000	Harris County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Series A, 5.000% due 1/1/43	125,790
500,000	Matagorda County Navigation District No. 1, TX, Revenue Bonds, Refunding, Series A, (AMBAC Insured), 4.400% due 5/1/30	489,783
215,000	New Hope Cultural Education Facilities Finance Corp., TX, Blinn College Project, Revenue Bonds, Series A, 5.000% due 7/1/40	181,995
375,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Morningside Ministries Project, Revenue Bonds, Series A, 5.000% due 1/1/35	335,150
250,000	New Hope Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Refunding, 4.000% due 8/15/51[2]	176,616
500,000	New Hope Cultural Education Facilities Finance Corp., TX, The Outlook At Windhaven Project, Revenue Bonds, Series A, 6.875% due 10/1/57	450,214
250,000	New Hope Cultural Education Facilities Finance Corp., TX, Wesleyan Homes Inc Project, Revenue Bonds, 5.500% due 1/1/49	197,049
400,000	New Hope Cultural Education Facilities Finance Corp., TX, Wesleyan Homes Inc Project, Revenue Bonds, Refunding, 5.000% due 1/1/55	277,675
	Tarrant County Cultural Education Facilities Finance Corp., TX, Retirement Facilities, Air Force Villages Project, Revenue Bonds, Refunding:
70,000	4.000% due 5/15/31	61,609
625,000	5.000% due 5/15/45	534,571
250,000	Tarrant County Cultural Education Facilities Finance Corp., TX, Retirement Facilities, Air Force Villiages Project, Revenue Bonds, Refunding, 4.000% due 5/15/27	235,599
See Notes to Financial Statements.
161

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$ 150,000	Tarrant County Cultural Education Facilities Finance Corp., TX, Retirement Facilities, Revenue Bonds, Refunding, 5.000% due 11/15/35	$ 145,570
125,000	Texas Department of Housing and Community Affairs, Revenue Bonds, Series A, (GNMA Insured), 4.750% due 3/1/49	125,070
875,000	Texas Municipal Gas Acquisition and Supply Corp. II, Revenue Bonds, Series A, (3M USD LIBOR * 0.66 + 0.69%), 2.863% due 9/15/27[5]	840,009
700,000	Town of Little Elm, TX, Special Assessment, Series A, 5.375% due 9/1/51[2]	618,556
		8,676,144
	Utah — 0.4%
500,000	Mida Mountain Village Public Infrastructure District, UT, Special Assessment, 4.000% due 8/1/50[2]	354,879
250,000	Mida Mountain Village Public Infrastructure District, UT, Special Assessment, Series A, 5.000% due 8/1/50[2]	211,287
		566,166
	Vermont — 0.4%
260,000	Vermont Economic Development Authority, Revenue Bonds, Refunding, Series A, 4.000% due 5/1/37	202,032
500,000	Vermont Economic Development Authority, Revenue Bonds, Series A -1, 5.000% due 6/1/52[2,4]	481,947
		683,979
	Virginia — 4.6%
165,000	Albemarle County Economic Development Authority, VA, Revenue Bonds, Refunding, Series 2022-A, 4.000% due 6/1/42	136,413
750,000	Farmville Industrial Development Authority, VA, Longwood University Student Project, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/38	715,419
	Hanover County Economic Development Authority, VA, Care Facilities Revenue, Covenant Woods, Revenue Bonds, Refunding:
255,000	4.000% due 7/1/30[2]	225,311
500,000	5.000% due 7/1/38	471,433
295,000	Henrico County Economic Development Authority, VA, Health Care Facilities Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/37	289,174
500,000	Henrico County Economic Development Authority, VA, Residencial Care Facility Revenue, Revenue Bonds, Series A, 5.000% due 6/1/39	444,059
600,000	Henrico County Economic Development Authority, VA, Residencial Care Facility Revenue, Revenue Bonds, Series C, 5.000% due 12/1/47	560,962
	James City County Economic Development Authority, VA, Revenue Bonds, Series A:
500,000	4.000% due 12/1/40	385,471
140,000	4.000% due 6/1/41	103,164
500,000	Newport News Industrial Development Authority, VA, Health System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[2]	456,110
1,000,000	Newport News Industrial Development Authority, VA, System Revenue, Revenue Bonds, 5.330% due 7/1/45[2]	967,042
500,000	Virginia Small Business Financing Authority, Residential Care Facility Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 6/1/42	469,093
	Virginia Small Business Financing Authority, Revenue Bonds:
655,000	6.500% due 6/1/29[2]	614,634
760,000	8.500% due 6/1/42[2]	679,984
50,000	Virginia Small Business Financing Authority, Revenue Bonds, Refunding, 4.000% due 12/1/51	37,311
See Notes to Financial Statements.
162

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Virginia — (Continued)
	Virginia Small Business Financing Authority, Revenue Bonds, Refunding, Series A:
$ 500,000	5.000% due 1/1/32	$ 516,331
250,000	4.000% due 1/1/45	204,016
		7,275,927
	Washington — 2.4%
235,000	Kalispel Tribe of Indians, WA, Priority District, Revenue Bonds, Series B, 5.250% due 1/1/38[2]	242,770
1,125,000	Washington Health Care Facilities Authority, Revenue Bonds, 5.000% due 12/1/36	1,087,126
200,000	Washington Health Care Facilities Authority, Revenue Bonds, Refunding, Series A-2, 5.000% due 8/1/30	205,891
	Washington State Convention Center Public Facilities District, Revenue Bonds, Refunding, Series B:
260,000	4.000% due 7/1/31	240,721
295,000	3.000% due 7/1/35	223,546
265,000	3.000% due 7/1/58	143,851
625,000	Washington State Housing Finance Commission, Refunding, Judson Park Project, Revenue Bonds, 5.000% due 7/1/38[2]	539,192
489,829	Washington State Housing Finance Commission, Revenue Bonds, Series A-1, 3.500% due 12/20/35	413,897
500,000	Washington State Housing Finance Commission, Rockwood Retirement Communities, Revenue Bonds, 5.000% due 1/1/55[2]	352,074
500,000	Washington State Housing Finance Commission, Rockwood Retirement Communities, Revenue Bonds, Series A, 5.000% due 1/1/56[2]	350,514
		3,799,582
	West Virginia — 0.1%
250,000	West Virginia Hospital Finance Authority, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/43	232,200
	Wisconsin — 5.1%
250,000	Public Finance Authority, WI, Charter Day School Inc Project, Revenue Bonds, Series A, 5.000% due 12/1/45[2]	214,367
250,000	Public Finance Authority, WI, Charter School Portfolio Project, Revenue Bonds, Series A-1, 5.000% due 1/1/55[2]	176,266
500,000	Public Finance Authority, WI, Charter School Revenue, Revenue Bonds, Series A, 5.375% due 7/15/47[2]	458,758
500,000	Public Finance Authority, WI, Grand Hyatt San Antonio Hotel Acquisition Project, Revenue Bonds, Series B, 6.000% due 2/1/62[2]	429,556
115,000	Public Finance Authority, WI, Hospital Facility Authority, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/41	90,473
110,000	Public Finance Authority, WI, Hospital Facility Authority, Revenue Bonds, Series A-1, 4.000% due 7/1/51[2]	75,739
	Public Finance Authority, WI, Retirement Facility Revenue, Revenue Bonds, Refunding:
250,000	5.000% due 9/1/49[2]	187,167
500,000	5.000% due 9/1/54[2]	415,844
135,000	Public Finance Authority, WI, Revenue Bonds, 5.000% due 4/1/50[2]	112,528
260,000	Public Finance Authority, WI, Revenue Bonds, Refunding, 5.875% due 4/1/45	249,519
	Public Finance Authority, WI, Revenue Bonds, Refunding, Series A:
375,000	5.000% due 6/1/29[2]	360,347
250,000	5.000% due 1/1/35	243,102
750,000	5.000% due 1/1/46	684,688
500,000	Public Finance Authority, WI, Revenue Bonds, Series A, 4.500% due 6/1/56[2]	334,734
265,000	Public Finance Authority, WI, School Education Revenue, Revenue Bonds, 4.000% due 6/15/29[2]	243,180
See Notes to Financial Statements.
163

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Wisconsin — (Continued)
	Public Finance Authority, WI, Senior Living Revenue, Mary’s Woods at Marylhurst Project, Revenue Bonds, Refunding, Series A:
$ 350,000	5.250% due 5/15/37[2]	$ 314,411
100,000	4.000% due 10/1/51	72,912
55,000	Public Finance Authority, WI, Senior Living Revenue, Rose Village Project, Revenue Bonds, Series A, 5.000% due 11/15/24[2]	55,853
1,060,000	Public Finance Authority, WI, Student Housing, Revenue Bonds, Series A, 5.000% due 7/1/25	1,061,874
50,000	Public Finance Authority, WI, The obligated Group of National Senior Communities, Revenue Bonds, 4.000% due 1/1/52	37,612
	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding:
955,000	5.000% due 6/1/41	834,321
70,000	4.000% due 12/1/41	52,521
110,000	4.000% due 1/1/47	78,805
1,000,000	4.000% due 1/1/57	668,514
565,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds, Series D, 4.000% due 3/1/47	555,603
35,000	Wisconsin Housing & Economic Development Authority Housing Revenue, Home Ownership Revenue, Revenue Bonds, Refunding, Series B, 0.400% due 5/1/45[4]	33,724
		8,042,418
	Other Territory — 0.6%
708,816	Federal Home Loan Mortgage Corporation Multifamily 2019ML-05 Certificates, Revenue Bonds, Class AUS, 3.400% due 1/25/36	635,220
261,411	Federal Home Loan Mortgage Corporation Multifamily 2021ML-10 Certificates, Class AUS, 2.032% due 1/25/38	194,427
710,249	Federal Home Loan Mortgage Corporation Multifamily 2021ML-10 Certificates, Class XUS, 2.057% due 1/25/38[4]	120,570
		950,217
	TOTAL MUNICIPAL BONDS (Cost $176,833,116)	151,868,827
TOTAL INVESTMENTS (Cost $177,676,044)	97.4%	$152,733,827
OTHER ASSETS IN EXCESS OF LIABILITIES	2.6	4,076,192
NET ASSETS	100.0%	$156,810,019

*	Percentages indicated are based on net assets.
[1]	Zero Coupon Bond.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers. At October 31, 2022, these securities, which are not illiquid, amounted to $38,397,009 or 24.5% of net assets for the Fund.
[3]	When-issued security.
[4]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of October 31, 2022.
[5]	Floating Rate Bond. Rate shown is as of October 31, 2022.
[6]	This security is in default. See Note 1.

See Notes to Financial Statements.
164

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax
BAM — Build America Mutual
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MBIA — Municipal Bond Investors Assurance
NPFG — National Public Finance Guarantee Corporation
SIFMA — Securities Industry and Financial Markets Association
See Notes to Financial Statements.
165

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2022
STATE DIVERSIFICATION
On October 31, 2022, State Diversification of the Portfolio was as follows:
	% of Net Assets	Value
STATE:
Colorado	8.9%	$ 13,982,355
Illinois	8.0	12,501,919
Puerto Rico	7.4	11,550,833
California	6.5	10,119,177
Texas	5.5	8,676,144
Florida	5.2	8,201,283
Wisconsin	5.1	8,042,418
Virginia	4.6	7,275,927
Arizona	4.1	6,407,345
New Jersey	4.0	6,290,715
Pennsylvania	3.8	5,886,938
Maryland	2.8	4,350,358
Washington	2.4	3,799,582
South Carolina	2.3	3,546,227
New York	2.2	3,396,759
Missouri	2.0	3,203,640
Indiana	1.9	3,041,559
Ohio	1.9	2,953,582
Alabama	1.7	2,725,388
Louisiana	1.5	2,347,084
Nevada	1.4	2,231,818
Michigan	1.3	1,999,435
Kentucky	1.2	1,949,391
Idaho	1.1	1,709,157
District of Columbia	1.1	1,681,729
North Carolina	0.9	1,481,680
Oklahoma	0.9	1,405,397
Oregon	0.9	1,375,676
Georgia	0.9	1,364,197
Connecticut	0.9	1,355,812
Other Territory	0.6	950,217
New Mexico	0.5	853,266
Tennessee	0.4	703,871
Vermont	0.4	683,979
Guam	0.4	636,557
Iowa	0.4	630,546
North Dakota	0.4	591,074
Utah	0.4	566,166
Rhode Island	0.2	342,499
West Virginia	0.1	232,200
Kansas	0.1	165,252
Minnesota	0.1	162,195
Alaska	0.1	145,866
Nebraska	0.1	132,800
Mississippi	0.1	130,946
Massachusetts	0.1	87,868
TOTAL MUNICIPAL BONDS	96.8%	$151,868,827
TOTAL INVESTMENTS	96.8%	$151,868,827
See Notes to Financial Statements.
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1.  Organization and Significant Accounting Policies
As of October 31, 2022, The Glenmede Fund, Inc. (the “Fund”) consists of seventeen portfolios: the Quantitative U.S. Large Cap Core Equity Portfolio, the Quantitative U.S. Large Cap Growth Equity Portfolio, the Quantitative U.S. Large Cap Value Equity Portfolio, the Quantitative U.S. Small Cap Equity Portfolio, the Quantitative International Equity Portfolio, the Responsible ESG U.S. Equity Portfolio, the Women in Leadership U.S. Equity Portfolio, the Quantitative U.S. Long/Short Equity Portfolio, the Quantitative U.S. Total Market Equity Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Equity Income Portfolio, the Secured Options Portfolio, the Global Secured Options Portfolio, the Core Fixed Income Portfolio, the Short Term Tax Aware Fixed Income Portfolio and the High Yield Municipal Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. Since June 30, 2015, the Quantitative U.S. Large Cap Core Equity Portfolio and the Quantitative U.S. Large Cap Growth Equity Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Classes commenced operations on December 30, 2015 and November 5, 2015, respectively. Since July 14, 2016, the Secured Options Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Class shares of the Secured Options Portfolio commenced operations on November 9, 2016. Since February 14, 2019, the Quantitative U.S. Long/Short Equity Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. As of that date, the existing class of the Quantitative U.S. Long/Short Equity Portfolio changed its name to the Advisor Class. The Institutional Class shares of the Quantitative U.S. Long/Short Equity Portfolio commenced operations on September 13, 2019. The High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio and the Women in Leadership U.S. Equity Portfolio commenced operations on December 22, 2015. The Short Term Tax Aware Fixed Income Portfolio commenced operations on June 29, 2016. The Equity Income Portfolio commenced operations on December 21, 2016. The Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio commenced operations on November 13, 2017.
The Fund is an investment company and follows accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification ("ASC") Topic 946 (“ASC 946”). The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”), including but not limited to ASC 946, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and the differences could be material. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.
Valuation of Securities:  Equity securities and options listed on a U.S. securities exchange, including exchange-traded funds (“ETFs”), for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values ("NAVs") as reported by such companies, and are typically categorized as Level 1.
Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.
With respect to a Portfolio’s investments that do not have readily available market quotations, the Fund’s Board of Directors (the “Board”) has designated the Portfolio’s investment advisor as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").  If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board ("Valuation Procedures"). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant
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market, but prior to the NASDAQ Close, that materially affect the values of a Portfolio’s holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Investments valued using significant unobservable inputs are generally categorized as Level 3 in the fair value hierarchy. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Portfolio’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Portfolio could obtain the fair value assigned to an investment if the Portfolio were to sell the investment at approximately the time at which the Portfolio determines its NAV.
FASB ASC Topic 820 ("ASC 820") “Fair Value Measurements" defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio and Equity Income Portfolio had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at October 31, 2022. The Short Term Tax Aware Fixed Income Portfolio and High Yield Municipal Portfolio had all investments with corresponding states and Treasury securities at Level 2 at October 31, 2022.
The Portfolios did not recognize any Level 3 transfers as of the fiscal year ended October 31, 2022. Transfers into and out of a level are typically recognized at the end of the reporting period.
The following is a summary of the inputs used as of October 31, 2022 in valuing the assets and liabilities of the Secured Options Portfolio, Global Secured Options Portfolio and Core Fixed Income Portfolio:
Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$ 19,183,741	$ —	$—	$ 19,183,741
U.S. Treasury Bills	—	130,996,206	—	130,996,206
Repurchase Agreement	—	206,701	—	206,701
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Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Purchased Options
Calls	$1,032,786,275	$ —	$—	$1,032,786,275
Puts	914,300	—	—	914,300
Total Purchased Options	1,033,700,575	—	—	1,033,700,575
Total Investments	1,052,884,316	131,202,907	—	1,184,087,223
Total	$1,052,884,316	$131,202,907	$—	$1,184,087,223
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$(677,332,100)	$—	$—	$(677,332,100)
Puts	(5,942,555)	—	—	(5,942,555)
Total Written Options	(683,274,655)	—	—	(683,274,655)
Total	$(683,274,655)	$—	$—	$(683,274,655)
Global Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$ 5,995,499	$ —	$—	$ 5,995,499
U.S. Treasury Bills	—	4,137,624	—	4,137,624
Repurchase Agreement	—	46,292	—	46,292
Purchased Options
Calls	26,672,875	—	—	26,672,875
Puts	24,288	—	—	24,288
Total Purchased Options	26,697,163	—	—	26,697,163
Total Investments	32,692,662	4,183,916	—	36,876,578
Total	$32,692,662	$4,183,916	$—	$36,876,578
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LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$(17,495,075)	$—	$—	$(17,495,075)
Puts	(240,700)	—	—	(240,700)
Total Written Options	(17,735,775)	—	—	(17,735,775)
Total	$(17,735,775)	$—	$—	$(17,735,775)
Core Fixed Income Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Notes
Federal Home Loan Bank	$ —	$ 31,498,603	$—	$ 31,498,603
Federal National Mortgage Association	—	9,454,892	—	9,454,892
Total Agency Notes	—	40,953,495	—	40,953,495
Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	48,207,697	—	48,207,697
Federal National Mortgage Association	—	50,006,551	—	50,006,551
Government National Mortgage Association	—	424,515	—	424,515
Total Mortgage-Backed Securities	—	98,638,763	—	98,638,763
Corporate Notes
Banking	—	16,000,798	—	16,000,798
Beverages, Food & Tobacco	—	8,820,163	—	8,820,163
Computer Software & Processing	—	7,426,788	—	7,426,788
Electric Utilities	—	3,347,787	—	3,347,787
Electronics	—	6,699,921	—	6,699,921
Heavy Machinery	—	8,006,922	—	8,006,922
Insurance	—	8,502,096	—	8,502,096
Media - Broadcasting & Publishing	—	6,306,795	—	6,306,795
Pharmaceuticals	—	7,602,438	—	7,602,438
Total Corporate Notes	—	72,713,708	—	72,713,708
U.S. Treasury Bill	—	1,970,240	—	1,970,240
U.S. Treasury Notes/Bonds	—	102,070,977	—	102,070,977
Repurchase Agreement	—	1,239,627	—	1,239,627
Investment of Security Lending Collateral	9,685,150	—	—	9,685,150
Total Investments	9,685,150	317,586,810	—	327,271,960
Total	$9,685,150	$317,586,810	$—	$327,271,960
COVID-19:  In early 2020, an outbreak of a novel strain of coronavirus ("COVID-19") emerged globally. This coronavirus has resulted in, and may continue to result in, among other things, closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak and its variants has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Although vaccines for COVID-19 have become more widely available, it is unknown how long circumstances related to the pandemic will persist,
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whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect the Portfolios’ performance, the performance of the securities in which the Portfolios invest and may lead to losses on your investment in the Fund’s Portfolio(s).
Repurchase Agreements:  Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. Each Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.
Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of October 31, 2022 are presented in each Portfolio’s Schedule of Portfolio Investments and the value of these investments are also presented in the Statements of Assets and Liabilities.
As of October 31, 2022, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:
Quantitative U.S. Large Cap Core Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$4,676,818	$(4,676,818)	$—	$—	$—
Quantitative U.S. Large Cap Growth Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$5,897,397	$(5,897,397)	$—	$—	$—
Quantitative U.S. Large Cap Value Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$15,324	$(15,324)	$—	$—	$—
Quantitative U.S. Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$23,575	$(23,575)	$—	$—	$—
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Responsible ESG U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$22,398	$(22,398)	$—	$—	$—
Women in Leadership U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$94,339	$(94,339)	$—	$—	$—
Quantitative U.S. Total Market Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$251,238	$(251,238)	$—	$—	$—
Strategic Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$386,351	$(386,351)	$—	$—	$—
Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$15,116,000	$(15,116,000)	$—	$—	$—
Equity Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$251,190	$(251,190)	$—	$—	$—
Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$206,701	$(206,701)	$—	$—	$—
Global Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$46,292	$(46,292)	$—	$—	$—
Core Fixed Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,239,627	$(1,239,627)	$—	$—	$—
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Short Term Tax Aware Fixed Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$235,803	$(235,803)	$—	$—	$—
(a)The value of the related collateral exceeded the value of the net position in the repurchase agreements as of October 31, 2022. The total value of the non-cash collateral received is disclosed in the Schedules of Portfolio Investments.
(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
Cash:  Cash includes deposits held at financial institutions, which are available for the Fund’s use with no restrictions, with original maturities of 90 days or less.
Foreign Currency Translation:  The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.
Foreign Securities:  The Strategic Equity Portfolio, Small Cap Equity Portfolio, Equity Income Portfolio, Secured Options Portfolio, Global Secured Options Portfolio and Quantitative International Equity Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.
Central Securities Depositories Regulation:  Effective February 1, 2022, the Central Securities Depositories Regulation ("CSDR") introduced new measures for the authorization and supervision of European Union Central Security Depositories and set out to create a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and its operational aspects, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures aim to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as to further incentivize timely settlement by imposing cash penalty fines and buy-ins. The Quantitative International Equity Portfolio may be required to pay cash penalties and may also receive cash penalty payments from certain counterparties in instances where there are settlement fails. At this time, management believes the adoption of CSDR will not have a material impact to the financial statements.
Russia/Ukraine Conflict:  In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of widerspread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Portfolio performance and the value of the Portfolios’ investments.
Options Transactions:  The Strategic Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio and Global Secured Options Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio and Global Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified
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date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio and Quantitative U.S. Long/Short Equity Portfolio did not enter into any options transactions during the fiscal year ended October 31, 2022. During the fiscal year ended October 31, 2022, the Secured Options Portfolio and the Global Secured Options Portfolio wrote put and call options and purchased put and call options in an attempt to achieve their respective investment objective and strategies. As of October 31, 2022, the Secured Options Portfolio and Global Secured Options Portfolio pledged cash in the amount of $920,204 and $907,518, respectively, to brokers, as collateral for written options. This amount is included in the "Cash collateral on deposit at broker" on the Statements of Assets and Liabilities. In addition, security collateral (U.S. Treasury Bills and exchange-traded funds) valued at $217,982,226 and $3,940,936 was pledged as collateral by Secured Options Portfolio and Global Secured Options Portfolio, respectively.
Swap Transactions:  The High Yield Municipal Portfolio may enter into swaps, including interest rate swaps, consumer price index swaps (“CPI swaps”) and swaps on a credit default index (sometimes referred to as a credit default swap index) (collectively, “swaps”), for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) for a specified amount of an underlying asset (the “notional” principal amount). Generally, the notional principal amount is used solely to calculate the payment stream, but is not exchanged. Most swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing and are required to be executed through a regulated swap execution facility. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Portfolios post initial and variation margin to support their obligations under cleared swaps by making payments to their clearing member FCMs. Central clearing is intended to reduce counterparty credit risks and increase liquidity, but central clearing does not make swaps risk free. The SEC may adopt similar clearing and execution requirements in respect of certain security-based swaps under its jurisdiction. Privately negotiated swap agreements are two party contracts entered into primarily by institutional investors and are not cleared through a third party, nor are these required to be executed on a regulated swap execution facility. Payments received by the High Yield Municipal Portfolio from swap agreements will result in taxable income, either as ordinary income or capital gains, rather than tax exempt income, which will increase the amount of taxable distributions received by shareholders. During the fiscal year ended October 31, 2022, the High Yield Municipal Portfolio did not enter into any swaps.
Lending of Portfolio Securities:  Each Portfolio, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. These fees are disclosed as “Income from security lending” in the Statements of Operations, net of expenses retained by State Street as compensation for its services as lending agent. Each applicable Portfolio receives cash collateral (which may be invested by the lending agent in short-term instruments) and/or non-cash collateral (which may include U.S. Treasuries and/or U.S. Government Agency securities), in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Quantitative U.S. Long/Short Equity Portfolio and the Quantitative U.S. Total Market Equity Portfolio, some or all of the cash collateral may be used to finance short sales. The cash collateral received for the Quantitative U.S. Long/Short Equity Portfolio was not used to finance short sales during the fiscal year ended October 31, 2022. During the fiscal year ended October 31, 2022, the cash collateral received by the Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Small Cap Equity Portfolio and Core Fixed Income Portfolio was invested in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Government Money Market Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the cash collateral at period end is included at the end of each applicable Portfolio’s Statement of Assets and Liabilities, Schedule of Portfolio Investments and Note 6. Non-cash collateral detail is not disclosed in the Schedules of Portfolio Investments as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.
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Real Estate Investment Trusts:  The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.
A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only the shareholder’s proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Portfolio Investments for REIT securities held as of October 31, 2022.
Securities Sold Short:  The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The “Short position flex fees” on the Statements of Operations are fees charged by the lender for releasing the cash proceeds to the Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio. Prior to August 19, 2022, each Portfolio was required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in an amount at least equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaced a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio was not guaranteed to receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. Effective August 19, 2022, Rule 18f-4 under the 1940 Act took effect, which imposed certain requirements on funds engaging in derivatives transactions (including the amount of derivatives a fund may enter into) and replaced the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act. Refer to Note 8 for additional information on Rule 18f-4. As of October 31, 2022, the Quantitative U.S. Long/Short Equity Portfolio pledged cash in the amount of $39,785,875 to State Street, as collateral for short sales. This amount is included in the “Cash collateral on deposit at broker” on the Statement of Assets and Liabilities. The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio also pledged securities in the amount of $8,694,623, and $13,843,279, respectively, to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in a portion of each such Portfolio’s assets.
Investment Company Securities and Exchange-Traded Funds:  Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Currently, pursuant to Rule 12d1-4 under the 1940 Act and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with Rule 12d1-4 and any applicable investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.
Fixed Income and Municipal Securities:  The Core Fixed Income Portfolio, High Yield Municipal Portfolio and Short Term Tax Aware Fixed Income Portfolio invest in fixed income securities. The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due which could adversely impact a Portfolio’s return and NAV. Changes in the credit rating of a debt security held by a Portfolio could have a similar effect. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Although governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve could raise interest rates at any time.
The High Yield Municipal Portfolio invests primarily in municipal securities and during the period, the Short Term Tax Aware Fixed Income Portfolio invested primarily in short term municipal securities. The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or
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territory. In addition, since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-exempt municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts using the effective interest method.
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, of the Core Fixed Income Portfolio, Short Term Tax Aware Fixed Income Portfolio and High Yield Municipal Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Equity Income Portfolio, Secured Options Portfolio and Global Secured Options Portfolio are declared and paid quarterly. Each Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”). Each Portfolio may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).
Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.
Income and Expense Allocation:  Expenses which are not readily identifiable to a specific Portfolio are allocated among Portfolios taking into consideration, among other things, the nature and type of expenses and the relative size of each Portfolio. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class, such as shareholder servicing fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class.
Federal Income Taxes:  Each Portfolio intends to continue to qualify as a regulated investment company by complying with the requirements of the Code applicable to regulated investment companies, and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.
“ Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Each Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2022 remain subject to examination by the Internal Revenue Service. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
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On October 31, 2022, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in future periods to offset future capital gains as follows:
Portfolio	Unlimited (Short Term)	Unlimited (Long Term)
Quantitative International Equity Portfolio	$ 891,699	$ —
Quantitative U.S. Long/Short Equity Portfolio	353,779	—
Quantitative U.S. Total Market Equity Portfolio	82,852	—
Secured Options Portfolio	20,774,257	31,143,483
Global Secured Options Portfolio*	5,743,877	1,996,102
Core Fixed Income Portfolio	2,983,969	7,161,570
Short Term Tax Aware Fixed Income Portfolio	227,640	373,380
High Yield Municipal Portfolio	4,987,805	4,533,793
During the fiscal year ended October 31, 2022, the following Portfolios utilized capital loss carryforwards:
Quantitative U.S. Large Cap Value Equity Portfolio	$9,577
Quantitative U.S. Long/Short Equity Portfolio	1,405,651
* Utilization of the capital loss carryforwards of the Global Secured Options Portfolio is severely limited currently and in future years pursuant to Internal Revenue Code Section 382.
As of October 31, 2022, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Loss Carryforwards	Total Distributable Earnings
Quantitative U.S. Large Cap Core Equity Portfolio	$ —	$1,181,502	$169,821,617	$159,204,778	$ —	$ —	$330,207,897
Quantitative U.S. Large Cap Growth Equity Portfolio	—	17,587	144,343,064	380,703,602	—	—	525,064,253
Quantitative U.S. Large Cap Value Equity Portfolio	—	2,370	65,701	260,525	—	—	328,596
Quantitative U.S. Small Cap Equity Portfolio	—	—	115,966	221,615	—	—	337,581
Quantitative International Equity Portfolio	—	18,585	—	(2,125,499)	—	(891,699)	(2,998,613)
Responsible ESG U.S. Equity Portfolio	—	20,481	1,454,102	3,962,142	—	—	5,436,725
Women in Leadership U.S. Equity Portfolio	—	38,878	441,731	2,476,591	—	—	2,957,200
Quantitative U.S. Long/Short Equity Portfolio	—	—	—	22,679,325	(73,105) (a)	(353,779)	22,252,441
Quantitative U.S. Total Market Equity Portfolio	—	15,103	—	14,406,316	—	(82,852)	14,338,567
Strategic Equity Portfolio	—	139,168	13,663,242	97,807,839	—	—	111,610,249
Small Cap Equity Portfolio	—	8,758,544	104,804,187	207,584,755	—	—	321,147,486
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Portfolio	Undistributed Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Loss Carryforwards	Total Distributable Earnings
Equity Income Portfolio	$ —	$ 24,519	$ 625,035	$ 5,443,737	$ —	$ —	$ 6,093,291
Secured Options Portfolio	—	—	—	11,732,870	(1,308,434) (b)	(51,917,740)	(41,493,304)
Global Secured Options Portfolio	—	—	—	(1,334,638)	(67,370) (c)	(7,739,979) (d)	(9,141,987)
Core Fixed Income Portfolio	—	720,294	—	(51,564,305)	—	(10,145,539)	(60,989,550)
Short Term Tax Aware Fixed Income Portfolio	60,167	—	—	(1,551,338)	—	(601,020)	(2,092,191)
High Yield Municipal Portfolio	806,512	—	—	(25,224,302)	—	(9,521,598)	(33,939,388)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, nontaxable dividends received from investments and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
(a) Other Temporary Differences for the Quantitative U.S. Long/Short Equity Portfolio includes a late year ordinary loss deferral of $64,647.
(b) Other Temporary Differences for the Secured Options Portfolio includes a late year ordinary loss deferral of $1,300,733.
(c) Other Temporary Differences for the Global Secured Options Portfolio includes a late year ordinary loss deferral of $67,370.
(d) Utilization of the capital loss carryforwards of the Global Secured Options Portfolio is severely limited currently and in future years pursuant to Internal Revenue Code Section 382.
The tax character of distributions paid during the fiscal year ended October 31, 2022, was as follows:
Portfolio	Tax Exempt	Ordinary Income	Long-Term Gains
Quantitative U.S. Large Cap Core Equity Portfolio	$ —	$16,517,199	$154,028,900
Quantitative U.S. Large Cap Growth Equity Portfolio	—	15,692,238	391,928,374
Quantitative U.S. Large Cap Value Equity Portfolio	—	37,841	—
Quantitative U.S. Small Cap Equity Portfolio	—	15,350	139,837
Quantitative International Equity Portfolio	—	1,140,214	—
Responsible ESG U.S. Equity Portfolio	—	271,463	2,799,601
Women in Leadership U.S. Equity Portfolio	—	300,262	4,458,681
Quantitative U.S. Total Market Equity Portfolio	—	184,797	5,567,464
Strategic Equity Portfolio	—	1,269,860	26,036,484
Small Cap Equity Portfolio	—	5,781,456	61,538,639
Equity Income Portfolio	—	428,852	916,865
Secured Options Portfolio	—	19,962,120	31,051,233
Global Secured Options Portfolio	—	1,114,852	1,129,362
Core Fixed Income Portfolio	—	7,818,298	160,422
Short Term Tax Aware Fixed Income Portfolio	328,931	115,853	—
High Yield Municipal Portfolio	6,819,670	968,769	1,293,535
The tax character of distributions paid during the fiscal year ended October 31, 2021, was as follows:
Portfolio	Tax Exempt	Ordinary Income	Long-Term Gains
Quantitative U.S. Large Cap Core Equity Portfolio	$ —	$11,013,057	$ 99,915,550
Quantitative U.S. Large Cap Growth Equity Portfolio	—	4,362,589	311,191,429
Quantitative U.S. Large Cap Value Equity Portfolio	—	32,775	—
Quantitative U.S. Small Cap Equity Portfolio	—	7,532	133
Quantitative International Equity Portfolio	—	1,099,884	—
Responsible ESG U.S. Equity Portfolio	—	218,408	—
Women in Leadership U.S. Equity Portfolio	—	275,552	—
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Portfolio	Tax Exempt	Ordinary Income	Long-Term Gains
Quantitative U.S. Total Market Equity Portfolio	$ —	$ 45,803	$ 3,423,033
Strategic Equity Portfolio	—	1,036,605	12,912,989
Small Cap Equity Portfolio	—	2,196,950	834,084
Equity Income Portfolio	—	333,966	—
Global Secured Options Portfolio	—	199,638	225,651
Core Fixed Income Portfolio	—	9,331,322	5,081,697
Short Term Tax Aware Fixed Income Portfolio	368,711	81,552	—
High Yield Municipal Portfolio	6,333,610	77,009	22,353
For the fiscal year ended October 31, 2022, permanent differences between financial and tax reporting related primarily to REITs, foreign currency gain/(loss), distribution reallocations, net operating losses, nontaxable dividends received from investments, tax equalization and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies were identified and reclassified among the components of each Portfolio’s net assets as identified below. These reclassifications had no effect on net assets.
Portfolio	Total distributable earnings	Paid-in capital
Quantitative U.S. Large Cap Core Equity Portfolio	$(23,945,794)	$23,945,794
Quantitative U.S. Large Cap Growth Equity Portfolio	(16,297,585)	16,297,585
Quantitative U.S. Large Cap Value Equity Portfolio	(24,060)	24,060
Responsible ESG U.S. Equity Portfolio	(204,274)	204,274
Women in Leadership U.S. Equity Portfolio	(32,647)	32,647
Quantitative U.S. Long/Short Equity Portfolio	527,039	(527,039)
Quantitative U.S. Total Market Equity Portfolio	(440)	440
Strategic Equity Portfolio	(1,395,318)	1,395,318
Small Cap Equity Portfolio	(26,638,281)	26,638,281
Secured Options Portfolio	403,919	(403,919)
Global Secured Options Portfolio	18,563	(18,563)
As of October 31, 2022, aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value were as follows:
Portfolio	Cost	Appreciation	(Depreciation)	Net
Quantitative U.S. Large Cap Core Equity Portfolio	$ 839,927,028	$205,203,858	$ 45,999,081	$159,204,777
Quantitative U.S. Large Cap Growth Equity Portfolio	1,802,704,019	471,451,883	90,748,281	380,703,602
Quantitative U.S. Large Cap Value Equity Portfolio	1,422,852	319,319	58,794	260,525
Quantitative U.S. Small Cap Equity Portfolio	1,329,061	302,003	80,387	221,616
Quantitative International Equity Portfolio	24,879,805	601,443	2,721,411	(2,119,968)
Responsible ESG U.S. Equity Portfolio	20,291,017	4,315,853	353,712	3,962,141
Women in Leadership U.S. Equity Portfolio	19,747,669	2,945,111	468,519	2,476,592
Quantitative U.S. Long/Short Equity Portfolio	(4,814,610)	23,880,140	1,200,815	22,679,325
Quantitative U.S. Total Market Equity Portfolio	30,277,238	15,997,003	1,590,687	14,406,316
Strategic Equity Portfolio	93,300,682	98,921,617	1,113,778	97,807,839
Small Cap Equity Portfolio	961,447,205	307,588,283	100,003,527	207,584,756
Equity Income Portfolio	16,463,875	6,095,547	651,810	5,443,737
Secured Options Portfolio	489,079,699	24,864,052	13,131,183	11,732,869
Global Secured Options Portfolio	20,475,441	383,587	1,718,225	(1,334,638)
Core Fixed Income Portfolio	378,836,265	13,663	51,577,968	(51,564,305)
Short Term Tax Aware Fixed Income Portfolio	57,310,795	2,343	1,553,682	(1,551,339)
High Yield Municipal Portfolio	177,958,130	219,962	25,444,265	(25,224,303)
Other:  In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.
2.  Financial Instruments and Hedging Activities
Disclosures about Derivative Instruments and Hedging Activities:  Each Portfolio follows FASB ASC Topic 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about each Portfolio’s use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s
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operations and financial position. At October 31, 2022 and during the period then ended, the Secured Options Portfolio and the Global Secured Options Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:
Secured Options Portfolio
Asset Derivatives
	Equity Contracts Risk	Total
Options Purchased[1]	$1,033,700,575	$1,033,700,575
Total Value	$1,033,700,575	$1,033,700,575
Liability Derivatives
	Equity Contracts Risk	Total
Options Written[2]	$(683,274,655)	$(683,274,655)
Total Value	$(683,274,655)	$(683,274,655)
Realized Gain (Loss)
	Equity Contracts Risk	Total
Options Purchased[3]	$(218,442,787)	$(218,442,787)
Options Written[4]	158,020,611	158,020,611
Total Realized Gain (Loss)	$ (60,422,176)	$ (60,422,176)
Change in Appreciation (Depreciation)
	Equity Contracts Risk	Total
Options Purchased[5]	$(38,710,807)	$(38,710,807)
Options Written[6]	47,227,177	47,227,177
Total Change in Appreciation (Depreciation)	$ 8,516,370	$ 8,516,370
Number of Contracts, Notional Amounts or Shares/Units
	Equity Contracts Risk	Total
Options Purchased[7]	6,749	6,749
Options Written[7]	(7,792)	(7,792)
Global Secured Options Portfolio
Asset Derivatives
	Equity Contracts Risk	Total
Options Purchased[1]	$26,697,163	$26,697,163
Total Value	$26,697,163	$26,697,163
180

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Notes to Financial Statements — (Continued)
Liability Derivatives
	Equity Contracts Risk	Total
Options Written[2]	$(17,735,775)	$(17,735,775)
Total Value	$(17,735,775)	$(17,735,775)
Realized Gain (Loss)
	Equity Contracts Risk	Total
Options Purchased[3]	$(6,474,287)	$(6,474,287)
Options Written[4]	4,967,908	4,967,908
Total Realized Gain (Loss)	$(1,506,379)	$(1,506,379)
Change in Appreciation (Depreciation)
	Equity Contracts Risk	Total
Options Purchased[5]	$(1,655,383)	$(1,655,383)
Options Written[6]	2,009,219	2,009,219
Total Change in Appreciation (Depreciation)	$ 353,836	$ 353,836
Number of Contracts, Notional Amounts or Shares/Units
	Equity Contracts Risk	Total
Options Purchased[7]	215	215
Options Written[7]	(892)	(892)

[1]	Statement of Assets and Liabilities location: Investments at value.
[2]	Statement of Assets and Liabilities location: Options written, at value.
[3]	Statement of Operations location: Amount is included in Net realized gain (loss) on purchased options.
[4]	Statement of Operations location: Amount is included in Net realized gain (loss) on written options.
[5]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of purchased options.
[6]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of written options.
[7]	Amounts disclosed represent average number of contracts outstanding during the period ended October 31, 2022.
3.  Investment Advisory Fee, Administration Fee and Other Related Party Transactions
Glenmede Investment Management LP (the “Advisor” or "GIM"), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Equity Income Portfolio, Secured Options Portfolio, Global Secured Options Portfolio, Core Fixed Income Portfolio, Short Term Tax Aware Fixed Income Portfolio and High Yield Municipal Portfolio pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board.
During the period from November 1, 2021 through May 8, 2022, Capital International, Inc. ("Capital International") served as sub-advisor to the High Yield Municipal Portfolio. Capital International is a wholly-owned subsidiary of Capital Group International, Inc., which is owned by Capital Research and Management Company, a wholly-owned subsidiary of The Capital Group Companies, Inc. The Advisor had agreed to pay Capital International a fee for its sub-investment advisory services to the High Yield Municipal Portfolio, calculated daily and payable monthly, at the annual rate of the High Yield Municipal Portfolio’s average daily net assets as follows: 0.38% of the first $300,000,000 of the net assets; 0.34% of the net assets between $300,000,000 and $1 billion; and 0.30% of the net assets in excess of $1 billion.
181

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Notes to Financial Statements — (Continued)
Effective May 9, 2022, AllianceBernstein serves as sub-advisor to the High Yield Municipal Portfolio. AllianceBernstein is a publicly-traded limited partnership and its majority owner is Equitable Holdings, Inc., a leading financial services company consisting of two principal franchises: Equitable Life and AllianceBernstein. The Advisor has agreed to pay AllianceBernstein a fee for its sub-investment advisory services to the High Yield Municipal Portfolio, calculated daily and payable monthly, at the annual rate of 0.30% of the High Yield Municipal Portfolio’s average daily net assets.
Under the investment management agreements, the Portfolios pay the Advisor a management fee on a monthly basis in an amount equal to the following annual rates of the average daily net assets of each Portfolio:
Fund Name	Management Fee on Net Assets
Quantitative U.S. Large Cap Core Equity Portfolio	0.55%
Quantitative U.S. Large Cap Growth Equity Portfolio	0.55%
Quantitative U.S. Large Cap Value Equity Portfolio	0.55%*
Quantitative U.S. Small Cap Equity Portfolio	0.55%*
Quantitative International Equity Portfolio	0.75%**
Responsible ESG U.S. Equity Portfolio	0.55%*
Women in Leadership U.S. Equity Portfolio	0.55%*
Quantitative U.S. Long/Short Equity Portfolio	1.20%***
Quantitative U.S. Total Market Equity Portfolio	1.20%***
Strategic Equity Portfolio	0.55%
Small Cap Equity Portfolio	0.55%
Equity Income Portfolio	0.55%*
Secured Options Portfolio	0.55%
Global Secured Options Portfolio	0.55%**
Core Fixed Income Portfolio	0.35%
Short Term Tax Aware Fixed Income Portfolio	0.35%****
High Yield Municipal Portfolio	0.57%**
*  Effective February 28, 2019, the Advisor revised the contractual fee waiver and expense reimbursement agreements with respect to the Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Responsible ESG U.S. Equity Portfolio and Women in Leadership U.S. Equity Portfolio to reduce the contractual expense cap from 1.00% to 0.85% of each such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has also contractually agreed to waive its management fees and/or reimburse expenses to the extent that the Equity Income Portfolio’s total annual operating expenses exceed 0.85% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2023 which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if these waivers/reimbursements are discontinued after that date.
**  Effective May 9, 2022, the management fee payable to the Advisor with respect to the High Yield Municipal Portfolio was reduced from 0.65% to 0.57% of such Portfolio’s average daily net assets. The Advisor has contractually agreed to waive its management fees and/or reimburse expenses to the extent that the High Yield Municipal Portfolio’s, since February 26, 2016 the Quantitative International Equity Portfolio’s and since February 28, 2019 the Global Secured Options Portfolio’s total annual operating expenses exceed 1.00% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2023 which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if these waivers/reimbursements are discontinued after that date.
*** The Advisor has contractually agreed to waive a portion of its management fees so that, after giving effect to such contractual waiver, the management fee for the Quantitative U.S. Long/Short Equity and Quantitative U.S. Total Market Equity Portfolios is 0.85% of such Portfolio’s average daily net assets. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse the Portfolios to the extent that total annual Portfolio operating expenses, as a percentage of the Portfolio’s average daily net assets, exceed 1.25% of the average daily net assets of the Quantitative U.S. Long/Short Equity Portfolio’s Advisor Class shares, 1.05% of the average daily net assets of the Quantitative U.S. Long/Short Equity Portfolio’s Institutional Class shares and 1.25% of the average daily net assets of the Quantitative U.S. Total Market Equity Portfolio (excluding Acquired Fund fees and expenses, short-sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2023, which are included under the caption “Less expenses waived/ reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if the waivers/reimbursements are discontinued after that date.
**** The Advisor has contractually agreed to waive its management fees and/or reimburse expenses to the extent that the Short Term Tax Aware Fixed Income Portfolio’s total annual operating expenses exceed 0.55% of the Portfolio’s
182

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Notes to Financial Statements — (Continued)
average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2023, which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolio will be notified if these waivers and/or reimbursements are discontinued after that date.
Under a Shareholder Servicing Agreement, the following Portfolios pay Glenmede Trust shareholder servicing fees for providing or arranging to provide shareholder support services to the beneficial owner of the Portfolios and share classes listed below:
Shareholder Servicing Fee on Net Assets
Quantitative U.S. Large Cap Core Equity Portfolio (Advisor Class)	0.20%
Quantitative U.S. Large Cap Growth Equity Portfolio (Advisor Class)	0.20%
Quantitative U.S. Large Cap Value Equity Portfolio	0.20%
Quantitative U.S. Small Cap Equity Portfolio	0.20%
Quantitative International Equity Portfolio	0.25%
Responsible ESG U.S. Equity Portfolio	0.20%
Women in Leadership U.S. Equity Portfolio	0.20%
Quantitative U.S. Long/Short Equity Portfolio (Advisor Class)	0.20%
Quantitative U.S. Total Market Equity Portfolio	0.20%
Strategic Equity Portfolio	0.20%
Small Cap Equity Portfolio (Advisor Class)	0.25%
Small Cap Equity Portfolio (Institutional Class)	0.05%
Equity Income Portfolio	0.20%
Secured Options Portfolio (Advisor Class)	0.20%
Global Secured Options Portfolio	0.20%
Core Fixed Income Portfolio	0.10%
Short Term Tax Aware Fixed Income Portfolio	0.10%
High Yield Municipal Portfolio	0.15%*
* Prior to May 9, 2022, the shareholder servicing fee paid by the High Yield Municipal Portfolio to Glenmede Trust was 0.25%.
State Street serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Portfolios, an affiliated registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly. These fees can be found under the caption “Administration, transfer agent and custody fees” in the Statements of Operations.
Foreside Fund Officer Services, LLC (formerly known as Foreside Compliance Services, LLC) is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Principal Consultant of ACA Group.
Quasar Distributors, LLC (“Quasar”) serves as distributor of each Portfolio’s shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.
The Fund pays each Board member an annual fee of $104,000 plus $5,000 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, the Audit Committee Chairman receives an annual fee of $10,000 for his services as Chairman of the Audit Committee and the Chairman of the Board receives an annual fee of $15,000 for his services as Chairman of the Board. These fees can be found under the caption “Directors’ fees and expenses” in the Statements of Operations.
Expenses for the fiscal year ended October 31, 2022 include legal fees paid to Faegre Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent Directors. A partner of the law firm is Secretary of the Fund. These fees are included in the amount shown under the caption “Professional fees” in the Statements of Operations.
183

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Notes to Financial Statements — (Continued)
4.  Purchases and Sales of Securities
For the fiscal year ended October 31, 2022, the cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:
Portfolio	Purchases	Sales
Quantitative U.S. Large Cap Core Equity Portfolio	$ 789,993,826	$1,035,348,848
Quantitative U.S. Large Cap Growth Equity Portfolio	2,301,676,111	1,998,326,796
Quantitative U.S. Large Cap Value Equity Portfolio	1,754,275	2,364,046
Quantitative U.S. Small Cap Equity Portfolio	1,410,451	1,390,016
Quantitative International Equity Portfolio	26,799,249	38,345,502
Responsible ESG U.S. Equity Portfolio	28,776,148	32,791,911
Women in Leadership U.S. Equity Portfolio	25,717,110	27,415,657
Quantitative U.S. Long/Short Equity Portfolio	116,488,695	123,119,806
Quantitative U.S. Total Market Equity Portfolio	76,470,133	63,703,520
Strategic Equity Portfolio	44,332,748	84,621,138
Small Cap Equity Portfolio	370,424,771	611,278,145
Equity Income Portfolio	3,605,827	3,149,921
Secured Options Portfolio	—	—
Global Secured Options Portfolio	11,898,504	4,073,364
Core Fixed Income Portfolio	23,370,557	44,109,490
Short Term Tax Aware Fixed Income Portfolio	33,852,730	29,487,276
High Yield Municipal Portfolio	63,077,240	125,267,410
For the fiscal year ended October 31, 2022, the cost of purchases and proceeds from sales of long-term U.S. government securities were:
Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$80,593,567	$96,125,324
High Yield Municipal Portfolio	—	2,731
5.  Common Stock
Changes in the capital shares outstanding were as follows:
	Year Ended 10/31/22		Year Ended 10/31/21
	Shares	Amount	Shares	Amount
Quantitative U.S. Large Cap Core Equity Portfolio — Advisor
Sold	2,429,893	$ 68,931,574	2,100,409	$ 64,054,495
Issued as reinvestment of dividends	4,878,722	141,210,266	3,270,039	87,263,628
Redeemed	(8,629,706)	(238,383,232)	(9,947,894)	(293,104,464)
Net Decrease	(1,321,091)	$ (28,241,392)	(4,577,446)	$(141,786,341)
Quantitative U.S. Large Cap Core Equity Portfolio — Institutional
Sold	938,359	$ 26,349,978	847,885	$ 25,801,902
Issued as reinvestment of dividends	632,929	18,301,778	423,886	11,394,364
Redeemed	(3,929,590)	(106,588,752)	(3,188,086)	(91,251,178)
Net Decrease	(2,358,302)	$ (61,936,996)	(1,916,315)	$ (54,054,912)
Quantitative U.S. Large Cap Growth Equity Portfolio — Advisor
Sold	3,948,541	$ 126,267,379	2,352,574	$ 82,095,688
Issued as reinvestment of dividends	8,443,422	285,141,335	6,987,144	219,467,955
Redeemed	(12,152,143)	(376,828,707)	(18,072,030)	(626,816,029)
Net Increase (Decrease)	239,820	$ 34,580,007	(8,732,312)	$(325,252,386)
184

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Notes to Financial Statements — (Continued)
	Year Ended 10/31/22		Year Ended 10/31/21
	Shares	Amount	Shares	Amount
Quantitative U.S. Large Cap Growth Equity Portfolio — Institutional
Sold	24,386,959	$ 795,673,375	8,458,065	$ 297,765,281
Issued as reinvestment of dividends	2,913,113	97,812,096	2,266,759	71,268,792
Redeemed	(7,426,101)	(228,639,519)	(13,400,857)	(459,639,749)
Net Increase (Decrease)	19,873,971	$ 664,845,952	(2,676,033)	$ (90,605,676)
Quantitative U.S. Large Cap Value Equity Portfolio
Sold	928	$ 12,500	24,366	$ 295,000
Issued as reinvestment of dividends	2,372	29,166	1,743	20,983
Redeemed	(59,220)	(656,410)	(11,343)	(140,895)
Net Increase (Decrease)	(55,920)	$ (614,744)	14,766	$ 175,088
Quantitative U.S. Small Cap Equity Portfolio
Sold	920	$ 12,500	—	$ —
Issued as reinvestment of dividends	11,488	153,561	551	7,588
Net Increase	12,408	$ 166,061	551	$ 7,588
Quantitative International Equity Portfolio
Sold	152,283	$ 2,215,713	33,779	$ 479,232
Issued as reinvestment of dividends	19,338	264,791	14,942	228,413
Redeemed	(944,697)	(13,906,759)	(1,830,283)	(27,204,703)
Net Decrease	(773,076)	$ (11,426,255)	(1,781,562)	$ (26,497,058)
Responsible ESG U.S. Equity Portfolio
Sold	125,489	$ 2,261,859	201,565	$ 3,768,049
Issued as reinvestment of dividends	158,400	2,920,149	6,883	129,297
Redeemed	(384,689)	(6,608,225)	(187,944)	(3,527,964)
Net Increase (Decrease)	(100,800)	$ (1,426,217)	20,504	$ 369,382
Women in Leadership U.S. Equity Portfolio
Sold	165,562	$ 2,583,025	183,350	$ 3,215,887
Issued as reinvestment of dividends	296,222	4,637,372	8,413	152,570
Redeemed	(290,686)	(4,651,352)	(348,442)	(6,309,127)
Net Increase (Decrease)	171,098	$ 2,569,045	(156,679)	$ (2,940,670)
Quantitative U.S. Long/Short Equity Portfolio — Advisor
Sold	1,048,989	$ 14,521,789	231,228	$ 2,833,951
Redeemed	(1,938,341)	(26,207,201)	(4,649,072)	(56,802,686)
Net Decrease	(889,352)	$ (11,685,412)	(4,417,844)	$ (53,968,735)
Quantitative U.S. Long/Short Equity Portfolio — Institutional
Sold	137,385	$ 1,881,412	547,595	$ 7,105,284
Redeemed	(90,057)	(1,234,120)	(16,557)	(209,973)
Net Increase	47,328	$ 647,292	531,038	$ 6,895,311
Quantitative U.S. Total Market Equity Portfolio
Sold	1,354,988	$ 26,424,079	153,035	$ 3,138,822
Issued as reinvestment of dividends	286,877	5,553,388	197,089	3,302,532
Redeemed	(750,418)	(13,649,622)	(634,270)	(12,315,378)
Net Increase (Decrease)	891,447	$ 18,327,845	(284,146)	$ (5,874,024)
Strategic Equity Portfolio
Sold	106,633	$ 3,165,189	225,690	$ 7,026,380
Issued as reinvestment of dividends	763,258	24,516,049	426,978	12,255,189
Redeemed	(1,441,599)	(42,291,383)	(1,402,544)	(44,266,719)
Net Decrease	(571,708)	$ (14,610,145)	(749,876)	$ (24,985,150)
185

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Notes to Financial Statements — (Continued)
	Year Ended 10/31/22		Year Ended 10/31/21
	Shares	Amount	Shares	Amount
Small Cap Equity Portfolio — Advisor
Sold	1,324,335	$ 45,922,789	1,266,694	$ 41,682,328
Issued as reinvestment of dividends	607,337	21,396,322	13,013	405,614
Redeemed	(2,075,225)	(71,530,054)	(4,330,396)	(141,283,194)
Net Decrease	(143,553)	$ (4,210,943)	(3,050,689)	$ (99,195,252)
Small Cap Equity Portfolio — Institutional
Sold	8,037,573	$ 302,799,384	9,212,748	$ 324,077,025
Issued as reinvestment of dividends	428,691	15,995,496	23,933	815,748
Redeemed	(14,209,188)	(500,935,680)	(19,176,316)	(649,099,448)
Net Decrease	(5,742,924)	$(182,140,800)	(9,939,635)	$(324,206,675)
Equity Income Portfolio
Sold	136,724	$ 2,026,389	21,941	$ 331,439
Issued as reinvestment of dividends	66,619	1,028,822	1,676	24,654
Redeemed	(101,565)	(1,474,977)	(185,054)	(2,610,970)
Net Increase (Decrease)	101,778	$ 1,580,234	(161,437)	$ (2,254,877)
Secured Options Portfolio — Advisor
Sold	1,219,393	$ 15,992,808	940,671	$ 12,846,984
Issued as reinvestment of dividends	808,851	10,595,950	—	—
Redeemed	(2,020,911)	(25,810,946)	(3,064,095)	(41,110,090)
Net Increase (Decrease)	7,333	$ 777,812	(2,123,424)	$ (28,263,106)
Secured Options Portfolio — Institutional
Sold	18,204,948	$ 233,763,186	3,429,440	$ 47,712,901
Issued as reinvestment of dividends	2,730,613	36,207,927	—	—
Redeemed	(6,980,155)	(91,273,996)	(10,798,791)	(141,746,581)
Net Increase (Decrease)	13,955,406	$ 178,697,117	(7,369,351)	$ (94,033,680)
Global Secured Options Portfolio
Sold	3,310,207	$ 15,746,872	1,130,339	$ 5,984,091
Issued as reinvestment of dividends	48,018	232,886	12,132	60,299
Redeemed	(1,677,037)	(8,178,013)	(98,041)	(519,619)
Net Increase	1,681,188	$ 7,801,745	1,044,430	$ 5,524,771
Core Fixed Income Portfolio
Sold	6,750,991	$ 68,365,232	5,261,656	$ 59,459,214
Issued as reinvestment of dividends	89,556	930,832	657,354	7,548,663
Redeemed	(10,134,141)	(101,979,440)	(5,004,064)	(56,515,607)
Net Increase (Decrease)	(3,293,594)	$ (32,683,376)	914,946	$ 10,492,270
Short Term Tax Aware Fixed Income Portfolio
Sold	2,588,172	$ 25,437,020	2,093,822	$ 21,242,499
Issued as reinvestment of dividends	5,276	51,991	5,604	56,862
Redeemed	(2,279,488)	(22,464,347)	(1,792,496)	(18,191,928)
Net Increase	313,960	$ 3,024,664	306,930	$ 3,107,433
High Yield Municipal Portfolio
Sold	3,292,275	$ 34,100,462	6,406,515	$ 70,820,808
Issued as reinvestment of dividends	201,393	2,217,177	12,156	133,646
Redeemed	(11,422,712)	(110,478,751)	(2,811,061)	(31,252,003)
Net Increase (Decrease)	(7,929,044)	$ (74,161,112)	3,607,610	$ 39,702,451
As of October 31, 2022, with the exception of the Small Cap Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Secured Options Portfolio, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over a significant portion of each Portfolio’s outstanding shares. The following Portfolios have shareholders which, to the Fund’s knowledge, own beneficially 5% or more of the
186

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Notes to Financial Statements — (Continued)
shares outstanding of a Portfolio or class of a Portfolio as of October 31, 2022. The total percentage of the shares of a Portfolio or class of a Portfolio held by such shareholders is as follows:
	5% or Greater Shareholders
Portfolio	# of Shareholders	% of Shares Held
Quantitative U.S Large Cap Core Equity Portfolio (Advisor Class)	2	36%
Quantitative U.S. Large Cap Core Equity Portfolio (Institutional Class)	6	86%
Quantitative U.S. Large Cap Growth Equity Portfolio (Advisor Class)	2	68%
Quantitative U.S. Large Cap Growth Equity Portfolio (Institutional Class)	2	88%
Quantitative U.S. Large Cap Value Equity Portfolio	1	97%
Quantitative U.S. Small Cap Equity Portfolio	1	98%
Responsible ESG U.S. Equity Portfolio	3	25%
Women in Leadership U.S. Equity Portfolio	5	40%
Quantitative International Equity Portfolio	2	25%
Quantitative U.S. Long/Short Equity Portfolio (Advisor Class)	1	7%
Quantitative U.S. Long/Short Equity Portfolio (Institutional Class)	3	37%
Quantitative U.S. Total Market Equity Portfolio	2	66%
Small Cap Equity Portfolio (Advisor Class)	3	53%
Small Cap Equity Portfolio (Institutional Class)	3	90%
Equity Income Portfolio	3	22%
Secured Options Portfolio (Advisor Class)	4	62%
Secured Options Portfolio (Institutional Class)	4	97%
Global Secured Options Portfolio	2	100%
Short Term Tax Aware Fixed Income Portfolio	2	18%
6.  Lending of Portfolio Securities
As of October 31, 2022, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:
Portfolio	Market Value of Loaned Securities	Market Value of Cash Collateral	Market Value of Non-Cash Collateral	% of Total Assets on Loan
Quantitative U.S. Large Cap Core Equity Portfolio	$ 6,790,940	$ 6,920,115	$ —	0.68
Quantitative U.S. Large Cap Growth Equity Portfolio	14,013,841	14,174,543	—	0.64
Quantitative U.S. Large Cap Value Equity Portfolio	11,754	11,978	—	0.70
Quantitative U.S. Small Cap Equity Portfolio	46,916	19,157	30,999	3.02
Quantitative International Equity Portfolio	682,304	554,453	157,677	2.90
Responsible ESG U.S. Equity Portfolio	376,096	383,250	—	1.54
Quantitative U.S. Long/Short Equity Portfolio	769,516	796,370	—	0.79
Quantitative U.S. Total Market Equity Portfolio	776,207	752,215	49,202	1.38
Small Cap Equity Portfolio	54,954,397	56,703,980	348,306	4.70
Core Fixed Income Portfolio	9,465,699	9,685,150	—	2.87
The Portfolios have adopted the disclosure provisions of FASB Accounting Standards Update ("ASU") No. 2014-11 (“ASU No. 2014-11”), Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending and other similar transactions that are accounted for as secured borrowings.
All of the securities on loan as of October 31, 2022 for the Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio and Core Fixed Income Portfolio were collateralized by cash; for the Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, and Small Cap Equity Portfolio were collateralized by cash and U.S. Treasuries; all of which have a contractual maturity of overnight and continuous.
7.  Line of Credit
Effective November 5, 2020, the Fund and The Glenmede Portfolios, acting on behalf of their respective Portfolios, entered into unsecured committed and uncommitted lines of credit, each not to exceed $50 million, with State Street, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The lines of credit were renewed on November 4, 2021 and again on November 3, 2022 and will expire on November 2, 2023, if not renewed. Borrowings under the lines of credit bear interest rates determined at the time of
187

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Concluded)
such borrowings, if any, are accrued daily and based upon an annualized spread ratio comprised of the overnight federal funds effective rate plus 1.35%. Interest charged under this facility during the fiscal year ended October 31, 2022 is identified as Interest expense on the accompanying Statements of Operations.
The average loans for the days outstanding and average interest rate for the Portfolios during the fiscal year ended October 31, 2022, were as follows:
	Amount Outstanding at October 31, 2022	Average Borrowings*	Days Outstanding*	Average Rate	Maximum Borrowings*
Quantitative U.S. Large Cap Core Equity Portfolio	$—	$ 5,843,750	16	2.06%	$38,000,000
Quantitative U.S. Large Cap Growth Equity Portfolio	—	13,576,923	13	1.58	71,000,000
Quantitative U.S. Large Cap Value Equity Portfolio	—	500,000	1	4.43	500,000
Quantitative International Equity Portfolio	—	859,375	32	1.71	1,500,000
Responsible ESG U.S. Equity Portfolio	—	1,500,000	4	2.57	1,500,000
Women in Leadership U.S. Equity Portfolio	—	1,000,000	1	1.44	1,000,000
Quantitative U.S. Long/Short Equity Portfolio	—	1,928,571	7	2.33	3,000,000
Quantitative U.S. Total Market Equity Portfolio	—	1,250,000	2	3.09	1,500,000
Strategic Equity Portfolio	—	1,166,667	6	1.44	1,500,000
Small Cap Equity Portfolio	—	14,285,714	7	2.76	46,500,000
Global Secured Options Portfolio	—	3,000,000	2	1.69	4,000,000
Short Term Tax Aware Fixed Income Portfolio	—	1,500,000	1	3.69	1,500,000
High Yield Municipal Portfolio	—	4,250,000	12	3.00	7,000,000
* For the year ended October 31, 2022, based on the number of days borrowings were outstanding. Days Oustanding represents the total number of days during the period where there was an end of day open loan balance for a Portfolio.
8.  Recently Issued Accounting Pronouncements
In October 2020, the SEC adopted new regulations under the 1940 Act governing the use of derivatives by registered investment companies ("Rule 18f-4"). Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Fund, on behalf of the Portfolios, was required to comply with Rule 18f-4 effective August 19, 2022 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. Rule 18f-4 may require the Fund to observe more stringent requirements than were previously imposed by the 1940 Act, which could adversely affect the ability of the Portfolios to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which could adversely affect a Portfolio’s performance and increase costs related to a Portfolio’s use of derivatives.
In January 2021, the FASB issued Accounting Standards Update 2021-01 -- Reference Rate Reform (Topic 848) -- Scope (“ASU 2021-01”) as an update to Accounting Standards Update 2020-04 -- Reference Rate Reform (Topic 848) -- Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) in order to make certain clarifications. ASU 2020-04 and ASU 2021-01 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not believe the impact of adopting ASU 2020-04 and ASU 2021-01 will have a material impact on the financial statements.
9.  Subsequent Events
Management has evaluated events and transactions subsequent to October 31, 2022 through the date the financial statements were available to be issued, and has determined that there were no other material events that would require recognition or disclosure in the Fund’s financial statements.
188

Report of Independent Registered Public Accounting Firm
To the Board of Directors of The Glenmede Fund, Inc. and Shareholders of Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Equity Income Portfolio, Secured Options Portfolio, Global Secured Options Portfolio, Core Fixed Income Portfolio, Short Term Tax Aware Fixed Income Portfolio, High Yield Municipal Portfolio, Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Equity Income Portfolio, Secured Options Portfolio, Global Secured Options Portfolio, Core Fixed Income Portfolio, Short Term Tax Aware Fixed Income Portfolio, High Yield Municipal Portfolio, Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio (constituting The Glenmede Fund, Inc., hereafter collectively referred to as the "Portfolios") as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, of cash flows of Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2022, the results of each of their operations and cash flows of Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinions.
Philadelphia, Pennsylvania
December 19, 2022
We have served as the auditor of one or more investment companies in the Glenmede family of funds since 1988.
189

The Glenmede Portfolios

Statement Of Assets And Liabilities October 31, 2022
Muni Intermediate Portfolio
Assets:
Investments at value[1]	$ 217,871,441
Cash	852,082
Receivable for fund shares sold	304,471
Interest receivable	2,993,597
Prepaid expenses	2,014
Total assets	222,023,605
Liabilities:
Payable for fund shares redeemed	1,621
Payable for Trustees’ fees	8,299
Payable for Shareholder Servicing fees	30,792
Accrued expenses	75,399
Total liabilities	116,111
Net Assets	$221,907,494
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 21,899
Paid-in capital in excess of par value	241,816,247
Total distributable earnings	(19,930,652)
Total Net Assets	$221,907,494
Shares Outstanding	21,898,599
Net Asset Value Per Share	$ 10.13
[1] Investments at cost	$228,004,971
See Notes to Financial Statements.
190

THE GLENMEDE PORTFOLIOS

Statement Of Operations
For the Year Ended October 31, 2022
Muni Intermediate Portfolio
Investment income:
Interest	$ 5,187,775
Total investment income	5,187,775
Expenses:
Administration, transfer agent and custody fees	138,644
Professional fees	48,220
Shareholder report expenses	10,971
Shareholder servicing fees	439,473
Trustees’ fees and expenses	35,805
Registration and filing fees	10,559
Other expenses	40,290
Total expenses	723,962
Net investment income	4,463,813
Realized and unrealized loss:
Net realized loss on:
Investment transactions	(10,210,110)
Net change in unrealized loss on:
Investments	(16,620,749)
Net realized and unrealized loss	(26,830,859)
Net decrease in net assets resulting from operations	$(22,367,046)
See Notes to Financial Statements.
191

The Glenmede Portfolios

Statements Of Changes In Net Assets
For the Year Ended October 31, 2022
Muni Intermediate Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 4,463,813
Net realized loss on:
Investment transactions	(10,210,110)
Net change in unrealized loss on:
Investments	(16,620,749)
Net increase (decrease) in net assets resulting from operations	(22,367,046)
Distributions from earnings	(6,472,523)
Net increase (decrease) in net assets from capital share transactions (See note 4)	(85,316,853)
Net increase (decrease) in net assets	(114,156,422)
NET ASSETS:
Beginning of year	336,063,916
End of year	$ 221,907,494

For the Year Ended October 31, 2021
Muni Intermediate Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 4,808,130
Net realized gain on:
Investment transactions	1,993,943
Net change in unrealized loss on:
Investments	(4,768,270)
Net increase in net assets resulting from operations	2,033,803
Distributions from earnings	(8,293,320)
Net increase in net assets from capital share transactions (See note 4)	20,384,358
Net increase in net assets	14,124,841
NET ASSETS:
Beginning of year	321,939,075
End of year	$336,063,916
See Notes to Financial Statements.
192

The Glenmede Portfolios

Financial Highlights
For a share outstanding throughout each year
	Muni Intermediate Portfolio
	For the Year Ended October 31,
	2022 [1]	2021 [1]	2020 [1]	2019 [1]	2018
Net asset value, beginning of year	$ 11.19	$ 11.41	$ 11.25	$ 10.73	$ 11.01
Income from investment operations:
Net investment income	0.16	0.16	0.20	0.22	0.20
Net realized and unrealized gain (loss) on investments	(0.99)	(0.09)	0.21	0.52	(0.28)
Total from investment operations	(0.83)	0.07	0.41	0.74	(0.08)
Distributions to shareholders from:
Net investment income	(0.16)	(0.17)	(0.21)	(0.22)	(0.20)
Net realized capital gains	(0.07)	(0.12)	(0.04)	—	—
Total distributions	(0.23)	(0.29)	(0.25)	(0.22)	(0.20)
Net asset value, end of year	$ 10.13	$ 11.19	$ 11.41	$ 11.25	$ 10.73
Total return	(7.51)%	0.60%	3.64%	6.90%	(0.73)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$221,907	$336,064	$321,939	$311,319	$289,401
Ratio of operating expenses to average net assets	0.25%	0.24%	0.25%	0.24%	0.23%
Ratio of net investment income to average net assets	1.52%	1.45%	1.80%	1.94%	1.86%
Portfolio turnover rate	61%	31%	35%	34%	31%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
See Notes to Financial Statements.
193

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2022
Face Amount		Value
MUNICIPAL BONDS* — 98.2%
	Arizona — 0.9%
$2,015,000	Yuma Municipal Property Corp., AZ, Road & Excise Tax, Revenue Bonds, Refunding, 5.000% due 7/1/26	$ 2,093,898
	California — 10.9%
1,000,000	California State University, Revenue Bonds, Refunding, Series A, 5.000% due 11/1/27	1,057,177
1,675,000	City of Los Angeles, CA, Department of Airports, Revenue Bonds, Refunding, Series B, 5.000% due 5/15/27	1,790,457
1,500,000	City of Los Angeles, CA, Revenue Notes, 4.000% due 6/29/23	1,508,145
1,000,000	East Bay Municipal Utility District Water System Revenue, CA, Revenue Bonds, Refunding, Series B-2, 5.000% due 6/1/26	1,059,277
2,820,000	Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Revenue Bonds, Refunding, Series A, 4.000% due 7/1/31	2,842,616
1,560,000	Los Angeles Department of Water and Power System, CA, Revenue Bonds, Refunding, Series B, 5.000% due 7/1/28	1,699,278
1,500,000	Regents of The University of California Medical Centre Pooled Revenue, Revenue Bonds, Series 2022 P, 5.000% due 5/15/34	1,601,443
1,835,000	San Diego Unified School District, CA, General Obligation Unlimited, Refunding, Series R, 5.000% due 7/1/29	1,950,311
1,810,000	San Francisco City and County Airport Comm-San Francisco International Airport, CA, Revenue Bonds, Refunding, Series A, 5.000% due 5/1/26	1,900,389
750,000	San Francisco Unified School District, CA, General Obligation Unlimited, Series C, 5.000% due 6/15/26	793,835
1,500,000	Santa Ana Unified School District, CA, General Obligation Unlimited, Refunding, 5.000% due 8/1/30	1,621,173
	State of California, General Obligation Unlimited:
2,500,000	5.000% due 9/1/31	2,784,783
1,500,000	4.000% due 10/1/34	1,478,679
2,000,000	State of California, General Obligation Unlimited, Refunding, Series B, 5.000% due 4/1/33	2,155,932
		24,243,495
	Colorado — 2.4%
1,010,000	Adams & Arapahoe Joint School District 28J Aurora, CO, General Obligation Unlimited, Refunding, Series A, (State Aid Withholding), 5.000% due 12/1/23	1,029,082
1,195,000	City & County of Denver, CO, Airport System Revenue, Revenue Bonds, Series A, 5.000% due 11/15/24	1,222,426
1,495,000	Colorado Housing and Finance Authority, Revenue Bonds, Series B, 3.750% due 5/1/50	1,460,805
1,425,000	E-470 Public Highway Authority, CO, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/28	1,530,306
		5,242,619
	Connecticut — 2.0%
1,475,000	Connecticut Housing Finance Authority, Housing Finance Mortgage Program, Revenue Bonds, Refunding, Series F-1, 3.500% due 11/15/43	1,431,781
	State of Connecticut, General Obligation Unlimited, Refunding, Series D:
1,500,000	5.000% due 7/15/23	1,519,219
1,300,000	5.000% due 9/15/31	1,428,561
		4,379,561
See Notes to Financial Statements.
194

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Delaware — 1.9%
$ 535,000	Delaware River & Bay Authority, Revenue Bonds, Refunding, 5.000% due 1/1/31	$ 587,106
1,000,000	Delaware River & Bay Authority, Revenue Bonds, Refunding, Series C, 5.000% due 1/1/27	1,017,622
2,640,000	State of Delaware, General Obligation Unlimited, Series B, 5.000% due 7/1/24	2,716,242
		4,320,970
	District Of Columbia — 1.2%
1,550,000	District of Columbia, General Obligation Unlimited, Series A, 5.000% due 6/1/32	1,603,525
1,000,000	Metropolitan Washington Airports Authority System, DC, Revenue Bonds, Refunding, Series B, 5.000% due 10/1/23	1,015,022
		2,618,547
	Florida — 6.3%
2,820,000	Central Florida Expressway Authority, Revenue Bonds, Refunding, Series B, 5.000% due 7/1/28	2,954,830
2,750,000	City of Lakeland, FL, Department of Electric Utilities, Revenue Bonds, Refunding, 5.000% due 10/1/25	2,879,474
4,500,000	County of Miami-Dade, FL, Seaport Department, Revenue Bonds, Prerefunded, Series A, 5.500% due 10/1/25	4,588,899
2,610,000	County of Miami-Dade, FL, Water and Sewer System Revenue, Revenue Bonds, Refunding, Series B, 4.000% due 10/1/35	2,549,516
1,025,000	School District of Broward County, FL, Certificate Participation, Refunding, Series A, 5.000% due 7/1/27	1,074,367
		14,047,086
	Georgia — 0.8%
1,715,000	Municipal Electric Authority of Georgia, Project one, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/31	1,783,502
	Illinois — 1.9%
2,000,000	Chicago O’Hare International Airport, IL, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/32	2,035,115
1,000,000	County of Cook, IL, General Obligation Unlimited, Refunding, Series A, 5.000% due 11/15/25	1,038,647
1,000,000	Illinois Finance Authority, Revenue Bonds, Refunding, Series C, 5.000% due 2/15/27	1,053,675
		4,127,437
	Indiana — 0.5%
1,025,000	Indiana Municipal Power Agency, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	1,054,374
	Kansas — 0.4%
1,000,000	Wyandotte County-Kansas City Unified Government, KS, General Obligation Unlimited, Series A, (AGMC Insured), 4.000% due 8/1/24	1,010,308
	Kentucky — 0.5%
1,000,000	Kentucky State Property & Building Commission, Revenue Bonds, Project No. 119, (BAM Insured), 5.000% due 5/1/33	1,052,344
	Maryland — 3.4%
3,000,000	County of Baltimore, MD, General Obligation Unlimited, Refunding, 5.000% due 8/1/24	3,090,652
1,240,000	County of Montgomery, MD, General Obligation Unlimited, Consolidated Public Improvement, Refunding, Series D, 4.000% due 11/1/28	1,275,272
See Notes to Financial Statements.
195

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Maryland — (Continued)
$1,000,000	Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Series B, 5.000% due 4/15/32	$ 1,045,063
2,000,000	State of Maryland, General Obligation Unlimited, Series B, 5.000% due 8/1/24	2,060,434
		7,471,421
	Massachusetts — 2.5%
1,435,000	Commonwealth of Massachusetts, General Obligation Limited, Refunding, Series B, 5.000% due 7/1/33	1,556,091
2,850,000	Commonwealth of Massachusetts, General Obligation Limited, Series C, 5.000% due 5/1/30	2,870,509
1,100,000	Commonwealth of Massachusetts, General Obligation Limited, Series E, 5.000% due 9/1/32	1,176,243
		5,602,843
	Michigan — 2.2%
1,015,000	Byron Center Public Schools, MI, General Obligation Unlimited, Refunding, (QSBLF Insured), 5.000% due 5/1/24	1,040,401
1,500,000	Michigan Finance Authority, Revenue Bonds, Hospital Revenue Refunding Bonds, Series 2022 A, 5.000% due 4/15/28	1,604,182
715,000	Michigan Finance Authority, Revenue Bonds, Series 2014D, (AGMC Insured), 5.000% due 7/1/24	733,776
1,630,000	Michigan State Housing Development Authority, Revenue Bonds, AMT, Series B, 3.500% due 6/1/47	1,599,233
		4,977,592
	Minnesota — 1.7%
1,825,000	Minnesota Housing Finance Agency, Revenue Bonds, Refunding, Series E, (GNMA / FNMA / FHLMC Insured), 4.000% due 1/1/47	1,808,348
1,800,000	State of Minnesota, General Obligation Unlimited, Series A, 5.000% due 8/1/32	1,954,930
		3,763,278
	Missouri — 1.8%
2,000,000	City of Kansas City, MO, Sanitary Sewer System, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	2,067,014
1,935,000	Missouri Housing Development Commission, Single Family Mortgage, Revenue Bonds, Series A, (GNMA / FNMA / FHLMC Insured), 3.500% due 11/1/50	1,871,781
		3,938,795
	Nevada — 0.5%
1,000,000	Clark County School District, NV, General Obligation Limited, Building and Refunding Bonds, Series C, 5.000% due 6/15/26	1,049,034
	New Jersey — 2.1%
2,000,000	New Jersey Economic Development Authority, Revenue Bonds, Series-AAA, 5.500% due 6/15/31	2,169,602
1,375,000	New Jersey Turnpike Authority, Revenue Bonds, Series A, 5.000% due 1/1/27	1,457,889
1,000,000	New Jersey Turnpike Authority, Revenue Bonds, Series E, 5.000% due 1/1/32	1,024,848
		4,652,339
	New Mexico — 2.0%
925,000	New Mexico Mortgage Finance Authority, Revenue Bonds, Series A, (GNMA / FNMA / FHLMC Insured), 3.500% due 1/1/51	892,655
See Notes to Financial Statements.
196

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Mexico — (Continued)
$ 825,000	New Mexico Mortgage Finance Authority, Revenue Bonds, Series F, (GNMA / FNMA / FHLMC Insured), 3.500% due 7/1/50	$ 796,551
2,500,000	State of New Mexico, Severance Tax Permanent Fund, Revenue Bonds, Series B, 5.000% due 7/1/28	2,709,745
		4,398,951
	New York — 15.0%
1,250,000	City of New York, General Obligation Unlimited, Fiscal 2008 Series J, 5.000% due 8/1/28	1,351,402
1,185,000	Long Island Power Authority, NY, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/33	1,259,420
1,000,000	Metropolitan Transportation Aurthority, NY, Revenue Bonds, (AGMC Insured), (SOFR*0.67+0.55%), 2.587% due 11/1/32[1]	977,666
1,000,000	New York City Municipal Water Finanace Authority, NY, Water and Sewer System, Revenue Bonds, Series BB-2, 5.000% due 6/15/27	1,052,248
1,465,000	New York City Transitional Finance Authority Building Aid Revenue, NY, Revenue Bonds, Refunding, Series S-1, (State Aid Withholding), 5.000% due 7/15/31	1,508,270
1,500,000	New York City Transitional Finance Authority Building Aid Revenue, NY, Revenue Bonds, Refunding, Series S-1A, (State Aid Withholding), 5.000% due 7/15/30	1,646,863
1,650,000	New York City Transitional Finance Authority Future Tax Secured Revenue, NY, Revenue Bonds, Refunding, Series C, 5.000% due 11/1/26	1,746,002
1,160,000	New York City Transitional Finance Authority Future Tax Secured Revenue, NY, Revenue Bonds, Refunding, Subseries F-1, 5.000% due 11/1/26	1,227,493
2,275,000	New York City Transitional Finance Authority Future Tax Secured Revenue, NY, Revenue Bonds, Subseries E-1, 5.000% due 2/1/30	2,362,682
1,930,000	New York City Transitional Finance Authority Future Tax Secured Revenue, NY, Revenue Bonds, Subseries F-1, 5.000% due 5/1/31	2,026,117
1,000,000	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Revenue Bonds, 5.000% due 7/1/35	1,027,712
1,415,000	New York State Dormitory Authority, Personal Income Tax, Revenue Bonds, Refunding, Series A, 5.000% due 3/15/28	1,520,584
2,440,000	New York State Dormitory Authority, Personal Income Tax, Revenue Bonds, Refunding, Series E, 4.000% due 3/15/28	2,484,024
	New York State Thruway Authority, Highway Revenue Tolls, Revenue Bonds, Refunding, Series K:
1,000,000	5.000% due 1/1/31	1,028,448
1,200,000	5.000% due 1/1/32	1,233,129
3,000,000	New York State Urban Development Corp., Personal Income Tax, Revenue Bonds, Refunding, 5.000% due 9/15/28	3,237,742
1,025,000	New York State Urban Development Corp., Personal Income Tax, Revenue Bonds, Refunding, Series A, 5.000% due 3/15/28	1,087,425
1,400,000	New York State Urban Development Corp., Personal Income Tax, Revenue Bonds, Series A, 5.000% due 3/15/35	1,486,449
1,700,000	Port Authority of New York & New Jersey, Revenue Bonds, Refunding, 5.000% due 11/15/33	1,782,260
2,000,000	Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Series 231, 5.000% due 8/1/27	2,073,085
1,070,000	Triborough Bridge & Tunnel Authority, NY, Revenue Bonds, Series C, 4.000% due 11/15/27	1,099,588
		33,218,609
See Notes to Financial Statements.
197

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	North Carolina — 0.3%
$ 600,000	Country of New Hanover, NC, Hospital Revenue, Revenue Bonds, Refunding, Escrowed to Maurity, 5.000% due 10/1/23	$ 609,176
	Ohio — 3.7%
500,000	Miami University, OH, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/30	544,110
1,665,000	Ohio Housing Finance Agency, Residential Mortgage, Revenue Bonds, Series D, (GNMA / FNMA / FHLMC Insured), 4.000% due 3/1/48	1,643,514
3,250,000	State of Ohio, General Obligation Unlimited, Series A, 5.000% due 6/15/28	3,270,544
1,000,000	State of Ohio, Hospital Refunding, Revenue Bonds, 5.000% due 1/1/28	1,068,296
1,670,000	State of Ohio, Hospital Revenue Bonds, Series A, 5.000% due 1/15/24	1,675,279
		8,201,743
	Oklahoma — 0.9%
2,000,000	Grand River Dam Authority, OK, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/24	2,051,662
	Pennsylvania — 4.7%
1,000,000	Allegheny County Sanitary Authority, PA, Revenue Bonds, Refunding, (BAM Insured), 5.000% due 12/1/30	1,041,812
1,000,000	City of Philadelphia, PA, General Obligation Unlimited, Series A, 5.000% due 8/1/26	1,047,699
1,505,000	Commonwealth of Pennsylvania, General Obligation Unlimited, Refunding, 5.000% due 7/15/23	1,523,757
1,500,000	Commonwealth of Pennsylvania, General Obligation Unlimited, Series 2, 5.000% due 9/15/25	1,568,350
2,500,000	Cumberland County Municipal Authority, PA, Revenue Bonds, 5.000% due 11/1/31	2,601,516
1,360,000	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue, Revenue Bonds, Series 2019-131A, 3.500% due 4/1/49	1,328,560
1,250,000	Pennsylvania State University, Revenue Bonds, Series A, 5.000% due 9/1/31	1,350,416
		10,462,110
	South Carolina — 3.3%
1,500,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/34	1,506,975
1,500,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series A(Power), 4.000% due 12/1/33	1,375,081
3,060,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/24	3,137,777
350,000	South Carolina Public Service Authority, Revenue Bonds, Series A(Utilities), 5.000% due 12/1/27	366,124
1,000,000	South Carolina Public Service Authority, Revenue Bonds, Series B, 5.000% due 12/1/27	1,046,069
		7,432,026
	Texas — 10.2%
1,065,000	Alamo Community College District, TX, General Obligation Limited, Refunding, 5.000% due 2/15/24	1,088,183
3,500,000	Board of Regents of the University of Texas System, TX, Revenue Bonds, Series D, 5.000% due 8/15/25	3,659,903
1,000,000	City of Dallas, TX, Waterworks and Sewer System Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 10/1/33	1,085,534
See Notes to Financial Statements.
198

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$1,100,000	City of Dallas, TX, Waterworks and Sewer System Revenue, Revenue Bonds, Series C, 4.000% due 10/1/33	$ 1,101,538
1,300,000	County of Harris, TX, Revenue Bonds, Series A, 5.000% due 8/15/24	1,338,494
	Harris County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Refunding, Children’s Hospital Project:
1,850,000	5.000% due 10/1/26	1,921,583
1,000,000	5.000% due 10/1/27	1,036,813
1,125,000	Lower Colorado River Authority, TX, Revenue Bonds, Refunding, 5.000% due 5/15/25	1,164,627
1,000,000	North Texas Tollway Authority, Revenue Bonds, Refunding, 5.000% due 1/1/32	1,042,365
4,000,000	North Texas Tollway Authority, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/30	4,100,943
1,000,000	San Antonio Independent School District, TX, General Obligation Unlimited, Series 2022, (PSF Guaranteed), 5.000% due 8/15/24	1,030,841
1,500,000	San Antonio Water System, TX, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/28	1,619,571
1,375,000	State of Texas, General Obligation Unlimited, Series B, 4.000% due 8/1/29	1,390,996
1,090,000	Waco Independent School District, TX, General Obligation Unlimited, Refunding, (PSF Guaranteed), 5.000% due 8/15/23	1,105,516
		22,686,907
	Virginia — 3.3%
1,500,000	County of Arlington, VA, General Obligation Unlimited, Series 2021, 5.000% due 6/15/33	1,656,649
5,500,000	County of Loudoun, VA, General Obligation Unlimited, Refunding, Series B, (State Aid Withholding), 5.000% due 12/1/23	5,605,678
		7,262,327
	Washington — 7.2%
	Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, Refunding, Series S-1:
1,000,000	5.000% due 11/1/30	1,107,588
2,000,000	5.000% due 11/1/34	2,188,901
1,250,000	Energy Northwest, WA, Revenue Bonds, Series A, 5.000% due 7/1/28	1,320,763
1,205,000	Grays Harbor County Public Utility District No. 1, WA, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	1,240,293
3,600,000	King County Bellevue School District No. 405 Bellevue, WA, General Obligation Unlimited, (School Bond Guaranty), 5.000% due 12/1/25	3,668,016
2,000,000	Port of Seattle, WA, Revenue Bonds, Refunding, 5.000% due 6/1/33	2,141,338
1,500,000	Port of Seattle, WA, Revenue Bonds, Refunding, Series B, 5.000% due 3/1/35	1,522,995
2,500,000	State of Washington, General Obligation Unlimited, Series A, 5.000% due 8/1/35	2,697,165
		15,887,059
	Wisconsin — 2.6%
3,000,000	Wisconsin Department of Transportation, Revenue Bonds, Refunding, Series 2, 5.000% due 7/1/30	3,202,037
2,500,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding, 5.000% due 11/15/23	2,540,283
		5,742,320
See Notes to Financial Statements.
199

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2022
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
Wyoming — 1.1%
$2,525,000	Wyoming Community Development Authority, Housing Revenue, Revenue Bonds, Refunding, Series 3, 4.000% due 6/1/43	$ 2,489,108
TOTAL MUNICIPAL BONDS (Cost $228,004,971)		217,871,441
TOTAL INVESTMENTS (Cost $228,004,971)	98.2%	$217,871,441
OTHER ASSETS IN EXCESS OF LIABILITIES	1.8	4,036,053
NET ASSETS	100.0%	$221,907,494

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of October 31, 2022.

Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
AMT — Alternative Minimum Tax
BAM — Build America Mutual
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
See Notes to Financial Statements.
200

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2022
STATE DIVERSIFICATION
On October 31, 2022, State Diversification of the Portfolio was as follows:
	% of Net Assets	Value
STATE:
New York	15.0%	$ 33,218,609
California	10.9	24,243,495
Texas	10.2	22,686,907
Washington	7.2	15,887,059
Florida	6.3	14,047,086
Pennsylvania	4.7	10,462,110
Ohio	3.7	8,201,743
Maryland	3.4	7,471,421
South Carolina	3.3	7,432,026
Virginia	3.3	7,262,327
Wisconsin	2.6	5,742,320
Massachusetts	2.5	5,602,843
Colorado	2.4	5,242,619
Michigan	2.2	4,977,592
New Jersey	2.1	4,652,339
New Mexico	2.0	4,398,951
Connecticut	2.0	4,379,561
Delaware	1.9	4,320,970
Illinois	1.9	4,127,437
Missouri	1.8	3,938,795
Minnesota	1.7	3,763,278
District of Columbia	1.2	2,618,547
Wyoming	1.1	2,489,108
Arizona	0.9	2,093,898
Oklahoma	0.9	2,051,662
Georgia	0.8	1,783,502
Indiana	0.5	1,054,374
Kentucky	0.5	1,052,344
Nevada	0.5	1,049,034
Kansas	0.4	1,010,308
North Carolina	0.3	609,176
TOTAL MUNICIPAL BONDS	98.2%	$217,871,441
TOTAL INVESTMENTS	98.2%	$217,871,441
See Notes to Financial Statements.
201

The Glenmede Portfolios

Notes to Financial Statements
1.  Organization and Significant Accounting Policies
The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of October 31, 2022, the Fund offered shares of one sub-trust, the Muni Intermediate Portfolio (the “Portfolio”). The Portfolio is classified as diversified.
The Fund is an investment company and follows accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification ("ASC") Topic 946 (“ASC 946”). The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) including, but not limited to ASC 946, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and the differences could be material. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.
Valuation of Securities:  Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. These valuations are typically categorized as Level 2 in the fair value hierarchy described below. When market quotations are deemed not readily available, unreliable or not indicative of fair value, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that the Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost and are typically categorized as Level 2 in the fair value hierarchy.
With respect to the Portfolio’s investments that do not have readily available market quotations, the Board has designated the Portfolio’s investment advisor as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").  If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board ("Valuation Procedures"). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NASDAQ Close, that materially affect the values of a Portfolio’s holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Investments valued using significant unobservable inputs are generally categorized as Level 3 in the fair value hierarchy. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Portfolio’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Portfolio could obtain the fair value assigned to an investment if the Portfolio were to sell the investment at approximately the time at which the Portfolio determines its NAV.
FASB ASC Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
202

The Glenmede Portfolios

Notes to Financial Statements — (Continued)
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Muni Intermediate Portfolio had all long-term investments, with corresponding states at Level 2 at October 31, 2022.
COVID-19:  In early 2020, an outbreak of a novel strain of coronavirus ("COVID-19") emerged globally. This coronavirus has resulted in, and may continue to result in, among other things, closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak and its variants has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Although vaccines for COVID-19 have become more widely available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect the Portfolio’s performance, the performance of the securities in which the Portfolio invests and may lead to losses on your investment in the Fund’s Portfolio.
Municipal Securities:  The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Portfolio’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Shareholders should consult the Portfolio’s prospectus for a complete listing of risks associated with the Portfolio.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. The Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, are declared and paid monthly. The Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for the Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”).
Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolio, timing differences and differing characterization of distributions made by the Portfolio.
Federal Income Taxes:  The Portfolio intends to continue to qualify as a regulated investment company by complying with the requirements of the Code applicable to regulated investment companies, and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.
“ Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2022 remain subject to examination by the Internal Revenue Service. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
203

The Glenmede Portfolios

Notes to Financial Statements — (Continued)
On October 31, 2022, the tax year end of the Fund, the Fund had available capital loss carryforwards to be utilized in future periods to offset future capital gains as follows:
Portfolio	Unlimited (Short Term)	Unlimited (Long Term)
Muni Intermediate Portfolio	$4,795,321	$5,414,789
As of October 31, 2022, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Tax-exempt Income	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards	Total Distributable Earnings
Muni Intermediate Portfolio	$412,988	$(10,133,530)	$(10,210,110)	$(19,930,652)
For the fiscal year ended October 31, 2022, the Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis. Such reclasses had no effect on net assets.
As of October 31, 2022, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolio and was as follows:
Portfolio	Tax Exempt	Ordinary Income	Long-Term Gains
Muni Intermediate Portfolio	$4,464,310	$17,024	$1,991,189
As of October 31, 2021, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolio and was as follows:
Portfolio	Tax Exempt	Ordinary Income	Long-Term Gains
Muni Intermediate Portfolio	$4,821,963	$927,838	$2,543,519
As of October 31, 2022, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:
Portfolio	Cost	Appreciation	(Depreciation)	Net
Muni Intermediate Portfolio	$228,004,971	$2,057	$10,135,587	$(10,133,530)
Other:  In the normal course of business, the Portfolio enters into contracts that may include agreements to indemnify another party under given circumstances. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Portfolio. However, based on experience, the risk of material loss from such claims is considered to be remote.
2.  Investment Advisory Fee, Administration Fee and Other Related Party Transactions
Glenmede Investment Management LP (the “Advisor” or "GIM"), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Portfolio, pursuant to an investment management agreement with the Portfolio. Under this agreement, the Advisor manages the Portfolio, subject to the general supervision of the Board.
The Portfolio does not pay a management fee for advisory services. The investors in the Portfolio are the clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees charged vary dependent on a number of factors, including the particular services provided to the client, and are generally 1.25% or less of the clients’ assets under management.
The Portfolio pays Glenmede Trust shareholder servicing fees at the annual rate of 0.15% of the Portfolio’s average daily net assets.
State Street Bank and Trust Company (“State Street”) serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Portfolio. The Portfolio pays State Street a fee based on the combined aggregate average daily net assets of the Portfolio and The Glenmede Fund, Inc., an affiliated registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly.
Foreside Fund Officer Services, LLC (formerly known as Foreside Compliance Services, LLC) is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Principal Consultant of ACA Group.
204

The Glenmede Portfolios

Notes to Financial Statements — (Concluded)
Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolio’s shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Portfolio.
The Portfolio pays each Board member an annual fee of $6,000 and out-of-pocket expenses incurred in attending Board meetings.
Expenses for the fiscal year ended October 31, 2022 include legal fees paid to Faegre Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent Trustees. A partner of the law firm is Secretary of the Fund.
3.  Purchases and Sales of Securities
For the fiscal year ended October 31, 2022, the cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:
Portfolio	Purchases	Sales
Muni Intermediate Portfolio	$169,740,393	$239,691,270
4.  Shares of Beneficial Interest
The Portfolio may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:
	Year Ended 10/31/22		Year Ended 10/31/21
	Shares	Amount	Shares	Amount
Muni Intermediate Portfolio
Sold	8,584,040	$ 90,149,323	4,515,164	$ 51,089,006
Issued as reinvestment of dividends	179,197	1,993,939	305,295	3,465,064
Redeemed	(16,889,273)	(177,460,115)	(3,017,818)	(34,169,712)
Net Increase (Decrease)	(8,126,036)	$ (85,316,853)	1,802,641	$ 20,384,358
As of October 31, 2022, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolio’s outstanding shares. The Portfolio had no shareholders that beneficially owned 5% of the shares outstanding of the Portfolio as of October 31, 2022.
5.  Line of Credit
Effective November 5, 2020, the Fund and The Glenmede Fund, Inc., acting on behalf of their respective Portfolios, entered into unsecured committed and uncommitted lines of credit, each not to exceed $50 million, with State Street, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The lines of credit were renewed on November 4, 2021 and again on November 3, 2022 and will expire on November 2, 2023, if not renewed. Borrowings under the lines of credit bear interest rates determined at the time of such borrowings, if any, are accrued daily and based upon an annualized spread ratio comprised of the overnight federal funds effective rate plus 1.35%. Interest charged under this facility during the fiscal year ended October 31, 2022 is identified as Interest expense on the accompanying Statement of Operations.
The Muni Intermediate Portfolio did not have any borrowings during the fiscal year ended October 31, 2022.
6.  Subsequent Events
Management has evaluated events and transactions subsequent to October 31, 2022 through the date the financial statements were available to be issued, and has determined that there were no other material events that would require recognition or disclosure in the Fund’s financial statements.
205

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of The Glenmede Portfolios and Shareholders of Muni Intermediate Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Muni Intermediate Portfolio (constituting the Glenmede Portfolios, hereafter referred to as the "Portfolio") as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, and brokers. We believe that our audit provides a reasonable basis for our opinion.
Philadelphia, Pennsylvania
December 19, 2022
We have served as the auditor of one or more investment companies in the Glenmede family of funds since 1988.
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THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

Tax Information (Unaudited)
For the fiscal year ended October 31, 2022
Of the ordinary distributions made during the fiscal year ended October 31, 2022, the following percentages have been derived from investments in U.S. Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.
Core Fixed Income Portfolio	71.23%
Of the ordinary distributions made during the fiscal year ended October 31, 2022, the following percentages qualify for the dividends received deduction available to corporate shareholders:
Quantitative U.S. Large Cap Core Equity Portfolio	100%
Quantitative U.S. Large Cap Growth Equity Portfolio	100%
Quantitative U.S. Large Cap Value Equity Portfolio	100%
Quantitative U.S. Small Cap Equity Portfolio	100%
Responsible ESG U.S. Equity Portfolio	100%
Women in Leadership U.S. Equity Portfolio	100%
Quantitative U.S. Total Market Equity Portfolio	100%
Strategic Equity Portfolio	100%
Small Cap Equity Portfolio	100%
Equity Income Portfolio	100%
The above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains for Securities and Exchange Commission (the "SEC") (book) purposes and Internal Revenue Service (tax) purposes.
Foreign Taxes Paid or Withheld
Portfolio	Total
Quantitative International Equity Portfolio	$122,864
The foreign taxes paid or withheld per share represent taxes incurred by the Fund on interest and dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Consult your tax advisor regarding the appropriate treatment of foreign taxes paid.
The Fund paid long-term capital gain distributions of:
Quantitative U.S. Large Cap Core Equity Portfolio	$177,975,880
Quantitative U.S. Large Cap Growth Equity Portfolio	$408,237,216
Quantitative U.S. Large Cap Value Equity Portfolio	$ 24,060
Quantitative U.S. Small Cap Equity Portfolio	$ 139,837
Responsible ESG U.S. Equity Portfolio	$ 3,003,875
Women in Leadership U.S. Equity Portfolio	$ 4,492,326
Quantitative U.S. Total Market Equity Portfolio	$ 5,567,464
Strategic Equity Portfolio	$ 27,431,802
Small Cap Equity Portfolio	$ 88,176,921
Equity Income Portfolio	$ 916,865
Secured Options Portfolio	$ 31,051,233
Global Secured Options Portfolio	$ 1,129,362
Core Fixed Income Portfolio	$ 160,422
High Yield Municipal Portfolio	$ 1,293,535
Muni Intermediate Portfolio	$1,991,189
The above figures may differ from those cited elsewhere in this report due to differences between reporting requirements for SEC (book) purposes and Internal Revenue Service (tax) purposes.
Qualified dividend income (“QDI”) received through October 31, 2022, that qualified for a reduced tax rate pursuant to the Code Section 1 (h)(11) are as follows:
Quantitative U.S. Large Cap Core Equity Portfolio	$16,517,199
Quantitative U.S. Large Cap Growth Equity Portfolio	$15,692,238
Quantitative U.S. Large Cap Value Equity Portfolio	$ 37,841
Quantitative U.S. Small Cap Equity Portfolio	$ 15,350
Quantitative International Equity Portfolio	$1,140,214
207

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THE GLENMEDE PORTFOLIOS

Tax Information (Unaudited) — (Concluded)
For the fiscal year ended October 31, 2022
Responsible ESG U.S. Equity Portfolio	$271,463
Women in Leadership U.S. Equity Portfolio	$ 300,262
Quantitative U.S. Total Market Equity Portfolio	$ 184,797
Strategic Equity Portfolio	$ 1,269,860
Small Cap Equity Portfolio	$ 5,781,456
Equity Income Portfolio	$428,852
Qualified interest income (“QII”) received through October 31, 2022, that qualified for a reduced tax rate pursuant to the Code Section 871 (k) are as follows:
Secured Options Portfolio	77.47%
Global Secured Options Portfolio	44.36%
Core Fixed Income Portfolio	21.05%
Short Term Tax Aware Fixed Income Portfolio	7.25%
Of the dividends paid by the Short Term Tax Aware Fixed Income Portfolio, High Yield Municipal Portfolio and Muni Intermediate Portfolio from net investment income for the fiscal year ended October 31, 2022, 73.95%, 98.32% and 99.63% respectively, is tax-exempt for regular Federal income taxes.
208

The Glenmede Fund, Inc.
The Glenmede Portfolios

Board Members and Officers Table (Unaudited)
The information pertaining to the Board of Directors of The Glenmede Fund, Inc. and the Board of Trustees of The Glenmede Portfolios (collectively, the “Funds”) and their respective officers is set forth below. The Statement of Additional Information includes additional information about the Funds’ Directors/Trustees and is available without charge, upon request, by calling 1-800-442-8299. Each Director/Trustee holds office until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director/Trustee and until the election and qualification of his/her successor, if any, elected at such meeting, or (ii) the date he or she dies, resigns or retires, or is removed by the applicable Board or shareholders. Each officer is elected by the applicable Board and holds office for the term of one year and until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed, or becomes disqualified. The address of each Board member is c/o State Street Bank and Trust Company, One Lincoln Street, Floor 8, SFC 0805, Boston, MA 02111, Attention: Fund Administration Legal Department.
Independent Directors/Trustees(1)
Name and Age	Positions Held with the Funds/Time Served	Principal Occupations(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director/Trustee	Other Directorships Held by Director/ Trustee
Andrew Phillips Age: 60	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since September 2022)	Adjunct Professor - College of Management (since 2021), Long Island University; Senior Performance Officer (2013-2015), Global Head of Institutional and Alternatives Product Strategy (2012-2013), Global Chief Performance Officer (2010-2012), Global Chief Operating Officer (2007-2010) and Managing Director - Americas Fixed Income Executive Team, BlackRock, Inc.	18	None
H. Franklin Allen, Ph.D. Age: 66	Director of Glenmede Fund (since March 1991) and Trustee of Glenmede Portfolios (since May 1992)	Vice Dean Research and Faculty of the Imperial College Business School (since 2019); Professor of Finance and Economics and Executive Director of the Brevan Howard Centre for Financial Analysis at the Imperial College London (since 2014); Professor Emeritus of Finance, The Wharton School of The University of Pennsylvania since June 2016; Professor of Finance and Economics (1990-1994); Vice Dean and Director of Wharton Doctoral Programs (1990-1993). Employed by The University of Pennsylvania (from 1980-2016).	18	None
William L. Cobb, Jr. Age: 75	Director of Glenmede Fund, Trustee of Glenmede Portfolios (since February 2007) and Chairman of the Funds (since December 2021)	Former Executive Vice President and Former Chief Investment Officer, The Church Pension Fund (defined benefit plan for retired clergy of the Episcopal Church) (1999-2014); Chair and Member, Investment Committee, The Minister and Missionaries Benefit Board of the American Baptist Church (until 2013); Chair and Member, Investment Committee, The Minister and Missionaries Benefit Board of the American Baptist Church (until 2013); Vice Chairman, J.P. Morgan Investment Management (1994-1999).	18	Director, TCW Direct Lending LLC
209

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The Glenmede Portfolios

Board Members and Officers Table (Unaudited) — (Continued)
Name and Age	Positions Held with the Funds/Time Served	Principal Occupations(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director/Trustee	Other Directorships Held by Director/ Trustee
Harry Wong Age: 74	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Former Managing Director, Knight Capital Americas, L.P., an operating subsidiary of Knight Capital Group Inc. (investment banking) (2009-2011); Managing Director, Long Point Advisors, LLC (business consulting) (2003-2012); Managing Director, BIO-IB LLC (healthcare investment banking) (2004-2009); Senior Managing Director, ABN AMRO (investment banking) (1990-2002); Adjunct Faculty Member, Sacred Heart University (2003-2007).	18	None
(1)Independent Directors/Trustees are those Directors/Trustees who are not “interested persons” of the Funds as defined in the 1940 Act.
210

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The Glenmede Portfolios

Board Members and Officers Table (Unaudited) — (Continued)
Interested Directors/Trustees(2)
Name and Age	Positions Held with the Funds/Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director/Trustee	Other Directorships Held by Director/ Trustee
Susan W. Catherwood(2) Age: 79	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Director (since 1988) and Member of the Investment Review/Relationship Oversight Committee (since 2001), Compensation Committee (since 1993) and Nominating Committee (Since 2018), Glenmede Trust; Director, The Glenmede Corporation (since 1988); Board Member, The Pew Charitable Trusts; Charter Trustee, The University of Pennsylvania; Chairman Emeritus, The University Museum of The University of Pennsylvania; Chairman of the Board of Managers, The Christopher Ludwick Foundation; Board Member, Monell Chemical Senses Center; Director: Thomas Skelton Harrison Foundation and The Catherwood Foundation; Fellow and serves on Finance and Investment Committees, and former Board member, College of Physicians of Philadelphia; Former Member and Chair, The Women’s Committee and Penn Museum Board of Overseers of the University of Pennsylvania;Former Board Chair, University of Pennsylvanita Health System (1991 - 1999).	18	None
Mary Ann B. Wirts(2) Age: 71	Director of Glenmede Fund (since June 2020) and Trustee of Glenmede Portfolios (since June 2020)	Managing Director and Chief Administrative Officer of Glenmede Trust (until 2020); Managing Director and Chief Administrative Officer of Glenmede Investment Management LP (2006-2020); First Vice President and Managing Director of Fixed Income of Glenmede Advisers (2000-2006).	18	None
(2)Interested Directors/Trustees are those Directors/Trustees who are “interested persons” of the Funds as defined in the 1940 Act. Susan W. Catherwood and Mary Ann B. Wirts are considered to be “interested” Director/Trustees of the Funds because of their current or prior affiliations with Glenmede Trust, the parent company of the Funds’ investment advisor, GIM, and/or their stock ownership in The Glenmede Corporation, of which GIM is an affiliate.
211

The Glenmede Fund, Inc.
The Glenmede Portfolios

Board Members and Officers Table (Unaudited) — (Concluded)
Officers
Name, Address and Age	Positions Held with the Funds/Time Served	Principal Occupation(s) During Past 5 Years
Kent E. Weaver, Jr. 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 55	President of the Funds since November 2019.	President of Glenmede Investment Management LP (since 2021); Director of Client Service of Glenmede Investment Management LP (July 2015-2021); Former Director of Client Service and Sales, Chief Compliance Officer of Philadelphia International Advisors, LP (2002-June 2015).
Kimberly C. Osborne 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 56	Executive Vice President of the Funds since December 1997; Assistant Treasurer of the Funds since December 2020.	Client Service Manager of Glenmede Investment Management LP (since 2006). Vice President of Glenmede Trust and Glenmede Advisers until 2008. Employed by Glenmede Trust 1993-2008 and Glenmede Advisers 2000-2008.
Christopher E. McGuire 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 49	Treasurer of the Funds since December 2019.	Director of Administration of Glenmede Investment Management LP (since October 2019); Managing Director, State Street Bank and Trust Company (from 2007 - October 2019).
Michael P. Malloy One Logan Square, Suite 2000 Philadelphia, PA 19103- 6996 Age: 63	Secretary of the Funds since January 1995.	Partner in the law firm of Faegre Drinker Biddle & Reath LLP.
Eimile J. Moore 690 Taylor Road, Suite 210 Columbus, OH 43230 Age: 53	Chief Compliance Officer of the Funds since December 2017.	Principal Consultant ACA Group (since 2011); Vice President/Business Manager, JP Morgan Distribution Services, Inc. (2006-2011).
Daniel P. Bulger 1 Lincoln Street, Floor 8 Boston, MA 02111 Age: 56	Assistant Secretary of the Funds since December 2022.	Vice President and Counsel, State Street Bank and Trust Company (2016-present).
Rebecca Tran Savage 1 Lincoln Street, Floor 8 Boston, MA 02111 Age:41	Assistant Secretary of the Funds since December 2022.	Assistant Vice President and Associate Counsel, State Street Bank and Trust Company (May 2022 - present).
212

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The Glenmede Portfolios

(Unaudited)
Proxy Voting
A description of the policies and procedures that the Funds’ investment advisor and sub-advisor use to vote proxies relating to the Funds’ portfolio securities is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Funds file their complete schedule of portfolio holdings of each Portfolio with the SEC for the first and third quarter of each fiscal year as an attachment to Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. You may also visit the Funds’ website at www.glenmedeim.com or call 1-800-442-8299 for this and other information about the Funds.
Board of Directors’/Trustees’ Consideration of Investment Advisory Agreements
At a meeting held on September 8, 2022, each Board of the Funds (collectively, the “Boards”) renewed the Investment Advisory Agreements for each Portfolio of the Funds.
In determining whether to renew the Investment Advisory Agreements (collectively, the “Agreements”), the Boards, including all of the Directors/Trustees who are not interested persons under the Investment Company Act of 1940, as amended (the “Independent Directors/Trustees”), reviewed and considered, among other items: (1) a memorandum from independent counsel setting forth the Boards’ fiduciary duties, responsibilities and the factors the Boards should consider in their evaluation of the Agreements; (2) reports prepared by an independent rating and ranking organization and charts prepared by the Advisor comparing the performance of each Portfolio it advises to the performance of its applicable benchmark index and relevant peer group; (3) a Broadridge Financial Solutions, Inc. (“Broadridge”) report comparing each Portfolio’s advisory fees, if any, and expenses to those of its relevant peer group; and (4) reports and presentations by representatives of the Advisor that described: (i) the nature, extent and quality of the Advisor’s services provided to its Portfolios; (ii) the experience and qualifications of the personnel providing those services; (iii) the Advisor’s organizational structure, financial information, insurance coverage and Forms ADV; (iv) the Advisor’s investment philosophies and processes; (v) the Advisor’s assets under management and client types; (vi) the Advisor’s soft dollar commission policy, including information on the types of research and services obtained in connection with soft dollar commissions and the Advisor’s trade allocation policies; (vii) the current advisory fee arrangements with those Portfolios that charge advisory fees; (viii) the contractual fee and expense waivers in effect for the Quantitative U.S. Long/Short Equity Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Equity Income Portfolio, Global Secured Options Portfolio, High Yield Municipal Portfolio, Women in Leadership U.S. Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Short Term Tax Aware Fixed Income Portfolio and Quantitative U.S. Total Market Equity Portfolio; (ix) the advisory fee arrangements with the Advisor’s other similarly managed clients, if any; (x) the Advisor’s compliance processes and conflicts of interest assessments; (xi) the Advisor’s profitability analyses related to providing services to the Portfolios; and (xii) the extent to which economies of scale are relevant to the Portfolios. The Directors/Trustees considered the written materials, the Advisor’s presentations, the Funds’ Chief Compliance Officer’s quarterly and annual reports, and deliberated on the Agreements in light of this information together with information provided to the Directors/Trustees in advance of each regular quarterly meeting over the course of the year. In their deliberations, the Directors/Trustees did not identify any single piece of information that was all-important or controlling.
The nature, extent and quality of the services provided to the Portfolios under the Agreements. The Directors/Trustees considered the nature, extent and quality of the services provided by the Advisor to the Portfolios and the resources dedicated to the Funds by the Advisor. The Directors/Trustees also considered the background and experience of the Advisor’s senior management personnel and the qualifications, background and responsibilities of the portfolio managers who are primarily responsible for the day-to-day portfolio management services for the Portfolios. The Directors/Trustees also considered the allocation of responsibilities among the Advisor and the sub-advisor to the High Yield Municipal Portfolio, AllianceBernstein, LP (“AllianceBernstein”). The Directors/Trustees also took into account the Advisor’s investment experience. The Directors/Trustees also considered that the Boards receive information from the Funds’ Chief Compliance Officer regarding the Advisor’s compliance policies and procedures. The Directors/Trustees also took into account their knowledge of management and the quality of the performance of management’s duties through Board meetings, discussion and reports during the preceding year. After reviewing these and related factors, the Boards, including all of the Independent Directors/Trustees, reached the following conclusions, among others, regarding the Advisor and the Agreements: the Advisor has the capabilities, resources and personnel necessary to manage the Portfolios; the Advisor has the capabilities, resources and personnel necessary to oversee AllianceBernstein as the sub-advisor to the High Yield Municipal Portfolio; and the Boards are satisfied with the quality of services provided by the Advisor in advising the Portfolios.
213

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The Glenmede Portfolios

(Unaudited) — (Continued)
The costs of the services provided and/or profits realized by the Advisor from its relationships with the Portfolios. The Directors/Trustees considered the fees charged to each Portfolio that pays an advisory fee as well as the expense levels of each Portfolio. This information included comparisons of each Portfolio’s advisory fee and expenses to those of its peer groups and information about the advisory fees charged by the Advisor to other accounts with a similar strategy, if any. In evaluating the Portfolios’ advisory fees, the Directors/Trustees considered the demands, complexity and quality of the investment management of the Portfolios. In considering the fees charged by the Advisor to any comparable accounts, the Directors/Trustees also considered, among other things, management’s discussion of the different investment restrictions or policies that may be involved in managing accounts of different types and that mutual funds generally involve more compliance and regulatory filings and generally require additional services to manage shareholder purchases and redemptions than separate accounts.
The Directors/Trustees also considered that the Advisor had renewed the existing expense limitation agreements with the Quantitative U.S. Long/Short Equity Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Equity Income Portfolio, Global Secured Options Portfolio, High Yield Municipal Portfolio, Women in Leadership U.S. Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Short Term Tax Aware Fixed Income Portfolio and Quantitative U.S. Total Market Equity Portfolio, pursuant to which the Advisor agreed to waive a portion of its advisory fee and/or reimburse certain expenses as a means of limiting each such Portfolio’s total annual operating expenses for a period of time. The Glenmede Fund Board considered that the Advisor had decreased the investment advisory fee for the High Yield Municipal Portfolio during the year.
The Directors/Trustees examined the profitability of the Advisor on a Portfolio-by-Portfolio basis and concluded that the profit to the Advisor for advisory services to the Portfolios seemed reasonable. The Boards also noted that The Glenmede Trust Company N.A. receives fees for shareholder servicing fees for certain classes of the Portfolios. The Glenmede Fund Board concluded that the benefits derived by the Advisor from managing the Portfolios, including how the Advisor uses soft dollars and selects brokers, and the ways in which it conducts portfolio transactions, seemed reasonable.
After reviewing these and related factors, including taking into account management’s discussion regarding the Portfolios’ expenses, the Boards concluded that the advisory fees were reasonable, and that the costs of these services generally and the related profitability of the Advisor from its relationships with the Portfolios were reasonable and supported the continuation of the Agreements. The Boards considered the annual operating expenses paid by each Portfolio and the operating expenses being paid by other comparable mutual funds. The Boards concluded that based on the Broadridge reports and those Portfolios that have contractual fee waiver and expense reimbursement agreements with the Advisor, the annual portfolio operating expenses were reasonable.
Investment performance of the Portfolios. The Directors/Trustees received and reviewed with management, information about the performance of the Portfolios over various time periods, including information that compared the performance of the Portfolios to the performance of peer groups and each Portfolio’s performance benchmark. The Boards also took into account the portfolio managers’ discussion of each Portfolio’s performance, including, where applicable, the reasons for a Portfolio’s over-or-under performance as compared to its benchmark index and/or peer group. The Boards concluded that based on the information provided, the performance of the Portfolios are generally mixed as compared with their applicable benchmark indices and other mutual funds in their peer groups in light of all factors considered.
Economies of Scale. The Directors/Trustees considered the existence of any economies of scale in the provision of services by the Advisor and whether those economies would be shared with the Portfolios through expense waivers or limitations. The Directors/Trustees noted that since the fees payable to the Advisor do not have breakpoints, there would be no economies of scale for those fees as the Portfolios’ assets increase. After reviewing these and related factors, the Boards concluded that the advisory fees were reasonable and supported the continuation of the Agreements.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Boards, including the Independent Directors/Trustees, concluded that renewal of each of the Investment Advisory Agreements would be reasonable and fair to the respective Portfolios and their shareholders, and approved the Agreements for an additional one-year period.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
Each of the Portfolios has adopted the Funds’ Liquidity Risk Management Program (the “Program”) pursuant to Rule 22e-4 under the 1940 Act, (the “Liquidity Rule”). The Program seeks to assess, manage and review each Portfolio’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of remaining investors’ interests in the Portfolio. Each Fund’s Board has appointed Glenmede Investment Management L.P. to be the program administrator for the Program (the “Program Administrator”). Among other things, the Liquidity Rule requires that the Program Administrator provide a written report to the Boards on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of the Highly Liquidity Investment Minimum (“HLIM”) established for each Portfolio, if any, and any material changes to the Program (the “Report”). At the June 9, 2022 Board meetings, the Program Administrator presented the annual Report concerning the operation of the Program for the period from
214

The Glenmede Fund, Inc.
The Glenmede Portfolios

(Unaudited) — (Concluded)
May 1, 2021 through April 30, 2022 (the “Program Reporting Period”). The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program had been adequately and effectively implemented with respect to each Portfolio. There were no material changes to the Program during the Program Reporting Period and none of the Portfolios were required to set a HLIM. The Report concluded that the Program is appropriately designed, implemented and is effectively operating to assess and manage each Portfolio’s liquidity risk within the compliance parameters of the Liquidity Rule during the Program Reporting Period.
215

The Glenmede Fund, Inc. and The Glenmede Portfolios
Investment Advisor
Glenmede Investment Management LP
One Liberty Place
1650 Market Street, Suite 1200
Philadelphia, Pennsylvania 19103
Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Custodian
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, Pennsylvania 19103-6996
Distributor
Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 2200
Milwaukee, Wisconsin 53202
Independent Auditors
PricewaterhouseCoopers LLP
2 Commerce Square, Suite #1800
2001 Market Street
Philadelphia, Pennsylvania 19103
Investment Sub-Advisor
(for High Yield Municipal Portfolio)
AllianceBernstein L.P.
501 Commerce Street
Nashville, TN 37203

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Fund’s investment policies and expenses as well as other pertinent information.

(b) Not applicable.

Item 2. Code of Ethics.

As of October 31, 2022, the Registrant has adopted a code of ethics that applies to the Registrant’s President and Treasurer (Principal Executive Officer and Principal Financial Officer). For the year ended October 31, 2022, there were no amendments to a provision of its code of ethics, nor were there any waivers, including implicit waivers granted from a provision of the code of ethics. A copy of the Registrant’s code of ethics is filed with the Form N-CSR under Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The audit committee financial expert serving on the Registrant’s audit committee is Harry Wong, who is “independent” as defined in Item 3(a)(2) of this Form.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $29,608 and $29,608 for the fiscal years ended October 31, 2021 and October 31, 2022, respectively.

(b)

Audit-Related Fees – There were no fees billed for the fiscal years ended October 31, 2021 and October 31, 2022 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under (a) of this Item.

(c)

Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Registrant’s tax returns, other tax-related filings and excise tax calculations were $5,400 and $5,400 for the fiscal years ended October 31, 2021 and October 31, 2022, respectively.

(d)

All Other Fees – There were no other fees billed for the fiscal years ended October 31, 2021 and October 31, 2022 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)

(1) The Registrant’s audit committee pre-approves all audit and non-audit services to be performed by the Registrant’s accountant before the accountant is engaged by the Registrant to perform such services.

(2) There were no services described in (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

None of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2022 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees and services billed by the Registrant’s accountant for each of the last two fiscal years were $5,400 and $5,400 for the fiscal years ended October 31, 2021 and October 31, 2022, respectively, as described above.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))), that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics for the Registrant’s President and Treasurer (Principal Executive Officer and Principal Financial Officer) described in Item 2 is attached hereto.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350), are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE GLENMEDE PORTFOLIOS

By (Signature and Title)	/s/ Kent E. Weaver
Kent E. Weaver President (Principal Executive Officer)

Date December 27, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kent E. Weaver
Kent E. Weaver President (Principal Executive Officer)

Date December 27, 2022

/s/ Christopher E. McGuire
Christopher E. McGuire Treasurer (Principal Financial Officer)

Date December 27, 2022